ProFund Access VP High Yield :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

U.S. Treasury Obligation (49.3%)

	Principal Amount	Value
U.S. Treasury Notes, 4.25%, 2/28/29	$7,650,000	$7,665,539
TOTAL U.S. TREASURY OBLIGATION (Cost $7,689,825)		7,665,539

Repurchase Agreements(a) (44.6%)

Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $6,931,996	6,928,000	6,928,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,928,000)		6,928,000
TOTAL INVESTMENT SECURITIES (Cost $14,617,825) —93.9%		14,593,539
Net other assets (liabilities) — 6.1%		947,308
NET ASSETS - 100.0%		$15,540,847

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	20	7/1/24	$2,139,219	$1,951

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Sell Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2024(2)	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement, Series 42	Daily	5.00%	6/20/29	3.28%	$11,610,000	$836,054	$813,002	$23,052	$(7,828)

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund could be required pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

ProFund VP Asia 30 :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (100.0%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	10,487	$758,840
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	43,414	477,120
Baidu, Inc.*ADR (Interactive Media & Services)	4,218	444,071
BHP Group, Ltd.ADR(a) (Metals & Mining)	15,702	905,848
Bilibili, Inc.*ADR(a) (Entertainment)	28,825	322,840
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	12,390	348,778
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	5,449	399,684
Full Truck Alliance Co., Ltd.*ADR (Ground Transportation)	50,796	369,287
Futu Holdings, Ltd.*ADR (Capital Markets)	6,503	352,137
HDFC Bank, Ltd.ADR (Banks)	15,760	882,087
ICICI Bank, Ltd.ADR (Banks)	28,415	750,440
Infosys, Ltd.ADR (IT Services)	27,829	498,974
iQIYI, Inc.*ADR (Entertainment)	70,657	298,879
JD.com, Inc.ADR (Broadline Retail)	18,045	494,253
JinkoSolar Holding Co., Ltd.ADR(a) (Semiconductors & Semiconductor Equipment)	8,847	222,856
Kanzhun, Ltd.ADR (Interactive Media & Services)	21,560	377,947
KE Holdings, Inc.ADR (Real Estate Management & Development)	25,076	344,293
Li Auto, Inc.*ADR (Automobiles)	13,241	400,938
Lufax Holding, Ltd.ADR (Consumer Finance)	109,619	462,592
NetEase, Inc.ADR (Entertainment)	6,386	660,760
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	5,214	452,679
NIO, Inc.*ADR(a) (Automobiles)	43,004	193,518
POSCO Holdings, Inc.ADR (Metals & Mining)	3,105	243,494
Sea, Ltd.*ADR (Entertainment)	10,370	556,973
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	10,546	1,434,783
Tencent Music Entertainment Group*ADR (Entertainment)	44,176	494,330
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	11,893	521,984
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	48,452	391,977
XPeng, Inc.*ADR (Automobiles)	26,540	203,827
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	18,865	395,033
TOTAL COMMON STOCKS (Cost $9,338,435)		14,661,222

Collateral for Securities Loaned(b) (13.2%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.24%(c)	1,942,009	$1,942,009
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,942,009)		1,942,009
TOTAL INVESTMENT SECURITIES (Cost $11,280,444) —113.2%		16,603,231
Net other assets (liabilities) — (13.2)%		(1,936,199)
NET ASSETS - 100.0%		$14,667,032

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $1,890,783.
(b)	Securities were purchased with cash collateral held from securities on loan at March 31, 2024.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2024.
ADR	American Depositary Receipt

ProFund VP Asia 30 :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

ProFund VP Asia 30 invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Air Freight & Logistics	$395,033	2.7%
Automobiles	798,283	5.4%
Banks	1,632,527	11.2%
Broadline Retail	1,253,093	8.5%
Capital Markets	352,137	2.4%
Consumer Finance	462,592	3.2%
Diversified Consumer Services	452,679	3.1%
Entertainment	2,333,782	15.9%
Ground Transportation	369,287	2.5%
Hotels, Restaurants & Leisure	521,984	3.6%
Interactive Media & Services	822,018	5.6%
IT Services	498,974	3.4%
Metals & Mining	1,149,342	7.9%
Pharmaceuticals	399,684	2.7%
Real Estate Management & Development	344,293	2.3%
Semiconductors & Semiconductor Equipment	2,875,514	19.6%
Other**	5,810	NM
Total	$14,667,032	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of March 31, 2024:

	Value	% of Net Assets
Australia	$905,848	6.2%
China	7,767,705	52.9%
Hong Kong	352,137	2.4%
India	2,531,185	17.3%
Singapore	556,973	3.8%
South Korea	243,494	1.7%
Taiwan	2,303,880	15.7%
Other**	5,810	NM
Total	$14,667,032	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

ProFund VP Banks :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (94.4%)

	Shares	Value
Ameris Bancorp (Banks)	850	$41,123
Apollo Global Management, Inc. (Financial Services)	569	63,984
Associated Banc-Corp. (Banks)	2,928	62,981
Atlantic Union Bankshares Corp. (Banks)	618	21,822
Axos Financial, Inc.* (Banks)	1,203	65,010
Banc of California, Inc. (Banks)	4,164	63,334
Bank of America Corp. (Banks)	1,737	65,867
Bank of Hawaii Corp. (Banks)	749	46,730
Bank OZK (Banks)	1,401	63,689
BankUnited, Inc. (Banks)	2,114	59,192
Banner Corp. (Banks)	402	19,296
BOK Financial Corp. (Banks)	312	28,704
Cadence Bank (Banks)	2,215	64,235
Cathay General Bancorp (Banks)	591	22,358
Citigroup, Inc. (Banks)	1,076	68,045
Citizens Financial Group, Inc. (Banks)	1,802	65,395
Columbia Banking System, Inc. (Banks)	3,171	61,359
Comerica, Inc. (Banks)	1,174	64,558
Commerce Bancshares, Inc. (Banks)	987	52,508
Community Bank System, Inc. (Banks)	621	29,827
Corebridge Financial, Inc. (Financial Services)	2,527	72,601
Cullen/Frost Bankers, Inc. (Banks)	570	64,165
CVB Financial Corp. (Banks)	1,947	34,734
East West Bancorp, Inc. (Banks)	805	63,684
Eastern Bankshares, Inc. (Banks)	1,633	22,503
Equitable Holdings, Inc. (Financial Services)	1,841	69,976
Essent Group, Ltd. (Financial Services)	995	59,212
F.N.B. Corp. (Banks)	3,794	53,495
Fifth Third Bancorp (Banks)	1,701	63,294
First Bancorp (Banks)	2,411	42,289
First Citizens BancShares, Inc. - Class A (Banks)	40	65,400
First Financial Bancorp (Banks)	738	16,546
First Financial Bankshares, Inc. (Banks)	962	31,563
First Hawaiian, Inc. (Banks)	1,490	32,720
First Horizon Corp. (Banks)	4,135	63,672
First Interstate BancSystem, Inc. - Class A (Banks)	1,482	40,325
First Merchants Corp. (Banks)	491	17,136
Fulton Financial Corp. (Banks)	2,209	35,101
Glacier Bancorp, Inc. (Banks)	1,370	55,184
Hancock Whitney Corp. (Banks)	997	45,902
Hilltop Holdings, Inc. (Banks)	686	21,486
Home BancShares, Inc. (Banks)	2,116	51,990
Huntington Bancshares, Inc. (Banks)	4,583	63,933
Independent Bank Corp. (Banks)	572	29,755
Independent Bank Group, Inc. (Banks)	471	21,501
International Bancshares Corp. (Banks)	430	24,140
Jackson Financial, Inc. - Class A (Financial Services)	1,049	69,381
JPMorgan Chase & Co. (Banks)	329	65,899
KeyCorp (Banks)	4,145	65,532
Lakeland Financial Corp. (Banks)	219	14,524
M&T Bank Corp. (Banks)	433	62,976
MGIC Investment Corp. (Financial Services)	3,133	70,054
Mr. Cooper Group, Inc.* (Financial Services)	800	62,360
New York Community Bancorp, Inc. (Banks)	18,089	58,247
NMI Holdings, Inc.* - Class A (Financial Services)	1,009	32,631
Northern Trust Corp. (Capital Markets)	757	67,313
Old National Bancorp (Banks)	3,687	64,191
Pacific Premier Bancorp, Inc. (Banks)	1,141	27,384
PennyMac Financial Services, Inc. (Financial Services)	489	44,543
Pinnacle Financial Partners, Inc. (Banks)	739	63,465
Popular, Inc. (Banks)	728	64,130
Prosperity Bancshares, Inc. (Banks)	981	64,530
Radian Group, Inc. (Financial Services)	2,097	70,187
Regions Financial Corp. (Banks)	3,143	66,129
Renasant Corp. (Banks)	490	15,347
Seacoast Banking Corp. of Florida (Banks)	922	23,410
ServisFirst Bancshares, Inc. (Banks)	373	24,752
Simmons First National Corp. - Class A (Banks)	1,035	20,141
SouthState Corp. (Banks)	738	62,752
Synovus Financial Corp. (Banks)	1,561	62,534
Texas Capital Bancshares, Inc.* (Banks)	959	59,026
The Bancorp, Inc.* (Banks)	1,067	35,702
The Bank of New York Mellon Corp. (Capital Markets)	1,115	64,246
The PNC Financial Services Group, Inc. (Banks)	411	66,418
Triumph Financial, Inc.* (Banks)	297	23,558
Truist Financial Corp. (Banks)	1,652	64,395
Trustmark Corp. (Banks)	571	16,051
U.S. Bancorp (Banks)	1,430	63,921
UMB Financial Corp. (Banks)	435	37,841
United Bankshares, Inc. (Banks)	1,333	47,708
United Community Banks, Inc. (Banks)	1,332	35,058
Valley National Bancorp (Banks)	7,772	61,865
Voya Financial, Inc. (Financial Services)	902	66,676
WaFd, Inc. (Banks)	691	20,060
Walker & Dunlop, Inc. (Financial Services)	484	48,913
Webster Financial Corp. (Banks)	1,271	64,529
Wells Fargo & Co. (Banks)	1,085	62,887
WesBanco, Inc. (Banks)	389	11,596
Western Alliance Bancorp (Banks)	1,026	65,859
Wintrust Financial Corp. (Banks)	633	66,079
WSFS Financial Corp. (Banks)	609	27,490
Zions Bancorp NA (Banks)	1,465	63,581
TOTAL COMMON STOCKS (Cost $2,981,507)		4,508,195
TOTAL INVESTMENT SECURITIES (Cost $2,981,507) —94.4%		4,508,195
Net other assets (liabilities) — 5.6%		269,029
NET ASSETS - 100.0%		$4,777,224

*	Non-income producing security.

ProFund VP Banks :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International	4/23/24	5.93%	$236,428	$1,822

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Banks	$3,646,118	76.3%
Capital Markets	131,559	2.8%
Financial Services	730,518	15.3%
Other**	269,029	5.6%
Total	$4,777,224	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Bear :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (105.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $1,868,077	$1,867,000	$1,867,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,867,000)		1,867,000
TOTAL INVESTMENT SECURITIES (Cost $1,867,000) —105.0%		1,867,000
Net other assets (liabilities) — (5.0)%		(89,369)
NET ASSETS - 100.0%		$1,777,631

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $253,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	1	6/24/24	$(265,425)	$(8,052)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	4/29/24	(5.68)%	$(575,351)	$(638)
S&P 500	UBS AG	4/29/24	(5.48)%	(930,545)	(924)
				$(1,505,896)	$(1,562)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (98.5%)

	Shares	Value
4D Molecular Therapeutics, Inc.* (Biotechnology)	7,898	$251,630
89bio, Inc.* (Biotechnology)	23,470	273,191
AbbVie, Inc. (Biotechnology)	2,603	474,006
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	19,862	367,248
ADMA Biologics, Inc.* (Biotechnology)	34,638	228,611
Agios Pharmaceuticals, Inc.* (Biotechnology)	11,230	328,365
Akero Therapeutics, Inc.* (Biotechnology)	14,926	377,031
Alector, Inc.* (Biotechnology)	13,993	84,238
Alkermes PLC* (Biotechnology)	15,917	430,873
Allogene Therapeutics, Inc.* (Biotechnology)	39,891	178,313
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	3,108	464,491
Alpine Immune Sciences, Inc.* (Biotechnology)	11,911	472,152
Altimmune, Inc.* (Biotechnology)	44,810	456,166
Amgen, Inc. (Biotechnology)	1,701	483,628
Amicus Therapeutics, Inc.* (Biotechnology)	37,852	445,897
AnaptysBio, Inc.* (Biotechnology)	4,605	103,705
Anavex Life Sciences Corp.*(a) (Biotechnology)	34,013	173,126
Apellis Pharmaceuticals, Inc.* (Biotechnology)	7,554	444,024
Apogee Therapeutics, Inc.* (Biotechnology)	3,357	223,073
Arcellx, Inc.* (Biotechnology)	6,435	447,554
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	7,950	268,472
Arcus Biosciences, Inc.* (Biotechnology)	17,245	325,586
Arcutis Biotherapeutics, Inc.* (Biotechnology)	41,756	413,802
Ardelyx, Inc.* (Biotechnology)	53,576	391,105
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	13,919	398,083
ARS Pharmaceuticals, Inc.* (Biotechnology)	5,664	57,886
Astria Therapeutics, Inc.* (Biotechnology)	7,947	111,854
Avid Bioservices, Inc.* (Biotechnology)	26,684	178,783
Avidity Biosciences, Inc.* (Biotechnology)	10,203	260,381
Avita Medical, Inc.* (Biotechnology)	2,620	41,999
Beam Therapeutics, Inc.* (Biotechnology)	12,405	409,861
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	79,696	404,856
Biogen, Inc.* (Biotechnology)	2,086	449,804
Biohaven, Ltd.* (Biotechnology)	8,031	439,215
BioMarin Pharmaceutical, Inc.* (Biotechnology)	5,417	473,121
Biomea Fusion, Inc.*(a) (Biotechnology)	24,286	363,076
Blueprint Medicines Corp.* (Biotechnology)	5,044	478,474
Bridgebio Pharma, Inc.* (Biotechnology)	16,065	496,729
C4 Therapeutics, Inc.* (Biotechnology)	42,325	345,795
Cabaletta Bio, Inc.* (Biotechnology)	17,994	306,978
CareDx, Inc.* (Biotechnology)	18,520	196,127
Cargo Therapeutics, Inc.* (Biotechnology)	2,416	53,925
Caribou Biosciences, Inc.* (Biotechnology)	27,489	141,293
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	24,713	393,925
Celldex Therapeutics, Inc.* (Biotechnology)	9,718	407,864
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	11,287	477,101
Cogent Biosciences, Inc.* (Biotechnology)	35,760	240,307
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	11,009	515,330
CRISPR Therapeutics AG*(a) (Biotechnology)	5,899	402,076
Cullinan Oncology, Inc.* (Biotechnology)	4,927	83,956
Cytokinetics, Inc.* (Biotechnology)	7,081	496,448
Day One Biopharmaceuticals, Inc.* (Biotechnology)	9,803	161,946
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	11,080	174,288
Denali Therapeutics, Inc.* (Biotechnology)	22,080	453,082
Disc Medicine, Inc.* (Biotechnology)	5,222	325,122
Dynavax Technologies Corp.* (Biotechnology)	35,432	439,711
Dyne Therapeutics, Inc.* (Biotechnology)	17,484	496,371
Editas Medicine, Inc.* (Biotechnology)	40,914	303,582
Exact Sciences Corp.* (Biotechnology)	7,754	535,490
Exelixis, Inc.* (Biotechnology)	20,962	497,427
Fate Therapeutics, Inc.* (Biotechnology)	37,044	271,903
Geron Corp.* (Biotechnology)	122,414	403,966
Gilead Sciences, Inc. (Biotechnology)	6,198	454,004
Halozyme Therapeutics, Inc.* (Biotechnology)	11,157	453,867
Ideaya Biosciences, Inc.* (Biotechnology)	10,219	448,410
ImmunityBio, Inc.*(a) (Biotechnology)	66,527	357,250
Immunovant, Inc.* (Biotechnology)	14,692	474,699
Incyte Corp.* (Biotechnology)	7,757	441,916
Inhibrx, Inc.* (Biotechnology)	10,253	358,445
Insmed, Inc.* (Biotechnology)	16,735	454,021
Intellia Therapeutics, Inc.* (Biotechnology)	15,535	427,368
Ionis Pharmaceuticals, Inc.* (Biotechnology)	10,584	458,816
Iovance Biotherapeutics, Inc.* (Biotechnology)	29,654	439,472
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	51,673	450,072
Keros Therapeutics, Inc.* (Biotechnology)	6,068	401,702
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	7,151	141,089
Krystal Biotech, Inc.* (Biotechnology)	2,709	482,012
Kura Oncology, Inc.* (Biotechnology)	15,803	337,078
Kymera Therapeutics, Inc.* (Biotechnology)	10,705	430,341
MacroGenics, Inc.* (Biotechnology)	17,928	263,900
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	1,823	486,814
MannKind Corp.* (Biotechnology)	37,168	168,371
Mersana Therapeutics, Inc.* (Biotechnology)	18,705	83,798
MiMedx Group, Inc.* (Biotechnology)	14,635	112,690
Mirum Pharmaceuticals, Inc.* (Biotechnology)	13,518	339,572
Moderna, Inc.* (Biotechnology)	4,519	481,545
Morphic Holding, Inc.* (Biotechnology)	11,209	394,557
Myriad Genetics, Inc.* (Biotechnology)	12,646	269,613
Natera, Inc.* (Biotechnology)	5,228	478,153
Neurocrine Biosciences, Inc.* (Biotechnology)	3,344	461,204
Novavax, Inc.*(a) (Biotechnology)	85,347	407,959
Nurix Therapeutics, Inc.* (Biotechnology)	10,734	157,790

ProFund VP Biotechnology :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Nuvalent, Inc.* - Class A (Biotechnology)	5,517	$414,272
Olema Pharmaceuticals, Inc.* (Biotechnology)	14,962	169,370
ORIC Pharmaceuticals, Inc.* (Biotechnology)	5,643	77,591
Protagonist Therapeutics, Inc.* (Biotechnology)	12,144	351,326
Prothena Corp. PLC* (Biotechnology)	15,406	381,607
PTC Therapeutics, Inc.* (Biotechnology)	14,941	434,634
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	41,606	414,812
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	481	462,958
REGENXBIO, Inc.* (Biotechnology)	9,132	192,411
Relay Therapeutics, Inc.* (Biotechnology)	23,560	195,548
Replimune Group, Inc.* (Biotechnology)	32,598	266,326
REVOLUTION Medicines, Inc.* (Biotechnology)	14,436	465,272
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	11,101	481,006
Rocket Pharmaceuticals, Inc.* (Biotechnology)	16,687	449,548
Roivant Sciences, Ltd.* (Biotechnology)	43,593	459,470
Sage Therapeutics, Inc.* (Biotechnology)	19,923	373,357
Sana Biotechnology, Inc.* (Biotechnology)	25,178	251,780
Sarepta Therapeutics, Inc.* (Biotechnology)	3,743	484,569
Scholar Rock Holding Corp.* (Biotechnology)	17,554	311,759
Soleno Therapeutics, Inc.* (Biotechnology)	5,389	230,649
SpringWorks Therapeutics, Inc.* (Biotechnology)	9,115	448,640
Summit Therapeutics, Inc.*(a) (Biotechnology)	33,014	136,678
Syndax Pharmaceuticals, Inc.* (Biotechnology)	18,949	450,986
Tango Therapeutics, Inc.* (Biotechnology)	11,170	88,690
TG Therapeutics, Inc.* (Biotechnology)	27,746	422,017
Travere Therapeutics, Inc.* (Biotechnology)	30,219	232,988
Twist Bioscience Corp.* (Biotechnology)	12,392	425,170
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	9,214	430,202
United Therapeutics Corp.* (Biotechnology)	1,916	440,144
Vaxcyte, Inc.* (Biotechnology)	6,405	437,526
Vera Therapeutics, Inc.* (Biotechnology)	8,874	382,647
Veracyte, Inc.* (Biotechnology)	15,665	347,136
Vericel Corp.* (Biotechnology)	8,751	455,227
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,126	470,679
Verve Therapeutics, Inc.* (Biotechnology)	21,910	290,965
Viking Therapeutics, Inc.* (Biotechnology)	6,486	531,851
Vir Biotechnology, Inc.* (Biotechnology)	22,304	225,940
Viridian Therapeutics, Inc.* (Biotechnology)	20,759	363,490
Voyager Therapeutics, Inc.* (Biotechnology)	6,052	56,344
Xencor, Inc.* (Biotechnology)	11,645	257,704
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	15,129	238,433
TOTAL COMMON STOCKS (Cost $35,157,109)		45,912,672

Repurchase Agreements(b) (1.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $460,265	$460,000	$460,000
TOTAL REPURCHASE AGREEMENTS (Cost $460,000)		460,000

Collateral for Securities Loaned(c) (3.7%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.24%(d)	1,723,236	$1,723,236
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,723,236)		1,723,236
TOTAL INVESTMENT SECURITIES (Cost $37,340,345) —103.2%		48,095,908
Net other assets (liabilities) — (3.2)%		(1,492,789)
NET ASSETS - 100.0%		$46,603,119

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $1,645,287.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at March 31, 2024.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2024.

ProFund VP Biotechnology :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International	4/23/24	5.93%	$555,185	$12,828

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Biotechnology	$45,912,672	98.5%
Other**	690,447	1.5%
Total	$46,603,119	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Bull :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (77.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	577	$61,202
A.O. Smith Corp. (Building Products)	128	11,451
Abbott Laboratories (Health Care Equipment & Supplies)	1,812	205,953
AbbVie, Inc. (Biotechnology)	1,843	335,610
Accenture PLC - Class A (IT Services)	654	226,683
Adobe, Inc.* (Software)	472	238,171
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,687	304,487
Aflac, Inc. (Insurance)	549	47,137
Agilent Technologies, Inc. (Life Sciences Tools & Services)	306	44,526
Air Products and Chemicals, Inc. (Chemicals)	232	56,207
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	455	75,057
Akamai Technologies, Inc.* (IT Services)	157	17,075
Albemarle Corp. (Chemicals)	122	16,072
Alexandria Real Estate Equities, Inc. (Office REITs)	164	21,141
Align Technology, Inc.* (Health Care Equipment & Supplies)	74	24,266
Allegion PLC (Building Products)	92	12,393
Alliant Energy Corp. (Electric Utilities)	266	13,406
Alphabet, Inc.* - Class A (Interactive Media & Services)	6,151	928,370
Alphabet, Inc.* - Class C (Interactive Media & Services)	5,150	784,139
Altria Group, Inc. (Tobacco)	1,841	80,304
Amazon.com, Inc.* (Broadline Retail)	9,542	1,721,186
Amcor PLC (Containers & Packaging)	1,509	14,351
Ameren Corp. (Multi-Utilities)	274	20,265
American Airlines Group, Inc.* (Passenger Airlines)	683	10,484
American Electric Power Co., Inc. (Electric Utilities)	549	47,269
American Express Co. (Consumer Finance)	597	135,932
American International Group, Inc. (Insurance)	733	57,299
American Tower Corp. (Specialized REITs)	487	96,227
American Water Works Co., Inc. (Water Utilities)	203	24,809
Ameriprise Financial, Inc. (Capital Markets)	105	46,036
AMETEK, Inc. (Electrical Equipment)	241	44,079
Amgen, Inc. (Biotechnology)	558	158,651
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	626	72,209
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	518	102,455
ANSYS, Inc.* (Software)	91	31,592
Aon PLC - Class A (Insurance)	209	69,747
APA Corp. (Oil, Gas & Consumable Fuels)	316	10,864
Apple, Inc. (Technology Hardware, Storage & Peripherals)	15,152	2,598,264
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	869	179,214
Aptiv PLC* (Automobile Components)	291	23,178
Arch Capital Group, Ltd.* (Insurance)	387	35,774
Archer-Daniels-Midland Co. (Food Products)	557	34,985
Arista Networks, Inc.* (Communications Equipment)	263	76,265
Arthur J. Gallagher & Co. (Insurance)	226	56,509
Assurant, Inc. (Insurance)	54	10,165
AT&T, Inc. (Diversified Telecommunication Services)	7,463	131,349
Atmos Energy Corp. (Gas Utilities)	157	18,663
Autodesk, Inc.* (Software)	223	58,074
Automatic Data Processing, Inc. (Professional Services)	429	107,138
AutoZone, Inc.* (Specialty Retail)	18	56,730
AvalonBay Communities, Inc. (Residential REITs)	148	27,462
Avery Dennison Corp. (Containers & Packaging)	84	18,753
Axon Enterprise, Inc.* (Aerospace & Defense)	74	23,153
Baker Hughes Co. (Energy Equipment & Services)	1,045	35,008
Ball Corp. (Containers & Packaging)	329	22,160
Bank of America Corp. (Banks)	7,187	272,531
Bath & Body Works, Inc. (Specialty Retail)	236	11,805
Baxter International, Inc. (Health Care Equipment & Supplies)	530	22,652
Becton Dickinson & Co. (Health Care Equipment & Supplies)	302	74,730
Berkshire Hathaway, Inc.* - Class B (Financial Services)	1,899	798,568
Best Buy Co., Inc. (Specialty Retail)	200	16,406
Biogen, Inc.* (Biotechnology)	151	32,560
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	22	7,609
Bio-Techne Corp. (Life Sciences Tools & Services)	164	11,544
BlackRock, Inc. (Capital Markets)	146	121,720
Blackstone, Inc. (Capital Markets)	751	98,659
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	36	130,603
BorgWarner, Inc. (Automobile Components)	240	8,338
Boston Properties, Inc. (Office REITs)	151	9,862
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,529	104,721
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,124	115,185
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	459	608,363
Broadridge Financial Solutions, Inc. (Professional Services)	123	25,198
Brown & Brown, Inc. (Insurance)	247	21,622
Brown-Forman Corp. - Class B (Beverages)	189	9,756
Builders FirstSource, Inc.* (Building Products)	129	26,903
Bunge Global SA (Food Products)	152	15,583
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	122	9,289
Cadence Design Systems, Inc.* (Software)	284	88,404
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	225	9,842

ProFund VP Bull :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Camden Property Trust (Residential REITs)	111	$10,922
Campbell Soup Co. (Food Products)	205	9,112
Capital One Financial Corp. (Consumer Finance)	397	59,109
Cardinal Health, Inc. (Health Care Providers & Services)	254	28,423
CarMax, Inc.* (Specialty Retail)	165	14,373
Carnival Corp.* (Hotels, Restaurants & Leisure)	1,052	17,190
Carrier Global Corp. (Building Products)	872	50,689
Catalent, Inc.* (Pharmaceuticals)	189	10,669
Caterpillar, Inc. (Machinery)	531	194,574
Cboe Global Markets, Inc. (Capital Markets)	110	20,210
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	310	30,144
CDW Corp. (Electronic Equipment, Instruments & Components)	140	35,809
Celanese Corp. (Chemicals)	105	18,045
Cencora, Inc. (Health Care Providers & Services)	173	42,037
Centene Corp.* (Health Care Providers & Services)	558	43,792
CenterPoint Energy, Inc. (Multi-Utilities)	659	18,775
CF Industries Holdings, Inc. (Chemicals)	199	16,559
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	54	14,631
Charter Communications, Inc.* - Class A (Media)	103	29,935
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,810	285,509
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	29	84,296
Chubb, Ltd. (Insurance)	423	109,612
Church & Dwight Co., Inc. (Household Products)	257	26,808
Cincinnati Financial Corp. (Insurance)	164	20,364
Cintas Corp. (Commercial Services & Supplies)	90	61,833
Cisco Systems, Inc. (Communications Equipment)	4,242	211,718
Citigroup, Inc. (Banks)	1,987	125,658
Citizens Financial Group, Inc. (Banks)	487	17,673
CME Group, Inc. (Capital Markets)	376	80,949
CMS Energy Corp. (Multi-Utilities)	307	18,524
Cognizant Technology Solutions Corp. - Class A (IT Services)	520	38,111
Colgate-Palmolive Co. (Household Products)	859	77,353
Comcast Corp. - Class A (Media)	4,136	179,296
Comerica, Inc. (Banks)	138	7,589
Conagra Brands, Inc. (Food Products)	499	14,790
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,230	156,554
Consolidated Edison, Inc. (Multi-Utilities)	360	32,692
Constellation Brands, Inc. - Class A (Beverages)	168	45,656
Constellation Energy Corp. (Electric Utilities)	333	61,555
Copart, Inc.* (Commercial Services & Supplies)	912	52,823
Corning, Inc. (Electronic Equipment, Instruments & Components)	802	26,434
Corpay, Inc.* (Software)	75	23,141
Corteva, Inc. (Chemicals)	733	42,272
CoStar Group, Inc.* (Real Estate Management & Development)	426	41,152
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	463	339,208
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	785	21,886
Crown Castle, Inc. (Specialized REITs)	453	47,941
CSX Corp. (Ground Transportation)	2,063	76,475
Cummins, Inc. (Machinery)	142	41,840
CVS Health Corp. (Health Care Providers & Services)	1,314	104,805
D.R. Horton, Inc. (Household Durables)	312	51,339
Danaher Corp. (Life Sciences Tools & Services)	686	171,308
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	125	20,894
DaVita, Inc.* (Health Care Providers & Services)	56	7,731
Dayforce, Inc.* (Professional Services)	163	10,792
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	27	25,414
Deere & Co. (Machinery)	272	111,721
Delta Air Lines, Inc. (Passenger Airlines)	668	31,978
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	221	7,335
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	669	33,570
Dexcom, Inc.* (Health Care Equipment & Supplies)	402	55,757
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	187	37,058
Digital Realty Trust, Inc. (Specialized REITs)	316	45,517
Discover Financial Services (Consumer Finance)	261	34,214
Dollar General Corp. (Consumer Staples Distribution & Retail)	229	35,738
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	216	28,760
Dominion Energy, Inc. (Multi-Utilities)	873	42,943
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	36	17,888
Dover Corp. (Machinery)	146	25,870
Dow, Inc. (Chemicals)	733	42,463
DTE Energy Co. (Multi-Utilities)	216	24,222
Duke Energy Corp. (Electric Utilities)	805	77,852
DuPont de Nemours, Inc. (Chemicals)	449	34,425
Eastman Chemical Co. (Chemicals)	122	12,227
Eaton Corp. PLC (Electrical Equipment)	417	130,387
eBay, Inc. (Broadline Retail)	542	28,607
Ecolab, Inc. (Chemicals)	265	61,189
Edison International (Electric Utilities)	400	28,292
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	633	60,489
Electronic Arts, Inc. (Entertainment)	254	33,698

ProFund VP Bull :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Elevance Health, Inc. (Health Care Providers & Services)	245	$127,042
Eli Lilly & Co. (Pharmaceuticals)	832	647,262
Emerson Electric Co. (Electrical Equipment)	597	67,712
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	142	17,179
Entergy Corp. (Electric Utilities)	221	23,355
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	609	77,855
EPAM Systems, Inc.* (IT Services)	60	16,570
EQT Corp. (Oil, Gas & Consumable Fuels)	429	15,903
Equifax, Inc. (Professional Services)	129	34,510
Equinix, Inc. (Specialized REITs)	98	80,883
Equity Residential (Residential REITs)	360	22,720
Essex Property Trust, Inc. (Residential REITs)	67	16,402
Etsy, Inc.* (Broadline Retail)	125	8,590
Everest Group, Ltd. (Insurance)	45	17,888
Evergy, Inc. (Electric Utilities)	240	12,811
Eversource Energy (Electric Utilities)	365	21,816
Exelon Corp. (Electric Utilities)	1,039	39,035
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	136	18,734
Expeditors International of Washington, Inc. (Air Freight & Logistics)	152	18,479
Extra Space Storage, Inc. (Specialized REITs)	221	32,487
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,145	481,814
F5, Inc.* (Communications Equipment)	61	11,565
FactSet Research Systems, Inc. (Capital Markets)	40	18,176
Fair Isaac Corp.* (Software)	26	32,490
Fastenal Co. (Trading Companies & Distributors)	597	46,053
Federal Realty Investment Trust (Retail REITs)	77	7,863
FedEx Corp. (Air Freight & Logistics)	240	69,538
Fidelity National Information Services, Inc. (Financial Services)	618	45,843
Fifth Third Bancorp (Banks)	711	26,456
First Horizon Corp. (Banks)	1	9
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	112	18,906
FirstEnergy Corp. (Electric Utilities)	539	20,816
Fiserv, Inc.* (Financial Services)	626	100,047
FMC Corp. (Chemicals)	130	8,281
Ford Motor Co. (Automobiles)	4,074	54,103
Fortinet, Inc.* (Software)	665	45,426
Fortive Corp. (Machinery)	366	31,483
Fox Corp. - Class A (Media)	250	7,818
Fox Corp. - Class B (Media)	138	3,950
Franklin Resources, Inc. (Capital Markets)	313	8,798
Freeport-McMoRan, Inc. (Metals & Mining)	1,497	70,388
Garmin, Ltd. (Household Durables)	160	23,819
Gartner, Inc.* (IT Services)	81	38,610
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	443	40,273
Gen Digital, Inc. (Software)	585	13,104
Generac Holdings, Inc.* (Electrical Equipment)	64	8,073
General Dynamics Corp. (Aerospace & Defense)	237	66,950
General Electric Co. (Industrial Conglomerates)	1,136	199,402
General Mills, Inc. (Food Products)	593	41,492
General Motors Co. (Automobiles)	1,205	54,647
Genuine Parts Co. (Distributors)	146	22,620
Gilead Sciences, Inc. (Biotechnology)	1,301	95,298
Global Payments, Inc. (Financial Services)	272	36,356
Globe Life, Inc. (Insurance)	89	10,357
Halliburton Co. (Energy Equipment & Services)	929	36,621
Hasbro, Inc. (Leisure Products)	136	7,687
HCA Healthcare, Inc. (Health Care Providers & Services)	207	69,041
Healthpeak Properties, Inc. (Health Care REITs)	739	13,856
Henry Schein, Inc.* (Health Care Providers & Services)	136	10,271
Hess Corp. (Oil, Gas & Consumable Fuels)	287	43,808
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,357	24,060
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	263	56,101
Hologic, Inc.* (Health Care Equipment & Supplies)	245	19,100
Honeywell International, Inc. (Industrial Conglomerates)	688	141,212
Hormel Foods Corp. (Food Products)	303	10,572
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	736	15,220
Howmet Aerospace, Inc. (Aerospace & Defense)	408	27,919
HP, Inc. (Technology Hardware, Storage & Peripherals)	910	27,500
Hubbell, Inc. (Electrical Equipment)	56	23,243
Humana, Inc. (Health Care Providers & Services)	128	44,380
Huntington Bancshares, Inc. (Banks)	1,512	21,092
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	41	11,950
IDEX Corp. (Machinery)	79	19,278
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	87	46,974
Illinois Tool Works, Inc. (Machinery)	284	76,206
Illumina, Inc.* (Life Sciences Tools & Services)	166	22,795
Incyte Corp.* (Biotechnology)	194	11,052
Ingersoll Rand, Inc. (Machinery)	423	40,164
Insulet Corp.* (Health Care Equipment & Supplies)	73	12,512
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,413	194,922
Intercontinental Exchange, Inc. (Capital Markets)	598	82,183
International Business Machines Corp. (IT Services)	955	182,367
International Flavors & Fragrances, Inc. (Chemicals)	266	22,873

ProFund VP Bull :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
International Paper Co. (Containers & Packaging)	361	$14,086
Intuit, Inc. (Software)	292	189,800
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	368	146,866
Invesco, Ltd. (Capital Markets)	469	7,781
Invitation Homes, Inc. (Residential REITs)	600	21,366
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	190	48,049
Iron Mountain, Inc. (Specialized REITs)	305	24,464
J.B. Hunt Transport Services, Inc. (Ground Transportation)	85	16,936
Jabil, Inc. (Electronic Equipment, Instruments & Components)	133	17,815
Jack Henry & Associates, Inc. (Financial Services)	76	13,203
Jacobs Solutions, Inc. (Professional Services)	131	20,139
Johnson & Johnson (Pharmaceuticals)	2,513	397,530
Johnson Controls International PLC (Building Products)	711	46,443
JPMorgan Chase & Co. (Banks)	3,018	604,505
Juniper Networks, Inc. (Communications Equipment)	336	12,452
Kellanova (Food Products)	275	15,755
Kenvue, Inc. (Personal Care Products)	1,799	38,607
Keurig Dr Pepper, Inc. (Beverages)	1,087	33,338
KeyCorp (Banks)	978	15,462
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	182	28,461
Kimberly-Clark Corp. (Household Products)	352	45,531
Kimco Realty Corp. (Retail REITs)	695	13,629
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,019	37,028
KLA Corp. (Semiconductors & Semiconductor Equipment)	141	98,498
L3Harris Technologies, Inc. (Aerospace & Defense)	198	42,194
Laboratory Corp. of America Holdings (Health Care Providers & Services)	89	19,443
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	137	133,105
Lamb Weston Holdings, Inc. (Food Products)	151	16,086
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	385	19,905
Leidos Holdings, Inc. (Professional Services)	144	18,877
Lennar Corp. - Class A (Household Durables)	258	44,371
Linde PLC (Chemicals)	506	234,946
Live Nation Entertainment, Inc.* (Entertainment)	148	15,654
LKQ Corp. (Distributors)	279	14,901
Lockheed Martin Corp. (Aerospace & Defense)	224	101,891
Loews Corp. (Insurance)	190	14,875
Lowe's Cos., Inc. (Specialty Retail)	600	152,838
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	120	46,878
LyondellBasell Industries N.V. - Class A (Chemicals)	267	27,309
M&T Bank Corp. (Banks)	173	25,161
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	611	17,316
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	384	77,376
MarketAxess Holdings, Inc. (Capital Markets)	40	8,770
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	259	65,309
Marsh & McLennan Cos., Inc. (Insurance)	514	105,874
Martin Marietta Materials, Inc. (Construction Materials)	65	39,906
Masco Corp. (Building Products)	229	18,064
Mastercard, Inc. - Class A (Financial Services)	861	414,632
Match Group, Inc.* (Interactive Media & Services)	284	10,304
McCormick & Co., Inc. (Food Products)	262	20,124
McDonald's Corp. (Hotels, Restaurants & Leisure)	757	213,435
McKesson Corp. (Health Care Providers & Services)	137	73,548
Medtronic PLC (Health Care Equipment & Supplies)	1,388	120,964
Merck & Co., Inc. (Pharmaceuticals)	2,645	349,008
Meta Platforms, Inc. - Class A (Interactive Media & Services)	2,296	1,114,891
MetLife, Inc. (Insurance)	641	47,505
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	22	29,288
MGM Resorts International* (Hotels, Restaurants & Leisure)	285	13,455
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	564	50,596
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,152	135,809
Microsoft Corp. (Software)	7,756	3,263,103
Mid-America Apartment Communities, Inc. (Residential REITs)	122	16,053
Moderna, Inc.* (Biotechnology)	346	36,870
Mohawk Industries, Inc.* (Household Durables)	55	7,199
Molina Healthcare, Inc.* (Health Care Providers & Services)	61	25,061
Molson Coors Beverage Co. - Class B (Beverages)	193	12,979
Mondelez International, Inc. - Class A (Food Products)	1,405	98,350
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	50	33,871
Monster Beverage Corp.* (Beverages)	771	45,705
Moody's Corp. (Capital Markets)	164	64,457
Morgan Stanley (Capital Markets)	1,308	123,161
Motorola Solutions, Inc. (Communications Equipment)	173	61,412
MSCI, Inc. (Capital Markets)	83	46,517
Nasdaq, Inc. (Capital Markets)	399	25,177
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	215	22,569

ProFund VP Bull :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Netflix, Inc.* (Entertainment)	452	$274,514
Newmont Corp. (Metals & Mining)	1,203	43,116
News Corp. - Class A (Media)	397	10,393
News Corp. - Class B (Media)	120	3,247
NextEra Energy, Inc. (Electric Utilities)	2,142	136,894
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,271	119,449
NiSource, Inc. (Multi-Utilities)	432	11,949
Nordson Corp. (Machinery)	57	15,649
Norfolk Southern Corp. (Ground Transportation)	236	60,149
Northern Trust Corp. (Capital Markets)	214	19,029
Northrop Grumman Corp. (Aerospace & Defense)	147	70,363
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	444	9,293
NRG Energy, Inc. (Electric Utilities)	236	15,975
Nucor Corp. (Metals & Mining)	257	50,860
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,578	2,329,379
NVR, Inc.* (Household Durables)	3	24,300
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	269	66,650
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	687	44,648
Old Dominion Freight Line, Inc. (Ground Transportation)	186	40,792
Omnicom Group, Inc. (Media)	207	20,029
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	446	32,803
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	608	48,743
Oracle Corp. (Software)	1,664	209,015
O'Reilly Automotive, Inc.* (Specialty Retail)	62	69,991
Otis Worldwide Corp. (Machinery)	423	41,991
PACCAR, Inc. (Machinery)	546	67,644
Packaging Corp. of America (Containers & Packaging)	93	17,650
Palo Alto Networks, Inc.* (Software)	329	93,479
Paramount Global - Class B (Media)	504	5,932
Parker-Hannifin Corp. (Machinery)	134	74,476
Paychex, Inc. (Professional Services)	334	41,015
Paycom Software, Inc. (Professional Services)	50	9,951
PayPal Holdings, Inc.* (Financial Services)	1,119	74,962
Pentair PLC (Machinery)	173	14,781
PepsiCo, Inc. (Beverages)	1,435	251,140
Pfizer, Inc. (Pharmaceuticals)	5,894	163,559
PG&E Corp. (Electric Utilities)	2,227	37,325
Philip Morris International, Inc. (Tobacco)	1,621	148,516
Phillips 66 (Oil, Gas & Consumable Fuels)	449	73,340
Pinnacle West Capital Corp. (Electric Utilities)	118	8,818
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	244	64,050
Pool Corp. (Distributors)	40	16,140
PPG Industries, Inc. (Chemicals)	246	35,645
PPL Corp. (Electric Utilities)	769	21,171
Principal Financial Group, Inc. (Insurance)	229	19,765
Prologis, Inc. (Industrial REITs)	964	125,532
Prudential Financial, Inc. (Insurance)	377	44,260
PTC, Inc.* (Software)	125	23,618
Public Service Enterprise Group, Inc. (Multi-Utilities)	520	34,726
Public Storage (Specialized REITs)	165	47,860
PulteGroup, Inc. (Household Durables)	221	26,657
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	101	11,598
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	1,165	197,235
Quanta Services, Inc. (Construction & Engineering)	152	39,490
Quest Diagnostics, Inc. (Health Care Providers & Services)	116	15,441
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	41	7,698
Raymond James Financial, Inc. (Capital Markets)	196	25,170
Realty Income Corp. (Retail REITs)	868	46,959
Regency Centers Corp. (Retail REITs)	171	10,356
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	110	105,874
Regions Financial Corp. (Banks)	965	20,304
Republic Services, Inc. (Commercial Services & Supplies)	213	40,777
ResMed, Inc. (Health Care Equipment & Supplies)	154	30,497
Revvity, Inc. (Life Sciences Tools & Services)	129	13,545
Robert Half, Inc. (Professional Services)	109	8,642
Rockwell Automation, Inc. (Electrical Equipment)	120	34,960
Rollins, Inc. (Commercial Services & Supplies)	293	13,557
Roper Technologies, Inc. (Software)	112	62,814
Ross Stores, Inc. (Specialty Retail)	351	51,513
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	246	34,196
RTX Corp. (Aerospace & Defense)	1,385	135,078
S&P Global, Inc. (Capital Markets)	335	142,526
Salesforce, Inc. (Software)	1,010	304,191
SBA Communications Corp. (Specialized REITs)	113	24,487
Schlumberger N.V. (Energy Equipment & Services)	1,490	81,667
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	203	18,889
Sempra (Multi-Utilities)	657	47,193
ServiceNow, Inc.* (Software)	214	163,154
Simon Property Group, Inc. (Retail REITs)	340	53,207
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	167	18,089
Snap-on, Inc. (Machinery)	55	16,292
Southwest Airlines Co. (Passenger Airlines)	623	18,185
Stanley Black & Decker, Inc. (Machinery)	160	15,669
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,182	108,023
State Street Corp. (Capital Markets)	315	24,356
Steel Dynamics, Inc. (Metals & Mining)	159	23,569

ProFund VP Bull :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
STERIS PLC (Health Care Equipment & Supplies)	103	$23,156
Stryker Corp. (Health Care Equipment & Supplies)	353	126,328
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	52	52,522
Synchrony Financial (Consumer Finance)	425	18,326
Synopsys, Inc.* (Software)	159	90,869
Sysco Corp. (Consumer Staples Distribution & Retail)	520	42,214
T. Rowe Price Group, Inc. (Capital Markets)	234	28,529
Take-Two Interactive Software, Inc.* (Entertainment)	166	24,649
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	239	11,348
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	233	26,094
Target Corp. (Consumer Staples Distribution & Retail)	482	85,415
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	322	46,767
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	49	21,037
Teleflex, Inc. (Health Care Equipment & Supplies)	49	11,082
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	160	18,053
Tesla, Inc.* (Automobiles)	2,892	508,384
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	949	165,325
Textron, Inc. (Aerospace & Defense)	205	19,666
The AES Corp. (Independent Power and Renewable Electricity Producers)	699	12,533
The Allstate Corp. (Insurance)	274	47,405
The Bank of New York Mellon Corp. (Capital Markets)	793	45,693
The Boeing Co.* (Aerospace & Defense)	599	115,601
The Charles Schwab Corp. (Capital Markets)	1,553	112,344
The Cigna Group (Health Care Providers & Services)	305	110,773
The Clorox Co. (Household Products)	130	19,904
The Coca-Cola Co. (Beverages)	4,062	248,513
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	207	21,002
The Estee Lauder Cos., Inc. (Personal Care Products)	243	37,458
The Goldman Sachs Group, Inc. (Capital Markets)	340	142,015
The Hartford Financial Services Group, Inc. (Insurance)	312	32,152
The Hershey Co. (Food Products)	156	30,342
The Home Depot, Inc. (Specialty Retail)	1,039	398,559
The Interpublic Group of Cos., Inc. (Media)	400	13,052
The JM Smucker Co. (Food Products)	111	13,972
The Kraft Heinz Co. (Food Products)	832	30,701
The Kroger Co. (Consumer Staples Distribution & Retail)	691	39,477
The Mosaic Co. (Chemicals)	341	11,069
The PNC Financial Services Group, Inc. (Banks)	415	67,064
The Procter & Gamble Co. (Household Products)	2,456	398,486
The Progressive Corp. (Insurance)	611	126,366
The Sherwin-Williams Co. (Chemicals)	246	85,443
The Southern Co. (Electric Utilities)	1,138	81,640
The TJX Cos., Inc. (Specialty Retail)	1,190	120,690
The Travelers Cos., Inc. (Insurance)	238	54,773
The Walt Disney Co. (Entertainment)	1,915	234,319
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,270	49,492
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	403	234,229
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	545	88,955
Tractor Supply Co. (Specialty Retail)	113	29,574
Trane Technologies PLC (Building Products)	238	71,447
TransDigm Group, Inc. (Aerospace & Defense)	58	71,433
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	260	16,734
Truist Financial Corp. (Banks)	1,392	54,260
Tyler Technologies, Inc.* (Software)	44	18,700
Tyson Foods, Inc. - Class A (Food Products)	299	17,560
U.S. Bancorp (Banks)	1,625	72,638
Uber Technologies, Inc.* (Ground Transportation)	2,148	165,376
UDR, Inc. (Residential REITs)	316	11,822
Ulta Beauty, Inc.* (Specialty Retail)	51	26,667
Union Pacific Corp. (Ground Transportation)	637	156,657
United Airlines Holdings, Inc.* (Passenger Airlines)	342	16,375
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	755	112,215
United Rentals, Inc. (Trading Companies & Distributors)	70	50,477
UnitedHealth Group, Inc. (Health Care Providers & Services)	965	477,385
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	64	11,677
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	355	60,595
Ventas, Inc. (Health Care REITs)	420	18,287
Veralto Corp. (Commercial Services & Supplies)	229	20,303
VeriSign, Inc.* (IT Services)	92	17,435
Verisk Analytics, Inc. (Professional Services)	151	35,595
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,389	184,162
Vertex Pharmaceuticals, Inc.* (Biotechnology)	269	112,445
VF Corp. (Textiles, Apparel & Luxury Goods)	345	5,292
Viatris, Inc. (Pharmaceuticals)	1,252	14,949
VICI Properties, Inc. (Specialized REITs)	1,080	32,173
Visa, Inc. - Class A (Financial Services)	1,651	460,761
Vulcan Materials Co. (Construction Materials)	139	37,936
W.R. Berkley Corp. (Insurance)	212	18,749

ProFund VP Bull :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
W.W. Grainger, Inc. (Trading Companies & Distributors)	46	$46,796
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	747	16,202
Walmart, Inc. (Consumer Staples Distribution & Retail)	4,468	268,840
Warner Bros. Discovery, Inc.* (Entertainment)	2,316	20,219
Waste Management, Inc. (Commercial Services & Supplies)	383	81,636
Waters Corp.* (Life Sciences Tools & Services)	62	21,342
WEC Energy Group, Inc. (Multi-Utilities)	329	27,017
Wells Fargo & Co. (Banks)	3,757	217,756
Welltower, Inc. (Health Care REITs)	578	54,008
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	77	30,470
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	338	23,065
Westinghouse Air Brake Technologies Corp. (Machinery)	187	27,242
Westrock Co. (Containers & Packaging)	268	13,253
Weyerhaeuser Co. (Specialized REITs)	762	27,363
Willis Towers Watson PLC (Insurance)	107	29,425
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	99	10,121
Xcel Energy, Inc. (Electric Utilities)	576	30,960
Xylem, Inc. (Machinery)	252	32,568
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	293	40,624
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	54	16,278
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	218	28,772
Zoetis, Inc. (Pharmaceuticals)	479	81,052
TOTAL COMMON STOCKS
(Cost $12,471,217)		46,004,355

Repurchase Agreements(a)(b) (21.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $12,975,479	$12,968,000	$12,968,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,968,000)		12,968,000
TOTAL INVESTMENT SECURITIES
(Cost $25,439,217) —99.0%		58,972,355
Net other assets (liabilities) — 1.0%		608,904
NET ASSETS - 100.0%		$59,581,259

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $1,515,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT	Real Estate Investment Trust

ProFund VP Bull :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	12	6/24/24	$3,185,100	$96,551

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	4/29/24	5.93%	$3,094,812	$2,833
S&P 500	UBS AG	4/29/24	5.83%	7,308,801	7,190
				$10,403,613	$10,023

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Bull :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

ProFund VP Bull invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$686,198	1.2%
Air Freight & Logistics	209,521	0.4%
Automobile Components	31,516	0.1%
Automobiles	617,134	1.0%
Banks	1,548,158	2.6%
Beverages	647,087	1.1%
Biotechnology	888,360	1.5%
Broadline Retail	1,758,383	2.9%
Building Products	237,390	0.4%
Capital Markets	1,292,256	2.2%
Chemicals	725,025	1.2%
Commercial Services & Supplies	270,929	0.5%
Communications Equipment	373,412	0.6%
Construction & Engineering	39,490	0.1%
Construction Materials	77,842	0.1%
Consumer Finance	247,581	0.4%
Consumer Staples Distribution & Retail	855,854	1.4%
Containers & Packaging	100,253	0.2%
Distributors	53,661	0.1%
Diversified Telecommunication Services	315,511	0.5%
Electric Utilities	678,990	1.2%
Electrical Equipment	308,454	0.5%
Electronic Equipment, Instruments & Components	281,544	0.5%
Energy Equipment & Services	153,296	0.3%
Entertainment	603,053	1.0%
Financial Services	1,944,372	3.2%
Food Products	369,424	0.6%
Gas Utilities	18,663	NM
Ground Transportation	516,385	0.9%
Health Care Equipment & Supplies	1,183,429	2.0%
Health Care Providers & Services	1,210,850	2.0%
Health Care REITs	86,151	0.1%
Hotel & Resort REITs	15,220	NM
Hotels, Restaurants & Leisure	944,966	1.6%
Household Durables	177,685	0.3%
Household Products	568,082	1.0%
Independent Power and Renewable Electricity Producers	12,533	NM
Industrial Conglomerates	401,816	0.7%
Industrial REITs	125,532	0.2%
Insurance	997,623	1.7%
Interactive Media & Services	2,837,704	4.8%
IT Services	536,851	0.9%
Leisure Products	7,687	NM
Life Sciences Tools & Services	649,336	1.1%
Machinery	847,448	1.3%
Media	273,652	0.5%
Metals & Mining	187,933	0.3%
Multi-Utilities	278,306	0.5%
Office REITs	31,003	0.1%
Oil, Gas & Consumable Fuels	1,663,503	2.7%
Passenger Airlines	77,022	0.1%
Personal Care Products	76,065	0.1%
Pharmaceuticals	1,779,214	3.0%
Professional Services	311,857	0.5%
Real Estate Management & Development	71,296	0.1%
Residential REITs	126,747	0.2%
Retail REITs	132,014	0.2%
Semiconductors & Semiconductor Equipment	4,716,537	7.9%
Software	4,949,145	8.4%
Specialized REITs	459,402	0.9%
Specialty Retail	949,146	1.6%
Technology Hardware, Storage & Peripherals	2,766,869	4.6%
Textiles, Apparel & Luxury Goods	216,079	0.4%
Tobacco	228,820	0.4%
Trading Companies & Distributors	143,326	0.2%
Water Utilities	24,809	NM
Wireless Telecommunication Services	88,955	0.1%
Other**	13,576,904	22.8%
Total	$59,581,259	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

ProFund VP Communication Services :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (99.6%)

	Shares	Value
Alphabet, Inc.* - Class A (Interactive Media & Services)	7,402	$1,117,184
Alphabet, Inc.* - Class C (Interactive Media & Services)	6,196	943,403
AT&T, Inc. (Diversified Telecommunication Services)	22,946	403,850
Charter Communications, Inc.* - Class A (Media)	1,261	366,484
Comcast Corp. - Class A (Media)	9,350	405,324
Electronic Arts, Inc. (Entertainment)	3,054	405,175
Fox Corp. - Class A (Media)	3,055	95,530
Fox Corp. - Class B (Media)	1,684	48,196
Live Nation Entertainment, Inc.* (Entertainment)	1,811	191,549
Match Group, Inc.* (Interactive Media & Services)	3,469	125,855
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	4,168	2,023,897
Netflix, Inc.* (Entertainment)	656	398,408
News Corp. - Class A (Media)	4,851	126,999
News Corp. - Class B (Media)	1,464	39,616
Omnicom Group, Inc. (Media)	2,528	244,609
Paramount Global - Class B (Media)	6,159	72,491
Take-Two Interactive Software, Inc.* (Entertainment)	2,024	300,544
The Interpublic Group of Cos., Inc. (Media)	4,889	159,528
The Walt Disney Co. (Entertainment)	3,329	407,337
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	2,486	405,765
Verizon Communications, Inc. (Diversified Telecommunication Services)	9,695	406,802
Warner Bros. Discovery, Inc.* (Entertainment)	28,328	247,303
TOTAL COMMON STOCKS
(Cost $6,336,536)		8,935,849

Repurchase Agreements(a) (1.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $154,089	$154,000	$154,000
TOTAL REPURCHASE AGREEMENTS
(Cost $154,000)		154,000
TOTAL INVESTMENT SECURITIES
(Cost $6,490,536) —101.3%		9,089,849
Net other assets (liabilities) — (1.3)%		(112,246)
NET ASSETS - 100.0%		$8,977,603

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Communication Services :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	4/23/24	5.93%	$123,545	$(44)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Communication Services invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Diversified Telecommunication Services	$810,652	9.0%
Entertainment	1,950,316	21.7%
Interactive Media & Services	4,210,339	47.0%
Media	1,558,777	17.4%
Wireless Telecommunication Services	405,765	4.5%
Other**	41,754	0.4%
Total	$8,977,603	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Consumer Discretionary :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (97.4%)

	Shares	Value
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,768	$456,609
Amazon.com, Inc.* (Broadline Retail)	30,150	5,438,457
Aptiv PLC* (Automobile Components)	1,775	141,379
AutoZone, Inc.* (Specialty Retail)	110	346,682
Bath & Body Works, Inc. (Specialty Retail)	1,438	71,929
Best Buy Co., Inc. (Specialty Retail)	1,219	99,995
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	222	805,389
BorgWarner, Inc. (Automobile Components)	1,461	50,755
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,372	60,011
CarMax, Inc.* (Specialty Retail)	1,004	87,458
Carnival Corp.* (Hotels, Restaurants & Leisure)	6,406	104,674
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	174	505,778
D.R. Horton, Inc. (Household Durables)	1,898	312,316
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	759	126,867
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	163	153,425
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	222	110,307
eBay, Inc. (Broadline Retail)	3,300	174,174
Etsy, Inc.* (Broadline Retail)	762	52,365
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	832	114,608
Ford Motor Co. (Automobiles)	24,812	329,503
Garmin, Ltd. (Household Durables)	974	144,999
General Motors Co. (Automobiles)	7,340	332,869
Genuine Parts Co. (Distributors)	892	138,197
Hasbro, Inc. (Leisure Products)	830	46,912
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,603	341,936
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,348	121,392
Lennar Corp. - Class A (Household Durables)	1,571	270,181
LKQ Corp. (Distributors)	1,702	90,904
Lowe's Cos., Inc. (Specialty Retail)	3,656	931,293
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	730	285,175
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,569	395,841
McDonald's Corp. (Hotels, Restaurants & Leisure)	3,536	996,976
MGM Resorts International* (Hotels, Restaurants & Leisure)	1,739	82,098
Mohawk Industries, Inc.* (Household Durables)	336	43,979
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	7,739	727,311
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,705	56,616
NVR, Inc.* (Household Durables)	20	161,999
O'Reilly Automotive, Inc.* (Specialty Retail)	376	424,459
Pool Corp. (Distributors)	246	99,261
PulteGroup, Inc. (Household Durables)	1,348	162,596
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	247	46,377
Ross Stores, Inc. (Specialty Retail)	2,140	314,066
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	1,500	208,515
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,198	657,825
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,459	69,273
Tesla, Inc.* (Automobiles)	17,179	3,019,897
The Home Depot, Inc. (Specialty Retail)	6,170	2,366,811
The TJX Cos., Inc. (Specialty Retail)	7,247	734,991
Tractor Supply Co. (Specialty Retail)	688	180,063
Ulta Beauty, Inc.* (Specialty Retail)	309	161,570
VF Corp. (Textiles, Apparel & Luxury Goods)	2,101	32,229
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	606	61,951
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,786	247,629
TOTAL COMMON STOCKS
(Cost $14,641,174)		23,498,872

Repurchase Agreements(a) (1.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $375,216	$375,000	$375,000
TOTAL REPURCHASE AGREEMENTS
(Cost $375,000)		375,000
TOTAL INVESTMENT SECURITIES
(Cost $15,016,174) —99.0%		23,873,872
Net other assets (liabilities) — 1.0%		232,439
NET ASSETS - 100.0%		$24,106,311

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Discretionary :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	4/23/24	5.93%	$422,057	$4,108

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Discretionary invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Automobile Components	$192,134	0.8%
Automobiles	3,682,269	15.3%
Broadline Retail	5,664,996	23.5%
Distributors	328,362	1.4%
Hotels, Restaurants & Leisure	5,455,022	22.6%
Household Durables	1,096,070	4.5%
Leisure Products	46,912	0.2%
Specialty Retail	5,719,317	23.7%
Textiles, Apparel & Luxury Goods	1,313,790	5.4%
Other**	607,439	2.6%
Total	$24,106,311	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Consumer Staples :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (97.9%)

	Shares	Value
Altria Group, Inc. (Tobacco)	8,690	$379,058
Archer-Daniels-Midland Co. (Food Products)	2,628	165,065
Brown-Forman Corp. - Class B (Beverages)	892	46,045
Bunge Global SA (Food Products)	717	73,507
Campbell Soup Co. (Food Products)	971	43,161
Church & Dwight Co., Inc. (Household Products)	1,213	126,528
Colgate-Palmolive Co. (Household Products)	4,056	365,243
Conagra Brands, Inc. (Food Products)	2,359	69,921
Constellation Brands, Inc. - Class A (Beverages)	792	215,234
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	1,926	1,411,045
Dollar General Corp. (Consumer Staples Distribution & Retail)	1,081	168,701
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	1,019	135,680
General Mills, Inc. (Food Products)	2,798	195,775
Hormel Foods Corp. (Food Products)	1,431	49,928
Kellanova (Food Products)	1,300	74,477
Kenvue, Inc. (Personal Care Products)	8,495	182,303
Keurig Dr Pepper, Inc. (Beverages)	5,133	157,429
Kimberly-Clark Corp. (Household Products)	1,659	214,592
Lamb Weston Holdings, Inc. (Food Products)	711	75,743
McCormick & Co., Inc. (Food Products)	1,239	95,168
Molson Coors Beverage Co. - Class B (Beverages)	913	61,399
Mondelez International, Inc. - Class A (Food Products)	6,634	464,379
Monster Beverage Corp.* (Beverages)	3,639	215,720
PepsiCo, Inc. (Beverages)	3,082	539,381
Philip Morris International, Inc. (Tobacco)	5,422	496,763
Sysco Corp. (Consumer Staples Distribution & Retail)	2,452	199,053
Target Corp. (Consumer Staples Distribution & Retail)	2,274	402,976
The Clorox Co. (Household Products)	611	93,550
The Coca-Cola Co. (Beverages)	16,895	1,033,636
The Estee Lauder Cos., Inc. (Personal Care Products)	1,147	176,810
The Hershey Co. (Food Products)	738	143,541
The JM Smucker Co. (Food Products)	523	65,830
The Kraft Heinz Co. (Food Products)	3,930	145,017
The Kroger Co. (Consumer Staples Distribution & Retail)	3,261	186,301
The Procter & Gamble Co. (Household Products)	10,217	1,657,708
Tyson Foods, Inc. - Class A (Food Products)	1,412	82,927
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	3,529	76,544
Walmart, Inc. (Consumer Staples Distribution & Retail)	18,589	1,118,500
TOTAL COMMON STOCKS
(Cost $6,185,294)		11,404,638

Repurchase Agreements(a) (1.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $206,119	$206,000	$206,000
TOTAL REPURCHASE AGREEMENTS
(Cost $206,000)		206,000
TOTAL INVESTMENT SECURITIES
(Cost $6,391,294) —99.7%		11,610,638
Net other assets (liabilities) — 0.3%		35,712
NET ASSETS - 100.0%		$11,646,350

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Consumer Staples :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	4/23/24	5.93%	$243,212	$2,942

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Staples invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Beverages	$2,268,844	19.5%
Consumer Staples Distribution & Retail	3,698,800	31.7%
Food Products	1,744,439	15.0%
Household Products	2,457,621	21.1%
Personal Care Products	359,113	3.1%
Tobacco	875,821	7.5%
Other**	241,712	2.1%
Total	$11,646,350	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Dow 30 :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (98.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $350,202	$350,000	$350,000
TOTAL REPURCHASE AGREEMENTS
(Cost $350,000)		350,000
TOTAL INVESTMENT SECURITIES
(Cost $350,000) —98.3%		350,000
Net other assets (liabilities) — 1.7%		6,205
NET ASSETS - 100.0%		$356,205

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $16,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	4/29/24	5.93%	$289,189	$296
Dow Jones Industrial Average	UBS AG	4/29/24	5.48%	65,185	68
				$354,374	$364

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (92.5%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	28,394	$2,054,590
Ambev S.A.ADR (Beverages)	67,461	167,303
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	15,722	293,373
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	26,151	287,399
Baidu, Inc.*ADR (Interactive Media & Services)	4,337	456,600
Banco Bradesco S.A.ADR (Banks)	81,236	232,335
Banco de ChileADR (Banks)	3,321	73,959
BeiGene, Ltd.*ADR (Biotechnology)	919	143,722
Cemex S.A.B. de C.V.*ADR (Construction Materials)	23,151	208,591
Centrais Eletricas Brasileiras S.A.ADR (Electric Utilities)	15,810	132,014
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	5,813	227,521
Cia de Saneamento Basico do Estado de Sao Paulo SABESPADR (Water Utilities)	5,226	87,954
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	803	78,052
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	1,862	136,578
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,809	365,927
Gerdau S.A.ADR (Metals & Mining)	17,687	78,177
Gold Fields, Ltd.ADR (Metals & Mining)	13,665	217,137
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	599	97,739
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	280	89,230
HDFC Bank, Ltd.ADR (Banks)	28,654	1,603,764
ICICI Bank, Ltd.ADR (Banks)	36,350	960,004
Infosys, Ltd.ADR (IT Services)	49,589	889,130
Itau Unibanco Holding S.A.ADR (Banks)	74,108	513,568
JD.com, Inc.ADR (Broadline Retail)	18,796	514,822
Kanzhun, Ltd.ADR (Interactive Media & Services)	5,108	89,543
KB Financial Group, Inc.ADR (Banks)	5,739	298,830
KE Holdings, Inc.ADR (Real Estate Management & Development)	10,131	139,099
Li Auto, Inc.*ADR (Automobiles)	8,914	269,915
NetEase, Inc.ADR (Entertainment)	5,324	550,874
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	2,291	198,904
NIO, Inc.*ADR(a) (Automobiles)	21,379	96,206
PDD Holdings, Inc.*ADR (Broadline Retail)	10,566	1,228,298
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	28,455	432,801
POSCO Holdings, Inc.ADR (Metals & Mining)	4,553	357,046
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	7,272	161,875
Shinhan Financial Group Co., Ltd.ADR (Banks)	7,446	264,259
Sociedad Quimica y Minera de Chile S.A.ADR(a) (Electrical Equipment)	2,184	107,365
Suzano S.A.ADR(a) (Paper & Forest Products)	11,169	142,740
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	30,093	4,094,153
TAL Education Group*ADR (Diversified Consumer Services)	7,059	80,120
Tencent Music Entertainment Group*ADR (Entertainment)	9,585	107,256
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	8,498	372,977
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	35,641	288,336
Vale S.A.ADR (Metals & Mining)	55,533	676,946
Vipshop Holdings, Ltd.ADR (Broadline Retail)	4,116	68,120
Wipro, Ltd.ADR(a) (IT Services)	21,574	124,051
Woori Financial Group, Inc.ADR(a) (Banks)	3,412	110,651
XPeng, Inc.*ADR (Automobiles)	9,400	72,192
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	6,495	136,005
TOTAL COMMON STOCKS
(Cost $11,665,529)		20,378,051

Preferred Stock (2.4%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	35,126	523,377
TOTAL PREFERRED STOCK
(Cost $156,416)		523,377

Repurchase Agreements(b)(c) (5.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $1,147,661	$1,147,000	$1,147,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,147,000)		1,147,000

Collateral for Securities Loaned(d) (3.7%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.24%(e)	818,223	$818,223
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $818,223)		818,223
TOTAL INVESTMENT SECURITIES
(Cost $13,787,168) —103.8%		22,866,651
Net other assets (liabilities) — (3.8)%		(840,896)
NET ASSETS - 100.0%		$22,025,755

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $786,919.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $230,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at March 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2024.
ADR	American Depositary Receipt

ProFund VP Emerging Markets :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	4/29/24	5.93%	$527,223	$1,196
S&P Emerging 50 ADR Index (USD)	UBS AG	4/29/24	5.83%	594,951	1,397
				$1,122,174	$2,593

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Air Freight & Logistics	$136,005	0.6%
Automobiles	438,313	2.0%
Banks	4,057,370	18.5%
Beverages	611,282	2.9%
Biotechnology	143,722	0.7%
Broadline Retail	3,865,830	17.5%
Construction Materials	208,591	0.9%
Diversified Consumer Services	279,024	1.3%
Diversified Telecommunication Services	389,396	1.7%
Electric Utilities	132,014	0.6%
Electrical Equipment	107,365	0.5%
Entertainment	658,130	3.0%
Hotels, Restaurants & Leisure	372,977	1.7%
Interactive Media & Services	546,143	2.5%
IT Services	1,013,181	4.6%
Metals & Mining	1,329,306	6.0%
Oil, Gas & Consumable Fuels	956,178	4.4%
Paper & Forest Products	142,740	0.6%
Pharmaceuticals	136,578	0.6%
Real Estate Management & Development	139,099	0.6%
Semiconductors & Semiconductor Equipment	4,669,888	21.2%
Transportation Infrastructure	186,969	0.8%
Water Utilities	87,954	0.4%
Wireless Telecommunication Services	293,373	1.3%
Other**	1,124,327	5.1%
Total	$22,025,755	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of March 31, 2024:

	Value	% of Net Assets
Brazil	$2,987,215	13.6%
Chile	181,324	0.8%
China	5,207,223	23.6%
India	3,713,527	16.9%
Indonesia	161,875	0.7%
Ireland	1,228,298	5.6%
Mexico	1,132,912	5.1%
South Africa	217,137	1.0%
South Korea	1,030,786	4.7%
Taiwan	4,897,409	22.2%
United States	143,722	0.7%
Other**	1,124,327	5.1%
Total	$22,025,755	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Energy :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (96.7%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	10,157	$349,198
Baker Hughes Co. (Energy Equipment & Services)	28,179	943,997
Chevron Corp. (Oil, Gas & Consumable Fuels)	48,843	7,704,494
ConocoPhillips (Oil, Gas & Consumable Fuels)	33,168	4,221,622
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	21,176	590,387
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	18,042	905,348
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	5,039	998,579
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	16,425	2,099,772
EQT Corp. (Oil, Gas & Consumable Fuels)	11,586	429,493
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	91,800	10,670,831
Halliburton Co. (Energy Equipment & Services)	25,060	987,865
Hess Corp. (Oil, Gas & Consumable Fuels)	7,750	1,182,960
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	54,442	998,466
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	16,478	466,987
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,364	2,088,346
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	18,530	1,204,265
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	16,400	1,314,788
Phillips 66 (Oil, Gas & Consumable Fuels)	12,105	1,977,231
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	6,578	1,726,725
Schlumberger N.V. (Energy Equipment & Services)	40,187	2,202,649
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	6,278	703,073
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	34,250	1,334,723
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	9,585	1,636,064
TOTAL COMMON STOCKS
(Cost $14,515,695)		46,737,863

Repurchase Agreements(a) (2.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $1,070,617	$1,070,000	$1,070,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,070,000)		1,070,000
TOTAL INVESTMENT SECURITIES
(Cost $15,585,695) —98.9%		47,807,863
Net other assets (liabilities) — 1.1%		525,453
NET ASSETS - 100.0%		$48,333,316

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Energy :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	4/23/24	5.93%	$1,221,085	$23,379

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Energy invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Energy Equipment & Services	$4,134,511	8.6%
Oil, Gas & Consumable Fuels	42,603,352	88.1%
Other**	1,595,453	3.3%
Total	$48,333,316	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Europe 30 :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (100.3%)

	Shares	Value
Anheuser-Busch InBev S.A./N.V.ADR (Beverages)	9,505	$577,714
ArcelorMittal SANYS (Metals & Mining)	12,390	341,716
Argenx SE*ADR (Biotechnology)	849	334,268
Ascendis Pharma A/S*ADR (Biotechnology)	2,546	384,879
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	1,018	987,939
AstraZeneca PLCADR (Pharmaceuticals)	6,280	425,470
Barclays PLCADR (Banks)	46,674	441,069
BioNTech SE*ADR (Biotechnology)	3,393	313,004
BP PLCADR (Oil, Gas & Consumable Fuels)	15,445	581,968
British American Tobacco PLCADR (Tobacco)	15,615	476,258
Diageo PLCADR (Beverages)	3,394	504,824
Equinor ASAADR (Oil, Gas & Consumable Fuels)	16,803	454,185
GSK PLCADR (Pharmaceuticals)	13,069	560,268
Haleon PLCADR (Personal Care Products)	47,014	399,149
HSBC Holdings PLCADR(a) (Banks)	16,803	661,366
ING Groep N.V.ADR (Banks)	28,503	470,014
National Grid PLCADR(a) (Multi-Utilities)	6,110	416,824
Nokia OyjADR (Communications Equipment)	101,156	358,092
Novo Nordisk A/SADR (Pharmaceuticals)	1,018	130,711
RELX PLCADR (Professional Services)	12,220	529,004
Rio Tinto PLCADR (Metals & Mining)	8,147	519,290
Ryanair Holdings PLCADR (Passenger Airlines)	2,716	395,422
Sanofi S.A.ADR (Pharmaceuticals)	12,220	593,892
SAP SEADR(a) (Software)	4,922	959,938
Shell PLCADR (Oil, Gas & Consumable Fuels)	12,560	842,022
STMicroelectronics N.V.NYS (Semiconductors & Semiconductor Equipment)	8,147	352,276
Telefonaktiebolaget LM EricssonADR(a) (Communications Equipment)	54,821	302,064
Tenaris S.A.ADR (Energy Equipment & Services)	9,844	386,574
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	10,353	712,597
Vodafone Group PLCADR (Wireless Telecommunication Services)	40,564	361,020
TOTAL COMMON STOCKS
(Cost $9,130,891)		14,773,817

Collateral for Securities Loaned(b) (11.3%)

Invesco Government & Agency Portfolio - Institutional Shares, 5.24%(c)	1,665,833	1,665,833
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $1,665,833)		1,665,833
TOTAL INVESTMENT SECURITIES
(Cost $10,796,724) —111.6%		16,439,650
Net other assets (liabilities) — (11.6)%		(1,706,614)
NET ASSETS - 100.0%		$14,733,036

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $1,617,634.
(b)	Securities were purchased with cash collateral held from securities on loan at March 31, 2024.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2024.
ADR	American Depositary Receipt
NYS	New York Shares

ProFund VP Europe 30 :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

ProFund VP Europe 30 invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Banks	$1,572,449	10.7%
Beverages	1,082,538	7.3%
Biotechnology	1,032,151	7.0%
Communications Equipment	660,156	4.5%
Energy Equipment & Services	386,574	2.6%
Metals & Mining	861,006	5.8%
Multi-Utilities	416,824	2.8%
Oil, Gas & Consumable Fuels	2,590,772	17.7%
Passenger Airlines	395,422	2.7%
Personal Care Products	399,149	2.7%
Pharmaceuticals	1,710,341	11.6%
Professional Services	529,004	3.6%
Semiconductors & Semiconductor Equipment	1,340,215	9.1%
Software	959,938	6.5%
Tobacco	476,258	3.2%
Wireless Telecommunication Services	361,020	2.5%
Other**	(40,781)	(0.3)%
Total	$14,733,036	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of March 31, 2024:

	Value	% of Net Assets
Belgium	$577,714	3.9%
Denmark	515,590	3.5%
Finland	358,092	2.4%
France	1,306,489	8.9%
Germany	1,272,942	8.6%
Ireland	395,422	2.7%
Luxembourg	728,290	4.9%
Netherlands	1,792,221	12.2%
Norway	454,185	3.1%
Sweden	302,064	2.1%
Switzerland	352,276	2.4%
United Kingdom	6,718,532	45.6%
Other**	(40,781)	(0.3)%
Total	$14,733,036	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Falling U.S. Dollar :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (102.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $466,269	$466,000	$466,000
TOTAL REPURCHASE AGREEMENTS
(Cost $466,000)		466,000
TOTAL INVESTMENT SECURITIES
(Cost $466,000) —102.3%		466,000
Net other assets (liabilities) — (2.3)%		(10,472)
NET ASSETS - 100.0%		$455,528

(a)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $4,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of March 31, 2024, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	31,248	U.S. dollar	$39,978	4/5/24	$39,432	$(546)
Canadian dollar	40,277	U.S. dollar	29,882	4/5/24	29,740	(142)
Euro	173,758	U.S. dollar	190,254	4/5/24	187,469	(2,785)
Japanese yen	6,484,971	U.S. dollar	44,007	4/5/24	42,877	(1,130)
Swedish krona	141,388	U.S. dollar	13,841	4/5/24	13,214	(627)
Swiss franc	10,137	U.S. dollar	11,585	4/5/24	11,248	(337)
Total Long Contracts			$329,547		$323,980	$(5,567)

As of March 31, 2024, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	12,329	U.S. dollar	$15,768	4/5/24	$15,558	$(210)
Canadian dollar	17,173	U.S. dollar	12,736	4/5/24	12,681	(55)
Euro	72,774	U.S. dollar	79,672	4/5/24	78,517	(1,155)
Japanese yen	2,938,201	U.S. dollar	19,922	4/5/24	19,427	(495)
Swedish krona	61,500	U.S. dollar	6,013	4/5/24	5,748	(265)
Swiss franc	4,664	U.S. dollar	5,327	4/5/24	5,176	(151)
Total Long Contracts			$139,438		$137,107	$(2,331)

			Total net unrealized (depreciation)			$(7,898)

ProFund VP Financials :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (97.6%)

	Shares		Value
Aflac, Inc. (Insurance)	2,789		$239,464
American Express Co. (Consumer Finance)	3,030		689,901
American International Group, Inc. (Insurance)	3,720		290,792
Ameriprise Financial, Inc. (Capital Markets)	531		232,812
Aon PLC - Class A (Insurance)	1,061		354,077
Arch Capital Group, Ltd.* (Insurance)	1,966		181,737
Arthur J. Gallagher & Co. (Insurance)	1,149		287,296
Assurant, Inc. (Insurance)	275		51,766
Bank of America Corp. (Banks)	36,480		1,383,322
Berkshire Hathaway, Inc.* - Class B (Financial Services)	9,640		4,053,813
BlackRock, Inc. (Capital Markets)	741		617,772
Blackstone, Inc. (Capital Markets)	3,812		500,782
Brown & Brown, Inc. (Insurance)	1,252		109,600
Capital One Financial Corp. (Consumer Finance)	2,016		300,162
Cboe Global Markets, Inc. (Capital Markets)	559		102,705
Chubb, Ltd. (Insurance)	2,147		556,352
Cincinnati Financial Corp. (Insurance)	832		103,309
Citigroup, Inc. (Banks)	10,084		637,712
Citizens Financial Group, Inc. (Banks)	2,470		89,636
CME Group, Inc. (Capital Markets)	1,907		410,558
Comerica, Inc. (Banks)	699		38,438
Corpay, Inc.* (Software)	383		118,171
Discover Financial Services (Consumer Finance)	1,325		173,694
Everest Group, Ltd. (Insurance)	230		91,425
FactSet Research Systems, Inc. (Capital Markets)	202		91,787
Fidelity National Information Services, Inc. (Financial Services)	3,139		232,851
Fifth Third Bancorp (Banks)	3,609		134,291
First Horizon Corp. (Banks)	—	(a)	6
Fiserv, Inc.* (Financial Services)	3,180		508,228
Franklin Resources, Inc. (Capital Markets)	1,590		44,695
Global Payments, Inc. (Financial Services)	1,380		184,451
Globe Life, Inc. (Insurance)	454		52,832
Huntington Bancshares, Inc. (Banks)	7,674		107,052
Intercontinental Exchange, Inc. (Capital Markets)	3,034		416,963
Invesco, Ltd. (Capital Markets)	2,382		39,517
Jack Henry & Associates, Inc. (Financial Services)	386		67,060
JPMorgan Chase & Co. (Banks)	15,318		3,068,195
KeyCorp (Banks)	4,964		78,481
Loews Corp. (Insurance)	965		75,550
M&T Bank Corp. (Banks)	880		127,987
MarketAxess Holdings, Inc. (Capital Markets)	201		44,069
Marsh & McLennan Cos., Inc. (Insurance)	2,607		536,990
Mastercard, Inc. - Class A (Financial Services)	4,371		2,104,942
MetLife, Inc. (Insurance)	3,253		241,080
Moody's Corp. (Capital Markets)	834		327,787
Morgan Stanley (Capital Markets)	6,638		625,034
MSCI, Inc. (Capital Markets)	419		234,829
Nasdaq, Inc. (Capital Markets)	2,013		127,020
Northern Trust Corp. (Capital Markets)	1,087		96,656
PayPal Holdings, Inc.* (Financial Services)	5,677		380,302
Principal Financial Group, Inc. (Insurance)	1,162		100,292
Prudential Financial, Inc. (Insurance)	1,913		224,586
Raymond James Financial, Inc. (Capital Markets)	997		128,035
Regions Financial Corp. (Banks)	4,896		103,012
S&P Global, Inc. (Capital Markets)	1,702		724,116
State Street Corp. (Capital Markets)	1,600		123,712
Synchrony Financial (Consumer Finance)	2,156		92,967
T. Rowe Price Group, Inc. (Capital Markets)	1,186		144,597
The Allstate Corp. (Insurance)	1,391		240,657
The Bank of New York Mellon Corp. (Capital Markets)	4,023		231,805
The Charles Schwab Corp. (Capital Markets)	7,885		570,401
The Goldman Sachs Group, Inc. (Capital Markets)	1,728		721,768
The Hartford Financial Services Group, Inc. (Insurance)	1,582		163,025
The PNC Financial Services Group, Inc. (Banks)	2,109		340,814
The Progressive Corp. (Insurance)	3,101		641,349
The Travelers Cos., Inc. (Insurance)	1,209		278,239
Truist Financial Corp. (Banks)	7,067		275,472
U.S. Bancorp (Banks)	8,251		368,820
Visa, Inc. - Class A (Financial Services)	8,380		2,338,690
W.R. Berkley Corp. (Insurance)	1,074		94,985
Wells Fargo & Co. (Banks)	19,068		1,105,181
Willis Towers Watson PLC (Insurance)	543		149,325
TOTAL COMMON STOCKS
(Cost $8,535,333)			30,725,799

Repurchase Agreements(b) (1.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $453,261	$453,000	$453,000
TOTAL REPURCHASE AGREEMENTS
(Cost $453,000)		453,000
TOTAL INVESTMENT SECURITIES
(Cost $8,988,333) —99.0%		31,178,799
Net other assets (liabilities) — 1.0%		328,905
NET ASSETS - 100.0%		$31,507,704

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Financials :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	4/23/24	5.93%	$676,325	$16,476

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Banks	$7,858,419	24.9%
Capital Markets	6,557,420	20.8%
Consumer Finance	1,256,724	4.0%
Financial Services	9,870,337	31.4%
Insurance	5,064,728	16.1%
Software	118,171	0.4%
Other**	781,905	2.4%
Total	$31,507,704	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Health Care :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (98.5%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	12,685	$1,441,778
AbbVie, Inc. (Biotechnology)	12,899	2,348,908
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,141	311,537
Align Technology, Inc.* (Health Care Equipment & Supplies)	520	170,518
Amgen, Inc. (Biotechnology)	3,909	1,111,407
Baxter International, Inc. (Health Care Equipment & Supplies)	3,710	158,565
Becton Dickinson & Co. (Health Care Equipment & Supplies)	2,111	522,367
Biogen, Inc.* (Biotechnology)	1,059	228,352
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	153	52,918
Bio-Techne Corp. (Life Sciences Tools & Services)	1,148	80,808
Boston Scientific Corp.* (Health Care Equipment & Supplies)	10,702	732,980
Bristol-Myers Squibb Co. (Pharmaceuticals)	14,865	806,129
Cardinal Health, Inc. (Health Care Providers & Services)	1,777	198,846
Catalent, Inc.* (Pharmaceuticals)	1,320	74,514
Cencora, Inc. (Health Care Providers & Services)	1,210	294,018
Centene Corp.* (Health Care Providers & Services)	3,905	306,464
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	375	101,606
CVS Health Corp. (Health Care Providers & Services)	9,194	733,313
Danaher Corp. (Life Sciences Tools & Services)	4,805	1,199,905
DaVita, Inc.* (Health Care Providers & Services)	394	54,392
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,548	51,378
Dexcom, Inc.* (Health Care Equipment & Supplies)	2,817	390,718
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	4,432	423,522
Elevance Health, Inc. (Health Care Providers & Services)	1,716	889,815
Eli Lilly & Co. (Pharmaceuticals)	5,826	4,532,396
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	3,093	281,185
Gilead Sciences, Inc. (Biotechnology)	9,103	666,795
HCA Healthcare, Inc. (Health Care Providers & Services)	1,447	482,618
Henry Schein, Inc.* (Health Care Providers & Services)	949	71,668
Hologic, Inc.* (Health Care Equipment & Supplies)	1,715	133,701
Humana, Inc. (Health Care Providers & Services)	893	309,621
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	607	327,738
Illumina, Inc.* (Life Sciences Tools & Services)	1,160	159,291
Incyte Corp.* (Biotechnology)	1,359	77,422
Insulet Corp.* (Health Care Equipment & Supplies)	510	87,414
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,575	1,027,657
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,333	337,102
Johnson & Johnson (Pharmaceuticals)	17,588	2,782,246
Laboratory Corp. of America Holdings (Health Care Providers & Services)	620	135,445
McKesson Corp. (Health Care Providers & Services)	960	515,376
Medtronic PLC (Health Care Equipment & Supplies)	9,715	846,662
Merck & Co., Inc. (Pharmaceuticals)	18,514	2,442,922
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	157	209,013
Moderna, Inc.* (Biotechnology)	2,424	258,301
Molina Healthcare, Inc.* (Health Care Providers & Services)	424	174,192
Pfizer, Inc. (Pharmaceuticals)	41,253	1,144,771
Quest Diagnostics, Inc. (Health Care Providers & Services)	811	107,952
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	772	743,042
ResMed, Inc. (Health Care Equipment & Supplies)	1,075	212,882
Revvity, Inc. (Life Sciences Tools & Services)	902	94,710
STERIS PLC (Health Care Equipment & Supplies)	722	162,320
Stryker Corp. (Health Care Equipment & Supplies)	2,471	884,297
Teleflex, Inc. (Health Care Equipment & Supplies)	343	77,576
The Cigna Group (Health Care Providers & Services)	2,137	776,137
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	1,452	147,320
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,823	1,640,756
UnitedHealth Group, Inc. (Health Care Providers & Services)	6,758	3,343,184
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	446	81,377
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,883	787,113
Viatris, Inc. (Pharmaceuticals)	8,765	104,654
Waters Corp.* (Life Sciences Tools & Services)	432	148,707
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	541	214,079
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,527	201,533
Zoetis, Inc. (Pharmaceuticals)	3,354	567,530
TOTAL COMMON STOCKS
(Cost $7,084,647)		39,983,463

ProFund VP Health Care :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Repurchase Agreements(a) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $347,200	$347,000	$347,000
TOTAL REPURCHASE AGREEMENTS
(Cost $347,000)		347,000
TOTAL INVESTMENT SECURITIES
(Cost $7,431,647) —99.4%		40,330,463
Net other assets (liabilities) — 0.6%		228,836
NET ASSETS - 100.0%		$40,559,299

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Health Care :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	4/23/24	5.93%	$496,284	$8,801

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Biotechnology	$6,221,340	15.3%
Health Care Equipment & Supplies	8,282,111	20.4%
Health Care Providers & Services	8,474,418	20.9%
Life Sciences Tools & Services	4,550,432	11.2%
Pharmaceuticals	12,455,162	30.7%
Other**	575,836	1.5%
Total	$40,559,299	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Industrials :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (98.3%)

	Shares	Value
3M Co. (Industrial Conglomerates)	2,566	$272,176
A.O. Smith Corp. (Building Products)	570	50,992
Allegion PLC (Building Products)	408	54,962
American Airlines Group, Inc.* (Passenger Airlines)	3,038	46,633
AMETEK, Inc. (Electrical Equipment)	1,072	196,069
Automatic Data Processing, Inc. (Professional Services)	1,907	476,255
Axon Enterprise, Inc.* (Aerospace & Defense)	327	102,312
Broadridge Financial Solutions, Inc. (Professional Services)	547	112,058
Builders FirstSource, Inc.* (Building Products)	573	119,499
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	542	41,268
Carrier Global Corp. (Building Products)	3,879	225,486
Caterpillar, Inc. (Machinery)	2,364	866,241
Cintas Corp. (Commercial Services & Supplies)	400	274,812
Copart, Inc.* (Commercial Services & Supplies)	4,057	234,981
CSX Corp. (Ground Transportation)	9,175	340,117
Cummins, Inc. (Machinery)	633	186,513
Dayforce, Inc.* (Professional Services)	725	48,002
Deere & Co. (Machinery)	1,209	496,585
Delta Air Lines, Inc. (Passenger Airlines)	2,973	142,318
Dover Corp. (Machinery)	649	114,996
Eaton Corp. PLC (Electrical Equipment)	1,854	579,709
Emerson Electric Co. (Electrical Equipment)	2,655	301,130
Equifax, Inc. (Professional Services)	572	153,021
Expeditors International of Washington, Inc. (Air Freight & Logistics)	675	82,060
Fastenal Co. (Trading Companies & Distributors)	2,657	204,961
FedEx Corp. (Air Freight & Logistics)	1,067	309,153
Fortive Corp. (Machinery)	1,628	140,041
Generac Holdings, Inc.* (Electrical Equipment)	285	35,950
General Dynamics Corp. (Aerospace & Defense)	1,054	297,744
General Electric Co. (Industrial Conglomerates)	5,053	886,953
Honeywell International, Inc. (Industrial Conglomerates)	3,061	628,270
Howmet Aerospace, Inc. (Aerospace & Defense)	1,816	124,269
Hubbell, Inc. (Electrical Equipment)	249	103,347
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	184	53,630
IDEX Corp. (Machinery)	351	85,651
Illinois Tool Works, Inc. (Machinery)	1,262	338,632
Ingersoll Rand, Inc. (Machinery)	1,879	178,411
J.B. Hunt Transport Services, Inc. (Ground Transportation)	379	75,516
Jacobs Solutions, Inc. (Professional Services)	583	89,625
Johnson Controls International PLC (Building Products)	3,164	206,672
L3Harris Technologies, Inc. (Aerospace & Defense)	880	187,528
Leidos Holdings, Inc. (Professional Services)	638	83,635
Lockheed Martin Corp. (Aerospace & Defense)	999	454,415
Masco Corp. (Building Products)	1,020	80,458
Nordson Corp. (Machinery)	252	69,184
Norfolk Southern Corp. (Ground Transportation)	1,049	267,359
Northrop Grumman Corp. (Aerospace & Defense)	655	313,522
Old Dominion Freight Line, Inc. (Ground Transportation)	830	182,027
Otis Worldwide Corp. (Machinery)	1,883	186,925
PACCAR, Inc. (Machinery)	2,429	300,929
Parker-Hannifin Corp. (Machinery)	596	331,251
Paychex, Inc. (Professional Services)	1,487	182,604
Paycom Software, Inc. (Professional Services)	223	44,379
Pentair PLC (Machinery)	767	65,532
Quanta Services, Inc. (Construction & Engineering)	675	175,365
Republic Services, Inc. (Commercial Services & Supplies)	950	181,868
Robert Half, Inc. (Professional Services)	484	38,372
Rockwell Automation, Inc. (Electrical Equipment)	532	154,988
Rollins, Inc. (Commercial Services & Supplies)	1,303	60,290
RTX Corp. (Aerospace & Defense)	6,160	600,786
Snap-on, Inc. (Machinery)	245	72,574
Southwest Airlines Co. (Passenger Airlines)	2,770	80,856
Stanley Black & Decker, Inc. (Machinery)	712	69,726
Textron, Inc. (Aerospace & Defense)	910	87,296
The Boeing Co.* (Aerospace & Defense)	2,663	513,932
Trane Technologies PLC (Building Products)	1,057	317,312
TransDigm Group, Inc. (Aerospace & Defense)	258	317,753
Uber Technologies, Inc.* (Ground Transportation)	9,550	735,254
Union Pacific Corp. (Ground Transportation)	2,831	696,228
United Airlines Holdings, Inc.* (Passenger Airlines)	1,523	72,921
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	3,358	499,099
United Rentals, Inc. (Trading Companies & Distributors)	312	224,986
Veralto Corp. (Commercial Services & Supplies)	1,018	90,256
Verisk Analytics, Inc. (Professional Services)	673	158,646
W.W. Grainger, Inc. (Trading Companies & Distributors)	205	208,547
Waste Management, Inc. (Commercial Services & Supplies)	1,702	362,781
Westinghouse Air Brake Technologies Corp. (Machinery)	832	121,206
Xylem, Inc. (Machinery)	1,119	144,620
TOTAL COMMON STOCKS
(Cost $8,189,008)		18,012,430

ProFund VP Industrials :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Repurchase Agreements(a) (2.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $451,260	$451,000	$451,000
TOTAL REPURCHASE AGREEMENTS
(Cost $451,000)		451,000
TOTAL INVESTMENT SECURITIES
(Cost $8,640,008) —100.8%		18,463,430
Net other assets (liabilities) — (0.8)%		(148,358)
NET ASSETS - 100.0%		$18,315,072

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Industrials :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	4/23/24	5.93%	$420,757	$415

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$3,053,187	16.6%
Air Freight & Logistics	931,580	5.1%
Building Products	1,055,381	5.8%
Commercial Services & Supplies	1,204,988	6.6%
Construction & Engineering	175,365	1.0%
Electrical Equipment	1,371,193	7.5%
Ground Transportation	2,296,501	12.4%
Industrial Conglomerates	1,787,399	9.8%
Machinery	3,769,017	20.5%
Passenger Airlines	342,728	1.9%
Professional Services	1,386,597	7.6%
Trading Companies & Distributors	638,494	3.5%
Other**	302,642	1.7%
Total	$18,315,072	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP International :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (99.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $12,046,944	$12,040,000	$12,040,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,040,000)		12,040,000
TOTAL INVESTMENT SECURITIES
(Cost $12,040,000) —99.7%		12,040,000
Net other assets (liabilities) — 0.3%		37,172
NET ASSETS - 100.0%		$12,077,172

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $1,668,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	4/29/24	5.83%	$5,728,021	$(20,874)
MSCI EAFE Index	UBS AG	4/29/24	6.13%	6,318,091	(22,174)
				$12,046,112	$(43,048)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Internet :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (98.4%)

	Shares	Value
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,505	$413,224
Akamai Technologies, Inc.* (IT Services)	1,913	208,058
Alphabet, Inc.* - Class A (Interactive Media & Services)	5,052	762,498
Alphabet, Inc.* - Class C (Interactive Media & Services)	4,230	644,060
Amazon.com, Inc.* (Broadline Retail)	7,410	1,336,616
Arista Networks, Inc.* (Communications Equipment)	1,446	419,311
Atlassian Corp.* - Class A (Software)	1,421	277,251
Box, Inc.* - Class A (Software)	3,794	107,446
Carvana Co.* (Specialty Retail)	1,933	169,930
Ciena Corp.* (Communications Equipment)	2,564	126,790
Cisco Systems, Inc. (Communications Equipment)	12,069	602,363
Cloudflare, Inc.* - Class A (IT Services)	2,794	270,543
CommScope Holding Co., Inc.* (Communications Equipment)	40,102	52,534
Confluent, Inc.* - Class A (Software)	4,301	131,267
Datadog, Inc.* - Class A (Software)	2,466	304,798
DocuSign, Inc.* (Software)	3,284	195,562
DoorDash, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,398	330,253
DraftKings, Inc.* (Hotels, Restaurants & Leisure)	5,441	247,076
Dropbox, Inc.* - Class A (Software)	5,584	135,691
eBay, Inc. (Broadline Retail)	5,139	271,236
Fastly, Inc.* - Class A (IT Services)	5,642	73,177
GoDaddy, Inc.* - Class A (IT Services)	1,857	220,389
Juniper Networks, Inc. (Communications Equipment)	4,864	180,260
Marathon Digital Holdings, Inc.* (Software)	5,373	121,322
Match Group, Inc.* (Interactive Media & Services)	4,740	171,967
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	2,190	1,063,420
Netflix, Inc.* (Entertainment)	1,115	677,173
Nutanix, Inc.* - Class A (Software)	3,175	195,961
Okta, Inc.* (IT Services)	1,966	205,683
PayPal Holdings, Inc.* (Financial Services)	6,633	444,345
Pinterest, Inc.* - Class A (Interactive Media & Services)	6,732	233,398
ROBLOX Corp.* - Class A (Entertainment)	5,722	218,466
Salesforce, Inc.* (Software)	2,326	700,544
Smartsheet, Inc.* - Class A (Software)	3,095	119,158
Snap, Inc.* - Class A (Interactive Media & Services)	15,964	183,267
Snowflake, Inc.* - Class A (IT Services)	2,179	352,126
Teladoc Health, Inc.* (Health Care Technology)	6,106	92,201
Veeva Systems, Inc.* - Class A (Health Care Technology)	1,286	297,953
Workday, Inc.* - Class A (Software)	1,371	373,940
Zoom Video Communications, Inc.* - Class A (Software)	3,218	210,361
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	7,352	117,853
TOTAL COMMON STOCKS
(Cost $5,662,295)		13,259,471

Repurchase Agreements(a) (1.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $155,089	$155,000	$155,000
TOTAL REPURCHASE AGREEMENTS
(Cost $155,000)		155,000
TOTAL INVESTMENT SECURITIES
(Cost $5,817,295) —99.5%		13,414,471
Net other assets (liabilities) — 0.5%		69,793
NET ASSETS - 100.0%		$13,484,264

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Internet :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	4/23/24	5.93%	$226,694	$(1,047)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Internet invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Broadline Retail	$1,607,852	11.9%
Communications Equipment	1,381,258	10.2%
Entertainment	895,639	6.6%
Financial Services	444,345	3.3%
Health Care Technology	390,154	2.9%
Hotels, Restaurants & Leisure	990,553	7.3%
Interactive Media & Services	3,176,463	23.6%
IT Services	1,329,976	9.9%
Software	2,873,301	21.4%
Specialty Retail	169,930	1.3%
Other**	224,793	1.6%
Total	$13,484,264	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Japan :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Repurchase Agreements(a) (97.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $17,551,116	$17,541,000	$17,541,000
TOTAL REPURCHASE AGREEMENTS
(Cost $17,541,000)		17,541,000
TOTAL INVESTMENT SECURITIES
(Cost $17,541,000) —97.6%		17,541,000
Net other assets (liabilities) — 2.4%		439,239
NET ASSETS - 100.0%		$17,980,239

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	87	6/14/24	$17,574,000	$517,947

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	4/29/24	5.78%	$382,923	$(1,716)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (100.0%)

	Shares	Value
A.O. Smith Corp. (Building Products)	92	$8,230
AbbVie, Inc. (Biotechnology)	807	146,954
Accenture PLC - Class A (IT Services)	418	144,883
Adobe, Inc.* (Software)	557	281,062
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,994	359,897
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	268	44,209
Akamai Technologies, Inc.* (IT Services)	83	9,027
Align Technology, Inc.* (Health Care Equipment & Supplies)	49	16,068
Allegion PLC (Building Products)	42	5,658
Alphabet, Inc.* - Class A (Interactive Media & Services)	7,272	1,097,563
Alphabet, Inc.* - Class C (Interactive Media & Services)	6,088	926,959
Amazon.com, Inc.* (Broadline Retail)	11,283	2,035,227
American Express Co. (Consumer Finance)	493	112,251
American Tower Corp. (Specialized REITs)	237	46,829
Ameriprise Financial, Inc. (Capital Markets)	66	28,937
AMETEK, Inc. (Electrical Equipment)	137	25,057
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	413	47,639
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	360	71,204
ANSYS, Inc.* (Software)	62	21,524
Aon PLC - Class A (Insurance)	127	42,382
APA Corp. (Oil, Gas & Consumable Fuels)	370	12,721
Apple, Inc. (Technology Hardware, Storage & Peripherals)	17,920	3,072,922
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,029	212,211
Arch Capital Group, Ltd.* (Insurance)	456	42,153
Arista Networks, Inc.* (Communications Equipment)	311	90,183
Arthur J. Gallagher & Co. (Insurance)	138	34,506
Autodesk, Inc.* (Software)	139	36,198
Automatic Data Processing, Inc. (Professional Services)	199	49,699
AutoZone, Inc.* (Specialty Retail)	15	47,275
Axon Enterprise, Inc.* (Aerospace & Defense)	88	27,533
Blackstone, Inc. (Capital Markets)	639	83,945
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	43	155,999
Boston Scientific Corp.* (Health Care Equipment & Supplies)	990	67,805
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	543	719,698
Broadridge Financial Solutions, Inc. (Professional Services)	84	17,208
Brown & Brown, Inc. (Insurance)	224	19,609
Builders FirstSource, Inc.* (Building Products)	152	31,700
Cadence Design Systems, Inc.* (Software)	336	104,590
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	151	6,605
Carnival Corp.* (Hotels, Restaurants & Leisure)	883	14,428
Carrier Global Corp. (Building Products)	489	28,426
Caterpillar, Inc. (Machinery)	365	133,746
Cboe Global Markets, Inc. (Capital Markets)	84	15,433
CDW Corp. (Electronic Equipment, Instruments & Components)	71	18,160
Celanese Corp. (Chemicals)	124	21,311
CF Industries Holdings, Inc. (Chemicals)	124	10,318
Charter Communications, Inc.* - Class A (Media)	57	16,566
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	34	98,830
Church & Dwight Co., Inc. (Household Products)	136	14,186
Cintas Corp. (Commercial Services & Supplies)	59	40,535
CME Group, Inc. (Capital Markets)	161	34,662
Colgate-Palmolive Co. (Household Products)	394	35,480
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,001	127,407
Constellation Energy Corp. (Electric Utilities)	178	32,903
Copart, Inc.* (Commercial Services & Supplies)	1,074	62,206
Corpay, Inc.* (Software)	90	27,769
CoStar Group, Inc.* (Real Estate Management & Development)	214	20,672
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	232	169,970
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	608	16,951
CSX Corp. (Ground Transportation)	1,216	45,077
D.R. Horton, Inc. (Household Durables)	367	60,389
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	77	12,871
DaVita, Inc.* (Health Care Providers & Services)	37	5,108
Dayforce, Inc.* (Professional Services)	102	6,753
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	32	30,120
Deere & Co. (Machinery)	184	75,576
Delta Air Lines, Inc. (Passenger Airlines)	438	20,967
Dexcom, Inc.* (Health Care Equipment & Supplies)	288	39,946
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	222	43,994
Digital Realty Trust, Inc. (Specialized REITs)	153	22,038
Discover Financial Services (Consumer Finance)	163	21,368
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	17	8,447
Eaton Corp. PLC (Electrical Equipment)	305	95,368
Ecolab, Inc. (Chemicals)	160	36,944
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	274	26,183
Electronic Arts, Inc. (Entertainment)	130	17,247
Eli Lilly & Co. (Pharmaceuticals)	984	765,513
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	58	7,017
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	473	60,468
EPAM Systems, Inc.* (IT Services)	28	7,732
Equifax, Inc. (Professional Services)	60	16,051
Equinix, Inc. (Specialized REITs)	55	45,393

ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares		Value
Etsy, Inc.* (Broadline Retail)	61		$4,192
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	158		21,765
Expeditors International of Washington, Inc. (Air Freight & Logistics)	65		7,902
FactSet Research Systems, Inc. (Capital Markets)	23		10,451
Fair Isaac Corp.* (Software)	30		37,488
Fastenal Co. (Trading Companies & Distributors)	351		27,076
First Horizon Corp. (Banks)	—	(a)	—	(b)
Fiserv, Inc.* (Financial Services)	384		61,371
Fortinet, Inc.* (Software)	782		53,418
Fortive Corp. (Machinery)	431		37,075
Freeport-McMoRan, Inc. (Metals & Mining)	880		41,378
Garmin, Ltd. (Household Durables)	102		15,185
Gartner, Inc.* (IT Services)	97		46,237
Generac Holdings, Inc.* (Electrical Equipment)	43		5,424
General Electric Co. (Industrial Conglomerates)	577		101,281
HCA Healthcare, Inc. (Health Care Providers & Services)	118		39,357
Hess Corp. (Oil, Gas & Consumable Fuels)	338		51,592
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	311		66,339
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	517		10,692
Howmet Aerospace, Inc. (Aerospace & Defense)	277		18,955
Hubbell, Inc. (Electrical Equipment)	30		12,452
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	58		31,316
Illinois Tool Works, Inc. (Machinery)	154		41,323
Ingersoll Rand, Inc. (Machinery)	382		36,271
Insulet Corp.* (Health Care Equipment & Supplies)	33		5,656
Intuit, Inc. (Software)	346		224,900
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	289		115,337
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	87		22,001
Iron Mountain, Inc. (Specialized REITs)	180		14,438
Jabil, Inc. (Electronic Equipment, Instruments & Components)	84		11,252
KLA Corp. (Semiconductors & Semiconductor Equipment)	167		116,661
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	162		157,394
Lamb Weston Holdings, Inc. (Food Products)	114		12,144
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	275		14,218
Lennar Corp. - Class A (Household Durables)	172		29,581
Linde PLC (Chemicals)	311		144,403
Live Nation Entertainment, Inc.* (Entertainment)	172		18,192
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	143		55,863
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	377		10,684
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	251		50,577
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	304		76,783
Marsh & McLennan Cos., Inc. (Insurance)	315		64,884
Martin Marietta Materials, Inc. (Construction Materials)	51		31,311
Masco Corp. (Building Products)	143		11,280
Mastercard, Inc. - Class A (Financial Services)	734		353,472
McDonald's Corp. (Hotels, Restaurants & Leisure)	394		111,088
Merck & Co., Inc. (Pharmaceuticals)	1,250		164,938
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	2,713		1,317,379
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	10		13,313
MGM Resorts International* (Hotels, Restaurants & Leisure)	226		10,669
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	392		35,166
Microsoft Corp. (Software)	9,171		3,858,423
Molina Healthcare, Inc.* (Health Care Providers & Services)	42		17,255
Mondelez International, Inc. - Class A (Food Products)	694		48,580
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	60		40,645
Monster Beverage Corp.* (Beverages)	542		32,130
Moody's Corp. (Capital Markets)	92		36,159
Motorola Solutions, Inc. (Communications Equipment)	120		42,598
MSCI, Inc. (Capital Markets)	57		31,946
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	90		9,447
Netflix, Inc.* (Entertainment)	533		323,707
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	642		60,335
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	520		10,884
Nucor Corp. (Metals & Mining)	192		37,997
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,050		2,755,858
NVR, Inc.* (Household Durables)	4		32,400
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	240		59,465
Old Dominion Freight Line, Inc. (Ground Transportation)	223		48,906
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	229		16,843
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	441		35,355
Oracle Corp. (Software)	1,966		246,949
O'Reilly Automotive, Inc.* (Specialty Retail)	53		59,831
Otis Worldwide Corp. (Machinery)	192		19,060
PACCAR, Inc. (Machinery)	470		58,228
Palo Alto Networks, Inc.* (Software)	388		110,242
Parker-Hannifin Corp. (Machinery)	125		69,474
Paychex, Inc. (Professional Services)	155		19,034

ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Paycom Software, Inc. (Professional Services)	26	$5,174
Pentair PLC (Machinery)	140	11,962
PepsiCo, Inc. (Beverages)	610	106,756
Philip Morris International, Inc. (Tobacco)	706	64,684
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	146	38,325
Pool Corp. (Distributors)	27	10,895
PTC, Inc.* (Software)	89	16,816
Public Storage (Specialized REITs)	83	24,075
PulteGroup, Inc. (Household Durables)	259	31,241
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	716	121,219
Quanta Services, Inc. (Construction & Engineering)	125	32,475
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	27	5,070
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	79	76,037
Republic Services, Inc. (Commercial Services & Supplies)	145	27,759
Rockwell Automation, Inc. (Electrical Equipment)	68	19,810
Rollins, Inc. (Commercial Services & Supplies)	146	6,755
Roper Technologies, Inc. (Software)	58	32,529
Ross Stores, Inc. (Specialty Retail)	413	60,612
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	288	40,035
S&P Global, Inc. (Capital Markets)	175	74,454
Salesforce, Inc.* (Software)	1,195	359,910
SBA Communications Corp. (Specialized REITs)	53	11,485
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	95	8,840
ServiceNow, Inc.* (Software)	254	193,650
Simon Property Group, Inc. (Retail REITs)	149	23,317
Snap-on, Inc. (Machinery)	29	8,590
Starbucks Corp. (Hotels, Restaurants & Leisure)	821	75,031
Steel Dynamics, Inc. (Metals & Mining)	119	17,639
STERIS PLC (Health Care Equipment & Supplies)	68	15,288
Stryker Corp. (Health Care Equipment & Supplies)	269	96,267
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	62	62,622
Synopsys, Inc.* (Software)	189	108,014
Take-Two Interactive Software, Inc.* (Entertainment)	98	14,552
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	273	30,573
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	149	21,641
Tesla, Inc.* (Automobiles)	3,419	601,026
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	413	71,949
The Boeing Co.* (Aerospace & Defense)	310	59,827
The Coca-Cola Co. (Beverages)	1,869	114,345
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	100	10,146
The Hershey Co. (Food Products)	71	13,810
The Home Depot, Inc. (Specialty Retail)	453	173,770
The Procter & Gamble Co. (Household Products)	1,132	183,667
The Progressive Corp. (Insurance)	361	74,661
The Sherwin-Williams Co. (Chemicals)	147	51,057
The TJX Cos., Inc. (Specialty Retail)	911	92,394
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	582	22,681
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	182	105,781
Tractor Supply Co. (Specialty Retail)	57	14,918
Trane Technologies PLC (Building Products)	195	58,538
TransDigm Group, Inc. (Aerospace & Defense)	70	86,212
Tyler Technologies, Inc.* (Software)	52	22,101
Uber Technologies, Inc.* (Ground Transportation)	2,535	195,170
Ulta Beauty, Inc.* (Specialty Retail)	40	20,915
Union Pacific Corp. (Ground Transportation)	339	83,370
United Rentals, Inc. (Trading Companies & Distributors)	84	60,574
UnitedHealth Group, Inc. (Health Care Providers & Services)	434	214,699
VeriSign, Inc.* (IT Services)	52	9,855
Verisk Analytics, Inc. (Professional Services)	99	23,338
Vertex Pharmaceuticals, Inc.* (Biotechnology)	204	85,274
Visa, Inc. - Class A (Financial Services)	1,290	360,013
Vulcan Materials Co. (Construction Materials)	105	28,657
W.W. Grainger, Inc. (Trading Companies & Distributors)	41	41,709
Waste Management, Inc. (Commercial Services & Supplies)	214	45,614
Waters Corp.* (Life Sciences Tools & Services)	27	9,294
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	92	36,405
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	114	11,654
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	157	21,768
Zoetis, Inc. (Pharmaceuticals)	310	52,455
TOTAL COMMON STOCKS
(Cost $15,307,191)		29,680,273

Repurchase Agreements(c) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $113,065	$113,000	$113,000
TOTAL REPURCHASE AGREEMENTS
(Cost $113,000)		113,000
TOTAL INVESTMENT SECURITIES
(Cost $15,420,191) —100.4%		29,793,273
Net other assets (liabilities) — (0.4)%		(102,593)
NET ASSETS - 100.0%		$29,690,680

ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	Amount is less than $0.50.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT	Real Estate Investment Trust

ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

ProFund VP Large-Cap Growth invested in the following industries as of March 31, 2024:

	Value		% of Net Assets
Aerospace & Defense	$192,527		0.6%
Air Freight & Logistics	7,902		NM
Automobiles	601,026		2.0%
Banks	—	^	NM
Beverages	253,231		0.8%
Biotechnology	308,265		1.0%
Broadline Retail	2,039,419		6.9%
Building Products	143,832		0.5%
Capital Markets	315,987		1.1%
Chemicals	264,033		0.9%
Commercial Services & Supplies	182,869		0.6%
Communications Equipment	132,781		0.4%
Construction & Engineering	32,475		0.1%
Construction Materials	59,968		0.2%
Consumer Finance	133,619		0.5%
Consumer Staples Distribution & Retail	169,970		0.6%
Distributors	10,895		NM
Electric Utilities	32,903		0.1%
Electrical Equipment	158,111		0.5%
Electronic Equipment, Instruments & Components	98,692		0.3%
Entertainment	373,698		1.3%
Financial Services	774,856		2.6%
Food Products	74,534		0.3%
Ground Transportation	372,523		1.3%
Health Care Equipment & Supplies	424,012		1.4%
Health Care Providers & Services	276,419		0.9%
Hotel & Resort REITs	10,692		NM
Hotels, Restaurants & Leisure	801,623		2.7%
Household Durables	168,796		0.6%
Household Products	233,333		0.8%
Industrial Conglomerates	101,281		0.3%
Insurance	278,195		0.9%
Interactive Media & Services	3,341,901		11.2%
IT Services	217,734		0.7%
Life Sciences Tools & Services	186,794		0.6%
Machinery	491,305		1.7%
Media	16,566		0.1%
Metals & Mining	97,014		0.3%
Oil, Gas & Consumable Fuels	501,328		1.7%
Passenger Airlines	20,967		0.1%
Pharmaceuticals	982,906		3.4%
Professional Services	137,257		0.5%
Real Estate Management & Development	20,672		0.1%
Retail REITs	23,317		0.1%
Semiconductors & Semiconductor Equipment	4,745,227		16.0%
Software	5,735,583		19.5%
Specialized REITs	164,258		0.5%
Specialty Retail	469,715		1.6%
Technology Hardware, Storage & Peripherals	3,153,831		10.6%
Textiles, Apparel & Luxury Goods	151,388		0.5%
Tobacco	64,684		0.2%
Trading Companies & Distributors	129,359		0.4%
Other**	10,407		NM
Total	$29,690,680		100.0%

^	Amount is less than $0.50
**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (99.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	510	$54,096
A.O. Smith Corp. (Building Products)	42	3,757
Abbott Laboratories (Health Care Equipment & Supplies)	1,597	181,515
AbbVie, Inc. (Biotechnology)	1,023	186,288
Accenture PLC - Class A (IT Services)	266	92,198
Aflac, Inc. (Insurance)	484	41,556
Agilent Technologies, Inc. (Life Sciences Tools & Services)	270	39,288
Air Products and Chemicals, Inc. (Chemicals)	204	49,423
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	200	32,992
Akamai Technologies, Inc.* (IT Services)	74	8,048
Albemarle Corp. (Chemicals)	107	14,096
Alexandria Real Estate Equities, Inc. (Office REITs)	146	18,821
Align Technology, Inc.* (Health Care Equipment & Supplies)	30	9,838
Allegion PLC (Building Products)	50	6,736
Alliant Energy Corp. (Electric Utilities)	235	11,844
Altria Group, Inc. (Tobacco)	1,623	70,795
Amcor PLC (Containers & Packaging)	1,330	12,648
Ameren Corp. (Multi-Utilities)	243	17,972
American Airlines Group, Inc.* (Passenger Airlines)	603	9,256
American Electric Power Co., Inc. (Electric Utilities)	484	41,672
American Express Co. (Consumer Finance)	158	35,975
American International Group, Inc. (Insurance)	646	50,498
American Tower Corp. (Specialized REITs)	252	49,793
American Water Works Co., Inc. (Water Utilities)	179	21,876
Ameriprise Financial, Inc. (Capital Markets)	43	18,853
AMETEK, Inc. (Electrical Equipment)	110	20,119
Amgen, Inc. (Biotechnology)	492	139,885
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	244	28,145
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	186	36,789
ANSYS, Inc.* (Software)	35	12,151
Aon PLC - Class A (Insurance)	90	30,035
Aptiv PLC* (Automobile Components)	257	20,470
Archer-Daniels-Midland Co. (Food Products)	492	30,903
Arthur J. Gallagher & Co. (Insurance)	98	24,504
Assurant, Inc. (Insurance)	48	9,036
AT&T, Inc. (Diversified Telecommunication Services)	6,577	115,755
Atmos Energy Corp. (Gas Utilities)	139	16,523
Autodesk, Inc.* (Software)	95	24,740
Automatic Data Processing, Inc. (Professional Services)	231	57,691
AutoZone, Inc.* (Specialty Retail)	5	15,758
AvalonBay Communities, Inc. (Residential REITs)	130	24,123
Avery Dennison Corp. (Containers & Packaging)	75	16,744
Baker Hughes Co. (Energy Equipment & Services)	921	30,854
Ball Corp. (Containers & Packaging)	291	19,602
Bank of America Corp. (Banks)	6,336	240,262
Bath & Body Works, Inc. (Specialty Retail)	208	10,404
Baxter International, Inc. (Health Care Equipment & Supplies)	467	19,960
Becton Dickinson & Co. (Health Care Equipment & Supplies)	266	65,822
Berkshire Hathaway, Inc.* - Class B (Financial Services)	1,674	703,951
Best Buy Co., Inc. (Specialty Retail)	176	14,437
Biogen, Inc.* (Biotechnology)	133	28,679
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	18	6,226
Bio-Techne Corp. (Life Sciences Tools & Services)	144	10,136
BlackRock, Inc. (Capital Markets)	128	106,714
Blackstone, Inc. (Capital Markets)	185	24,303
BorgWarner, Inc. (Automobile Components)	212	7,365
Boston Properties, Inc. (Office REITs)	133	8,686
Boston Scientific Corp.* (Health Care Equipment & Supplies)	606	41,505
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,873	101,573
Broadridge Financial Solutions, Inc. (Professional Services)	47	9,628
Brown & Brown, Inc. (Insurance)	48	4,202
Brown-Forman Corp. - Class B (Beverages)	167	8,621
Bunge Global SA (Food Products)	134	13,738
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	107	8,147
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	84	3,674
Camden Property Trust (Residential REITs)	98	9,643
Campbell Soup Co. (Food Products)	181	8,045
Capital One Financial Corp. (Consumer Finance)	350	52,112
Cardinal Health, Inc. (Health Care Providers & Services)	224	25,066
CarMax, Inc.* (Specialty Retail)	146	12,718
Carnival Corp.* (Hotels, Restaurants & Leisure)	269	4,395
Carrier Global Corp. (Building Products)	401	23,310
Catalent, Inc.* (Pharmaceuticals)	167	9,427
Caterpillar, Inc. (Machinery)	196	71,820
Cboe Global Markets, Inc. (Capital Markets)	35	6,431
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	274	26,644
CDW Corp. (Electronic Equipment, Instruments & Components)	72	18,416
Cencora, Inc. (Health Care Providers & Services)	152	36,934
Centene Corp.* (Health Care Providers & Services)	493	38,691
CenterPoint Energy, Inc. (Multi-Utilities)	581	16,553
CF Industries Holdings, Inc. (Chemicals)	82	6,823
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	48	13,006
Charter Communications, Inc.* - Class A (Media)	49	14,241
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,596	251,753
Chubb, Ltd. (Insurance)	373	96,654

ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares		Value
Church & Dwight Co., Inc. (Household Products)	122		$12,726
Cincinnati Financial Corp. (Insurance)	145		18,005
Cintas Corp. (Commercial Services & Supplies)	35		24,046
Cisco Systems, Inc. (Communications Equipment)	3,739		186,613
Citigroup, Inc. (Banks)	1,752		110,796
Citizens Financial Group, Inc. (Banks)	430		15,605
CME Group, Inc. (Capital Markets)	212		45,641
CMS Energy Corp. (Multi-Utilities)	272		16,412
Cognizant Technology Solutions Corp. - Class A (IT Services)	458		33,567
Colgate-Palmolive Co. (Household Products)	462		41,603
Comcast Corp. - Class A (Media)	3,647		158,098
Comerica, Inc. (Banks)	122		6,709
Conagra Brands, Inc. (Food Products)	441		13,071
ConocoPhillips (Oil, Gas & Consumable Fuels)	336		42,766
Consolidated Edison, Inc. (Multi-Utilities)	317		28,787
Constellation Brands, Inc. - Class A (Beverages)	148		40,220
Constellation Energy Corp. (Electric Utilities)	162		29,946
Corning, Inc. (Electronic Equipment, Instruments & Components)	708		23,336
Corteva, Inc. (Chemicals)	646		37,255
CoStar Group, Inc.* (Real Estate Management & Development)	215		20,769
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	238		174,366
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	237		6,608
Crown Castle, Inc. (Specialized REITs)	400		42,332
CSX Corp. (Ground Transportation)	910		33,734
Cummins, Inc. (Machinery)	125		36,831
CVS Health Corp. (Health Care Providers & Services)	1,158		92,362
Danaher Corp. (Life Sciences Tools & Services)	605		151,080
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	52		8,692
DaVita, Inc.* (Health Care Providers & Services)	22		3,037
Dayforce, Inc.* (Professional Services)	64		4,237
Deere & Co. (Machinery)	103		42,306
Delta Air Lines, Inc. (Passenger Airlines)	260		12,446
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	195		6,472
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	591		29,656
Dexcom, Inc.* (Health Care Equipment & Supplies)	139		19,279
Digital Realty Trust, Inc. (Specialized REITs)	165		23,767
Discover Financial Services (Consumer Finance)	105		13,764
Dollar General Corp. (Consumer Staples Distribution & Retail)	201		31,368
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	190		25,299
Dominion Energy, Inc. (Multi-Utilities)	770		37,876
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	18		8,944
Dover Corp. (Machinery)	128		22,680
Dow, Inc. (Chemicals)	647		37,481
DTE Energy Co. (Multi-Utilities)	189		21,194
Duke Energy Corp. (Electric Utilities)	709		68,567
DuPont de Nemours, Inc. (Chemicals)	396		30,361
Eastman Chemical Co. (Chemicals)	107		10,724
Eaton Corp. PLC (Electrical Equipment)	140		43,775
eBay, Inc. (Broadline Retail)	477		25,176
Ecolab, Inc. (Chemicals)	114		26,323
Edison International (Electric Utilities)	353		24,968
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	352		33,637
Electronic Arts, Inc. (Entertainment)	125		16,584
Elevance Health, Inc. (Health Care Providers & Services)	216		112,005
Emerson Electric Co. (Electrical Equipment)	525		59,546
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	80		9,678
Entergy Corp. (Electric Utilities)	194		20,502
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	182		23,267
EPAM Systems, Inc.* (IT Services)	32		8,837
EQT Corp. (Oil, Gas & Consumable Fuels)	380		14,087
Equifax, Inc. (Professional Services)	69		18,459
Equinix, Inc. (Specialized REITs)	46		37,965
Equity Residential (Residential REITs)	317		20,006
Essex Property Trust, Inc. (Residential REITs)	59		14,444
Etsy, Inc.* (Broadline Retail)	61		4,192
Everest Group, Ltd. (Insurance)	39		15,503
Evergy, Inc. (Electric Utilities)	212		11,317
Eversource Energy (Electric Utilities)	321		19,186
Exelon Corp. (Electric Utilities)	916		34,414
Expeditors International of Washington, Inc. (Air Freight & Logistics)	84		10,212
Extra Space Storage, Inc. (Specialized REITs)	194		28,518
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,654		424,740
F5, Inc.* (Communications Equipment)	54		10,238
FactSet Research Systems, Inc. (Capital Markets)	18		8,179
Fastenal Co. (Trading Companies & Distributors)	263		20,288
Federal Realty Investment Trust (Retail REITs)	67		6,842
FedEx Corp. (Air Freight & Logistics)	212		61,425
Fidelity National Information Services, Inc. (Financial Services)	545		40,428
Fifth Third Bancorp (Banks)	627		23,331
First Horizon Corp. (Banks)	—	(a)	7
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	99		16,711
FirstEnergy Corp. (Electric Utilities)	476		18,383
Fiserv, Inc.* (Financial Services)	265		42,352
FMC Corp. (Chemicals)	115		7,326
Ford Motor Co. (Automobiles)	3,589		47,662
Fox Corp. - Class A (Media)	220		6,879
Fox Corp. - Class B (Media)	121		3,463

ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares		Value
Franklin Resources, Inc. (Capital Markets)	277		$7,786
Freeport-McMoRan, Inc. (Metals & Mining)	660		31,033
Garmin, Ltd. (Household Durables)	65		9,677
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	390		35,455
Gen Digital, Inc. (Software)	516		11,558
Generac Holdings, Inc.* (Electrical Equipment)	21		2,649
General Dynamics Corp. (Aerospace & Defense)	208		58,758
General Electric Co. (Industrial Conglomerates)	571		100,228
General Mills, Inc. (Food Products)	522		36,524
General Motors Co. (Automobiles)	1,063		48,207
Genuine Parts Co. (Distributors)	129		19,986
Gilead Sciences, Inc. (Biotechnology)	1,147		84,018
Global Payments, Inc. (Financial Services)	240		32,078
Globe Life, Inc. (Insurance)	80		9,310
Halliburton Co. (Energy Equipment & Services)	819		32,285
Hasbro, Inc. (Leisure Products)	120		6,782
HCA Healthcare, Inc. (Health Care Providers & Services)	95		31,685
Healthpeak Properties, Inc. (Health Care REITs)	651		12,206
Henry Schein, Inc.* (Health Care Providers & Services)	120		9,062
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,197		21,223
Hologic, Inc.* (Health Care Equipment & Supplies)	217		16,917
Honeywell International, Inc. (Industrial Conglomerates)	607		124,586
Hormel Foods Corp. (Food Products)	267		9,316
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	261		5,397
Howmet Aerospace, Inc. (Aerospace & Defense)	151		10,333
HP, Inc. (Technology Hardware, Storage & Peripherals)	803		24,267
Hubbell, Inc. (Electrical Equipment)	27		11,206
Humana, Inc. (Health Care Providers & Services)	112		38,833
Huntington Bancshares, Inc. (Banks)	1,333		18,595
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	36		10,493
IDEX Corp. (Machinery)	69		16,837
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	34		18,358
Illinois Tool Works, Inc. (Machinery)	136		36,493
Illumina, Inc.* (Life Sciences Tools & Services)	147		20,186
Incyte Corp.* (Biotechnology)	172		9,799
Ingersoll Rand, Inc. (Machinery)	86		8,166
Insulet Corp.* (Health Care Equipment & Supplies)	39		6,685
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,891		171,866
Intercontinental Exchange, Inc. (Capital Markets)	526		72,288
International Business Machines Corp. (IT Services)	841		160,598
International Flavors & Fragrances, Inc. (Chemicals)	236		20,294
International Paper Co. (Containers & Packaging)	319		12,447
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	110		43,900
Invesco, Ltd. (Capital Markets)	415		6,885
Invitation Homes, Inc. (Residential REITs)	530		18,873
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	104		26,301
Iron Mountain, Inc. (Specialized REITs)	132		10,588
J.B. Hunt Transport Services, Inc. (Ground Transportation)	76		15,143
Jabil, Inc. (Electronic Equipment, Instruments & Components)	54		7,233
Jack Henry & Associates, Inc. (Financial Services)	67		11,640
Jacobs Solutions, Inc. (Professional Services)	115		17,679
Johnson & Johnson (Pharmaceuticals)	2,216		350,549
Johnson Controls International PLC (Building Products)	628		41,021
JPMorgan Chase & Co. (Banks)	2,660		532,799
Juniper Networks, Inc. (Communications Equipment)	297		11,007
Kellanova (Food Products)	243		13,921
Kenvue, Inc. (Personal Care Products)	1,587		34,057
Keurig Dr Pepper, Inc. (Beverages)	959		29,413
KeyCorp (Banks)	863		13,644
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	161		25,177
Kimberly-Clark Corp. (Household Products)	311		40,228
Kimco Realty Corp. (Retail REITs)	613		12,021
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,780		32,645
L3Harris Technologies, Inc. (Aerospace & Defense)	174		37,079
Laboratory Corp. of America Holdings (Health Care Providers & Services)	79		17,258
Lamb Weston Holdings, Inc. (Food Products)	46		4,900
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	133		6,876
Leidos Holdings, Inc. (Professional Services)	126		16,517
Lennar Corp. - Class A (Household Durables)	100		17,197
Linde PLC (Chemicals)	214		99,364
LKQ Corp. (Distributors)	245		13,085
Lockheed Martin Corp. (Aerospace & Defense)	197		89,609
Loews Corp. (Insurance)	169		13,231
Lowe's Cos., Inc. (Specialty Retail)	528		134,497
LyondellBasell Industries N.V. - Class A (Chemicals)	236		24,138
M&T Bank Corp. (Banks)	153		22,252
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	253		7,170
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	152		30,628
MarketAxess Holdings, Inc. (Capital Markets)	35		7,674
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	—	(a)	79

ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Marsh & McLennan Cos., Inc. (Insurance)	217	$44,698
Martin Marietta Materials, Inc. (Construction Materials)	19	11,665
Masco Corp. (Building Products)	93	7,336
Mastercard, Inc. - Class A (Financial Services)	213	102,574
Match Group, Inc.* (Interactive Media & Services)	251	9,106
McCormick & Co., Inc. (Food Products)	232	17,820
McDonald's Corp. (Hotels, Restaurants & Leisure)	374	105,449
McKesson Corp. (Health Care Providers & Services)	120	64,422
Medtronic PLC (Health Care Equipment & Supplies)	1,223	106,584
Merck & Co., Inc. (Pharmaceuticals)	1,399	184,598
MetLife, Inc. (Insurance)	566	41,946
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	12	15,975
MGM Resorts International* (Hotels, Restaurants & Leisure)	81	3,824
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	203	18,211
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,015	119,659
Mid-America Apartment Communities, Inc. (Residential REITs)	107	14,079
Moderna, Inc.* (Biotechnology)	306	32,607
Mohawk Industries, Inc.* (Household Durables)	49	6,414
Molina Healthcare, Inc.* (Health Care Providers & Services)	21	8,627
Molson Coors Beverage Co. - Class B (Beverages)	171	11,500
Mondelez International, Inc. - Class A (Food Products)	718	50,260
Monster Beverage Corp.* (Beverages)	272	16,124
Moody's Corp. (Capital Markets)	78	30,656
Morgan Stanley (Capital Markets)	1,153	108,567
Motorola Solutions, Inc. (Communications Equipment)	64	22,719
MSCI, Inc. (Capital Markets)	32	17,934
Nasdaq, Inc. (Capital Markets)	349	22,022
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	119	12,491
Newmont Corp. (Metals & Mining)	1,061	38,026
News Corp. - Class A (Media)	350	9,163
News Corp. - Class B (Media)	106	2,868
NextEra Energy, Inc. (Electric Utilities)	1,889	120,725
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	639	60,053
NiSource, Inc. (Multi-Utilities)	381	10,538
Nordson Corp. (Machinery)	50	13,727
Norfolk Southern Corp. (Ground Transportation)	207	52,758
Northern Trust Corp. (Capital Markets)	188	16,717
Northrop Grumman Corp. (Aerospace & Defense)	129	61,747
NRG Energy, Inc. (Electric Utilities)	209	14,147
Nucor Corp. (Metals & Mining)	84	16,624
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	59	14,618
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	605	39,319
Omnicom Group, Inc. (Media)	181	17,514
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	221	16,255
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	204	16,355
O'Reilly Automotive, Inc.* (Specialty Retail)	15	16,933
Otis Worldwide Corp. (Machinery)	228	22,634
PACCAR, Inc. (Machinery)	130	16,106
Packaging Corp. of America (Containers & Packaging)	82	15,562
Paramount Global - Class B (Media)	443	5,214
Parker-Hannifin Corp. (Machinery)	26	14,451
Paychex, Inc. (Professional Services)	177	21,736
Paycom Software, Inc. (Professional Services)	26	5,174
PayPal Holdings, Inc.* (Financial Services)	986	66,052
Pentair PLC (Machinery)	46	3,930
PepsiCo, Inc. (Beverages)	808	141,408
Pfizer, Inc. (Pharmaceuticals)	5,195	144,161
PG&E Corp. (Electric Utilities)	1,964	32,917
Philip Morris International, Inc. (Tobacco)	900	82,458
Phillips 66 (Oil, Gas & Consumable Fuels)	394	64,356
Pinnacle West Capital Corp. (Electric Utilities)	104	7,772
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	107	28,088
Pool Corp. (Distributors)	15	6,053
PPG Industries, Inc. (Chemicals)	217	31,443
PPL Corp. (Electric Utilities)	678	18,665
Principal Financial Group, Inc. (Insurance)	201	17,348
Prologis, Inc. (Industrial REITs)	849	110,557
Prudential Financial, Inc. (Insurance)	332	38,977
PTC, Inc.* (Software)	44	8,313
Public Service Enterprise Group, Inc. (Multi-Utilities)	459	30,652
Public Storage (Specialized REITs)	84	24,365
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	89	10,220
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	494	83,634
Quanta Services, Inc. (Construction & Engineering)	41	10,652
Quest Diagnostics, Inc. (Health Care Providers & Services)	102	13,577
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	16	3,004
Raymond James Financial, Inc. (Capital Markets)	174	22,345
Realty Income Corp. (Retail REITs)	765	41,386
Regency Centers Corp. (Retail REITs)	151	9,145
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	38	36,575
Regions Financial Corp. (Banks)	850	17,884
Republic Services, Inc. (Commercial Services & Supplies)	82	15,698
ResMed, Inc. (Health Care Equipment & Supplies)	136	26,932

ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Revvity, Inc. (Life Sciences Tools & Services)	113	$11,865
Robert Half, Inc. (Professional Services)	96	7,611
Rockwell Automation, Inc. (Electrical Equipment)	54	15,732
Rollins, Inc. (Commercial Services & Supplies)	147	6,802
Roper Technologies, Inc. (Software)	56	31,407
RTX Corp. (Aerospace & Defense)	1,220	118,987
S&P Global, Inc. (Capital Markets)	167	71,050
SBA Communications Corp. (Specialized REITs)	59	12,785
Schlumberger N.V. (Energy Equipment & Services)	1,313	71,965
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	105	9,770
Sempra (Multi-Utilities)	579	41,591
Simon Property Group, Inc. (Retail REITs)	188	29,420
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	148	16,031
Snap-on, Inc. (Machinery)	27	7,998
Southwest Airlines Co. (Passenger Airlines)	550	16,055
Stanley Black & Decker, Inc. (Machinery)	142	13,906
Starbucks Corp. (Hotels, Restaurants & Leisure)	427	39,024
State Street Corp. (Capital Markets)	278	21,495
Steel Dynamics, Inc. (Metals & Mining)	51	7,560
STERIS PLC (Health Care Equipment & Supplies)	39	8,768
Stryker Corp. (Health Care Equipment & Supplies)	111	39,724
Synchrony Financial (Consumer Finance)	375	16,170
Sysco Corp. (Consumer Staples Distribution & Retail)	458	37,180
T. Rowe Price Group, Inc. (Capital Markets)	205	24,994
Take-Two Interactive Software, Inc.* (Entertainment)	74	10,988
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	212	10,066
Target Corp. (Consumer Staples Distribution & Retail)	425	75,314
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	174	25,272
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	43	18,461
Teleflex, Inc. (Health Care Equipment & Supplies)	43	9,725
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	141	15,909
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	527	91,809
Textron, Inc. (Aerospace & Defense)	181	17,363
The AES Corp. (Independent Power and Renewable Electricity Producers)	616	11,045
The Allstate Corp. (Insurance)	242	41,868
The Bank of New York Mellon Corp. (Capital Markets)	699	40,276
The Boeing Co.* (Aerospace & Defense)	295	56,932
The Charles Schwab Corp. (Capital Markets)	1,369	99,033
The Cigna Group (Health Care Providers & Services)	269	97,698
The Clorox Co. (Household Products)	114	17,455
The Coca-Cola Co. (Beverages)	2,184	133,617
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	105	10,653
The Estee Lauder Cos., Inc. (Personal Care Products)	214	32,988
The Goldman Sachs Group, Inc. (Capital Markets)	300	125,308
The Hartford Financial Services Group, Inc. (Insurance)	275	28,339
The Hershey Co. (Food Products)	86	16,727
The Home Depot, Inc. (Specialty Retail)	576	220,955
The Interpublic Group of Cos., Inc. (Media)	353	11,518
The JM Smucker Co. (Food Products)	98	12,335
The Kraft Heinz Co. (Food Products)	733	27,048
The Kroger Co. (Consumer Staples Distribution & Retail)	608	34,735
The Mosaic Co. (Chemicals)	301	9,770
The PNC Financial Services Group, Inc. (Banks)	367	59,307
The Procter & Gamble Co. (Household Products)	1,320	214,169
The Progressive Corp. (Insurance)	269	55,634
The Sherwin-Williams Co. (Chemicals)	108	37,512
The Southern Co. (Electric Utilities)	1,005	72,099
The TJX Cos., Inc. (Specialty Retail)	367	37,221
The Travelers Cos., Inc. (Insurance)	209	48,099
The Walt Disney Co. (Entertainment)	1,688	206,544
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	684	26,655
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	220	127,866
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	479	78,182
Tractor Supply Co. (Specialty Retail)	57	14,918
Trane Technologies PLC (Building Products)	65	19,513
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	230	14,803
Truist Financial Corp. (Banks)	1,228	47,867
Tyson Foods, Inc. - Class A (Food Products)	264	15,505
U.S. Bancorp (Banks)	1,433	64,055
UDR, Inc. (Residential REITs)	279	10,437
Ulta Beauty, Inc.* (Specialty Retail)	15	7,843
Union Pacific Corp. (Ground Transportation)	309	75,992
United Airlines Holdings, Inc.* (Passenger Airlines)	302	14,460
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	664	98,690
UnitedHealth Group, Inc. (Health Care Providers & Services)	527	260,707
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	56	10,218
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	313	53,426
Ventas, Inc. (Health Care REITs)	371	16,153
Veralto Corp. (Commercial Services & Supplies)	201	17,821
VeriSign, Inc.* (IT Services)	42	7,959
Verisk Analytics, Inc. (Professional Services)	60	14,144

ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,869	$162,344
Vertex Pharmaceuticals, Inc.* (Biotechnology)	85	35,531
VF Corp. (Textiles, Apparel & Luxury Goods)	305	4,679
Viatris, Inc. (Pharmaceuticals)	1,104	13,182
VICI Properties, Inc. (Specialized REITs)	952	28,360
Visa, Inc. - Class A (Financial Services)	496	138,425
Vulcan Materials Co. (Construction Materials)	44	12,008
W.R. Berkley Corp. (Insurance)	186	16,450
W.W. Grainger, Inc. (Trading Companies & Distributors)	10	10,173
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	659	14,294
Walmart, Inc. (Consumer Staples Distribution & Retail)	3,938	236,950
Warner Bros. Discovery, Inc.* (Entertainment)	2,043	17,835
Waste Management, Inc. (Commercial Services & Supplies)	179	38,153
Waters Corp.* (Life Sciences Tools & Services)	35	12,048
WEC Energy Group, Inc. (Multi-Utilities)	290	23,815
Wells Fargo & Co. (Banks)	3,311	191,906
Welltower, Inc. (Health Care REITs)	510	47,655
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	300	20,472
Westinghouse Air Brake Technologies Corp. (Machinery)	166	24,183
Westrock Co. (Containers & Packaging)	236	11,670
Weyerhaeuser Co. (Specialized REITs)	671	24,096
Willis Towers Watson PLC (Insurance)	94	25,850
Xcel Energy, Inc. (Electric Utilities)	508	27,305
Xylem, Inc. (Machinery)	221	28,562
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	140	19,411
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	48	14,469
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	192	25,340
Zoetis, Inc. (Pharmaceuticals)	189	31,981
TOTAL COMMON STOCKS
(Cost $12,520,600)		18,428,854

Repurchase Agreements(b) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $56,032	$56,000	$56,000
TOTAL REPURCHASE AGREEMENTS
(Cost $56,000)		56,000
TOTAL INVESTMENT SECURITIES
(Cost $12,576,600) —99.5%		18,484,854
Net other assets (liabilities) — 0.5%		89,408
NET ASSETS - 100.0%		$18,574,262

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT	Real Estate Investment Trust

ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

ProFund VP Large-Cap Value invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$461,301	2.4%
Air Freight & Logistics	178,474	1.0%
Automobile Components	27,835	0.1%
Automobiles	95,869	0.5%
Banks	1,365,019	7.3%
Beverages	380,903	2.0%
Biotechnology	553,382	3.0%
Broadline Retail	29,368	0.2%
Building Products	101,673	0.5%
Capital Markets	905,151	4.9%
Chemicals	442,333	2.4%
Commercial Services & Supplies	102,520	0.6%
Communications Equipment	230,577	1.2%
Construction & Engineering	10,652	0.1%
Construction Materials	23,673	0.1%
Consumer Finance	118,021	0.6%
Consumer Staples Distribution & Retail	629,506	3.3%
Containers & Packaging	88,673	0.5%
Distributors	39,124	0.2%
Diversified Telecommunication Services	278,099	1.6%
Electric Utilities	574,429	3.1%
Electrical Equipment	153,027	0.8%
Electronic Equipment, Instruments & Components	175,312	0.9%
Energy Equipment & Services	135,104	0.7%
Entertainment	251,951	1.4%
Financial Services	1,137,500	6.1%
Food Products	270,113	1.5%
Gas Utilities	16,523	0.1%
Ground Transportation	177,627	1.0%
Health Care Equipment & Supplies	727,069	3.9%
Health Care Providers & Services	860,182	4.7%
Health Care REITs	76,014	0.4%
Hotel & Resort REITs	5,397	NM
Hotels, Restaurants & Leisure	233,360	1.3%
Household Durables	33,288	0.2%
Household Products	326,181	1.8%
Independent Power and Renewable Electricity Producers	11,045	0.1%
Industrial Conglomerates	278,910	1.5%
Industrial REITs	110,557	0.6%
Insurance	671,743	3.6%
Interactive Media & Services	9,106	NM
IT Services	311,207	1.7%
Leisure Products	6,782	NM
Life Sciences Tools & Services	433,977	2.3%
Machinery	380,630	2.0%
Media	228,958	1.2%
Metals & Mining	93,243	0.5%
Multi-Utilities	245,390	1.3%
Office REITs	27,507	0.1%
Oil, Gas & Consumable Fuels	1,091,519	5.9%
Passenger Airlines	52,217	0.3%
Personal Care Products	67,045	0.4%
Pharmaceuticals	835,471	4.5%
Professional Services	172,876	0.9%
Real Estate Management & Development	47,413	0.3%
Residential REITs	111,605	0.6%
Retail REITs	98,814	0.5%
Semiconductors & Semiconductor Equipment	621,390	3.4%
Software	88,169	0.5%
Specialized REITs	282,569	1.6%
Specialty Retail	485,684	2.6%
Technology Hardware, Storage & Peripherals	88,223	0.5%
Textiles, Apparel & Luxury Goods	77,802	0.4%
Tobacco	153,253	0.8%
Trading Companies & Distributors	30,461	0.2%
Water Utilities	21,876	0.1%
Wireless Telecommunication Services	78,182	0.4%
Other**	145,408	0.8%
Total	$18,574,262	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

ProFund VP Materials :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (98.4%)

	Shares	Value
Air Products and Chemicals, Inc. (Chemicals)	3,479	$842,857
Albemarle Corp. (Chemicals)	1,837	242,006
Amcor PLC (Containers & Packaging)	22,629	215,202
Avery Dennison Corp. (Containers & Packaging)	1,260	281,295
Ball Corp. (Containers & Packaging)	4,936	332,489
Celanese Corp. (Chemicals)	1,568	269,476
CF Industries Holdings, Inc. (Chemicals)	2,992	248,964
Corteva, Inc. (Chemicals)	10,988	633,678
Dow, Inc. (Chemicals)	10,994	636,882
DuPont de Nemours, Inc. (Chemicals)	6,732	516,142
Eastman Chemical Co. (Chemicals)	1,837	184,104
Ecolab, Inc. (Chemicals)	3,972	917,135
FMC Corp. (Chemicals)	1,954	124,470
Freeport-McMoRan, Inc. (Metals & Mining)	22,448	1,055,505
International Flavors & Fragrances, Inc. (Chemicals)	3,996	343,616
International Paper Co. (Containers & Packaging)	5,418	211,410
Linde PLC (Chemicals)	7,590	3,524,190
LyondellBasell Industries N.V. - Class A (Chemicals)	4,006	409,734
Martin Marietta Materials, Inc. (Construction Materials)	967	593,680
Newmont Corp. (Metals & Mining)	18,043	646,661
Nucor Corp. (Metals & Mining)	3,848	761,519
Packaging Corp. of America (Containers & Packaging)	1,392	264,174
PPG Industries, Inc. (Chemicals)	3,690	534,681
Steel Dynamics, Inc. (Metals & Mining)	2,381	352,936
The Mosaic Co. (Chemicals)	5,117	166,098
The Sherwin-Williams Co. (Chemicals)	3,686	1,280,258
Vulcan Materials Co. (Construction Materials)	2,080	567,674
Westrock Co. (Containers & Packaging)	4,024	198,987
TOTAL COMMON STOCKS
(Cost $6,802,801)		16,355,823

Repurchase Agreements(a) (1.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $191,110	$191,000	$191,000
TOTAL REPURCHASE AGREEMENTS
(Cost $191,000)		191,000
TOTAL INVESTMENT SECURITIES
(Cost $6,993,801) —99.5%		16,546,823
Net other assets (liabilities) — 0.5%		81,051
NET ASSETS - 100.0%		$16,627,874

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Materials :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International	4/23/24	5.93%	$245,656	$3,929

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Materials invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Chemicals	$10,874,291	65.5%
Construction Materials	1,161,354	7.0%
Containers & Packaging	1,503,557	9.0%
Metals & Mining	2,816,621	16.9%
Other**	272,051	1.6%
Total	$16,627,874	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Mid-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (95.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $10,448,022	$10,442,000	$10,442,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,442,000)		10,442,000
TOTAL INVESTMENT SECURITIES
(Cost $10,442,000) —95.1%		10,442,000
Net other assets (liabilities) — 4.9%		534,560
NET ASSETS - 100.0%		$10,976,560

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $1,307,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	5	6/24/24	$1,538,700	$60,689

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	4/29/24	5.83%	$3,951,891	$15,302
S&P MidCap 400	UBS AG	4/29/24	5.68%	5,527,316	21,425
				$9,479,207	$36,727

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (100.2%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,139	$90,232
Acuity Brands, Inc. (Electrical Equipment)	191	51,327
Advanced Drainage Systems, Inc. (Building Products)	843	145,198
AECOM (Construction & Engineering)	772	75,718
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	306	8,250
Amedisys, Inc.* (Health Care Providers & Services)	169	15,575
American Homes 4 Rent - Class A (Residential REITs)	2,355	86,617
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	2,437	34,264
Appfolio, Inc.* - Class A (Software)	251	61,932
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	478	94,429
AptarGroup, Inc. (Containers & Packaging)	482	69,355
Arcadium Lithium PLC* (Chemicals)	7,763	33,459
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,528	43,701
Aspen Technology, Inc.* (Software)	173	36,897
Autoliv, Inc. (Automobile Components)	547	65,875
Avis Budget Group, Inc. (Ground Transportation)	230	28,166
Axalta Coating Systems, Ltd.* (Chemicals)	2,715	93,369
Azenta, Inc.* (Life Sciences Tools & Services)	439	26,463
Bank OZK (Banks)	674	30,640
BellRing Brands, Inc.* (Personal Care Products)	857	50,589
Blackbaud, Inc.* (Software)	319	23,651
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	857	57,693
Brixmor Property Group, Inc. (Retail REITs)	1,630	38,224
Bruker Corp. (Life Sciences Tools & Services)	686	64,443
Brunswick Corp. (Leisure Products)	518	49,998
Burlington Stores, Inc.* (Specialty Retail)	475	110,290
BWX Technologies, Inc. (Aerospace & Defense)	1,129	115,857
Cabot Corp. (Chemicals)	460	42,412
CACI International, Inc.* - Class A (Professional Services)	102	38,641
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	689	31,212
Carlisle Cos., Inc. (Building Products)	600	235,110
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	460	146,487
Celsius Holdings, Inc.* (Beverages)	1,829	151,661
ChampionX Corp. (Energy Equipment & Services)	1,578	56,634
Chart Industries, Inc.* (Machinery)	519	85,490
Chemed Corp. (Health Care Providers & Services)	113	72,538
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	151	19,079
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	511	91,081
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	837	103,579
Ciena Corp.* (Communications Equipment)	732	36,197
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	381	35,265
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	1,060	80,465
Clean Harbors, Inc.* (Commercial Services & Supplies)	622	125,214
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,872	44,404
Coca-Cola Consolidated, Inc. (Beverages)	58	49,092
Cognex Corp. (Electronic Equipment, Instruments & Components)	932	39,535
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	205	16,642
Comfort Systems USA, Inc. (Construction & Engineering)	440	139,792
Commerce Bancshares, Inc. (Banks)	599	31,867
CommVault Systems, Inc.* (Software)	324	32,863
COPT Defense Properties (Office REITs)	539	13,028
Core & Main, Inc.* - Class A (Trading Companies & Distributors)	1,200	68,700
Coty, Inc.* - Class A (Personal Care Products)	4,640	55,494
Crane Co. (Machinery)	604	81,619
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	747	107,419
Crown Holdings, Inc. (Containers & Packaging)	694	55,006
CubeSmart (Specialized REITs)	1,525	68,961
Cullen/Frost Bankers, Inc. (Banks)	333	37,486
Curtiss-Wright Corp. (Aerospace & Defense)	308	78,830
Cytokinetics, Inc.* (Biotechnology)	545	38,210
Dick's Sporting Goods, Inc. (Specialty Retail)	382	85,897
Dolby Laboratories, Inc. - Class A (Software)	419	35,100
Donaldson Co., Inc. (Machinery)	844	63,030
Doximity, Inc.* - Class A (Health Care Technology)	750	20,183
Dropbox, Inc.* - Class A (Software)	3,160	76,788
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	753	46,008
Dynatrace, Inc.* (Software)	2,959	137,416
Eagle Materials, Inc. (Construction Materials)	426	115,765
East West Bancorp, Inc. (Banks)	939	74,284
EastGroup Properties, Inc. (Industrial REITs)	366	65,795
elf Beauty, Inc.* (Personal Care Products)	686	134,477
EMCOR Group, Inc. (Construction & Engineering)	582	203,817
Encompass Health Corp. (Health Care Providers & Services)	556	45,914
EnerSys (Electrical Equipment)	214	20,214
EPR Properties (Specialized REITs)	574	24,366
Equitable Holdings, Inc. (Financial Services)	2,050	77,921
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,190	27,353
Equity LifeStyle Properties, Inc. (Residential REITs)	1,472	94,797
Erie Indemnity Co. - Class A (Insurance)	180	72,283

ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Esab Corp. (Machinery)	698	$77,178
Essential Utilities, Inc. (Water Utilities)	1,489	55,167
Euronet Worldwide, Inc.* (Financial Services)	291	31,990
Evercore, Inc. (Capital Markets)	295	56,814
Exelixis, Inc.* (Biotechnology)	3,741	88,773
ExlService Holdings, Inc.* (Professional Services)	1,158	36,824
Exponent, Inc. (Professional Services)	318	26,295
First Financial Bankshares, Inc. (Banks)	633	20,769
First Industrial Realty Trust, Inc. (Industrial REITs)	783	41,139
FirstCash Holdings, Inc. (Consumer Finance)	458	58,413
Five Below, Inc.* (Specialty Retail)	680	123,338
Floor & Decor Holdings, Inc.* - Class A (Specialty Retail)	1,315	170,450
Flowserve Corp. (Machinery)	728	33,255
Fortune Brands Innovations, Inc. (Building Products)	622	52,665
Fox Factory Holding Corp.* (Automobile Components)	197	10,258
FTI Consulting, Inc.* (Professional Services)	431	90,635
Gaming and Leisure Properties, Inc. (Specialized REITs)	1,416	65,235
GATX Corp. (Trading Companies & Distributors)	162	21,713
Gentex Corp. (Automobile Components)	1,841	66,496
GoDaddy, Inc.* - Class A (IT Services)	1,738	206,266
Graco, Inc. (Machinery)	2,085	194,863
Grand Canyon Education, Inc.* (Diversified Consumer Services)	364	49,580
GXO Logistics, Inc.* (Air Freight & Logistics)	924	49,674
H&R Block, Inc. (Diversified Consumer Services)	1,722	84,568
Haemonetics Corp.* (Health Care Equipment & Supplies)	375	32,006
Halozyme Therapeutics, Inc.* (Biotechnology)	1,629	66,268
Hancock Whitney Corp. (Banks)	552	25,414
HealthEquity, Inc.* (Health Care Providers & Services)	540	44,080
Hexcel Corp. (Aerospace & Defense)	510	37,154
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	544	25,682
Houlihan Lokey, Inc. (Capital Markets)	643	82,426
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	548	87,472
IDACORP, Inc. (Electric Utilities)	245	22,758
Ingredion, Inc. (Food Products)	289	33,770
Insperity, Inc. (Professional Services)	220	24,114
Interactive Brokers Group, Inc. (Capital Markets)	779	87,022
International Bancshares Corp. (Banks)	282	15,831
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	165	14,964
Iridium Communications, Inc. (Diversified Telecommunication Services)	762	19,934
ITT, Inc. (Machinery)	1,013	137,798
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	326	39,257
KB Home (Household Durables)	452	32,038
KBR, Inc. (Professional Services)	766	48,764
Kinsale Capital Group, Inc. (Insurance)	272	142,729
Kirby Corp.* (Marine Transportation)	306	29,168
Knife River Corp.* (Construction Materials)	495	40,135
Lamar Advertising Co. - Class A (Specialized REITs)	628	74,990
Lancaster Colony Corp. (Food Products)	121	25,123
Landstar System, Inc. (Ground Transportation)	302	58,214
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	844	52,531
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,704	133,304
Lennox International, Inc. (Building Products)	396	193,549
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	1,112	113,524
Lincoln Electric Holdings, Inc. (Machinery)	707	180,596
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	216	52,348
LivaNova PLC* (Health Care Equipment & Supplies)	245	13,705
Louisiana-Pacific Corp. (Paper & Forest Products)	514	43,130
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	427	40,838
Manhattan Associates, Inc.* (Software)	759	189,926
Masimo Corp.* (Health Care Equipment & Supplies)	340	49,929
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,368	91,341
Mattel, Inc.* (Leisure Products)	1,916	37,956
Maximus, Inc. (Professional Services)	549	46,061
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	288	116,395
MGIC Investment Corp. (Financial Services)	1,276	28,531
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	381	50,673
Morningstar, Inc. (Capital Markets)	321	98,986
MP Materials Corp.* (Metals & Mining)	710	10,153
MSA Safety, Inc. (Commercial Services & Supplies)	457	88,471
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	305	29,597
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	769	35,143
Murphy USA, Inc. (Specialty Retail)	234	98,093
National Storage Affiliates Trust (Specialized REITs)	465	18,209
Neurocrine Biosciences, Inc.* (Biotechnology)	1,228	169,365
NewMarket Corp. (Chemicals)	86	54,577
NNN REIT, Inc. (Retail REITs)	833	35,602
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	255	44,566
nVent Electric PLC (Electrical Equipment)	2,048	154,420
Olin Corp. (Chemicals)	607	35,692

ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	759	$60,394
Omega Healthcare Investors, Inc. (Health Care REITs)	1,239	39,239
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	606	109,734
Option Care Health, Inc.* (Health Care Providers & Services)	1,200	40,248
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	3,119	161,877
Owens Corning (Building Products)	1,098	183,146
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,590	45,299
Paylocity Holding Corp.* (Professional Services)	537	92,289
Penumbra, Inc.* (Health Care Equipment & Supplies)	477	106,457
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	5,676	100,238
Pinnacle Financial Partners, Inc. (Banks)	384	32,978
Planet Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,055	66,075
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	350	25,043
Primerica, Inc. (Insurance)	433	109,532
Progyny, Inc.* (Health Care Providers & Services)	1,027	39,180
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	3,667	190,647
Qualys, Inc.* (Software)	454	75,759
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,328	82,084
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,977	102,498
Rayonier, Inc. (Specialized REITs)	638	21,207
RBC Bearings, Inc.* (Machinery)	359	97,056
Reliance, Inc. (Metals & Mining)	710	237,268
RenaissanceRe Holdings, Ltd. (Insurance)	359	84,376
Repligen Corp.* (Life Sciences Tools & Services)	641	117,893
Rexford Industrial Realty, Inc. (Industrial REITs)	1,013	50,954
RH* (Specialty Retail)	85	29,602
RLI Corp. (Insurance)	323	47,956
Roivant Sciences, Ltd.* (Biotechnology)	2,588	27,278
Royal Gold, Inc. (Metals & Mining)	422	51,404
RPM International, Inc. (Chemicals)	859	102,177
Saia, Inc.* (Ground Transportation)	327	191,295
Science Applications International Corp. (Professional Services)	225	29,338
SEI Investments Co. (Capital Markets)	615	44,219
Selective Insurance Group, Inc. (Insurance)	412	44,978
Service Corp. International (Diversified Consumer Services)	929	68,941
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	457	148,813
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	395	56,769
Simpson Manufacturing Co., Inc. (Building Products)	527	108,130
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,648	100,956
SLM Corp. (Consumer Finance)	1,086	23,664
Sotera Health Co.* (Life Sciences Tools & Services)	1,533	18,411
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	13,595	103,050
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	513	33,078
STAG Industrial, Inc. (Industrial REITs)	1,118	42,976
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	200	19,512
Tempur Sealy International, Inc. (Household Durables)	2,126	120,799
Teradata Corp.* (Software)	1,205	46,597
Terex Corp. (Machinery)	462	29,753
Tetra Tech, Inc. (Commercial Services & Supplies)	660	121,909
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	824	127,283
The Boston Beer Co., Inc.* - Class A (Beverages)	53	16,134
The Brink's Co. (Commercial Services & Supplies)	555	51,271
The Carlyle Group, Inc. (Capital Markets)	1,280	60,045
The Middleby Corp.* (Machinery)	331	53,221
The New York Times Co. - Class A (Media)	2,019	87,262
The Scotts Miracle-Gro Co. (Chemicals)	196	14,620
The Timken Co. (Machinery)	312	27,278
The Toro Co. (Machinery)	619	56,719
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,110	20,912
TKO Group Holdings, Inc. (Entertainment)	318	27,478
Toll Brothers, Inc. (Household Durables)	1,286	166,370
TopBuild Corp.* (Household Durables)	391	172,325
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	625	30,600
Trex Co., Inc.* (Building Products)	1,341	133,765
UFP Industries, Inc. (Building Products)	763	93,857
United Therapeutics Corp.* (Biotechnology)	261	59,957
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	540	90,963
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	310	69,077
Valaris, Ltd.* (Energy Equipment & Services)	773	58,176
Valvoline, Inc.* (Specialty Retail)	1,598	71,223
Visteon Corp.* (Automobile Components)	155	18,230
Vistra Corp. (Independent Power and Renewable Electricity Producers)	4,148	288,909
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,903	86,320
Voya Financial, Inc. (Financial Services)	507	37,477
Watsco, Inc. (Trading Companies & Distributors)	386	166,740
Watts Water Technologies, Inc. - Class A (Machinery)	339	72,054
Weatherford International PLC* (Energy Equipment & Services)	893	103,070
Westlake Corp. (Chemicals)	396	60,509
WEX, Inc.* (Financial Services)	528	125,416
Williams-Sonoma, Inc. (Specialty Retail)	792	251,483
Wingstop, Inc. (Hotels, Restaurants & Leisure)	363	133,004
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	728	21,476

ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Woodward, Inc. (Aerospace & Defense)	744	$114,665
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	676	51,883
XPO, Inc.* (Ground Transportation)	674	82,248
YETI Holdings, Inc.* (Leisure Products)	684	26,368
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	1,205	19,316
TOTAL COMMON STOCKS
(Cost $12,817,888)		17,631,093

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $75,043	$75,000	$75,000
TOTAL REPURCHASE AGREEMENTS
(Cost $75,000)		75,000
TOTAL INVESTMENT SECURITIES
(Cost $12,892,888) —100.6%		17,706,093
Net other assets (liabilities) — (0.6)%		(96,961)
NET ASSETS - 100.0%		$17,609,132

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT	Real Estate Investment Trust

ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

ProFund VP Mid-Cap Growth invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$346,506	2.0%
Air Freight & Logistics	49,674	0.3%
Automobile Components	160,859	0.9%
Banks	269,269	1.5%
Beverages	216,887	1.2%
Biotechnology	493,552	2.8%
Broadline Retail	60,394	0.3%
Building Products	1,145,420	6.4%
Capital Markets	429,512	2.4%
Chemicals	436,815	2.5%
Commercial Services & Supplies	386,865	2.2%
Communications Equipment	36,197	0.2%
Construction & Engineering	419,327	2.4%
Construction Materials	155,900	0.9%
Consumer Finance	82,077	0.5%
Consumer Staples Distribution & Retail	179,565	1.0%
Containers & Packaging	124,361	0.7%
Diversified Consumer Services	203,089	1.2%
Diversified Telecommunication Services	19,934	0.1%
Electric Utilities	22,758	0.1%
Electrical Equipment	225,961	1.3%
Electronic Equipment, Instruments & Components	237,733	1.4%
Energy Equipment & Services	217,880	1.2%
Entertainment	27,478	0.2%
Financial Services	301,335	1.7%
Food Products	58,893	0.3%
Ground Transportation	359,923	2.0%
Health Care Equipment & Supplies	403,441	2.3%
Health Care Providers & Services	347,767	2.0%
Health Care REITs	39,239	0.2%
Health Care Technology	20,183	0.1%
Hotel & Resort REITs	45,299	0.3%
Hotels, Restaurants & Leisure	905,863	5.1%
Household Durables	491,532	2.8%
Independent Power and Renewable Electricity Producers	288,909	1.7%
Industrial REITs	200,864	1.1%
Insurance	501,854	2.9%
Interactive Media & Services	19,316	0.1%
IT Services	206,266	1.2%
Leisure Products	114,322	0.6%
Life Sciences Tools & Services	343,605	2.0%
Machinery	1,189,910	6.7%
Marine Transportation	29,168	0.2%
Media	87,262	0.5%
Metals & Mining	298,825	1.7%
Office REITs	13,028	0.1%
Oil, Gas & Consumable Fuels	917,722	5.2%
Paper & Forest Products	43,130	0.2%
Personal Care Products	240,560	1.5%
Pharmaceuticals	39,257	0.2%
Professional Services	432,961	2.5%
Residential REITs	181,414	1.0%
Retail REITs	73,826	0.4%
Semiconductors & Semiconductor Equipment	673,911	3.8%
Software	716,929	4.0%
Specialized REITs	272,968	1.6%
Specialty Retail	940,376	5.4%
Technology Hardware, Storage & Peripherals	190,647	1.1%
Textiles, Apparel & Luxury Goods	256,229	1.5%
Trading Companies & Distributors	381,179	2.2%
Water Utilities	55,167	0.3%
Other**	(21,961)	(0.2)%
Total	$17,609,132	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (99.6%)

	Shares	Value
Acuity Brands, Inc. (Electrical Equipment)	133	$35,741
Adient PLC* (Automobile Components)	815	26,830
AECOM (Construction & Engineering)	656	64,340
Affiliated Managers Group, Inc. (Capital Markets)	302	50,576
AGCO Corp. (Machinery)	555	68,276
Agree Realty Corp. (Retail REITs)	896	51,181
Alcoa Corp. (Metals & Mining)	1,593	53,827
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	414	11,161
ALLETE, Inc. (Electric Utilities)	513	30,595
Ally Financial, Inc. (Consumer Finance)	2,424	98,390
Amedisys, Inc.* (Health Care Providers & Services)	169	15,575
American Financial Group, Inc. (Insurance)	583	79,568
American Homes 4 Rent - Class A (Residential REITs)	1,136	41,782
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	921	29,693
Annaly Capital Management, Inc. (Mortgage REITs)	4,464	87,897
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,276	17,941
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,522	73,138
Apartment Income REIT Corp. (Residential REITs)	1,290	41,887
AptarGroup, Inc. (Containers & Packaging)	241	34,677
Aramark (Hotels, Restaurants & Leisure)	2,343	76,195
Arcadium Lithium PLC* (Chemicals)	3,589	15,469
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	481	62,270
ASGN, Inc.* (Professional Services)	422	44,209
Ashland, Inc. (Chemicals)	448	43,621
Aspen Technology, Inc.* (Software)	125	26,660
Associated Banc-Corp. (Banks)	1,328	28,565
Autoliv, Inc. (Automobile Components)	262	31,553
AutoNation, Inc.* (Specialty Retail)	231	38,249
Avient Corp. (Chemicals)	814	35,328
Avnet, Inc. (Electronic Equipment, Instruments & Components)	807	40,011
Azenta, Inc.* (Life Sciences Tools & Services)	179	10,790
Bank OZK (Banks)	451	20,502
Belden, Inc. (Electronic Equipment, Instruments & Components)	373	34,544
BellRing Brands, Inc.* (Personal Care Products)	550	32,467
Berry Global Group, Inc. (Containers & Packaging)	1,035	62,597
BJ's Wholesale Club Holdings, Inc.* (Household Products)	1,191	90,099
Black Hills Corp. (Multi-Utilities)	607	33,142
Blackbaud, Inc.* (Software)	143	10,602
Brighthouse Financial, Inc.* (Insurance)	574	29,584
Brixmor Property Group, Inc. (Retail REITs)	1,503	35,245
Bruker Corp. (Life Sciences Tools & Services)	331	31,094
Brunswick Corp. (Leisure Products)	239	23,068
Burlington Stores, Inc.* (Specialty Retail)	228	52,939
Cable One, Inc. (Media)	41	17,348
Cabot Corp. (Chemicals)	163	15,029
CACI International, Inc.* - Class A (Professional Services)	125	47,354
Cadence Bank (Banks)	1,631	47,299
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	541	24,507
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	329	27,860
ChampionX Corp. (Energy Equipment & Services)	563	20,206
Chemed Corp. (Health Care Providers & Services)	54	34,664
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	993	88,208
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	112	14,151
Ciena Corp.* (Communications Equipment)	764	37,780
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	207	19,160
Cleveland-Cliffs, Inc.* (Metals & Mining)	4,449	101,170
CNO Financial Group, Inc. (Insurance)	976	26,820
Cognex Corp. (Electronic Equipment, Instruments & Components)	861	36,524
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,179	71,471
Columbia Banking System, Inc. (Banks)	1,862	36,030
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	160	12,989
Commerce Bancshares, Inc. (Banks)	623	33,144
Commercial Metals Co. (Metals & Mining)	1,039	61,062
CommVault Systems, Inc.* (Software)	156	15,823
Concentrix Corp. (Professional Services)	419	27,746
COPT Defense Properties (Office REITs)	611	14,768
Core & Main, Inc.* - Class A (Trading Companies & Distributors)	655	37,499
Cousins Properties, Inc. (Office REITs)	1,354	32,550
Crane NXT Co. (Electronic Equipment, Instruments & Components)	431	26,679
Crown Holdings, Inc. (Containers & Packaging)	566	44,861
CubeSmart (Specialized REITs)	903	40,834
Cullen/Frost Bankers, Inc. (Banks)	332	37,373
Curtiss-Wright Corp. (Aerospace & Defense)	120	30,713
Cytokinetics, Inc.* (Biotechnology)	482	33,793
Darling Ingredients, Inc.* (Food Products)	1,424	66,230
Dick's Sporting Goods, Inc. (Specialty Retail)	245	55,091
Dolby Laboratories, Inc. - Class A (Software)	228	19,100
Donaldson Co., Inc. (Machinery)	461	34,427
Doximity, Inc.* - Class A (Health Care Technology)	545	14,666
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	321	19,613
East West Bancorp, Inc. (Banks)	579	45,805
EastGroup Properties, Inc. (Industrial REITs)	161	28,943
Encompass Health Corp. (Health Care Providers & Services)	492	40,629
EnerSys (Electrical Equipment)	206	19,459

ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Enovis Corp.* (Health Care Equipment & Supplies)	443	$27,665
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,531	32,733
EPR Properties (Specialized REITs)	256	10,867
Equitable Holdings, Inc. (Financial Services)	1,317	50,059
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,282	28,502
Equity LifeStyle Properties, Inc. (Residential REITs)	600	38,640
Erie Indemnity Co. - Class A (Insurance)	94	37,748
Essent Group, Ltd. (Financial Services)	951	56,595
Essential Utilities, Inc. (Water Utilities)	1,168	43,274
Euronet Worldwide, Inc.* (Financial Services)	180	19,787
Evercore, Inc. (Capital Markets)	96	18,489
ExlService Holdings, Inc.* (Professional Services)	633	20,129
Exponent, Inc. (Professional Services)	222	18,357
F.N.B. Corp. (Banks)	3,203	45,162
Federated Hermes, Inc. (Capital Markets)	730	26,368
Fidelity National Financial, Inc. (Insurance)	2,309	122,609
First American Financial Corp. (Insurance)	921	56,227
First Financial Bankshares, Inc. (Banks)	688	22,573
First Horizon Corp. (Banks)	4,988	76,815
First Industrial Realty Trust, Inc. (Industrial REITs)	614	32,260
Flowers Foods, Inc. (Food Products)	1,715	40,731
Flowserve Corp. (Machinery)	644	29,418
Fluor Corp.* (Construction & Engineering)	1,521	64,308
Fortune Brands Innovations, Inc. (Building Products)	676	57,237
Fox Factory Holding Corp.* (Automobile Components)	234	12,184
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	1,974	48,363
GameStop Corp.* - Class A (Specialty Retail)	2,397	30,010
Gaming and Leisure Properties, Inc. (Specialized REITs)	1,358	62,563
GATX Corp. (Trading Companies & Distributors)	200	26,806
Genpact, Ltd. (Professional Services)	1,474	48,568
Gentex Corp. (Automobile Components)	749	27,054
Glacier Bancorp, Inc. (Banks)	990	39,877
Globus Medical, Inc.* (Health Care Equipment & Supplies)	1,030	55,249
Graham Holdings Co. - Class B (Diversified Consumer Services)	32	24,566
Graphic Packaging Holding Co. (Containers & Packaging)	2,732	79,721
Greif, Inc. - Class A (Containers & Packaging)	228	15,743
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	886	25,499
GXO Logistics, Inc.* (Air Freight & Logistics)	393	21,128
Haemonetics Corp.* (Health Care Equipment & Supplies)	181	15,448
Hancock Whitney Corp. (Banks)	370	17,035
Harley-Davidson, Inc. (Automobiles)	1,131	49,470
Healthcare Realty Trust, Inc. (Health Care REITs)	3,400	48,109
HealthEquity, Inc.* (Health Care Providers & Services)	376	30,693
Helen of Troy, Ltd.* (Household Durables)	212	24,431
Hertz Global Holdings, Inc.* (Ground Transportation)	1,171	9,169
Hexcel Corp. (Aerospace & Defense)	384	27,974
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	1,393	84,095
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	241	11,378
Home BancShares, Inc. (Banks)	1,673	41,106
IDACORP, Inc. (Electric Utilities)	276	25,638
Independence Realty Trust, Inc. (Residential REITs)	2,003	32,308
Ingredion, Inc. (Food Products)	373	43,585
Insperity, Inc. (Professional Services)	158	17,318
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	608	21,554
Interactive Brokers Group, Inc. (Capital Markets)	391	43,679
International Bancshares Corp. (Banks)	272	15,270
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	145	13,150
Iridium Communications, Inc. (Diversified Telecommunication Services)	552	14,440
Janus Henderson Group PLC (Capital Markets)	1,183	38,909
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	326	39,257
Jefferies Financial Group, Inc. (Capital Markets)	1,512	66,678
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	425	82,913
KB Home (Household Durables)	328	23,249
KBR, Inc. (Professional Services)	651	41,443
Kemper Corp. (Insurance)	540	33,437
Kilroy Realty Corp. (Office REITs)	953	34,718
Kirby Corp.* (Marine Transportation)	306	29,168
Kite Realty Group Trust (Retail REITs)	1,958	42,449
Knife River Corp.* (Construction Materials)	147	11,919
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	1,441	79,284
Kyndryl Holdings, Inc.* (IT Services)	2,054	44,695
Lamar Advertising Co. - Class A (Specialized REITs)	329	39,286
Lancaster Colony Corp. (Food Products)	95	19,725
Landstar System, Inc. (Ground Transportation)	103	19,854
Lear Corp. (Automobile Components)	509	73,744
Leggett & Platt, Inc. (Household Durables)	1,190	22,789
Lithia Motors, Inc. (Specialty Retail)	246	74,011
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	67	16,237
LivaNova PLC* (Health Care Equipment & Supplies)	303	16,950
Louisiana-Pacific Corp. (Paper & Forest Products)	201	16,866
Lumentum Holdings, Inc.* (Communications Equipment)	602	28,505

ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	181	$17,311
Macy's, Inc. (Broadline Retail)	2,447	48,915
ManpowerGroup, Inc. (Professional Services)	436	33,851
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	295	31,781
Masimo Corp.* (Health Care Equipment & Supplies)	151	22,174
MasTec, Inc.* (Construction & Engineering)	539	50,262
Mattel, Inc.* (Leisure Products)	1,766	34,984
Maximus, Inc. (Professional Services)	147	12,333
MDU Resources Group, Inc. (Construction & Engineering)	1,818	45,814
MGIC Investment Corp. (Financial Services)	1,508	33,719
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	286	38,037
MP Materials Corp.* (Metals & Mining)	770	11,011
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	187	18,146
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	738	33,727
National Fuel Gas Co. (Gas Utilities)	822	44,158
National Storage Affiliates Trust (Specialized REITs)	352	13,784
Neogen Corp.* (Health Care Equipment & Supplies)	1,758	27,741
New Jersey Resources Corp. (Gas Utilities)	877	37,632
New York Community Bancorp, Inc. (Banks)	6,445	20,753
Nexstar Media Group, Inc. (Media)	287	49,447
NNN REIT, Inc. (Retail REITs)	1,026	43,851
Nordstrom, Inc. (Broadline Retail)	869	17,615
Northwestern Energy Group, Inc. (Multi-Utilities)	546	27,808
NOV, Inc. (Energy Equipment & Services)	3,517	68,652
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	134	23,419
OGE Energy Corp. (Electric Utilities)	1,788	61,329
Old National Bancorp (Banks)	2,612	45,475
Old Republic International Corp. (Insurance)	2,328	71,516
Olin Corp. (Chemicals)	633	37,220
Omega Healthcare Investors, Inc. (Health Care REITs)	1,292	40,918
ONE Gas, Inc. (Gas Utilities)	495	31,942
Option Care Health, Inc.* (Health Care Providers & Services)	712	23,880
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	480	31,771
Oshkosh Corp. (Machinery)	584	72,830
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	971	55,900
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,330	24,219
Penske Automotive Group, Inc. (Specialty Retail)	174	28,186
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	1,390	103,750
Perrigo Co. PLC (Pharmaceuticals)	1,209	38,918
Pilgrim's Pride Corp.* (Food Products)	359	12,321
Pinnacle Financial Partners, Inc. (Banks)	401	34,438
PNM Resources, Inc. (Electric Utilities)	766	28,832
Polaris, Inc. (Leisure Products)	474	47,458
Portland General Electric Co. (Electric Utilities)	902	37,884
Post Holdings, Inc.* (Food Products)	450	47,826
PotlatchDeltic Corp. (Specialized REITs)	709	33,337
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	254	18,174
Prosperity Bancshares, Inc. (Banks)	837	55,058
PVH Corp. (Textiles, Apparel & Luxury Goods)	533	74,945
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	441	21,142
R1 RCM, Inc.* (Health Care Providers & Services)	1,758	22,643
Rayonier, Inc. (Specialized REITs)	755	25,096
Regal Rexnord Corp. (Electrical Equipment)	592	106,619
Reinsurance Group of America, Inc. (Insurance)	588	113,414
RenaissanceRe Holdings, Ltd. (Insurance)	211	49,591
Rexford Industrial Realty, Inc. (Industrial REITs)	1,148	57,744
RH* (Specialty Retail)	75	26,120
RLI Corp. (Insurance)	126	18,707
Roivant Sciences, Ltd.* (Biotechnology)	1,145	12,068
Royal Gold, Inc. (Metals & Mining)	281	34,229
RPM International, Inc. (Chemicals)	529	62,924
Ryder System, Inc. (Ground Transportation)	396	47,595
Sabra Health Care REIT, Inc. (Health Care REITs)	2,063	30,471
Science Applications International Corp. (Professional Services)	302	39,378
SEI Investments Co. (Capital Markets)	445	31,996
Selective Insurance Group, Inc. (Insurance)	244	26,637
Sensata Technologies Holding PLC (Electrical Equipment)	1,351	49,636
Service Corp. International (Diversified Consumer Services)	646	47,939
Silgan Holdings, Inc. (Containers & Packaging)	722	35,060
SLM Corp. (Consumer Finance)	1,180	25,712
Sonoco Products Co. (Containers & Packaging)	874	50,552
SouthState Corp. (Banks)	679	57,735
Southwest Gas Holdings, Inc. (Gas Utilities)	536	40,806
Spire, Inc. (Gas Utilities)	491	30,133
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	535	34,497
STAG Industrial, Inc. (Industrial REITs)	811	31,175
Starwood Property Trust, Inc. (Mortgage REITs)	2,656	53,996
Stericycle, Inc.* (Commercial Services & Supplies)	826	43,572
Stifel Financial Corp. (Capital Markets)	911	71,212
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	207	20,195
Synovus Financial Corp. (Banks)	1,305	52,278

ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Taylor Morrison Home Corp.* (Household Durables)	960	$59,683
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	509	57,568
TEGNA, Inc. (Media)	1,757	26,250
Tenet Healthcare Corp.* (Health Care Providers & Services)	907	95,336
Terex Corp. (Machinery)	263	16,937
Texas Capital Bancshares, Inc.* (Banks)	422	25,974
The Boston Beer Co., Inc.* - Class A (Beverages)	46	14,003
The Carlyle Group, Inc. (Capital Markets)	1,005	47,145
The Chemours Co. (Chemicals)	1,325	34,795
The Gap, Inc. (Specialty Retail)	1,920	52,896
The Goodyear Tire & Rubber Co.* (Automobile Components)	2,530	34,737
The Hanover Insurance Group, Inc. (Insurance)	320	43,574
The Middleby Corp.* (Machinery)	239	38,429
The Scotts Miracle-Gro Co. (Chemicals)	232	17,305
The Timken Co. (Machinery)	354	30,950
The Toro Co. (Machinery)	485	44,441
The Wendy's Co. (Hotels, Restaurants & Leisure)	685	12,905
The Western Union Co. (Financial Services)	3,128	43,729
Thor Industries, Inc. (Automobiles)	476	55,854
TKO Group Holdings, Inc. (Entertainment)	305	26,355
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	194	9,498
UGI Corp. (Gas Utilities)	1,870	45,890
UMB Financial Corp. (Banks)	390	33,926
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,684	12,428
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	1,703	12,159
United Bankshares, Inc. (Banks)	1,202	43,020
United States Steel Corp. (Metals & Mining)	1,997	81,438
United Therapeutics Corp.* (Biotechnology)	231	53,066
Unum Group (Insurance)	1,623	87,090
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	2,019	108,965
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	116	25,848
Valley National Bancorp (Banks)	3,806	30,296
Valmont Industries, Inc. (Construction & Engineering)	186	42,460
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,127	25,560
Visteon Corp.* (Automobile Components)	136	15,995
Vornado Realty Trust (Office REITs)	1,427	41,055
Voya Financial, Inc. (Financial Services)	552	40,804
Webster Financial Corp. (Banks)	1,536	77,982
Werner Enterprises, Inc. (Ground Transportation)	566	22,142
WESCO International, Inc. (Trading Companies & Distributors)	392	67,142
Whirlpool Corp. (Household Durables)	491	58,738
Wintrust Financial Corp. (Banks)	546	56,997
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	595	17,553
WP Carey, Inc. (Diversified REITs)	1,953	110,227
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	252	19,341
XPO, Inc.* (Ground Transportation)	550	67,117
YETI Holdings, Inc.* (Leisure Products)	279	10,755
Ziff Davis, Inc.* (Interactive Media & Services)	410	25,846
Zions Bancorp NA (Banks)	1,323	57,418
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	1,771	28,390
TOTAL COMMON STOCKS
(Cost $8,828,743)		11,601,012

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $21,012	$21,000	$21,000
TOTAL REPURCHASE AGREEMENTS
(Cost $21,000)		21,000
TOTAL INVESTMENT SECURITIES
(Cost $8,849,743) —99.8%		11,622,012
Net other assets (liabilities) — 0.2%		19,930
NET ASSETS - 100.0%		$11,641,942

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT	Real Estate Investment Trust

ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

ProFund VP Mid-Cap Value invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$58,687	0.5%
Air Freight & Logistics	21,128	0.2%
Automobile Components	222,097	1.9%
Automobiles	105,324	0.9%
Banks	1,097,906	9.5%
Beverages	14,003	0.1%
Biotechnology	98,927	0.8%
Broadline Retail	66,530	0.6%
Building Products	57,237	0.5%
Capital Markets	395,052	3.4%
Chemicals	261,691	2.2%
Commercial Services & Supplies	43,572	0.4%
Communications Equipment	66,285	0.6%
Construction & Engineering	267,184	2.3%
Construction Materials	11,919	0.1%
Consumer Finance	124,102	1.1%
Consumer Staples Distribution & Retail	272,711	2.3%
Containers & Packaging	323,211	2.8%
Diversified Consumer Services	72,505	0.6%
Diversified REITs	110,227	0.9%
Diversified Telecommunication Services	62,803	0.5%
Electric Utilities	184,278	1.6%
Electrical Equipment	211,455	1.8%
Electronic Equipment, Instruments & Components	407,433	3.4%
Energy Equipment & Services	88,858	0.8%
Entertainment	26,355	0.2%
Financial Services	244,693	2.1%
Food Products	230,418	2.0%
Gas Utilities	230,561	1.9%
Ground Transportation	245,161	2.1%
Health Care Equipment & Supplies	240,656	2.1%
Health Care Providers & Services	263,420	2.2%
Health Care REITs	119,498	1.0%
Health Care Technology	14,666	0.1%
Hotels, Restaurants & Leisure	225,316	1.9%
Household Durables	188,890	1.6%
Household Products	90,099	0.8%
Independent Power and Renewable Electricity Producers	31,771	0.3%
Industrial REITs	150,122	1.3%
Insurance	796,522	6.8%
Interactive Media & Services	54,236	0.5%
IT Services	44,695	0.4%
Leisure Products	116,265	1.0%
Life Sciences Tools & Services	41,884	0.4%
Machinery	335,708	2.9%
Marine Transportation	29,168	0.3%
Media	93,045	0.8%
Metals & Mining	342,737	3.0%
Mortgage REITs	141,893	1.2%
Multi-Utilities	60,950	0.5%
Office REITs	123,091	1.1%
Oil, Gas & Consumable Fuels	401,124	3.4%
Paper & Forest Products	16,866	0.1%
Personal Care Products	32,467	0.3%
Pharmaceuticals	78,175	0.7%
Professional Services	350,686	2.9%
Real Estate Management & Development	82,913	0.7%
Residential REITs	154,617	1.3%
Retail REITs	172,726	1.5%
Semiconductors & Semiconductor Equipment	171,284	1.5%
Software	72,185	0.6%
Specialized REITs	225,767	2.0%
Specialty Retail	357,502	3.2%
Textiles, Apparel & Luxury Goods	164,888	1.4%
Trading Companies & Distributors	149,593	1.3%
Water Utilities	43,274	0.4%
Other**	40,930	0.4%
Total	$11,641,942	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

ProFund VP Nasdaq-100 :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (67.3%)

	Shares	Value
Adobe, Inc.* (Software)	3,474	$1,752,980
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	12,418	2,241,325
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	3,367	555,420
Alphabet, Inc.* - Class A (Interactive Media & Services)	17,535	2,646,558
Alphabet, Inc.* - Class C (Interactive Media & Services)	16,874	2,569,235
Amazon.com, Inc.* (Broadline Retail)	30,908	5,575,185
American Electric Power Co., Inc. (Electric Utilities)	4,044	348,188
Amgen, Inc. (Biotechnology)	4,119	1,171,113
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,811	753,778
ANSYS, Inc.* (Software)	669	232,250
Apple, Inc. (Technology Hardware, Storage & Peripherals)	45,947	7,878,992
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,386	1,316,985
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	664	644,392
AstraZeneca PLCADR (Pharmaceuticals)	4,475	303,181
Atlassian Corp.* - Class A (Software)	1,209	235,888
Autodesk, Inc.* (Software)	1,644	428,130
Automatic Data Processing, Inc. (Professional Services)	3,157	788,430
Baker Hughes Co. (Energy Equipment & Services)	7,692	257,682
Biogen, Inc.* (Biotechnology)	1,117	240,859
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	263	954,133
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,562	4,721,110
Cadence Design Systems, Inc.* (Software)	2,092	651,198
CDW Corp. (Electronic Equipment, Instruments & Components)	1,031	263,709
Charter Communications, Inc.* - Class A (Media)	1,116	324,343
Cintas Corp. (Commercial Services & Supplies)	779	535,196
Cisco Systems, Inc. (Communications Equipment)	31,119	1,553,149
Coca-Cola Europacific Partners PLC (Beverages)	3,511	245,594
Cognizant Technology Solutions Corp. - Class A (IT Services)	3,826	280,408
Comcast Corp. - Class A (Media)	30,452	1,320,095
Constellation Energy Corp. (Electric Utilities)	2,434	449,925
Copart, Inc.* (Commercial Services & Supplies)	7,389	427,971
CoStar Group, Inc.* (Real Estate Management & Development)	3,139	303,227
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	3,410	2,498,269
Crowdstrike Holdings, Inc.* - Class A (Software)	1,749	560,712
CSX Corp. (Ground Transportation)	15,057	558,163
Datadog, Inc.* - Class A (Software)	2,351	290,584
Dexcom, Inc.* (Health Care Equipment & Supplies)	2,963	410,968
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,371	271,691
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	1,674	222,893
DoorDash, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,896	398,837
Electronic Arts, Inc. (Entertainment)	2,055	272,637
Exelon Corp. (Electric Utilities)	7,682	288,613
Fastenal Co. (Trading Companies & Distributors)	4,398	339,262
Fortinet, Inc.* (Software)	5,864	400,570
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	3,500	318,185
Gilead Sciences, Inc. (Biotechnology)	9,574	701,296
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	4,210	219,383
Honeywell International, Inc. (Industrial Conglomerates)	5,012	1,028,713
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	639	345,015
Illumina, Inc.* (Life Sciences Tools & Services)	1,221	167,668
Intel Corp. (Semiconductors & Semiconductor Equipment)	32,494	1,435,260
Intuit, Inc. (Software)	2,152	1,398,800
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,708	1,080,736
Keurig Dr Pepper, Inc. (Beverages)	10,664	327,065
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,039	725,814
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,008	979,343
Linde PLC (Chemicals)	3,701	1,718,448
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	931	363,695
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,225	561,390
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,644	470,927
MercadoLibre, Inc.* (Broadline Retail)	390	589,664
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	10,414	5,056,830
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,153	372,566
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,484	1,000,179
Microsoft Corp. (Software)	22,109	9,301,698
Moderna, Inc.* (Biotechnology)	2,936	312,860
Mondelez International, Inc. - Class A (Food Products)	10,348	724,360
MongoDB, Inc.* (IT Services)	555	199,045
Monster Beverage Corp.* (Beverages)	7,998	474,121
Netflix, Inc.* (Entertainment)	3,326	2,019,979
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	7,439	6,721,583
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,971	488,355
Old Dominion Freight Line, Inc. (Ground Transportation)	1,672	366,686
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,284	241,538

ProFund VP Nasdaq-100 :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
O'Reilly Automotive, Inc.* (Specialty Retail)	454	$512,512
PACCAR, Inc. (Machinery)	4,026	498,781
Palo Alto Networks, Inc.* (Software)	2,483	705,495
Paychex, Inc. (Professional Services)	2,776	340,893
PayPal Holdings, Inc.* (Financial Services)	8,237	551,797
PDD Holdings, Inc.*ADR (Broadline Retail)	5,133	596,711
PepsiCo, Inc. (Beverages)	10,563	1,848,631
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	8,577	1,452,086
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	830	798,867
Roper Technologies, Inc. (Software)	823	461,571
Ross Stores, Inc. (Specialty Retail)	2,587	379,668
Sirius XM Holdings, Inc.(a) (Media)	29,531	114,580
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,701	795,184
Synopsys, Inc.* (Software)	1,172	669,798
Take-Two Interactive Software, Inc.* (Entertainment)	1,311	194,670
Tesla, Inc.* (Automobiles)	14,344	2,521,532
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,988	1,217,379
The Kraft Heinz Co. (Food Products)	9,323	344,019
The Trade Desk, Inc.* - Class A (Media)	3,420	298,976
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	9,121	1,488,730
Verisk Analytics, Inc. (Professional Services)	1,102	259,774
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,985	829,750
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	6,628	143,761
Warner Bros. Discovery, Inc.* (Entertainment)	18,750	163,688
Workday, Inc.* - Class A (Software)	1,606	438,037
Xcel Energy, Inc. (Electric Utilities)	4,267	229,351
Zscaler, Inc.* (Software)	1,140	219,598
TOTAL COMMON STOCKS (Cost $34,292,116)		106,270,869

Repurchase Agreements(b)(c) (30.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $48,854,160	$48,826,000	$48,826,000
TOTAL REPURCHASE AGREEMENTS (Cost $48,826,000)		48,826,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 5.24%(e)	321,668	$321,668
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $321,668)		321,668
TOTAL INVESTMENT SECURITIES
(Cost $83,439,784) —98.4%		155,418,537
Net other assets (liabilities) — 1.6%		2,579,222
NET ASSETS - 100.0%		$157,997,759

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $314,784.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $3,099,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at March 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2024.
ADR	American Depositary Receipt
NYS	New York Shares

ProFund VP Nasdaq-100 :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	55	6/24/24	$20,322,500	$331,198

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	4/29/24	5.93%	$31,270,284	$(47,868)
Nasdaq-100 Index	UBS AG	4/29/24	6.13%	182,547	(291)
				$31,452,831	$(48,159)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Nasdaq-100 invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Automobiles	$2,521,532	1.6%
Beverages	2,895,411	1.8%
Biotechnology	4,054,745	2.5%
Broadline Retail	6,761,560	4.2%
Chemicals	1,718,448	1.1%
Commercial Services & Supplies	963,167	0.6%
Communications Equipment	1,553,149	1.0%
Consumer Staples Distribution & Retail	2,864,923	1.8%
Electric Utilities	1,316,077	0.8%
Electronic Equipment, Instruments & Components	263,709	0.2%
Energy Equipment & Services	257,682	0.2%
Entertainment	2,650,974	1.7%
Financial Services	551,797	0.3%
Food Products	1,068,379	0.7%
Ground Transportation	924,849	0.6%
Health Care Equipment & Supplies	2,154,904	1.4%
Hotels, Restaurants & Leisure	3,264,964	2.1%
Industrial Conglomerates	1,028,713	0.7%
Interactive Media & Services	10,272,623	6.6%
IT Services	479,453	0.3%
Life Sciences Tools & Services	167,668	0.1%
Machinery	498,781	0.3%
Media	2,057,994	1.3%
Oil, Gas & Consumable Fuels	271,691	0.1%
Pharmaceuticals	303,181	0.2%
Professional Services	1,389,097	0.9%
Real Estate Management & Development	303,227	0.2%
Semiconductors & Semiconductor Equipment	25,002,003	15.9%
Software	17,747,309	11.2%
Specialty Retail	892,180	0.6%
Technology Hardware, Storage & Peripherals	7,878,992	5.0%
Textiles, Apparel & Luxury Goods	363,695	0.2%
Trading Companies & Distributors	339,262	0.2%
Wireless Telecommunication Services	1,488,730	0.9%
Other**	51,726,890	32.7%
Total	$157,997,759	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Pharmaceuticals :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (98.6%)

	Shares	Value
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	14,590	$88,415
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	5,216	229,035
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	51,263	145,587
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	981	67,817
Arvinas, Inc.* (Pharmaceuticals)	7,791	321,612
Axsome Therapeutics, Inc.* (Pharmaceuticals)	6,611	527,558
Bristol-Myers Squibb Co. (Pharmaceuticals)	9,085	492,680
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	9,607	194,926
Catalent, Inc.* (Pharmaceuticals)	8,648	488,180
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	3,121	121,157
Corcept Therapeutics, Inc.* (Pharmaceuticals)	14,993	377,674
Elanco Animal Health, Inc.* (Pharmaceuticals)	29,711	483,695
Eli Lilly & Co. (Pharmaceuticals)	641	498,672
Evolus, Inc.* (Pharmaceuticals)	3,991	55,874
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	11,661	241,033
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	3,860	36,438
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	4,007	134,555
Innoviva, Inc.* (Pharmaceuticals)	7,056	107,533
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	7,243	501,216
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	4,159	500,827
Johnson & Johnson (Pharmaceuticals)	3,064	484,694
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	1,140	83,334
Liquidia Corp.* (Pharmaceuticals)	7,920	116,820
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	6,141	132,646
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	4,586	41,457
Merck & Co., Inc. (Pharmaceuticals)	3,956	521,994
Ocular Therapeutix, Inc.* (Pharmaceuticals)	7,497	68,223
Organon & Co. (Pharmaceuticals)	26,492	498,050
Pacira BioSciences, Inc.* (Pharmaceuticals)	4,715	137,772
Perrigo Co. PLC (Pharmaceuticals)	15,905	511,982
Pfizer, Inc. (Pharmaceuticals)	17,955	498,251
Pliant Therapeutics, Inc.* (Pharmaceuticals)	4,853	72,310
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	2,069	150,127
Revance Therapeutics, Inc.* (Pharmaceuticals)	16,694	82,134
Royalty Pharma PLC - Class A (Pharmaceuticals)	16,093	488,744
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	3,006	102,535
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	5,266	191,419
Theravance Biopharma, Inc.* (Pharmaceuticals)	4,227	37,916
Viatris, Inc. (Pharmaceuticals)	39,865	475,988
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	20,442	45,177
Zoetis, Inc. (Pharmaceuticals)	2,682	453,821
TOTAL COMMON STOCKS (Cost $7,876,817)		10,809,878

Repurchase Agreements(b) (1.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $174,100	$174,000	$174,000
TOTAL REPURCHASE AGREEMENTS (Cost $174,000)		174,000

Collateral for Securities Loaned(c) (1.6%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 5.24%(d)	170,688	$170,688
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $170,688)		170,688
TOTAL INVESTMENT SECURITIES (Cost $8,221,505) —101.8%		11,154,566
Net other assets (liabilities) — (1.8)%		(192,614)
NET ASSETS - 100.0%		$10,961,952

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $164,917.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at March 31, 2024.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2024.

ProFund VP Pharmaceuticals :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	4/23/24	5.93%	$188,464	$3,459

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Pharmaceuticals invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Pharmaceuticals	$10,809,878	98.6%
Other**	152,074	1.4%
Total	$10,961,952	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Precious Metals :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (58.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $21,628,467	$21,616,000	$21,616,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,616,000)		21,616,000
TOTAL INVESTMENT SECURITIES (Cost $21,616,000) —58.9%		21,616,000
Net other assets (liabilities) — 41.1%		15,057,145
NET ASSETS - 100.0%		$36,673,145

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $2,976,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	4/23/24	5.93%	$24,529,486	$822,230
Dow Jones Precious Metals Index	UBS AG	4/23/24	6.08%	12,164,157	873,306
				$36,693,643	$1,695,536

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (96.8%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	980	$126,332
American Tower Corp. (Specialized REITs)	2,901	573,208
AvalonBay Communities, Inc. (Residential REITs)	883	163,849
Boston Properties, Inc. (Office REITs)	899	58,714
Camden Property Trust (Residential REITs)	664	65,338
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,851	179,991
CoStar Group, Inc.* (Real Estate Management & Development)	2,541	245,461
Crown Castle, Inc. (Specialized REITs)	2,699	285,635
Digital Realty Trust, Inc. (Specialized REITs)	1,885	271,515
Equinix, Inc. (Specialized REITs)	584	481,993
Equity Commonwealth* (Office REITs)	1	14
Equity Residential (Residential REITs)	2,148	135,560
Essex Property Trust, Inc. (Residential REITs)	400	97,924
Extra Space Storage, Inc. (Specialized REITs)	1,315	193,305
Federal Realty Investment Trust (Retail REITs)	457	46,669
Healthpeak Properties, Inc. (Health Care REITs)	4,406	82,613
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	4,390	90,785
Invitation Homes, Inc. (Residential REITs)	3,580	127,484
Iron Mountain, Inc. (Specialized REITs)	1,817	145,742
Kimco Realty Corp. (Retail REITs)	4,146	81,303
Mid-America Apartment Communities, Inc. (Residential REITs)	726	95,527
Prologis, Inc. (Industrial REITs)	5,750	748,765
Public Storage (Specialized REITs)	985	285,709
Realty Income Corp. (Retail REITs)	5,176	280,022
Regency Centers Corp. (Retail REITs)	1,022	61,892
SBA Communications Corp. (Specialized REITs)	671	145,406
Simon Property Group, Inc. (Retail REITs)	2,028	317,362
UDR, Inc. (Residential REITs)	1,883	70,443
Ventas, Inc. (Health Care REITs)	2,504	109,024
VICI Properties, Inc. (Specialized REITs)	6,438	191,788
Welltower, Inc. (Health Care REITs)	3,444	321,807
Weyerhaeuser Co. (Specialized REITs)	4,541	163,067
TOTAL COMMON STOCKS (Cost $2,996,991)		6,244,247

Repurchase Agreements(a) (2.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $142,082	$142,000	$142,000
TOTAL REPURCHASE AGREEMENTS (Cost $142,000)		142,000
TOTAL INVESTMENT SECURITIES (Cost $3,138,991) —99.0%		6,386,247
Net other assets (liabilities) — 1.0%		63,652
NET ASSETS - 100.0%		$6,449,899

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT	Real Estate Investment Trust

ProFund VP Real Estate :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	4/23/24	5.93%	$206,802	$3,951

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Health Care REITs	$513,444	8.0%
Hotel & Resort REITs	90,785	1.4%
Industrial REITs	748,765	11.6%
Office REITs	185,060	2.9%
Real Estate Management & Development	425,452	6.6%
Residential REITs	756,125	11.7%
Retail REITs	787,248	12.2%
Specialized REITs	2,737,368	42.4%
Other**	205,652	3.2%
Total	$6,449,899	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

ProFund VP Rising Rates Opportunity :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (105.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $8,457,875	$8,453,000	$8,453,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,453,000)		8,453,000
TOTAL INVESTMENT SECURITIES (Cost $8,453,000) —105.6%		8,453,000
Net other assets (liabilities) — (5.6)%		(451,056)
NET ASSETS - 100.0%		$8,001,944

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $163,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.25% due on 2/15/54	Citibank North America	4/15/24	(5.25)%	$(5,016,434)	$(110,684)
30-Year U.S. Treasury Bond, 4.25% due on 2/15/54	Societe' Generale	4/15/24	(5.20)%	(4,908,023)	(107,892)
				$(9,924,457)	$(218,576)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (51.4%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	15,578	$2,811,673
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	689	18,575
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	997	32,143
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	4,782	945,832
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	8,025	1,654,996
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	315	35,129
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,244	5,625,040
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	520	48,131
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	1,309	158,363
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,448	203,502
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	801	41,740
Intel Corp. (Semiconductors & Semiconductor Equipment)	40,774	1,800,988
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,304	910,935
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,265	1,229,036
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,332	104,202
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,338	590,997
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,212	467,569
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	10,647	1,255,175
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	606	80,598
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	463	313,645
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	23,823	21,525,511
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,486	615,956
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,122	303,173
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	549	39,281
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	931	106,907
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	10,760	1,821,668
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,037	64,097
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	308	44,266
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,544	167,246
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	548	38,897
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,474	166,311
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	8,770	1,527,822
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	420	70,749
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	1,214	35,813
TOTAL COMMON STOCKS (Cost $13,056,540)		44,855,966

Repurchase Agreements(b) (1.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $1,315,758	$1,315,000	$1,315,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,315,000)		1,315,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 5.24%(d)	77,062	$77,062
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $77,062)		77,062
TOTAL INVESTMENT SECURITIES
(Cost $14,448,602) —53.0%		46,248,028
Net other assets (liabilities) — 47.0%		41,010,167
NET ASSETS - 100.0%		$87,258,195

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $41,740.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at March 31, 2024.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2024.

ProFund VP Semiconductor :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	4/23/24	5.93%	$42,422,693	$(46,891)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$44,855,966	51.4%
Other**	42,402,229	48.6%
Total	$87,258,195	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP Short Dow 30 :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (98.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.20%, dated 3/28/2024, due 4/1/24, total to be received $6,003	$6,000	$6,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,000)		6,000
TOTAL INVESTMENT SECURITIES
(Cost $6,000) —98.9%		6,000
Net other assets (liabilities) — 1.1%		65
NET ASSETS - 100.0%		$6,065

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $4,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	4/29/24	(5.68)%	$(330)	$– ^
Dow Jones Industrial Average	UBS AG	4/29/24	(5.18)%	(5,727)	(6)
				$(6,057)	$(6)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
^	Amount is less than $0.50.

ProFund VP Short Emerging Markets :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (99.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $476,274	$476,000	$476,000
TOTAL REPURCHASE AGREEMENTS
(Cost $476,000)		476,000
TOTAL INVESTMENT SECURITIES
(Cost $476,000) —99.3%		476,000
Net other assets (liabilities) — 0.7%		3,255
NET ASSETS - 100.0%		$479,255

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $62,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	4/29/24	(4.98)%	$(195,405)	$(470)
S&P Emerging 50 ADR Index (USD)	UBS AG	4/29/24	(4.83)%	(281,300)	(668)
				$(476,705)	$(1,138)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Short International :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (102.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $470,271	$470,000	$470,000
TOTAL REPURCHASE AGREEMENTS
(Cost $470,000)		470,000
TOTAL INVESTMENT SECURITIES
(Cost $470,000) —102.3%		470,000
Net other assets (liabilities) — (2.3)%		(10,738)
NET ASSETS - 100.0%		$459,262

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $107,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	4/29/24	(5.13)%	$(378,472)	$1,301
MSCI EAFE Index	UBS AG	4/29/24	(5.03)%	(80,661)	281
				$(459,133)	$1,582

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Short Mid-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (99.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $81,047	$81,000	$81,000
TOTAL REPURCHASE AGREEMENTS
(Cost $81,000)		81,000
TOTAL INVESTMENT SECURITIES
(Cost $81,000) —99.4%		81,000
Net other assets (liabilities) — 0.6%		478
NET ASSETS - 100.0%		$81,478

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $21,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	4/29/24	(5.43)%	$(14,442)	$(58)
S&P MidCap 400	UBS AG	4/29/24	(5.33)%	(66,970)	(260)
				$(81,412)	$(318)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Short Nasdaq-100 :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (97.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $3,359,937	$3,358,000	$3,358,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,358,000)		3,358,000
TOTAL INVESTMENT SECURITIES
(Cost $3,358,000) —97.4%		3,358,000
Net other assets (liabilities) — 2.6%		90,087
NET ASSETS - 100.0%		$3,448,087

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $613,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	2	6/24/24	$(739,000)	$(12,040)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	4/29/24	(5.68)%	$(63,891)	$101
Nasdaq-100 Index	UBS AG	4/29/24	(5.48)%	(2,628,675)	4,142
				$(2,692,566)	$4,243

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Short Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (98.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $1,570,905	$1,570,000	$1,570,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,570,000)		1,570,000
TOTAL INVESTMENT SECURITIES
(Cost $1,570,000) —98.8%		1,570,000
Net other assets (liabilities) — 1.2%		18,899
NET ASSETS - 100.0%		$1,588,899

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $321,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	6/24/24	$(214,590)	$(6,683)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	4/29/24	(5.33)%	$(291,064)	$(1,444)
Russell 2000 Index	UBS AG	4/29/24	(5.18)%	(1,081,396)	(5,108)
				$(1,372,460)	$(6,552)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (70.4%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Specialty Retail)	87	$942
1st Source Corp. (Banks)	55	2,883
23andMe Holding Co.* - Class A (Health Care Providers & Services)	1,042	554
2seventy bio, Inc.* (Biotechnology)	170	910
2U, Inc.* (Diversified Consumer Services)	269	105
374Water, Inc.* (Machinery)	207	261
3D Systems Corp.* (Machinery)	438	1,945
4D Molecular Therapeutics, Inc.* (Biotechnology)	136	4,333
5E Advanced Materials, Inc.* (Metals & Mining)	132	177
89bio, Inc.* (Biotechnology)	265	3,085
8x8, Inc.* (Software)	413	1,115
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	74	559
A10 Networks, Inc. (Software)	237	3,245
Aadi Bioscience, Inc.* (Biotechnology)	54	126
AAON, Inc. (Building Products)	227	19,999
AAR Corp.* (Aerospace & Defense)	113	6,765
Aaron's Co., Inc. (The) (Specialty Retail)	101	758
Abercrombie & Fitch Co.* (Specialty Retail)	164	20,553
ABM Industries, Inc. (Commercial Services & Supplies)	211	9,415
Acacia Research Corp.* (Financial Services)	127	677
Academy Sports & Outdoors, Inc. (Specialty Retail)	242	16,344
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	411	7,599
Acadia Realty Trust (Retail REITs)	337	5,732
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	179	2,110
ACCO Brands Corp. (Commercial Services & Supplies)	310	1,739
Accolade, Inc.* (Health Care Providers & Services)	233	2,442
Accuray, Inc.* (Health Care Equipment & Supplies)	316	781
ACELYRIN, Inc.* (Biotechnology)	243	1,640
ACI Worldwide, Inc.* (Software)	364	12,088
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	233	289
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	164	4,779
ACNB Corp. (Banks)	28	1,053
Acrivon Therapeutics, Inc.* (Biotechnology)	41	293
Actinium Pharmaceuticals, Inc.* (Biotechnology)	93	728
Acushnet Holdings Corp. (Leisure Products)	102	6,727
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	426	7,996
AdaptHealth Corp.* (Health Care Providers & Services)	321	3,695
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	380	1,220
Addus HomeCare Corp.* (Health Care Providers & Services)	52	5,374
Adeia, Inc. (Software)	359	3,920
Adicet Bio, Inc.* (Biotechnology)	179	421
Adient PLC* (Automobile Components)	306	10,074
ADMA Biologics, Inc.* (Biotechnology)	714	4,712
Adtalem Global Education, Inc.* (Diversified Consumer Services)	131	6,733
ADTRAN Holdings, Inc. (Communications Equipment)	261	1,420
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	126	12,849
AdvanSix, Inc. (Chemicals)	87	2,488
Advantage Solutions, Inc.* (Media)	291	1,260
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	93	1,153
Aerovate Therapeutics, Inc.* (Biotechnology)	37	1,094
AeroVironment, Inc.* (Aerospace & Defense)	91	13,948
AerSale Corp.* (Aerospace & Defense)	113	811
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	54	212
AFC Gamma, Inc. (Mortgage REITs)	55	681
Agenus, Inc.* (Biotechnology)	1,277	741
Agiliti, Inc.* (Health Care Providers & Services)	99	1,002
Agilysys, Inc.* (Software)	68	5,730
Agios Pharmaceuticals, Inc.* (Biotechnology)	186	5,439
Air Transport Services Group, Inc.* (Air Freight & Logistics)	173	2,380
AirSculpt Technologies, Inc.*(a) (Health Care Providers & Services)	41	252
Akero Therapeutics, Inc.* (Biotechnology)	206	5,204
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	319	189
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	78	366
Alamo Group, Inc. (Machinery)	34	7,763
Alarm.com Holdings, Inc.* (Software)	161	11,668
Albany International Corp. (Machinery)	105	9,819
Aldeyra Therapeutics, Inc.* (Biotechnology)	156	510
Alector, Inc.* (Biotechnology)	242	1,457
Alerus Financial Corp. (Financial Services)	60	1,310
Alexander & Baldwin, Inc. (Diversified REITs)	243	4,002
Alexander's, Inc. (Retail REITs)	7	1,520
Alico, Inc. (Food Products)	24	703
Alight, Inc.* - Class A (Professional Services)	1,389	13,682
Alignment Healthcare, Inc.* (Health Care Providers & Services)	285	1,414
Alkami Technology, Inc.* (Software)	136	3,342
Alkermes PLC* (Biotechnology)	556	15,051
Allakos, Inc.* (Biotechnology)	225	284
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	324	225
Allegiant Travel Co. (Passenger Airlines)	53	3,986
ALLETE, Inc. (Electric Utilities)	194	11,570
Allient, Inc. (Electrical Equipment)	43	1,534
Allogene Therapeutics, Inc.* (Biotechnology)	317	1,417
Allovir, Inc.* (Biotechnology)	171	129

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	78	$1,719
Alpha Metallurgical Resources, Inc. (Metals & Mining)	39	12,916
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	309	4,261
Alpine Immune Sciences, Inc.* (Biotechnology)	129	5,114
Alpine Income Property Trust, Inc. (Diversified REITs)	42	642
Alta Equipment Group, Inc. (Trading Companies & Distributors)	77	997
Altair Engineering, Inc.* - Class A (Software)	184	15,852
AlTi Global, Inc.* (Capital Markets)	79	447
Altimmune, Inc.* (Biotechnology)	181	1,843
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	214	1,023
ALX Oncology Holdings, Inc.* (Biotechnology)	88	981
Amalgamated Financial Corp. (Banks)	59	1,416
A-Mark Precious Metals, Inc. (Financial Services)	63	1,933
Ambac Financial Group, Inc.* (Insurance)	148	2,313
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	129	6,549
AMC Networks, Inc.* - Class A (Media)	104	1,262
Amerant Bancorp, Inc. (Banks)	86	2,003
Ameresco, Inc.* - Class A (Construction & Engineering)	108	2,606
American Assets Trust, Inc. (Diversified REITs)	164	3,593
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	383	2,819
American Coastal Insurance Corp.* (Insurance)	67	716
American Eagle Outfitters, Inc. (Specialty Retail)	612	15,783
American Equity Investment Life Holding Co.* (Insurance)	264	14,842
American Realty Investors, Inc.* (Real Estate Management & Development)	5	90
American Software, Inc. - Class A (Software)	108	1,237
American States Water Co. (Water Utilities)	124	8,958
American Vanguard Corp. (Chemicals)	88	1,140
American Well Corp.* - Class A (Health Care Technology)	844	684
American Woodmark Corp.* (Building Products)	54	5,490
America's Car-Mart, Inc.* (Specialty Retail)	20	1,277
Ameris Bancorp (Banks)	222	10,739
AMERISAFE, Inc. (Insurance)	64	3,211
Ames National Corp. (Banks)	29	585
Amicus Therapeutics, Inc.* (Biotechnology)	972	11,450
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	377	12,154
AMMO, Inc.* (Leisure Products)	302	831
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	128	8,001
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	408	2,472
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	127	5,577
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	122	806
Amplitude, Inc.* - Class A (Software)	230	2,502
Amprius Technologies, Inc.* (Electrical Equipment)	19	50
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	170	483
AnaptysBio, Inc.* (Biotechnology)	63	1,419
Anavex Life Sciences Corp.*(a) (Biotechnology)	242	1,232
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	40	430
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	128	751
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	49	3,387
Anika Therapeutics, Inc.* (Biotechnology)	49	1,245
Annexon, Inc.* (Biotechnology)	226	1,620
Anterix, Inc.* (Diversified Telecommunication Services)	43	1,445
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	361	2,231
Apartment Investment and Management Co.* (Residential REITs)	483	3,956
API Group Corp.* (Construction & Engineering)	701	27,529
Apogee Enterprises, Inc. (Building Products)	74	4,381
Apogee Therapeutics, Inc.* (Biotechnology)	139	9,237
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	476	5,303
Appfolio, Inc.* - Class A (Software)	64	15,791
Appian Corp.* - Class A (Software)	138	5,513
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	723	11,843
Applied Digital Corp.*(a) (IT Services)	292	1,250
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	129	25,485
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	617	8,175
Arbutus Biopharma Corp.* (Biotechnology)	424	1,094
Arcadium Lithium PLC* (Chemicals)	3,430	14,783
ArcBest Corp. (Ground Transportation)	80	11,400
Arcellx, Inc.* (Biotechnology)	128	8,902
Arch Resources, Inc. (Metals & Mining)	60	9,647
Archer Aviation, Inc.*(a) - Class A (Aerospace & Defense)	511	2,361
Archrock, Inc. (Energy Equipment & Services)	466	9,166
Arcosa, Inc. (Construction & Engineering)	163	13,995
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	78	2,634
Arcus Biosciences, Inc.* (Biotechnology)	180	3,398
Arcutis Biotherapeutics, Inc.* (Biotechnology)	265	2,626
Ardelyx, Inc.* (Biotechnology)	772	5,636
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	140	2,299
Ares Commercial Real Estate Corp. (Mortgage REITs)	174	1,296
Argan, Inc. (Construction & Engineering)	42	2,123

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Aris Water Solutions, Inc. - Class A (Commercial Services & Supplies)	100	$1,415
Arko Corp. (Specialty Retail)	268	1,528
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	300	3,795
Armada Hoffler Properties, Inc. (Diversified REITs)	226	2,350
ARMOUR Residential REIT, Inc. (Mortgage REITs)	165	3,262
Array Technologies, Inc.* (Electrical Equipment)	508	7,574
Arrivent BioPharma, Inc.* (Biotechnology)	33	589
Arrow Financial Corp. (Banks)	49	1,226
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	389	11,125
ARS Pharmaceuticals, Inc.* (Biotechnology)	82	838
Artesian Resources Corp. - Class A (Water Utilities)	31	1,150
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	206	9,429
Artivion, Inc.* (Health Care Equipment & Supplies)	132	2,793
Arvinas, Inc.* (Pharmaceuticals)	169	6,976
Asana, Inc.* - Class A (Software)	278	4,306
Asbury Automotive Group, Inc.* (Specialty Retail)	69	16,268
ASGN, Inc.* (Professional Services)	155	16,238
Aspen Aerogels, Inc.* (Chemicals)	171	3,010
Assertio Holdings, Inc.* (Pharmaceuticals)	305	293
AssetMark Financial Holdings, Inc.* (Capital Markets)	74	2,620
Associated Banc-Corp. (Banks)	507	10,905
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	384	1,114
Astec Industries, Inc. (Machinery)	76	3,322
Astrana Health, Inc.* (Health Care Providers & Services)	145	6,089
Astria Therapeutics, Inc.* (Biotechnology)	167	2,351
Astronics Corp.* (Aerospace & Defense)	93	1,771
Asure Software, Inc.* (Professional Services)	77	599
Atara Biotherapeutics, Inc.* (Biotechnology)	324	225
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	257	1,038
ATI, Inc.* (Metals & Mining)	432	22,104
Atkore, Inc. (Electrical Equipment)	125	23,796
Atlanta Braves Holdings, Inc.* (Entertainment)	153	5,976
Atlanta Braves Holdings, Inc.* (Entertainment)	34	1,425
Atlantic Union Bankshares Corp. (Banks)	297	10,486
Atlanticus Holdings Corp.* (Consumer Finance)	16	473
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	60	1,357
Atmus Filtration Technologies, Inc.* (Automobile Components)	280	9,030
ATN International, Inc. (Diversified Telecommunication Services)	36	1,134
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	75	462
AtriCure, Inc.* (Health Care Equipment & Supplies)	156	4,746
Atrion Corp. (Health Care Equipment & Supplies)	5	2,318
Aura Biosciences, Inc.* (Biotechnology)	119	934
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	454	2,275
Aurora Innovation, Inc.* (Software)	1,197	3,376
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	155	3,086
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	170	423
AvePoint, Inc.* (Software)	498	3,944
Aviat Networks, Inc.* (Communications Equipment)	38	1,457
Avid Bioservices, Inc.* (Biotechnology)	210	1,407
Avidity Biosciences, Inc.* (Biotechnology)	248	6,329
AvidXchange Holdings, Inc.* (Financial Services)	506	6,654
Avient Corp. (Chemicals)	303	13,150
Avista Corp. (Multi-Utilities)	260	9,105
Avita Medical, Inc.* (Biotechnology)	84	1,347
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	109	12,156
Axogen, Inc.* (Health Care Equipment & Supplies)	138	1,114
Axonics, Inc.* (Health Care Equipment & Supplies)	167	11,518
Axos Financial, Inc.* (Banks)	183	9,889
Axsome Therapeutics, Inc.* (Pharmaceuticals)	119	9,495
AZZ, Inc. (Building Products)	83	6,417
B Riley Financial, Inc.(a) (Capital Markets)	68	1,440
B&G Foods, Inc. (Food Products)	261	2,986
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	197	223
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	99	16,019
Bakkt Holdings, Inc.* (Capital Markets)	238	109
Balchem Corp. (Chemicals)	107	16,580
Bally's Corp.* (Hotels, Restaurants & Leisure)	99	1,380
Banc of California, Inc. (Banks)	460	6,997
BancFirst Corp. (Banks)	74	6,514
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Financial Services)	92	2,725
Bandwidth, Inc.* - Class A (Diversified Telecommunication Services)	79	1,443
Bank First Corp. (Banks)	31	2,687
Bank of Hawaii Corp. (Banks)	131	8,173
Bank of Marin Bancorp (Banks)	53	889
Bank7 Corp. (Banks)	13	367
BankUnited, Inc. (Banks)	249	6,972
Bankwell Financial Group, Inc. (Banks)	20	519
Banner Corp. (Banks)	115	5,520
Bar Harbor Bankshares (Banks)	50	1,324
BARK, Inc.* (Specialty Retail)	447	554
Barnes Group, Inc. (Machinery)	164	6,093
Barrett Business Services, Inc. (Professional Services)	22	2,788
BayCom Corp. (Banks)	37	763
BCB Bancorp, Inc. (Banks)	51	533

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	212	$20,780
Beam Therapeutics, Inc.* (Biotechnology)	250	8,260
Beazer Homes USA, Inc.* (Household Durables)	99	3,247
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	35	2,111
Belden, Inc. (Electronic Equipment, Instruments & Components)	140	12,965
BellRing Brands, Inc.* (Personal Care Products)	442	26,090
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	119	3,571
Benson Hill, Inc.* (Food Products)	580	116
Berkshire Hills Bancorp, Inc. (Banks)	146	3,346
Berry Corp. (Oil, Gas & Consumable Fuels)	253	2,037
Beyond Air, Inc.* (Health Care Equipment & Supplies)	102	177
Beyond Meat, Inc.*(a) (Food Products)	199	1,648
Beyond, Inc.* (Specialty Retail)	151	5,422
BGC Group, Inc. - Class A (Capital Markets)	1,200	9,324
Big 5 Sporting Goods Corp. (Specialty Retail)	72	253
Big Lots, Inc. (Broadline Retail)	95	411
BigBear.ai Holdings, Inc.* (IT Services)	174	357
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	230	1,585
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	2	379
BioAtla, Inc.* (Biotechnology)	148	509
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	635	3,226
Biohaven, Ltd.* (Biotechnology)	229	12,524
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	119	2,207
Biomea Fusion, Inc.*(a) (Biotechnology)	67	1,002
Biote Corp.* - Class A (Pharmaceuticals)	47	273
BioVie, Inc.* (Biotechnology)	44	23
Bioxcel Therapeutics, Inc.*(a) (Biotechnology)	70	197
Bit Digital, Inc.* (Software)	303	870
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	75	2,714
Black Hills Corp. (Multi-Utilities)	229	12,503
Blackbaud, Inc.* (Software)	146	10,824
BlackLine, Inc.* (Software)	191	12,335
BlackSky Technology, Inc.* (Professional Services)	407	554
Blackstone Mortgage Trust, Inc.(a) - Class A (Mortgage REITs)	578	11,508
Blade Air Mobility, Inc.* (Passenger Airlines)	202	576
Blink Charging Co.* (Electrical Equipment)	189	569
Bloom Energy Corp.* - Class A (Electrical Equipment)	646	7,261
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	294	8,432
Blue Bird Corp.* (Machinery)	94	3,604
Blue Foundry Bancorp* (Banks)	73	683
Blue Ridge Bankshares, Inc. (Banks)	60	161
Bluebird Bio, Inc.* (Biotechnology)	641	820
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	28	3,647
Blueprint Medicines Corp.* (Biotechnology)	204	19,352
Boise Cascade Co. (Trading Companies & Distributors)	133	20,398
Boot Barn Holdings, Inc.* (Specialty Retail)	101	9,610
Borr Drilling, Ltd. (Energy Equipment & Services)	737	5,048
Boston Omaha Corp.* - Class A (Media)	79	1,221
Bowlero Corp.(a) - Class A (Hotels, Restaurants & Leisure)	56	767
Bowman Consulting Group, Ltd.* (Construction & Engineering)	36	1,252
Box, Inc.* - Class A (Software)	473	13,395
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	220	440
Brandywine Realty Trust (Office REITs)	570	2,736
Braze, Inc.* - Class A (Software)	179	7,930
BRC, Inc.*(a) - Class A (Food Products)	137	586
Bread Financial Holdings, Inc. (Consumer Finance)	167	6,219
Bridgebio Pharma, Inc.* (Biotechnology)	391	12,090
Bridgewater Bancshares, Inc.* (Banks)	69	803
Bright Green Corp.* (Pharmaceuticals)	247	60
Brightcove, Inc.* (IT Services)	146	283
Brightsphere Investment Group, Inc. (Capital Markets)	109	2,490
BrightSpire Capital, Inc. (Mortgage REITs)	432	2,976
Brightspring Health Services, Inc.* (Health Care Providers & Services)	181	1,967
BrightView Holdings, Inc.* (Commercial Services & Supplies)	139	1,654
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	147	7,303
Bristow Group, Inc.* (Energy Equipment & Services)	79	2,149
Broadstone Net Lease, Inc. (Diversified REITs)	630	9,872
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	625	4,131
Brookfield Business Corp. - Class A (Industrial Conglomerates)	87	2,100
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	402	14,488
Brookline Bancorp, Inc. (Banks)	293	2,918
BRP Group, Inc.* - Class A (Insurance)	202	5,846
BRT Apartments Corp. (Residential REITs)	39	655
Build-A-Bear Workshop, Inc. (Specialty Retail)	43	1,284
Bumble, Inc.* - Class A (Interactive Media & Services)	339	3,848
Burke & Herbert Financial Services Corp. (Banks)	22	1,233
Business First Bancshares, Inc. (Banks)	80	1,782
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	475	513
Byline Bancorp, Inc. (Banks)	83	1,803
C&F Financial Corp. (Banks)	11	539
C3.ai, Inc.* - Class A (Software)	277	7,498
Cabaletta Bio, Inc.* (Biotechnology)	115	1,962
Cabot Corp. (Chemicals)	182	16,779
Cactus, Inc. - Class A (Energy Equipment & Services)	220	11,020

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Cadence Bank (Banks)	611	$17,718
Cadiz, Inc.* (Water Utilities)	136	394
Cadre Holdings, Inc. (Aerospace & Defense)	65	2,353
Calavo Growers, Inc. (Food Products)	58	1,613
Caledonia Mining Corp. PLC (Metals & Mining)	55	609
Caleres, Inc. (Specialty Retail)	114	4,677
California Resources Corp. (Oil, Gas & Consumable Fuels)	234	12,893
California Water Service Group (Water Utilities)	194	9,017
Calix, Inc.* (Communications Equipment)	198	6,566
Cal-Maine Foods, Inc. (Food Products)	138	8,121
Cambium Networks Corp.* (Communications Equipment)	41	177
Cambridge Bancorp (Banks)	25	1,704
Camden National Corp. (Banks)	48	1,609
Camping World Holdings, Inc. - Class A (Specialty Retail)	140	3,899
Cannae Holdings, Inc.* (Financial Services)	222	4,937
Cantaloupe, Inc.* (Financial Services)	192	1,235
Capital Bancorp, Inc. (Banks)	32	667
Capital City Bank Group, Inc. (Banks)	44	1,219
Capitol Federal Financial, Inc. (Banks)	421	2,509
Cara Therapeutics, Inc.* (Pharmaceuticals)	157	143
Cardlytics, Inc.* (Media)	122	1,768
CareDx, Inc.* (Biotechnology)	174	1,843
Caremax, Inc.* (Health Care Providers & Services)	7	34
CareTrust REIT, Inc. (Health Care REITs)	402	9,797
Cargo Therapeutics, Inc.* (Biotechnology)	72	1,607
Cargurus, Inc.* (Interactive Media & Services)	321	7,409
Caribou Biosciences, Inc.* (Biotechnology)	274	1,408
Carisma Therapeutics, Inc.* (Biotechnology)	89	202
CarParts.com, Inc.* (Specialty Retail)	182	295
Carpenter Technology Corp. (Metals & Mining)	164	11,713
Carriage Services, Inc. (Diversified Consumer Services)	45	1,217
Carrols Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	117	1,113
Cars.com, Inc.* (Interactive Media & Services)	223	3,831
Carter Bankshares, Inc.* (Banks)	76	961
Cartesian Therapeutics, Inc.* (Biotechnology)	382	248
Carvana Co.* (Specialty Retail)	346	30,416
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	189	18,686
Cass Information Systems, Inc. (Financial Services)	46	2,216
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	135	2,739
Castle Biosciences, Inc.* (Health Care Providers & Services)	83	1,838
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	373	5,946
Cathay General Bancorp (Banks)	233	8,814
Cavco Industries, Inc.* (Household Durables)	28	11,174
CBIZ, Inc.* (Professional Services)	161	12,639
CBL & Associates Properties, Inc. (Retail REITs)	90	2,062
CECO Environmental Corp.* (Commercial Services & Supplies)	99	2,279
Celcuity, Inc.* (Biotechnology)	61	1,318
Celldex Therapeutics, Inc.* (Biotechnology)	208	8,730
Centerspace (Residential REITs)	51	2,914
Central Garden & Pet Co.* (Household Products)	32	1,371
Central Garden & Pet Co.* - Class A (Household Products)	173	6,387
Central Pacific Financial Corp. (Banks)	89	1,758
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	41	1,703
Century Aluminum Co.* (Metals & Mining)	176	2,709
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	92	291
Century Communities, Inc. (Household Durables)	95	9,168
Century Therapeutics, Inc.* (Biotechnology)	78	326
Cerence, Inc.* (Software)	139	2,189
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	240	10,145
Cerus Corp.* (Health Care Equipment & Supplies)	594	1,123
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	78	1,771
Cg Oncology, Inc.* (Biotechnology)	78	3,424
ChampionX Corp. (Energy Equipment & Services)	656	23,544
Chart Industries, Inc.* (Machinery)	144	23,719
Chatham Lodging Trust (Hotel & Resort REITs)	162	1,638
Chegg, Inc.* (Diversified Consumer Services)	382	2,892
Chemung Financial Corp. (Banks)	12	510
Chesapeake Utilities Corp. (Gas Utilities)	73	7,833
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	55	867
Chimera Investment Corp. (Mortgage REITs)	762	3,513
ChoiceOne Financial Services, Inc. (Banks)	23	629
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	140	24,954
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	58	1,956
Cimpress PLC* (Commercial Services & Supplies)	60	5,311
Cinemark Holdings, Inc.* (Entertainment)	368	6,613
Cipher Mining, Inc.* (Software)	144	742
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	451	405
Citizens & Northern Corp. (Banks)	50	939
Citizens Financial Services, Inc. (Banks)	13	640
City Holding Co. (Banks)	49	5,107
City Office REIT, Inc. (Office REITs)	131	683
Civista Bancshares, Inc. (Banks)	52	800
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	271	20,572
Claros Mortgage Trust, Inc. (Mortgage REITs)	304	2,967
Clarus Corp. (Leisure Products)	101	682

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	568	$1,522
Cleanspark, Inc.* (Software)	646	13,702
Clear Channel Outdoor Holdings, Inc.* (Media)	1,257	2,074
Clear Secure, Inc. - Class A (Software)	279	5,934
Clearfield, Inc.* (Communications Equipment)	43	1,326
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	77	524
Clearwater Paper Corp.* (Paper & Forest Products)	55	2,405
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	14	992
Clipper Realty, Inc. (Residential REITs)	38	184
CNB Financial Corp. (Banks)	69	1,407
CNO Financial Group, Inc. (Insurance)	375	10,305
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	525	12,453
Coastal Financial Corp.* (Banks)	36	1,399
Coca-Cola Consolidated, Inc. (Beverages)	16	13,544
Codexis, Inc.* (Life Sciences Tools & Services)	234	817
Codorus Valley Bancorp, Inc. (Banks)	31	706
Coeur Mining, Inc.* (Metals & Mining)	1,202	4,532
Cogent Biosciences, Inc.* (Biotechnology)	278	1,868
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	147	9,603
Cohen & Steers, Inc. (Capital Markets)	87	6,689
Coherus Biosciences, Inc.* (Biotechnology)	352	841
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	156	5,199
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	110	4,270
Colony Bankcorp, Inc. (Banks)	55	633
Columbia Financial, Inc.* (Banks)	99	1,704
Columbus McKinnon Corp. (Machinery)	95	4,240
Comfort Systems USA, Inc. (Construction & Engineering)	119	37,808
Commercial Metals Co. (Metals & Mining)	393	23,096
Commercial Vehicle Group, Inc.* (Machinery)	109	701
CommScope Holding Co., Inc.* (Communications Equipment)	702	920
Community Bank System, Inc. (Banks)	179	8,597
Community Health Systems, Inc.* (Health Care Providers & Services)	421	1,474
Community Healthcare Trust, Inc. (Health Care REITs)	89	2,363
Community Trust Bancorp, Inc. (Banks)	52	2,218
Community West Bancshares (Banks)	33	656
CommVault Systems, Inc.* (Software)	148	15,012
Compass Diversified Holdings (Financial Services)	212	5,103
Compass Minerals International, Inc. (Metals & Mining)	115	1,810
Compass Therapeutics, Inc.* (Biotechnology)	306	606
Compass, Inc.* - Class A (Real Estate Management & Development)	954	3,434
CompoSecure, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	56	405
CompX International, Inc. (Commercial Services & Supplies)	5	172
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	308	2,858
Comtech Telecommunications Corp.* (Communications Equipment)	93	319
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	84	664
Conduent, Inc.* (Professional Services)	577	1,950
CONMED Corp. (Health Care Equipment & Supplies)	103	8,248
ConnectOne Bancorp, Inc. (Banks)	123	2,399
Consensus Cloud Solutions, Inc.* (Software)	64	1,015
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	102	8,544
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	252	1,089
Consolidated Water Co., Ltd. (Water Utilities)	50	1,466
Constellium SE* (Metals & Mining)	432	9,552
Construction Partners, Inc.* - Class A (Construction & Engineering)	144	8,086
Consumer Portfolio Services, Inc.* (Consumer Finance)	29	219
Contango ORE, Inc.* (Metals & Mining)	26	516
ContextLogic, Inc.* - Class A (Broadline Retail)	77	438
Cooper-Standard Holdings, Inc.* (Automobile Components)	57	944
COPT Defense Properties (Office REITs)	378	9,136
Corcept Therapeutics, Inc.* (Pharmaceuticals)	273	6,877
Core Laboratories, Inc. (Energy Equipment & Services)	157	2,682
Core Molding Technologies, Inc.* (Chemicals)	25	473
CoreCard Corp.* (Software)	24	265
CoreCivic, Inc.* (Commercial Services & Supplies)	381	5,947
CorMedix, Inc.* (Pharmaceuticals)	184	780
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	124	1,530
CorVel Corp.* (Health Care Providers & Services)	29	7,626
Costamare, Inc. (Marine Transportation)	156	1,771
Couchbase, Inc.* (IT Services)	119	3,131
Coursera, Inc.* (Diversified Consumer Services)	443	6,211
Covenant Logistics Group, Inc. (Ground Transportation)	28	1,298
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	14	250
CRA International, Inc. (Professional Services)	23	3,440
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	74	5,382
Crawford & Co. - Class A (Insurance)	49	462
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	417	8,836
Crescent Energy Co. - Class A (Oil, Gas & Consumable Fuels)	258	3,070

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Cricut, Inc. - Class A (Household Durables)	160	$762
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	221	10,345
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	112	2,097
CrossFirst Bankshares, Inc.* (Banks)	151	2,090
CryoPort, Inc.* (Life Sciences Tools & Services)	145	2,567
CS Disco, Inc.* (Software)	77	626
CSG Systems International, Inc. (Professional Services)	99	5,102
CSW Industrials, Inc. (Building Products)	52	12,199
CTO Realty Growth, Inc. (Diversified REITs)	74	1,254
CTS Corp. (Electronic Equipment, Instruments & Components)	104	4,866
Cue Biopharma, Inc.* (Biotechnology)	121	229
Cullinan Oncology, Inc.* (Biotechnology)	87	1,482
Cushman & Wakefield PLC* (Real Estate Management & Development)	557	5,825
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	187	1,088
Customers Bancorp, Inc.* (Banks)	96	5,094
Cutera, Inc.* (Health Care Equipment & Supplies)	61	90
CVB Financial Corp. (Banks)	446	7,957
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	99	3,530
CVRx, Inc.* (Health Care Equipment & Supplies)	37	674
CXApp, Inc.* (IT Services)	7	17
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	406	2,724
Cytokinetics, Inc.* (Biotechnology)	320	22,436
Daily Journal Corp.* (Media)	5	1,808
Dakota Gold Corp.* (Metals & Mining)	207	491
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	128	1,275
Dana, Inc. (Automobile Components)	437	5,550
Danimer Scientific, Inc.* (Chemicals)	294	320
Daseke, Inc.* (Ground Transportation)	153	1,270
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	113	7,074
Day One Biopharmaceuticals, Inc.* (Biotechnology)	210	3,469
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	179	2,816
Definitive Healthcare Corp.* (Health Care Technology)	160	1,291
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	213	6,548
Deluxe Corp. (Commercial Services & Supplies)	146	3,006
Denali Therapeutics, Inc.* (Biotechnology)	400	8,208
Denny's Corp.* (Hotels, Restaurants & Leisure)	172	1,541
Design Therapeutics, Inc.* (Biotechnology)	110	443
Designer Brands, Inc. - Class A (Specialty Retail)	141	1,541
Desktop Metal, Inc.*(a) - Class A (Machinery)	951	837
Destination XL Group, Inc.* (Specialty Retail)	188	677
DHI Group, Inc.* (Interactive Media & Services)	142	362
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	454	5,221
Diamond Hill Investment Group, Inc. (Capital Markets)	9	1,388
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	341	4,651
DiamondRock Hospitality Co. (Hotel & Resort REITs)	705	6,775
Digi International, Inc.* (Communications Equipment)	119	3,800
Digimarc Corp.* (Software)	48	1,305
Digital Turbine, Inc.* (Software)	324	849
DigitalBridge Group, Inc. (Real Estate Management & Development)	542	10,443
DigitalOcean Holdings, Inc.* (IT Services)	205	7,826
Dillard's, Inc. - Class A (Broadline Retail)	11	5,189
Dime Community Bancshares, Inc. (Banks)	117	2,253
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	52	2,417
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	151	10,646
Disc Medicine, Inc.* (Biotechnology)	32	1,992
Distribution Solutions Group, Inc.* (Building Products)	34	1,206
Diversified Healthcare Trust (Health Care REITs)	801	1,970
DMC Global, Inc.* (Energy Equipment & Services)	65	1,267
DNOW, Inc.* (Trading Companies & Distributors)	357	5,426
DocGo, Inc.* (Health Care Providers & Services)	261	1,054
Dole PLC (Food Products)	240	2,863
Domo, Inc.* - Class B (Software)	108	963
Donegal Group, Inc. - Class A (Insurance)	52	735
Donnelley Financial Solutions, Inc.* (Capital Markets)	83	5,147
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	116	4,461
Dorman Products, Inc.* (Automobile Components)	88	8,482
Douglas Dynamics, Inc. (Machinery)	76	1,833
Douglas Elliman, Inc. (Real Estate Management & Development)	272	430
Douglas Emmett, Inc. (Office REITs)	541	7,504
Dragonfly Energy Holdings Corp.* (Electrical Equipment)	99	53
Dream Finders Homes, Inc.* - Class A (Household Durables)	81	3,542
Dril-Quip, Inc.* (Energy Equipment & Services)	114	2,568
Ducommun, Inc.* (Aerospace & Defense)	45	2,309
Duluth Holdings, Inc.* - Class B (Specialty Retail)	45	221
Duolingo, Inc.* (Diversified Consumer Services)	99	21,837
DXP Enterprises, Inc.* (Trading Companies & Distributors)	44	2,364
Dycom Industries, Inc.* (Construction & Engineering)	96	13,779
Dynavax Technologies Corp.* (Biotechnology)	434	5,386

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Dyne Therapeutics, Inc.* (Biotechnology)	198	$5,621
Dynex Capital, Inc. (Mortgage REITs)	189	2,353
DZS, Inc.* (Communications Equipment)	73	96
E2open Parent Holdings, Inc.* (Software)	576	2,557
Eagle Bancorp, Inc. (Banks)	99	2,326
Eagle Bulk Shipping, Inc. (Marine Transportation)	31	1,937
Eagle Pharmaceuticals, Inc.* (Biotechnology)	35	183
Easterly Government Properties, Inc. (Office REITs)	321	3,695
Eastern Bankshares, Inc. (Banks)	520	7,166
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	191	945
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	408	5,814
Ecovyst, Inc.* (Chemicals)	310	3,457
Edgewell Personal Care Co. (Personal Care Products)	167	6,453
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	193	3,520
Editas Medicine, Inc.* (Biotechnology)	276	2,048
eGain Corp.* (Software)	70	452
eHealth, Inc.* (Insurance)	94	567
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	93	906
elf Beauty, Inc.* (Personal Care Products)	181	35,480
Ellington Financial, Inc. (Mortgage REITs)	252	2,976
Elme Communities (Residential REITs)	295	4,106
Embecta Corp. (Health Care Equipment & Supplies)	194	2,574
Emerald Holding, Inc.* (Media)	52	354
Emergent BioSolutions, Inc.* (Biotechnology)	174	440
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	44	225
Empire State Realty Trust, Inc. (Diversified REITs)	443	4,488
Employers Holdings, Inc. (Insurance)	86	3,904
Enact Holdings, Inc. (Financial Services)	99	3,087
Enanta Pharmaceuticals, Inc.* (Biotechnology)	68	1,187
Encore Capital Group, Inc.* (Consumer Finance)	78	3,558
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	548	2,400
Encore Wire Corp. (Electrical Equipment)	50	13,139
Energizer Holdings, Inc. (Household Products)	240	7,066
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	537	3,378
Energy Recovery, Inc.* (Machinery)	187	2,953
Energy Vault Holdings, Inc.* (Electrical Equipment)	332	594
Enerpac Tool Group Corp. (Machinery)	183	6,526
EnerSys (Electrical Equipment)	137	12,941
Enfusion, Inc.* - Class A (Software)	133	1,230
Enhabit, Inc.* (Health Care Providers & Services)	169	1,969
Enliven Therapeutics, Inc.* (Pharmaceuticals)	78	1,372
Ennis, Inc. (Commercial Services & Supplies)	85	1,743
Enova International, Inc.* (Consumer Finance)	95	5,969
Enovix Corp.* (Electrical Equipment)	465	3,725
Enpro, Inc. (Machinery)	70	11,814
Enstar Group, Ltd.* (Insurance)	40	12,430
Enterprise Bancorp, Inc. (Banks)	32	831
Enterprise Financial Services Corp. (Banks)	122	4,948
Entrada Therapeutics, Inc.* (Biotechnology)	72	1,020
Entravision Communications Corp. - Class A (Media)	202	331
Envela Corp.* (Specialty Retail)	25	116
Envestnet, Inc.* (Software)	168	9,729
Enviri Corp.* (Commercial Services & Supplies)	264	2,416
Eos Energy Enterprises, Inc.* (Electrical Equipment)	514	529
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	89	6,990
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,464	18,285
Equity Bancshares, Inc. - Class A (Banks)	49	1,684
Equity Commonwealth* (Office REITs)	342	6,457
Erasca, Inc.* (Biotechnology)	270	556
Escalade, Inc. (Leisure Products)	33	454
ESCO Technologies, Inc. (Machinery)	86	9,206
Esquire Financial Holdings, Inc. (Banks)	23	1,092
ESS Tech, Inc.* (Electrical Equipment)	306	221
ESSA Bancorp, Inc. (Banks)	28	510
Essent Group, Ltd. (Financial Services)	351	20,888
Essential Properties Realty Trust, Inc. (Diversified REITs)	523	13,943
Ethan Allen Interiors, Inc. (Household Durables)	77	2,662
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	114	1,480
Evans Bancorp, Inc. (Banks)	18	537
Eve Holding, Inc.* (Aerospace & Defense)	61	329
Eventbrite, Inc.* - Class A (Interactive Media & Services)	259	1,419
Everbridge, Inc.* (Software)	138	4,807
EverCommerce, Inc.* (Software)	78	735
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	273	2,744
EverQuote, Inc.* - Class A (Interactive Media & Services)	73	1,355
EVERTEC, Inc. (Financial Services)	219	8,738
EVgo, Inc.* (Specialty Retail)	347	871
EVI Industries, Inc. (Trading Companies & Distributors)	22	548
Evolent Health, Inc.* - Class A (Health Care Technology)	377	12,362
Evolus, Inc.* (Pharmaceuticals)	141	1,974
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	104	639
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	382	1,700
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	61	977
ExlService Holdings, Inc.* (Professional Services)	542	17,236

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	239	$2,469
Expensify, Inc.* - Class A (Software)	187	344
Exponent, Inc. (Professional Services)	170	14,057
Expro Group Holdings N.V.* (Energy Equipment & Services)	300	5,991
Extreme Networks, Inc.* (Communications Equipment)	423	4,881
Eyenovia, Inc.* (Pharmaceuticals)	105	104
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	125	2,584
F&G Annuities & Life, Inc. (Insurance)	63	2,555
Fabrinet* (Electronic Equipment, Instruments & Components)	123	23,250
Farmers & Merchants Bancorp, Inc. (Banks)	43	958
Farmers National Banc Corp. (Banks)	122	1,630
Farmland Partners, Inc. (Specialized REITs)	150	1,665
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	64	1,377
Fastly, Inc.* - Class A (IT Services)	410	5,318
Fate Therapeutics, Inc.* (Biotechnology)	284	2,085
FB Financial Corp. (Banks)	119	4,482
Federal Agricultural Mortgage Corp. - Class C (Financial Services)	31	6,103
Federal Signal Corp. (Machinery)	201	17,059
Fennec Pharmaceuticals, Inc.* (Biotechnology)	61	678
FibroGen, Inc.* (Biotechnology)	309	726
Fidelis Insurance Holdings, Ltd. (Insurance)	203	3,954
Fidelity D&D Bancorp, Inc. (Banks)	16	775
Figs, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	428	2,131
Finance Of America Cos., Inc.* - Class A (Financial Services)	179	132
Financial Institutions, Inc. (Banks)	51	960
First Advantage Corp. (Professional Services)	181	2,936
First Bancorp (Banks)	560	9,822
First Bancorp (Banks)	133	4,804
First Bank/Hamilton NJ (Banks)	68	934
First Busey Corp. (Banks)	174	4,185
First Business Financial Services, Inc. (Banks)	26	975
First Commonwealth Financial Corp. (Banks)	339	4,719
First Community Bankshares, Inc. (Banks)	58	2,009
First Community Corp. (Banks)	25	436
First Financial Bancorp (Banks)	316	7,085
First Financial Bankshares, Inc. (Banks)	437	14,337
First Financial Corp. (Banks)	38	1,457
First Foundation, Inc. (Banks)	172	1,299
First Interstate BancSystem, Inc. - Class A (Banks)	277	7,537
First Merchants Corp. (Banks)	198	6,910
First Mid Bancshares, Inc. (Banks)	75	2,451
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	74	1,822
First Western Financial, Inc.* (Banks)	27	394
FirstCash Holdings, Inc. (Consumer Finance)	126	16,070
FiscalNote Holdings, Inc.* (Professional Services)	200	266
Five Star Bancorp (Banks)	43	968
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	100	2,543
Fluence Energy, Inc.* (Electrical Equipment)	196	3,399
Fluor Corp.* (Construction & Engineering)	478	20,210
Flushing Financial Corp. (Banks)	93	1,173
Flywire Corp.* (Financial Services)	356	8,832
Foghorn Therapeutics, Inc.* (Biotechnology)	68	456
Foot Locker, Inc. (Specialty Retail)	275	7,838
Forafric Global PLC* (Food Products)	18	186
Forestar Group, Inc.* (Real Estate Management & Development)	61	2,452
Forge Global Holdings, Inc.* (Capital Markets)	368	710
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	259	11,818
Forrester Research, Inc.* (Professional Services)	39	841
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	32	639
Forward Air Corp. (Air Freight & Logistics)	86	2,676
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	161	164
Four Corners Property Trust, Inc. (Specialized REITs)	303	7,414
Fox Factory Holding Corp.* (Automobile Components)	143	7,446
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	279	3,727
Franklin Covey Co.* (Professional Services)	39	1,531
Franklin Electric Co., Inc. (Machinery)	155	16,556
Fresh Del Monte Produce, Inc. (Food Products)	114	2,954
Freshworks, Inc.* - Class A (Software)	543	9,888
Frontdoor, Inc.* (Diversified Consumer Services)	272	8,862
Frontier Group Holdings, Inc.* (Passenger Airlines)	129	1,046
FRP Holdings, Inc.* (Real Estate Management & Development)	22	1,351
FS Bancorp, Inc. (Banks)	22	764
FTAI Aviation, Ltd. (Trading Companies & Distributors)	334	22,478
FTAI Infrastructure, Inc. (Ground Transportation)	332	2,085
FTC Solar, Inc.* (Electrical Equipment)	240	129
fuboTV, Inc.* (Interactive Media & Services)	949	1,499
FuelCell Energy, Inc.* (Electrical Equipment)	1,524	1,814
Fulgent Genetics, Inc.* (Health Care Providers & Services)	69	1,497
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	110	613
Fulton Financial Corp. (Banks)	539	8,565
Funko, Inc.* - Class A (Leisure Products)	124	774
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	88	708
FVCBankcorp, Inc.* (Banks)	54	658

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Gambling.com Group, Ltd.* (Media)	51	$466
Gannett Co., Inc.* (Media)	483	1,179
GATX Corp. (Trading Companies & Distributors)	119	15,950
GCM Grosvenor, Inc. - Class A (Capital Markets)	142	1,372
Genco Shipping & Trading, Ltd. (Marine Transportation)	141	2,867
Gencor Industries, Inc.* (Machinery)	35	584
Genelux Corp.* (Biotechnology)	64	412
Generation Bio Co.* (Biotechnology)	152	619
Genesco, Inc.* (Specialty Retail)	37	1,041
Genie Energy, Ltd. - Class B (Electric Utilities)	66	995
Gentherm, Inc.* (Automobile Components)	110	6,334
Genworth Financial, Inc.* (Insurance)	1,509	9,703
German American Bancorp, Inc. (Banks)	94	3,256
Geron Corp.* (Biotechnology)	1,716	5,663
Getty Realty Corp. (Retail REITs)	160	4,376
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	793	610
Gibraltar Industries, Inc.* (Building Products)	102	8,214
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	138	4,003
Glacier Bancorp, Inc. (Banks)	374	15,064
Gladstone Commercial Corp. (Diversified REITs)	133	1,841
Gladstone Land Corp. (Specialized REITs)	112	1,494
Glatfelter Corp.* (Paper & Forest Products)	148	296
Glaukos Corp.* (Health Care Equipment & Supplies)	159	14,992
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	108	649
Global Industrial Co. (Trading Companies & Distributors)	44	1,970
Global Medical REIT, Inc. (Health Care REITs)	204	1,785
Global Net Lease, Inc. (Diversified REITs)	652	5,066
Global Water Resources, Inc. (Water Utilities)	39	501
Globalstar, Inc.* (Diversified Telecommunication Services)	2,427	3,568
GMS, Inc.* (Trading Companies & Distributors)	134	13,044
Gogo, Inc.* (Wireless Telecommunication Services)	222	1,949
GoHealth, Inc.* - Class A (Insurance)	14	147
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	332	7,988
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	68	2,504
Golden Ocean Group, Ltd. (Marine Transportation)	413	5,352
Goosehead Insurance, Inc.* - Class A (Insurance)	72	4,797
GoPro, Inc.* - Class A (Household Durables)	423	943
GrafTech International, Ltd. (Electrical Equipment)	650	897
Graham Holdings Co. - Class B (Diversified Consumer Services)	12	9,212
Granite Construction, Inc. (Construction & Engineering)	148	8,455
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	171	816
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	113	735
Gray Television, Inc. (Media)	283	1,789
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	220	1,925
Great Southern Bancorp, Inc. (Banks)	30	1,645
Green Brick Partners, Inc.* (Household Durables)	87	5,240
Green Dot Corp.* - Class A (Consumer Finance)	156	1,455
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	198	4,578
Greene County Bancorp, Inc. (Banks)	23	662
Greenlight Capital Re, Ltd.* - Class A (Insurance)	87	1,085
Greif, Inc. - Class A (Containers & Packaging)	82	5,662
Greif, Inc. - Class B (Containers & Packaging)	17	1,182
Grid Dynamics Holdings, Inc.* (IT Services)	189	2,323
Griffon Corp. (Building Products)	132	9,681
Grindr, Inc.* (Interactive Media & Services)	137	1,388
Gritstone bio, Inc.* (Biotechnology)	302	776
Group 1 Automotive, Inc. (Specialty Retail)	46	13,443
GrowGeneration Corp.* (Specialty Retail)	197	563
Guaranty Bancshares, Inc. (Banks)	27	820
Guardant Health, Inc.* (Health Care Providers & Services)	378	7,798
Guess?, Inc. (Specialty Retail)	94	2,958
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	37	5,924
H&E Equipment Services, Inc. (Trading Companies & Distributors)	108	6,931
H.B. Fuller Co. (Chemicals)	181	14,433
Haemonetics Corp.* (Health Care Equipment & Supplies)	168	14,339
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	77	410
Halozyme Therapeutics, Inc.* (Biotechnology)	435	17,697
Hamilton Insurance Group, Ltd.* - Class B (Insurance)	56	780
Hamilton Lane, Inc. - Class A (Capital Markets)	122	13,756
Hancock Whitney Corp. (Banks)	291	13,397
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	1,180	6,844
Hanmi Financial Corp. (Banks)	102	1,624
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	368	10,451
HarborOne Bancorp, Inc. (Banks)	135	1,439
Harmonic, Inc.* (Communications Equipment)	369	4,959
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	108	3,627
Harrow, Inc.* (Pharmaceuticals)	102	1,349
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	136	577
Haverty Furniture Cos., Inc. (Specialty Retail)	49	1,672

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Hawaiian Holdings, Inc.* (Passenger Airlines)	171	$2,279
Hawkins, Inc. (Chemicals)	65	4,992
Haynes International, Inc. (Metals & Mining)	42	2,525
HBT Financial, Inc. (Banks)	45	857
HCI Group, Inc. (Insurance)	24	2,786
Health Catalyst, Inc.* (Health Care Technology)	191	1,438
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	249	3,108
HealthEquity, Inc.* (Health Care Providers & Services)	285	23,266
HealthStream, Inc. (Health Care Technology)	81	2,159
Heartland Express, Inc. (Ground Transportation)	157	1,875
Heartland Financial USA, Inc. (Banks)	142	4,991
Hecla Mining Co. (Metals & Mining)	2,048	9,851
Heidrick & Struggles International, Inc. (Professional Services)	66	2,222
Helen of Troy, Ltd.* (Household Durables)	80	9,219
Helios Technologies, Inc. (Machinery)	111	4,961
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	482	5,225
Helmerich & Payne, Inc. (Energy Equipment & Services)	326	13,712
Herbalife, Ltd.* (Personal Care Products)	331	3,327
Herc Holdings, Inc. (Trading Companies & Distributors)	95	15,989
Heritage Commerce Corp. (Banks)	199	1,707
Heritage Financial Corp. (Banks)	116	2,249
Heron Therapeutics, Inc.* (Biotechnology)	347	961
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	135	473
Hibbett, Inc. (Specialty Retail)	39	2,996
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	40	631
Hillenbrand, Inc. (Machinery)	235	11,818
HilleVax, Inc.* (Biotechnology)	88	1,463
Hillman Solutions Corp.* (Machinery)	654	6,959
Hilltop Holdings, Inc. (Banks)	157	4,917
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	264	12,463
Himalaya Shipping, Ltd. (Marine Transportation)	102	786
Hims & Hers Health, Inc.* (Health Care Providers & Services)	415	6,420
Hingham Institution For Savings The (Banks)	5	872
Hippo Holdings, Inc.* (Insurance)	36	658
HireQuest, Inc. (Professional Services)	18	233
HireRight Holdings Corp.* (Professional Services)	45	642
HNI Corp. (Commercial Services & Supplies)	155	6,995
Holley, Inc.* (Automobile Components)	177	789
Home Bancorp, Inc. (Banks)	24	919
Home BancShares, Inc. (Banks)	633	15,552
HomeStreet, Inc. (Banks)	61	918
HomeTrust Bancshares, Inc. (Banks)	49	1,340
Hooker Furnishings Corp. (Household Durables)	36	864
Hope Bancorp, Inc. (Banks)	387	4,454
Horace Mann Educators Corp. (Insurance)	138	5,105
Horizon Bancorp, Inc. (Banks)	145	1,860
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	16	2,511
Hub Group, Inc.* - Class A (Air Freight & Logistics)	211	9,120
Hudson Pacific Properties, Inc. (Office REITs)	463	2,986
Hudson Technologies, Inc.* (Trading Companies & Distributors)	147	1,618
Humacyte, Inc.* (Biotechnology)	205	638
Huron Consulting Group, Inc.* (Professional Services)	62	5,990
Hyliion Holdings Corp.* (Machinery)	500	880
Hyster-Yale Materials Handling, Inc. (Machinery)	37	2,374
I3 Verticals, Inc.* - Class A (Financial Services)	75	1,717
i-80 Gold Corp.* (Metals & Mining)	661	886
IBEX Holdings, Ltd.* (Professional Services)	31	478
ICF International, Inc. (Professional Services)	63	9,490
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	97	3,746
Ideaya Biosciences, Inc.* (Biotechnology)	220	9,654
IDT Corp. - Class B (Diversified Telecommunication Services)	51	1,928
IES Holdings, Inc.* (Construction & Engineering)	27	3,284
IGM Biosciences, Inc.* (Biotechnology)	45	434
iHeartMedia, Inc.* - Class A (Media)	348	727
Ikena Oncology, Inc.* (Pharmaceuticals)	104	148
IMAX Corp.* (Entertainment)	151	2,442
Immersion Corp. (Technology Hardware, Storage & Peripherals)	103	770
Immuneering Corp.* - Class A (Biotechnology)	75	217
ImmunityBio, Inc.*(a) (Biotechnology)	444	2,384
Immunovant, Inc.* (Biotechnology)	181	5,848
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	78	10,016
Inari Medical, Inc.* (Health Care Equipment & Supplies)	179	8,588
Independence Realty Trust, Inc. (Residential REITs)	756	12,194
Independent Bank Corp. (Banks)	67	1,698
Independent Bank Corp. (Banks)	148	7,699
Independent Bank Group, Inc. (Banks)	121	5,524
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	505	3,575
Infinera Corp.* (Communications Equipment)	668	4,028
Information Services Group, Inc. (IT Services)	118	477
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	62	531
Ingevity Corp.* (Chemicals)	123	5,867
Ingles Markets, Inc. - Class A (Consumer Staples Distribution & Retail)	48	3,681
Inhibrx, Inc.* (Biotechnology)	115	4,020

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Inmode, Ltd.* (Health Care Equipment & Supplies)	260	$5,619
Innodata, Inc.* (Professional Services)	88	581
Innospec, Inc. (Chemicals)	84	10,831
Innovage Holding Corp.* (Health Care Providers & Services)	63	280
INNOVATE Corp.* (Construction & Engineering)	234	164
Innovative Industrial Properties, Inc. (Industrial REITs)	94	9,733
Innoviva, Inc.* (Pharmaceuticals)	195	2,972
Inogen, Inc.* (Health Care Equipment & Supplies)	78	629
Inozyme Pharma, Inc.* (Biotechnology)	160	1,226
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	94	17,439
Insmed, Inc.* (Biotechnology)	463	12,561
Insperity, Inc. (Professional Services)	119	13,044
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	73	720
Installed Building Products, Inc. (Household Durables)	79	20,439
Insteel Industries, Inc. (Building Products)	63	2,408
Instructure Holdings, Inc.* (Software)	65	1,390
Intapp, Inc.* (Software)	133	4,562
Integer Holdings Corp.* (Health Care Equipment & Supplies)	111	12,951
Integral Ad Science Holding Corp.* (Media)	226	2,253
Intellia Therapeutics, Inc.* (Biotechnology)	300	8,253
Inter Parfums, Inc. (Personal Care Products)	62	8,711
InterDigital, Inc. (Software)	86	9,156
Interface, Inc. (Commercial Services & Supplies)	192	3,229
International Bancshares Corp. (Banks)	180	10,105
International Game Technology PLC (Hotels, Restaurants & Leisure)	364	8,223
International Money Express, Inc.* (Financial Services)	106	2,420
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	136	7,235
inTEST Corp.* (Semiconductors & Semiconductor Equipment)	39	517
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	87	334
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	314	21,728
Intrepid Potash, Inc.* (Chemicals)	36	751
InvenTrust Properties Corp. (Retail REITs)	228	5,862
Invesco Mortgage Capital, Inc. (Mortgage REITs)	164	1,588
Investors Title Co. (Insurance)	4	653
IonQ, Inc.*(a) (Technology Hardware, Storage & Peripherals)	549	5,485
Iovance Biotherapeutics, Inc.* (Biotechnology)	795	11,782
iRadimed Corp. (Health Care Equipment & Supplies)	24	1,056
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	103	11,948
iRobot Corp.* (Household Durables)	92	806
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	464	4,041
Ispire Technology, Inc.* (Tobacco)	59	362
iTeos Therapeutics, Inc.* (Biotechnology)	83	1,132
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	143	706
Itron, Inc.* (Electronic Equipment, Instruments & Components)	153	14,156
Ivanhoe Electric, Inc.* (Metals & Mining)	214	2,097
J & J Snack Foods Corp. (Food Products)	50	7,228
J Jill, Inc.* (Specialty Retail)	15	480
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	66	4,520
Jackson Financial, Inc. - Class A (Financial Services)	268	17,726
JAKKS Pacific, Inc.* (Leisure Products)	25	618
James River Group Holdings, Ltd. (Insurance)	124	1,153
Jamf Holding Corp.* (Software)	237	4,349
Janus International Group, Inc.* (Building Products)	285	4,312
Janux Therapeutics, Inc.* (Biotechnology)	58	2,184
JBG SMITH Properties (Office REITs)	315	5,056
JELD-WEN Holding, Inc.* (Building Products)	285	6,051
JetBlue Airways Corp.* (Passenger Airlines)	1,127	8,362
Joby Aviation, Inc.*(a) (Passenger Airlines)	934	5,006
John B Sanfilippo & Son, Inc. (Food Products)	30	3,178
John Bean Technologies Corp. (Machinery)	107	11,223
John Marshall Bancorp, Inc. (Banks)	42	753
John Wiley & Sons, Inc. - Class A (Media)	121	4,614
Johnson Outdoors, Inc. - Class A (Leisure Products)	18	830
Kadant, Inc. (Machinery)	39	12,796
Kaiser Aluminum Corp. (Metals & Mining)	53	4,736
Kaltura, Inc.* (Software)	288	389
KalVista Pharmaceuticals, Inc.* (Biotechnology)	105	1,245
Kaman Corp. (Aerospace & Defense)	94	4,312
Karat Packaging, Inc. (Trading Companies & Distributors)	23	658
Karyopharm Therapeutics, Inc.* (Biotechnology)	379	572
KB Home (Household Durables)	228	16,161
Kearny Financial Corp. (Banks)	186	1,198
Kelly Services, Inc. - Class A (Professional Services)	105	2,629
Kennametal, Inc. (Machinery)	267	6,659
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	401	3,441
Keros Therapeutics, Inc.* (Biotechnology)	86	5,693
Kezar Life Sciences, Inc.* (Biotechnology)	239	215
Kforce, Inc. (Professional Services)	63	4,443
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	80	1,732
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	121	4,824
Kingsway Financial Services, Inc.* (Insurance)	38	317
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	106	2,091
Kite Realty Group Trust (Retail REITs)	730	15,825

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	197	$1,982
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	42	325
Knife River Corp.* (Construction Materials)	190	15,405
Knowles Corp.* (Electronic Equipment, Instruments & Components)	298	4,798
Kodiak Gas Services, Inc. (Energy Equipment & Services)	53	1,449
Kodiak Sciences, Inc.* (Biotechnology)	109	573
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	188	11,328
Koppers Holdings, Inc. (Chemicals)	68	3,752
Korn Ferry (Professional Services)	175	11,508
KORU Medical Systems, Inc.* (Health Care Equipment & Supplies)	115	271
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,530	9,119
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	483	8,878
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	293	4,464
Kronos Worldwide, Inc. (Chemicals)	74	873
Krystal Biotech, Inc.* (Biotechnology)	72	12,811
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	186	9,358
Kura Oncology, Inc.* (Biotechnology)	236	5,034
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	20	2,303
KVH Industries, Inc.* (Communications Equipment)	63	321
Kymera Therapeutics, Inc.* (Biotechnology)	137	5,507
Ladder Capital Corp. (Mortgage REITs)	380	4,229
Lakeland Bancorp, Inc. (Banks)	209	2,529
Lakeland Financial Corp. (Banks)	83	5,505
Lancaster Colony Corp. (Food Products)	65	13,497
Lands' End, Inc.* (Specialty Retail)	49	534
Landsea Homes Corp.* (Household Durables)	66	959
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	228	14,191
LanzaTech Global, Inc.* (Commercial Services & Supplies)	69	214
Larimar Therapeutics, Inc.* (Biotechnology)	87	660
Latham Group, Inc.* (Leisure Products)	130	515
Laureate Education, Inc. (Diversified Consumer Services)	439	6,396
La-Z-Boy, Inc. (Household Durables)	146	5,493
Lazydays Holdings, Inc.* (Specialty Retail)	26	105
LCI Industries (Automobile Components)	83	10,214
LCNB Corp. (Banks)	40	638
Legacy Housing Corp.* (Household Durables)	36	775
Legalzoom.com, Inc.* (Professional Services)	448	5,976
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	66	4,380
Lemonade, Inc.*(a) (Insurance)	170	2,790
LendingClub Corp.* (Consumer Finance)	364	3,200
LendingTree, Inc.* (Consumer Finance)	36	1,524
Lenz Therapeutics, Inc. (Biotechnology)	13	300
Leonardo DRS, Inc.* (Aerospace & Defense)	230	5,081
Leslie's, Inc.* (Specialty Retail)	595	3,868
Lexeo Therapeutics, Inc.* (Biotechnology)	34	533
Lexicon Pharmaceuticals, Inc.*(a) (Biotechnology)	310	744
LGI Homes, Inc.* (Household Durables)	70	8,146
Liberty Energy, Inc. (Energy Equipment & Services)	551	11,417
Liberty Latin America, Ltd.* - Class A (Diversified Telecommunication Services)	116	809
Liberty Latin America, Ltd.* - Class C (Diversified Telecommunication Services)	461	3,222
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	467	481
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	150	2,328
LifeStance Health Group, Inc.* (Health Care Providers & Services)	356	2,197
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	56	4,094
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	303	30,933
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	392	1,835
Limbach Holdings, Inc.* (Construction & Engineering)	31	1,284
Limoneira Co. (Food Products)	59	1,154
Lincoln Educational Services Corp.* (Diversified Consumer Services)	79	816
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	117	1,092
Lindsay Corp. (Machinery)	37	4,353
Lineage Cell Therapeutics, Inc.* (Biotechnology)	444	657
Lions Gate Entertainment Corp.* - Class A (Entertainment)	195	1,940
Lions Gate Entertainment Corp.* - Class B (Entertainment)	404	3,761
Liquidia Corp.* (Pharmaceuticals)	169	2,493
Liquidity Services, Inc.* (Commercial Services & Supplies)	77	1,432
LivaNova PLC* (Health Care Equipment & Supplies)	182	10,181
Live Oak Bancshares, Inc. (Banks)	113	4,691
LivePerson, Inc.* (Software)	263	262
LiveRamp Holdings, Inc.* (Software)	216	7,452
Livewire Group, Inc.* (Automobiles)	64	463
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	83	1,793
Loop Media, Inc.* (Entertainment)	132	48
LSB Industries, Inc.* (Chemicals)	180	1,580
LSI Industries, Inc. (Electrical Equipment)	94	1,421
LTC Properties, Inc. (Health Care REITs)	137	4,454
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	3,378	5,270
Luminar Technologies, Inc.*(a) (Automobile Components)	975	1,921
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	109	349
Luxfer Holdings PLC (Machinery)	90	933
LXP Industrial Trust (Industrial REITs)	971	8,758
Lyell Immunopharma, Inc.* (Biotechnology)	581	1,296
M.D.C Holdings, Inc. (Household Durables)	201	12,645
M/I Homes, Inc.* (Household Durables)	90	12,266
Macatawa Bank Corp. (Banks)	88	862

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	186	$17,789
MacroGenics, Inc.* (Biotechnology)	204	3,003
Madison Square Garden Entertainment Corp.* (Entertainment)	133	5,215
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	50	13,352
Magnite, Inc.* (Media)	453	4,870
Magnolia Oil & Gas Corp. - Class A (Oil, Gas & Consumable Fuels)	593	15,388
Maiden Holdings, Ltd.* (Insurance)	304	684
MainStreet Bancshares, Inc. (Banks)	23	418
Malibu Boats, Inc.* - Class A (Leisure Products)	68	2,943
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	78	284
MannKind Corp.* (Biotechnology)	874	3,959
Marathon Digital Holdings, Inc.* (Software)	751	16,958
Marcus & Millichap, Inc. (Real Estate Management & Development)	80	2,734
Marine Products Corp. (Leisure Products)	28	329
MarineMax, Inc.* (Specialty Retail)	73	2,428
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	183	1,654
MarketWise, Inc. (Capital Markets)	108	187
Marqeta, Inc.* - Class A (Financial Services)	1,581	9,423
Marten Transport, Ltd. (Ground Transportation)	195	3,604
Masonite International Corp.* (Building Products)	73	9,596
Masterbrand, Inc.* (Building Products)	429	8,039
MasterCraft Boat Holdings, Inc.* (Leisure Products)	57	1,352
Matador Resources Co. (Oil, Gas & Consumable Fuels)	380	25,373
Materion Corp. (Metals & Mining)	69	9,091
Mativ Holdings, Inc. (Chemicals)	180	3,375
Matson, Inc. (Marine Transportation)	116	13,038
Matterport, Inc.* (Software)	868	1,962
Matthews International Corp. - Class A (Commercial Services & Supplies)	100	3,108
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	25	542
MaxCyte, Inc.* (Life Sciences Tools & Services)	293	1,228
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	99	330
Maximus, Inc. (Professional Services)	204	17,116
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	255	4,761
Mayville Engineering Co., Inc.* (Machinery)	38	545
MBIA, Inc. (Insurance)	151	1,021
McGrath RentCorp (Trading Companies & Distributors)	83	10,240
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	77	1,568
Medifast, Inc. (Personal Care Products)	36	1,380
MeiraGTx Holdings PLC* (Biotechnology)	109	662
Mercantile Bank Corp. (Banks)	53	2,040
Merchants Bancorp (Financial Services)	53	2,289
Mercury General Corp. (Insurance)	90	4,644
MeridianLink, Inc.* (Software)	86	1,608
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	191	14,468
Meritage Homes Corp. (Household Durables)	122	21,405
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	35	517
Mersana Therapeutics, Inc.* (Biotechnology)	371	1,662
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	17	1,865
Metallus, Inc.* (Metals & Mining)	143	3,182
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	113	1,376
Metrocity Bankshares, Inc. (Banks)	61	1,523
Metropolitan Bank Holding Corp.* (Banks)	35	1,348
MFA Financial, Inc. (Mortgage REITs)	343	3,914
MGE Energy, Inc. (Electric Utilities)	122	9,604
MGP Ingredients, Inc. (Beverages)	53	4,565
MicroStrategy, Inc.* (Software)	50	85,227
Microvast Holdings, Inc.* (Machinery)	737	617
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	640	1,178
Mid Penn Bancorp, Inc. (Banks)	48	960
Middlefield Banc Corp. (Banks)	26	621
Middlesex Water Co. (Water Utilities)	59	3,098
Midland States Bancorp, Inc. (Banks)	70	1,759
MidWestOne Financial Group, Inc. (Banks)	48	1,125
Miller Industries, Inc. (Machinery)	37	1,854
MillerKnoll, Inc. (Commercial Services & Supplies)	247	6,116
MiMedx Group, Inc.* (Biotechnology)	387	2,980
Minerals Technologies, Inc. (Chemicals)	109	8,206
Mineralys Therapeutics, Inc.* (Biotechnology)	65	839
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	671	7,629
Mirum Pharmaceuticals, Inc.* (Biotechnology)	83	2,085
Mission Produce, Inc.* (Food Products)	162	1,923
Mistras Group, Inc.* (Professional Services)	70	669
Mitek Systems, Inc.* (Software)	146	2,059
Model N, Inc.* (Software)	129	3,673
Modine Manufacturing Co.* (Automobile Components)	172	16,372
ModivCare, Inc.* (Health Care Providers & Services)	43	1,008
Moelis & Co. - Class A (Capital Markets)	224	12,715
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	45	3,375
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	155	358
Monro, Inc. (Specialty Retail)	99	3,122
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	223	928
Monte Rosa Therapeutics, Inc.* (Biotechnology)	104	733
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	94	3,682

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Moog, Inc. - Class A (Aerospace & Defense)	97	$15,485
Morphic Holding, Inc.* (Biotechnology)	128	4,506
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	51	1,424
Mr. Cooper Group, Inc.* (Financial Services)	216	16,837
MRC Global, Inc.* (Trading Companies & Distributors)	281	3,532
Mueller Industries, Inc. (Machinery)	376	20,277
Mueller Water Products, Inc. - Class A (Machinery)	520	8,367
Multiplan Corp.* (Health Care Technology)	1,289	1,046
Mural Oncology PLC* (Biotechnology)	56	274
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	487	22,256
MVB Financial Corp. (Banks)	38	848
Myers Industries, Inc. (Containers & Packaging)	123	2,850
MYR Group, Inc.* (Construction & Engineering)	55	9,721
Myriad Genetics, Inc.* (Biotechnology)	294	6,268
N-able, Inc.* (Software)	234	3,058
Nabors Industries, Ltd.* (Energy Equipment & Services)	31	2,670
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	14	423
Nano-X Imaging, Ltd.*(a) (Health Care Equipment & Supplies)	160	1,563
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	111	4,458
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	9	637
National Bank Holdings Corp. - Class A (Banks)	123	4,437
National Bankshares, Inc. (Banks)	19	635
National Beverage Corp.* (Beverages)	79	3,749
National Health Investors, Inc. (Health Care REITs)	140	8,796
National HealthCare Corp. (Health Care Providers & Services)	42	3,969
National Presto Industries, Inc. (Aerospace & Defense)	17	1,425
National Research Corp. (Health Care Providers & Services)	48	1,901
National Vision Holdings, Inc.* (Specialty Retail)	260	5,762
National Western Life Group, Inc. - Class A (Insurance)	8	3,936
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	31	560
Nature's Sunshine Products, Inc.* (Personal Care Products)	44	914
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	169	497
Navient Corp. (Consumer Finance)	280	4,872
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	379	1,808
NBT Bancorp, Inc. (Banks)	154	5,649
Nelnet, Inc. - Class A (Consumer Finance)	43	4,070
Neogen Corp.* (Health Care Equipment & Supplies)	730	11,519
NeoGenomics, Inc.* (Health Care Providers & Services)	427	6,712
NerdWallet, Inc.* - Class A (Consumer Finance)	113	1,661
Nerdy, Inc.* (Diversified Consumer Services)	217	631
NETGEAR, Inc.* (Communications Equipment)	97	1,530
NetScout Systems, Inc.* (Communications Equipment)	229	5,001
NETSTREIT Corp. (Retail REITs)	232	4,262
Neumora Therapeutics, Inc.* (Pharmaceuticals)	50	688
Nevro Corp.* (Health Care Equipment & Supplies)	120	1,733
New Jersey Resources Corp. (Gas Utilities)	326	13,989
New York Mortgage Trust, Inc. (Mortgage REITs)	305	2,196
Newmark Group, Inc. - Class A (Real Estate Management & Development)	455	5,046
Newpark Resources, Inc.* (Energy Equipment & Services)	251	1,812
NewtekOne, Inc. (Financial Services)	78	858
NexPoint Diversified Real Estate Trust (Diversified REITs)	105	693
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	27	388
NexPoint Residential Trust, Inc. (Residential REITs)	76	2,446
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	262	1,488
Nextdoor Holdings, Inc.* (Interactive Media & Services)	501	1,127
NextNav, Inc.* (Software)	188	1,237
NEXTracker, Inc.* - Class A (Electrical Equipment)	422	23,746
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	146	232
NI Holdings, Inc.* (Insurance)	27	409
Nicolet Bankshares, Inc. (Banks)	44	3,784
Nikola Corp.*(a) (Machinery)	2,475	2,574
NioCorp Developments, Ltd.* (Metals & Mining)	7	19
Nkarta, Inc.* (Biotechnology)	101	1,092
NL Industries, Inc. (Commercial Services & Supplies)	28	205
nLight, Inc.* (Electronic Equipment, Instruments & Components)	150	1,950
NMI Holdings, Inc.* - Class A (Financial Services)	267	8,635
Noble Corp. PLC (Energy Equipment & Services)	378	18,329
Noodles & Co.* (Hotels, Restaurants & Leisure)	130	248
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	688	2,697
Northeast Bank (Banks)	23	1,273
Northeast Community Bancorp, Inc. (Banks)	42	661
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	295	11,706
Northfield Bancorp, Inc. (Banks)	133	1,293
Northrim Bancorp, Inc. (Banks)	18	909
Northwest Bancshares, Inc. (Banks)	427	4,975

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Northwest Natural Holding Co. (Gas Utilities)	123	$4,578
Northwest Pipe Co.* (Construction & Engineering)	33	1,144
Northwestern Energy Group, Inc. (Multi-Utilities)	207	10,543
Norwood Financial Corp. (Banks)	24	653
Novagold Resources, Inc.* (Metals & Mining)	810	2,430
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	120	20,973
Novavax, Inc.*(a) (Biotechnology)	379	1,812
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	167	2,310
Nurix Therapeutics, Inc.* (Biotechnology)	159	2,337
NuScale Power Corp.* (Electrical Equipment)	187	993
Nuvalent, Inc.* - Class A (Biotechnology)	89	6,683
Nuvation Bio, Inc.* (Pharmaceuticals)	488	1,776
Nuvectis Pharma, Inc.* (Biotechnology)	25	205
NV5 Global, Inc.* (Professional Services)	47	4,606
NVE Corp. (Semiconductors & Semiconductor Equipment)	16	1,443
Oak Valley Bancorp (Banks)	23	570
Ocean Biomedical, Inc.* (Biotechnology)	29	110
Oceaneering International, Inc.* (Energy Equipment & Services)	337	7,886
OceanFirst Financial Corp. (Banks)	195	3,200
Ocular Therapeutix, Inc.* (Pharmaceuticals)	387	3,522
Ocwen Financial Corp.* (Financial Services)	22	594
Office Properties Income Trust (Office REITs)	161	328
OFG Bancorp (Banks)	155	5,706
O-I Glass, Inc.* (Containers & Packaging)	521	8,644
Oil States International, Inc.* (Energy Equipment & Services)	211	1,300
Oil-Dri Corp. of America (Household Products)	16	1,193
Old National Bancorp (Banks)	1,059	18,436
Old Second Bancorp, Inc. (Banks)	145	2,007
Olema Pharmaceuticals, Inc.* (Biotechnology)	90	1,019
Olo, Inc.* - Class A (Software)	347	1,905
Olympic Steel, Inc. (Metals & Mining)	33	2,339
Omega Flex, Inc. (Machinery)	11	780
Omega Therapeutics, Inc.* (Biotechnology)	82	299
Omeros Corp.* (Pharmaceuticals)	204	704
OmniAb, Inc.* (Life Sciences Tools & Services)	312	1,691
Omnicell, Inc.* (Health Care Equipment & Supplies)	151	4,414
ON24, Inc. (Software)	98	700
ONE Gas, Inc. (Gas Utilities)	185	11,938
One Liberty Properties, Inc. (Diversified REITs)	54	1,220
OneSpan, Inc.* (Software)	134	1,558
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	280	3,704
OneWater Marine, Inc.* (Specialty Retail)	39	1,098
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	164	29,697
Ooma, Inc.* (Diversified Telecommunication Services)	81	691
Open Lending Corp.* (Capital Markets)	333	2,085
Opendoor Technologies, Inc.* (Real Estate Management & Development)	1,893	5,736
OPENLANE, Inc.* (Commercial Services & Supplies)	358	6,193
OPKO Health, Inc.* (Health Care Providers & Services)	1,351	1,621
OppFi, Inc.* (Consumer Finance)	36	90
OptimizeRx Corp.* (Health Care Technology)	53	644
Optinose, Inc.* (Pharmaceuticals)	246	359
Option Care Health, Inc.* (Health Care Providers & Services)	562	18,849
Orange County Bancorp, Inc. (Banks)	17	782
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	241	1,482
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	49	258
Orchid Island Capital, Inc. (Mortgage REITs)	173	1,545
Organogenesis Holdings, Inc.* (Biotechnology)	235	667
ORIC Pharmaceuticals, Inc.* (Biotechnology)	131	1,801
Origin Bancorp, Inc. (Banks)	98	3,062
Origin Materials, Inc.* (Chemicals)	392	200
Orion Office REIT, Inc. (Office REITs)	189	663
Orion SA (Chemicals)	186	4,375
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	181	11,980
Orrstown Financial Services, Inc. (Banks)	34	910
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	118	1,713
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	53	1,545
Oscar Health, Inc.* - Class A (Insurance)	540	8,030
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	54	7,712
Otter Tail Corp. (Electric Utilities)	138	11,923
Outbrain, Inc.* (Interactive Media & Services)	135	533
Outfront Media, Inc. (Specialized REITs)	495	8,311
Outlook Therapeutics, Inc.* (Biotechnology)	26	310
Outset Medical, Inc.* (Health Care Equipment & Supplies)	167	371
Overseas Shipholding Group, Inc. - Class A (Oil, Gas & Consumable Fuels)	195	1,248
Ovid Therapeutics, Inc.* (Biotechnology)	200	610
Owens & Minor, Inc.* (Health Care Providers & Services)	249	6,900
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	50	5,620
P10, Inc. - Class A (Capital Markets)	146	1,229
P3 Health Partners, Inc.* (Health Care Providers & Services)	139	143
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	844	3,164
Pacific Premier Bancorp, Inc. (Banks)	318	7,632
Pacira BioSciences, Inc.* (Pharmaceuticals)	153	4,471

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Pactiv Evergreen, Inc. (Containers & Packaging)	134	$1,919
PagerDuty, Inc.* (Software)	299	6,781
Pagseguro Digital, Ltd.* - Class A (Financial Services)	666	9,510
Palomar Holdings, Inc.* (Insurance)	82	6,874
PAM Transportation Services, Inc.* (Ground Transportation)	21	340
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	122	850
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	110	7,326
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	185	6,856
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	91	4,128
Paragon 28, Inc.* (Health Care Equipment & Supplies)	147	1,815
Paramount Group, Inc. (Office REITs)	620	2,908
Park Aerospace Corp. (Aerospace & Defense)	62	1,031
Park National Corp. (Banks)	48	6,521
Parke Bancorp, Inc. (Banks)	35	603
Park-Ohio Holdings Corp. (Machinery)	29	774
Parsons Corp.* (Professional Services)	138	11,447
Pathward Financial, Inc. (Banks)	87	4,392
Patria Investments, Ltd. - Class A (Capital Markets)	186	2,760
Patrick Industries, Inc. (Automobile Components)	71	8,482
Patterson Cos., Inc. (Health Care Providers & Services)	280	7,742
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,185	14,149
Payoneer Global, Inc.* (Financial Services)	888	4,316
Paysafe, Ltd.* (Financial Services)	109	1,721
Paysign, Inc.* (Financial Services)	109	399
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	370	21,301
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	38	2,505
PCB Bancorp (Banks)	37	604
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	104	3,502
PDS Biotechnology Corp.* (Biotechnology)	95	376
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	378	9,170
Peakstone Realty Trust (Office REITs)	121	1,952
Peapack-Gladstone Financial Corp. (Banks)	57	1,387
Pebblebrook Hotel Trust (Hotel & Resort REITs)	399	6,149
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	282	2,828
Penns Woods Bancorp, Inc. (Banks)	24	466
PennyMac Financial Services, Inc. (Financial Services)	86	7,834
PennyMac Mortgage Investment Trust (Mortgage REITs)	291	4,272
Peoples Bancorp, Inc. (Banks)	117	3,464
Peoples Financial Services Corp. (Banks)	23	992
PepGen, Inc.* (Biotechnology)	34	500
Perdoceo Education Corp. (Diversified Consumer Services)	219	3,846
Perella Weinberg Partners (Capital Markets)	141	1,992
Perficient, Inc.* (IT Services)	115	6,473
Performant Financial Corp.* (Commercial Services & Supplies)	230	676
Perimeter Solutions SA* (Chemicals)	506	3,755
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,529	27,001
Perpetua Resources Corp.* (Metals & Mining)	127	528
PetIQ, Inc.* (Health Care Providers & Services)	92	1,682
PetMed Express, Inc. (Specialty Retail)	69	331
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	107	1,136
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	69	892
Phillips Edison & Co., Inc. (Retail REITs)	403	14,456
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	205	5,806
Phreesia, Inc.* (Health Care Technology)	178	4,260
Piedmont Lithium, Inc.* (Metals & Mining)	60	799
Piedmont Office Realty Trust, Inc. - Class A (Office REITs)	414	2,910
Pioneer Bancorp, Inc.* (Banks)	39	383
Piper Sandler Cos. (Capital Markets)	58	11,512
Pitney Bowes, Inc. (Commercial Services & Supplies)	588	2,546
PJT Partners, Inc. - Class A (Capital Markets)	80	7,541
Planet Labs PBC* (Professional Services)	587	1,497
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	127	1,140
Playstudios, Inc.* (Entertainment)	291	809
Plexus Corp.* (Electronic Equipment, Instruments & Components)	92	8,723
Pliant Therapeutics, Inc.* (Pharmaceuticals)	191	2,846
Plumas Bancorp (Banks)	18	662
Plymouth Industrial REIT, Inc. (Industrial REITs)	153	3,443
PMV Pharmaceuticals, Inc.* (Biotechnology)	137	233
PNM Resources, Inc. (Electric Utilities)	287	10,803
Ponce Financial Group, Inc.* (Banks)	65	579
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	152	2,155
Portland General Electric Co. (Electric Utilities)	341	14,322
Poseida Therapeutics, Inc.* (Biotechnology)	228	727
Postal Realty Trust, Inc. - Class A (Office REITs)	68	974
Potbelly Corp.* (Hotels, Restaurants & Leisure)	87	1,054
PotlatchDeltic Corp. (Specialized REITs)	265	12,461
Powell Industries, Inc. (Electrical Equipment)	31	4,411
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	190	13,595
PowerSchool Holdings, Inc.* (Software)	190	4,045
PRA Group, Inc.* (Consumer Finance)	129	3,364
Precigen, Inc.* (Biotechnology)	441	639
Preferred Bank (Banks)	43	3,301

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Preformed Line Products Co. (Electrical Equipment)	8	$1,029
Prelude Therapeutics, Inc.* (Biotechnology)	50	237
Premier Financial Corp. (Banks)	119	2,416
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	167	12,117
Presto Automation, Inc.* (Electronic Equipment, Instruments & Components)	14	2
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	85	7,140
Prime Medicine, Inc.* (Biotechnology)	133	931
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	2	201
Primis Financial Corp. (Banks)	68	828
Primo Water Corp. (Beverages)	525	9,560
Primoris Services Corp. (Construction & Engineering)	178	7,577
Princeton Bancorp, Inc. (Banks)	17	523
Priority Technology Holdings, Inc.* (Financial Services)	59	193
Privia Health Group, Inc.* (Health Care Providers & Services)	377	7,385
ProAssurance Corp. (Insurance)	171	2,199
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	135	6,672
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	87	727
PROG Holdings, Inc. (Consumer Finance)	148	5,097
Progress Software Corp. (Software)	148	7,890
Progyny, Inc.* (Health Care Providers & Services)	266	10,148
ProKidney Corp.* (Biotechnology)	151	248
ProPetro Holding Corp.* (Energy Equipment & Services)	316	2,553
PROS Holdings, Inc.* (Software)	150	5,450
Protagonist Therapeutics, Inc.* (Biotechnology)	191	5,526
Protalix BioTherapeutics, Inc.* (Biotechnology)	226	285
Prothena Corp. PLC* (Biotechnology)	141	3,493
Proto Labs, Inc.* (Machinery)	87	3,110
Provident Financial Services, Inc. (Banks)	246	3,584
PTC Therapeutics, Inc.* (Biotechnology)	241	7,011
PubMatic, Inc.* - Class A (Media)	140	3,321
Pulmonx Corp.* (Health Care Equipment & Supplies)	125	1,159
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	54	470
Pure Cycle Corp.* (Water Utilities)	70	665
PureCycle Technologies, Inc.* (Chemicals)	389	2,420
Purple Innovation, Inc. (Household Durables)	184	320
Q2 Holdings, Inc.* (Software)	191	10,039
QCR Holdings, Inc. (Banks)	55	3,341
Quad/Graphics, Inc. (Commercial Services & Supplies)	103	547
Quaker Chemical Corp. (Chemicals)	47	9,647
Qualys, Inc.* (Software)	125	20,858
Quanex Building Products Corp. (Building Products)	111	4,266
Quanterix Corp.* (Life Sciences Tools & Services)	119	2,804
Quantum-Si, Inc.* (Life Sciences Tools & Services)	341	672
QuinStreet, Inc.* (Interactive Media & Services)	177	3,126
Quipt Home Medical Corp.* (Health Care Providers & Services)	137	599
Qurate Retail, Inc.* - Class B (Broadline Retail)	4	18
Rackspace Technology, Inc.* (IT Services)	212	335
Radian Group, Inc. (Financial Services)	515	17,237
Radiant Logistics, Inc.* (Air Freight & Logistics)	120	650
Radius Recycling, Inc. (Metals & Mining)	88	1,859
RadNet, Inc.* (Health Care Providers & Services)	202	9,829
Rallybio Corp.* (Biotechnology)	102	189
Ramaco Resources, Inc. - Class A (Metals & Mining)	75	1,263
Ramaco Resources, Inc. - Class B (Metals & Mining)	15	188
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	361	22,313
Ranger Energy Services, Inc. (Energy Equipment & Services)	49	553
Ranpak Holdings Corp.* (Containers & Packaging)	145	1,141
Rapid7, Inc.* (Software)	203	9,955
RAPT Therapeutics, Inc.* (Biotechnology)	99	889
Rayonier Advanced Materials, Inc.* (Chemicals)	214	1,023
RBB Bancorp (Banks)	55	991
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	29	1,682
RE/MAX Holdings, Inc. (Real Estate Management & Development)	59	517
Ready Capital Corp. (Mortgage REITs)	537	4,903
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	467	4,656
Red River Bancshares, Inc. (Banks)	16	797
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	51	391
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	160	9,571
Red Violet, Inc.* (Software)	37	723
Redfin Corp.* (Real Estate Management & Development)	371	2,467
Redwire Corp.* (Aerospace & Defense)	26	114
Redwood Trust, Inc. (Mortgage REITs)	441	2,809
REGENXBIO, Inc.* (Biotechnology)	138	2,908
Regional Management Corp. (Consumer Finance)	27	654
Relay Therapeutics, Inc.* (Biotechnology)	317	2,631
Remitly Global, Inc.* (Financial Services)	456	9,457
Renasant Corp. (Banks)	185	5,794
Reneo Pharmaceuticals, Inc.* (Biotechnology)	43	71
Rent the Runway, Inc.* - Class A (Specialty Retail)	172	59
Repay Holdings Corp.* (Financial Services)	278	3,058
Replimune Group, Inc.* (Biotechnology)	166	1,356
Republic Bancorp, Inc. - Class A (Banks)	29	1,479
Reservoir Media, Inc.* (Entertainment)	66	523

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Resideo Technologies, Inc.* (Building Products)	491	$11,008
Resources Connection, Inc. (Professional Services)	109	1,434
Retail Opportunity Investments Corp. (Retail REITs)	413	5,295
REV Group, Inc. (Machinery)	106	2,342
Revance Therapeutics, Inc.* (Pharmaceuticals)	293	1,442
REVOLUTION Medicines, Inc.* (Biotechnology)	467	15,051
Revolve Group, Inc.* (Specialty Retail)	133	2,816
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	52	3,053
RGC Resources, Inc. (Gas Utilities)	27	546
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	179	7,756
Ribbon Communications, Inc.* (Communications Equipment)	298	954
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	41	378
Rigel Pharmaceuticals, Inc.* (Biotechnology)	573	848
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	30	990
Rimini Street, Inc.* (Software)	175	571
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	402	788
Riot Platforms, Inc.* (Software)	663	8,115
RLJ Lodging Trust (Hotel & Resort REITs)	514	6,075
Rocket Lab USA, Inc.* (Aerospace & Defense)	949	3,900
Rocket Pharmaceuticals, Inc.* (Biotechnology)	210	5,657
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	23	624
Rogers Corp.* (Electronic Equipment, Instruments & Components)	58	6,884
RPC, Inc. (Energy Equipment & Services)	285	2,206
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	203	10,865
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	31	1,652
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	217	1,413
RXO, Inc.* (Ground Transportation)	390	8,529
RxSight, Inc.* (Health Care Equipment & Supplies)	95	4,900
Ryerson Holding Corp. (Metals & Mining)	94	3,149
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	196	22,660
S&T Bancorp, Inc. (Banks)	128	4,106
Sabra Health Care REIT, Inc. (Health Care REITs)	776	11,461
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,110	2,686
Safe Bulkers, Inc. (Marine Transportation)	222	1,101
Safehold, Inc. (Specialized REITs)	163	3,358
Safety Insurance Group, Inc. (Insurance)	48	3,945
Sage Therapeutics, Inc.* (Biotechnology)	177	3,317
Sagimet Biosciences, Inc.* - Class A (Biotechnology)	77	417
Sally Beauty Holdings, Inc.* (Specialty Retail)	360	4,471
Sana Biotechnology, Inc.* (Biotechnology)	321	3,210
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	13	481
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	107	1,559
Sandy Spring Bancorp, Inc. (Banks)	147	3,407
Sangamo Therapeutics, Inc.* (Biotechnology)	499	334
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	185	11,503
Sapiens International Corp. N.V. (Software)	103	3,312
Saul Centers, Inc. (Retail REITs)	39	1,501
Savara, Inc.* (Biotechnology)	303	1,509
Savers Value Village, Inc.* (Broadline Retail)	87	1,677
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	83	3,655
Scholar Rock Holding Corp.* (Biotechnology)	193	3,428
Scholastic Corp. (Media)	86	3,243
Schrodinger, Inc.* (Health Care Technology)	183	4,941
Scilex Holding Co.* (Pharmaceuticals)	198	315
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	160	11,448
scPharmaceuticals, Inc.* (Pharmaceuticals)	97	487
Seacoast Banking Corp. of Florida (Banks)	282	7,160
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	81	1,129
Seadrill, Ltd.* (Energy Equipment & Services)	157	7,897
Security National Financial Corp.* - Class A (Financial Services)	42	332
Seer, Inc.* (Life Sciences Tools & Services)	196	372
Select Medical Holdings Corp. (Health Care Providers & Services)	348	10,492
Select Water Solutions, Inc. (Energy Equipment & Services)	268	2,474
Selective Insurance Group, Inc. (Insurance)	202	22,051
Selectquote, Inc.* (Insurance)	457	914
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	15	438
SEMrush Holdings, Inc.* - Class A (Software)	106	1,406
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	214	5,883
Seneca Foods Corp.* - Class A (Food Products)	16	910
Sensient Technologies Corp. (Chemicals)	141	9,756
Seres Therapeutics, Inc.* (Biotechnology)	329	255
Service Properties Trust (Hotel & Resort REITs)	553	3,749
ServisFirst Bancshares, Inc. (Banks)	171	11,347
SES AI Corp.* (Electrical Equipment)	418	702
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	386	5,087
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	127	13,212
Sharecare, Inc.* (Health Care Technology)	1,018	781
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	163	2,831
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	575	6,429
Shoe Carnival, Inc. (Specialty Retail)	61	2,235

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Shore Bancshares, Inc. (Banks)	100	$1,150
Shutterstock, Inc. (Interactive Media & Services)	83	3,802
SI-BONE, Inc.* (Health Care Equipment & Supplies)	133	2,177
Sierra Bancorp (Banks)	45	909
SIGA Technologies, Inc. (Pharmaceuticals)	154	1,318
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	72	380
Signet Jewelers, Ltd. (Specialty Retail)	146	14,610
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	106	15,234
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	129	2,363
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	78	2,663
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	32	506
Simmons First National Corp. - Class A (Banks)	416	8,095
Simpson Manufacturing Co., Inc. (Building Products)	144	29,545
Simulations Plus, Inc. (Health Care Technology)	53	2,181
Sinclair, Inc. (Media)	111	1,495
SiriusPoint, Ltd.* (Insurance)	239	3,038
SITE Centers Corp. (Retail REITs)	639	9,361
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	60	5,594
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable Fuels)	276	6,823
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	245	6,448
SJW Group (Water Utilities)	107	6,055
Skillsoft Corp.* (Professional Services)	15	135
Skyline Champion Corp.* (Household Durables)	181	15,387
Skyward Specialty Insurance Group, Inc.* (Insurance)	100	3,741
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	62	631
SkyWest, Inc.* (Passenger Airlines)	136	9,396
SKYX Platforms Corp.* (Electrical Equipment)	210	275
SL Green Realty Corp. (Office REITs)	217	11,963
Sleep Number Corp.* (Specialty Retail)	72	1,154
SM Energy Co. (Oil, Gas & Consumable Fuels)	388	19,342
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	173	4,553
SmartFinancial, Inc. (Banks)	53	1,117
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	629	1,686
Smith & Wesson Brands, Inc. (Leisure Products)	153	2,656
Snap One Holdings Corp.* (Household Durables)	61	526
Solaris Oilfield Infrastructure, Inc. - Class A (Energy Equipment & Services)	98	850
SolarWinds Corp.* (Software)	173	2,183
Solid Power, Inc.* (Automobile Components)	519	1,054
Solo Brands, Inc.* - Class A (Leisure Products)	67	145
Sonic Automotive, Inc. - Class A (Specialty Retail)	49	2,790
Sonos, Inc.* (Household Durables)	415	7,910
SoundHound AI, Inc.* - Class A (Software)	462	2,721
SoundThinking, Inc.* (Software)	33	524
South Plains Financial, Inc. (Banks)	39	1,044
Southern First Bancshares, Inc.* (Banks)	26	826
Southern Missouri Bancorp, Inc. (Banks)	32	1,399
Southern States Bancshares, Inc. (Banks)	25	648
Southland Holdings, Inc.* (Construction & Engineering)	14	72
Southside Bancshares, Inc. (Banks)	96	2,806
SouthState Corp. (Banks)	255	21,682
Southwest Gas Holdings, Inc. (Gas Utilities)	209	15,911
SP Plus Corp.* (Commercial Services & Supplies)	66	3,447
SpartanNash Co. (Consumer Staples Distribution & Retail)	116	2,344
Sphere Entertainment Co.* (Entertainment)	89	4,368
Spire, Inc. (Gas Utilities)	175	10,740
Spirit Airlines, Inc.(a) (Passenger Airlines)	368	1,781
Spok Holdings, Inc. (Wireless Telecommunication Services)	60	957
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	126	392
SpringWorks Therapeutics, Inc.* (Biotechnology)	229	11,271
Sprinklr, Inc.* - Class A (Software)	354	4,344
Sprout Social, Inc.* - Class A (Software)	163	9,733
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	342	22,051
SPS Commerce, Inc.* (Software)	123	22,742
SPX Technologies, Inc.* (Machinery)	148	18,223
Squarespace, Inc.* - Class A (IT Services)	190	6,924
STAAR Surgical Co.* (Health Care Equipment & Supplies)	165	6,316
Stagwell, Inc.* (Media)	279	1,735
Standard Motor Products, Inc. (Automobile Components)	69	2,315
Standex International Corp. (Machinery)	40	7,289
Star Holdings* (Diversified REITs)	43	556
Steelcase, Inc. - Class A (Commercial Services & Supplies)	311	4,068
Stellar Bancorp, Inc. (Banks)	163	3,971
Stem, Inc.*(a) (Electrical Equipment)	477	1,045
Stepan Co. (Chemicals)	71	6,393
StepStone Group, Inc. - Class A (Capital Markets)	185	6,612
Sterling Bancorp, Inc.* (Banks)	73	377
Sterling Check Corp.* (Professional Services)	102	1,640
Sterling Infrastructure, Inc.* (Construction & Engineering)	100	11,031
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	248	10,486
Stewart Information Services Corp. (Insurance)	90	5,855
Stitch Fix, Inc.* - Class A (Specialty Retail)	300	792
Stock Yards Bancorp, Inc. (Banks)	91	4,451

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Stoke Therapeutics, Inc.* (Biotechnology)	93	$1,256
StoneCo, Ltd.* - Class A (Financial Services)	976	16,211
Stoneridge, Inc.* (Automobile Components)	89	1,641
StoneX Group, Inc.* (Capital Markets)	91	6,394
Strategic Education, Inc. (Diversified Consumer Services)	76	7,913
Stratus Properties, Inc.* (Real Estate Management & Development)	19	434
Stride, Inc.* (Diversified Consumer Services)	142	8,953
Sturm Ruger & Co., Inc. (Leisure Products)	59	2,723
Summit Financial Group, Inc. (Banks)	37	1,005
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	351	2,285
Summit Materials, Inc.* - Class A (Construction Materials)	400	17,828
Summit Therapeutics, Inc.*(a) (Biotechnology)	388	1,606
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	144	2,173
SunCoke Energy, Inc. (Metals & Mining)	280	3,156
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	356	2,182
SunOpta, Inc.* (Food Products)	314	2,157
SunPower Corp.*(a) (Electrical Equipment)	293	879
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	689	7,675
Super Group SGHC, Ltd.* (Hotels, Restaurants & Leisure)	457	1,577
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	170	171,706
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	165	5,628
Surgery Partners, Inc.* (Health Care Providers & Services)	253	7,547
Surmodics, Inc.* (Health Care Equipment & Supplies)	46	1,350
Sutro Biopharma, Inc.* (Biotechnology)	204	1,153
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	328	8,285
SWK Holdings Corp.* (Financial Services)	12	209
Sylvamo Corp. (Paper & Forest Products)	120	7,409
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	132	12,878
Syndax Pharmaceuticals, Inc.* (Biotechnology)	264	6,283
System1, Inc.* (Interactive Media & Services)	110	216
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	79	1,284
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	466	6,491
Tanger, Inc. (Retail REITs)	351	10,365
Tango Therapeutics, Inc.* (Biotechnology)	150	1,191
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	105	1,141
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	27	1,143
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	98	3,562
Taylor Morrison Home Corp.* (Household Durables)	347	21,572
TechTarget, Inc.* (Media)	87	2,878
Teekay Corp.* (Oil, Gas & Consumable Fuels)	208	1,514
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	80	4,673
TEGNA, Inc. (Media)	662	9,889
Tejon Ranch Co.* (Real Estate Management & Development)	70	1,079
Tela Bio, Inc.* (Health Care Equipment & Supplies)	54	306
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	332	5,319
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,959	1,296
Tenable Holdings, Inc.* (Software)	390	19,277
Tenaya Therapeutics, Inc.* (Biotechnology)	156	816
Tennant Co. (Machinery)	62	7,540
Terawulf, Inc.* (Software)	516	1,357
Terex Corp. (Machinery)	223	14,361
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	145	951
Terran Orbital Corp.* (Aerospace & Defense)	326	427
Terreno Realty Corp. (Industrial REITs)	283	18,791
TETRA Technologies, Inc.* (Energy Equipment & Services)	420	1,861
Texas Capital Bancshares, Inc.* (Banks)	158	9,725
TG Therapeutics, Inc.* (Biotechnology)	464	7,057
The Andersons, Inc. (Consumer Staples Distribution & Retail)	108	6,196
The Bancorp, Inc.* (Banks)	172	5,755
The Bank of NT Butterfield & Son, Ltd. (Banks)	163	5,214
The Beauty Health Co.* (Personal Care Products)	271	1,203
The Brink's Co. (Commercial Services & Supplies)	150	13,857
The Buckle, Inc. (Specialty Retail)	102	4,108
The Cato Corp. - Class A (Specialty Retail)	58	335
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	160	5,784
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	118	4,444
The Children's Place, Inc.* (Specialty Retail)	40	462
The Duckhorn Portfolio, Inc.* (Beverages)	179	1,666
The E.W. Scripps Co.* - Class A (Media)	199	782
The Ensign Group, Inc. (Health Care Providers & Services)	183	22,769
The First Bancorp, Inc. (Banks)	33	813
The First Bancshares, Inc. (Banks)	103	2,673
The First of Long Island Corp. (Banks)	71	787
The GEO Group, Inc.* (Commercial Services & Supplies)	404	5,704
The Goodyear Tire & Rubber Co.* (Automobile Components)	944	12,961
The Gorman-Rupp Co. (Machinery)	77	3,045
The Greenbrier Cos., Inc. (Machinery)	102	5,314
The Hackett Group, Inc. (IT Services)	84	2,041
The Hain Celestial Group, Inc.* (Food Products)	300	2,358
The Joint Corp.* (Health Care Providers & Services)	48	627
The Lovesac Co.* (Household Durables)	48	1,085

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
The Macerich Co. (Retail REITs)	724	$12,475
The Manitowoc Co., Inc.* (Machinery)	117	1,654
The Marcus Corp. (Entertainment)	81	1,155
The ODP Corp.* (Specialty Retail)	107	5,676
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	72	401
The Pennant Group, Inc.* (Health Care Providers & Services)	96	1,884
The RMR Group, Inc. - Class A (Real Estate Management & Development)	52	1,248
The Shyft Group, Inc. (Machinery)	113	1,403
The Simply Good Foods Co.* (Food Products)	304	10,345
The St Joe Co. (Real Estate Management & Development)	115	6,666
The Vita Coco Co., Inc.* (Beverages)	126	3,078
The York Water Co. (Water Utilities)	48	1,741
Theravance Biopharma, Inc.* (Pharmaceuticals)	163	1,462
Thermon Group Holdings, Inc.* (Electrical Equipment)	112	3,665
Third Coast Bancshares, Inc.* (Banks)	43	861
Third Harmonic Bio, Inc.* (Pharmaceuticals)	65	614
Thoughtworks Holding, Inc.* (IT Services)	310	784
ThredUp, Inc.* - Class A (Specialty Retail)	247	494
Thryv Holdings, Inc.* (Media)	104	2,312
Tidewater, Inc.* (Energy Equipment & Services)	156	14,352
Tile Shop Holdings, Inc.* (Specialty Retail)	97	682
Tilly's, Inc.* - Class A (Specialty Retail)	75	510
Timberland Bancorp, Inc. (Banks)	25	673
Tiptree, Inc. (Insurance)	80	1,382
Titan International, Inc.* (Machinery)	172	2,143
Titan Machinery, Inc.* (Trading Companies & Distributors)	69	1,712
Tompkins Financial Corp. (Banks)	46	2,313
Topgolf Callaway Brands Corp.* (Leisure Products)	482	7,793
Torrid Holdings, Inc.*(a) (Specialty Retail)	40	195
Towne Bank (Banks)	235	6,594
Townsquare Media, Inc. - Class A (Media)	39	428
TPG RE Finance Trust, Inc. (Mortgage REITs)	231	1,783
TPI Composites, Inc.* (Electrical Equipment)	139	404
Traeger, Inc.* (Household Durables)	121	306
Transcat, Inc.* (Trading Companies & Distributors)	27	3,009
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	4	151
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	106	7,838
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	100	491
Travere Therapeutics, Inc.* (Biotechnology)	244	1,881
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	151	1,971
Tredegar Corp. (Metals & Mining)	89	580
TreeHouse Foods, Inc.* (Food Products)	170	6,622
Trevi Therapeutics, Inc.* (Pharmaceuticals)	141	486
Tri Pointe Homes, Inc.* (Household Durables)	322	12,449
TriCo Bancshares (Banks)	104	3,825
TriMas Corp. (Containers & Packaging)	139	3,715
TriNet Group, Inc. (Professional Services)	107	14,176
Trinity Industries, Inc. (Machinery)	272	7,575
Trinseo PLC (Chemicals)	117	442
Triumph Financial, Inc.* (Banks)	74	5,870
Triumph Group, Inc.* (Aerospace & Defense)	216	3,249
Tronox Holdings PLC (Chemicals)	392	6,801
TruBridge, Inc.* (Health Care Technology)	48	443
TrueBlue, Inc.* (Professional Services)	102	1,277
TrueCar, Inc.* (Interactive Media & Services)	300	1,017
Trupanion, Inc.*(a) (Insurance)	133	3,672
TrustCo Bank Corp. (Banks)	62	1,746
Trustmark Corp. (Banks)	204	5,734
TTEC Holdings, Inc. (Professional Services)	65	674
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	342	5,352
Tucows, Inc.* - Class A (IT Services)	33	612
Turning Point Brands, Inc. (Tobacco)	57	1,670
Turnstone Biologics Corp.* (Biotechnology)	52	136
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	55	948
Tutor Perini Corp.* (Construction & Engineering)	142	2,053
Twist Bioscience Corp.* (Biotechnology)	194	6,656
Two Harbors Investment Corp. (Mortgage REITs)	348	4,608
Tyra Biosciences, Inc.* (Biotechnology)	47	771
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	50	5,644
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	253	3,140
Udemy, Inc.* (Diversified Consumer Services)	300	3,294
UFP Industries, Inc. (Building Products)	201	24,725
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	24	6,053
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	149	6,845
UMB Financial Corp. (Banks)	148	12,874
UMH Properties, Inc. (Residential REITs)	204	3,313
UniFirst Corp. (Commercial Services & Supplies)	50	8,672
Unisys Corp.* (IT Services)	223	1,095
United Bankshares, Inc. (Banks)	439	15,711
United Community Banks, Inc. (Banks)	388	10,211
United Fire Group, Inc. (Insurance)	70	1,524
United Homes Group, Inc.* (Household Durables)	18	126
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	199	2,287
United Parks & Resorts, Inc.* (Hotels, Restaurants & Leisure)	122	6,858
United States Lime & Minerals, Inc. (Construction Materials)	7	2,087
Uniti Group, Inc. (Specialized REITs)	798	4,708

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Unitil Corp. (Multi-Utilities)	53	$2,775
Unity Bancorp, Inc. (Banks)	24	662
Universal Corp. (Tobacco)	81	4,189
Universal Health Realty Income Trust (Health Care REITs)	43	1,579
Universal Insurance Holdings, Inc. (Insurance)	81	1,646
Universal Logistics Holdings, Inc. (Ground Transportation)	23	848
Universal Technical Institute, Inc.* (Diversified Consumer Services)	132	2,104
Univest Financial Corp. (Banks)	97	2,020
Upbound Group, Inc. (Specialty Retail)	179	6,303
Upstart Holdings, Inc.*(a) (Consumer Finance)	249	6,696
Upwork, Inc.* (Professional Services)	419	5,137
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,291	8,714
Urban Edge Properties (Retail REITs)	385	6,649
Urban One, Inc.* (Media)	38	78
Urban One, Inc.* (Media)	30	81
Urban Outfitters, Inc.* (Specialty Retail)	214	9,292
UroGen Pharma, Ltd.* (Biotechnology)	93	1,395
USANA Health Sciences, Inc.* (Personal Care Products)	38	1,843
USCB Financial Holdings, Inc. (Banks)	35	399
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	11	782
Utz Brands, Inc. (Food Products)	241	4,444
V2X, Inc.* (Aerospace & Defense)	39	1,822
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	353	2,460
Valaris, Ltd.* (Energy Equipment & Services)	200	15,052
Valhi, Inc. (Chemicals)	8	137
Valley National Bancorp (Banks)	1,447	11,517
Value Line, Inc. (Capital Markets)	3	122
Vanda Pharmaceuticals, Inc.* (Biotechnology)	189	777
Varex Imaging Corp.* (Health Care Equipment & Supplies)	131	2,371
Varonis Systems, Inc.* (Software)	364	17,169
Vaxcyte, Inc.* (Biotechnology)	356	24,319
Vaxxinity, Inc.* - Class A (Biotechnology)	143	103
Vector Group, Ltd. (Tobacco)	487	5,338
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	170	5,979
Velo3D, Inc.*(a) (Machinery)	308	140
Velocity Financial, Inc.* (Financial Services)	29	522
Ventyx Biosciences, Inc.* (Pharmaceuticals)	157	864
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	88	598
Vera Therapeutics, Inc.* (Biotechnology)	134	5,778
Veracyte, Inc.* (Biotechnology)	244	5,407
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	2	8
Vericel Corp.* (Biotechnology)	160	8,323
Verint Systems, Inc.* (Software)	205	6,796
Veris Residential, Inc. (Residential REITs)	265	4,031
Veritex Holdings, Inc. (Banks)	176	3,606
Veritone, Inc.* (Software)	89	468
Verra Mobility Corp.* (Professional Services)	459	11,461
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	70	414
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	219	307
Verve Therapeutics, Inc.* (Biotechnology)	221	2,935
Viad Corp.* (Commercial Services & Supplies)	68	2,685
Viant Technology, Inc.* - Class A (Software)	50	533
Viavi Solutions, Inc.* (Communications Equipment)	742	6,744
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	341	103
Vicor Corp.* (Electrical Equipment)	74	2,830
Victory Capital Holdings, Inc. - Class A (Capital Markets)	90	3,819
Viemed Healthcare, Inc.* (Health Care Providers & Services)	114	1,075
Vigil Neuroscience, Inc.* (Biotechnology)	54	184
Viking Therapeutics, Inc.* (Biotechnology)	343	28,127
Village Super Market, Inc. - Class A (Consumer Staples Distribution & Retail)	30	858
Vimeo, Inc.* (Interactive Media & Services)	516	2,110
Vir Biotechnology, Inc.* (Biotechnology)	281	2,847
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	1,197	1,772
Virginia National Bankshares Corp. (Banks)	16	482
Viridian Therapeutics, Inc.* (Biotechnology)	167	2,924
Virtus Investment Partners, Inc. (Capital Markets)	23	5,704
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	426	9,662
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	42	1,484
Vista Outdoor, Inc.* (Leisure Products)	194	6,359
Visteon Corp.* (Automobile Components)	92	10,820
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	78	4,098
Vital Farms, Inc.* (Food Products)	104	2,418
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	84	1,993
Vivid Seats, Inc.* - Class A (Entertainment)	250	1,498
Vizio Holding Corp.* - Class A (Household Durables)	257	2,812
Vor BioPharma, Inc.* (Biotechnology)	128	303
VOXX International Corp.* (Household Durables)	39	318
Voyager Therapeutics, Inc.* (Biotechnology)	132	1,229
VSE Corp. (Commercial Services & Supplies)	44	3,520
Vuzix Corp.* (Electronic Equipment, Instruments & Components)	198	240
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	329	872
Wabash National Corp. (Machinery)	154	4,611
WaFd, Inc. (Banks)	228	6,619
Waldencast PLC* - Class A (Personal Care Products)	93	605
Walker & Dunlop, Inc. (Financial Services)	107	10,813
Warby Parker, Inc.* - Class A (Specialty Retail)	288	3,920

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Warrior Met Coal, Inc. (Metals & Mining)	173	$10,501
Washington Trust Bancorp, Inc. (Banks)	57	1,532
Waterstone Financial, Inc. (Financial Services)	58	706
Watts Water Technologies, Inc. - Class A (Machinery)	92	19,555
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	246	1,518
WD-40 Co. (Household Products)	46	11,652
Weatherford International PLC* (Energy Equipment & Services)	239	27,585
Weave Communications, Inc.* (Software)	115	1,320
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	55	3,542
Werner Enterprises, Inc. (Ground Transportation)	212	8,293
WesBanco, Inc. (Banks)	193	5,753
West Bancorp, Inc. (Banks)	54	963
Westamerica Bancorp (Banks)	87	4,253
Westrock Coffee Co.* (Food Products)	95	981
Weyco Group, Inc. (Distributors)	20	638
Whitestone REIT (Retail REITs)	163	2,046
WideOpenWest, Inc.* (Media)	168	608
Willdan Group, Inc.* (Professional Services)	41	1,189
Willis Lease Finance Corp.* (Trading Companies & Distributors)	10	496
Winmark Corp. (Specialty Retail)	10	3,617
Winnebago Industries, Inc. (Automobiles)	95	7,030
WisdomTree, Inc. (Capital Markets)	463	4,255
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	260	2,915
Workhorse Group, Inc.* (Automobiles)	764	179
Workiva, Inc.* (Software)	167	14,162
World Acceptance Corp.* (Consumer Finance)	14	2,030
World Kinect Corp. (Oil, Gas & Consumable Fuels)	200	5,290
Worthington Enterprises, Inc. (Household Durables)	103	6,410
Worthington Steel, Inc.* (Metals & Mining)	103	3,693
WSFS Financial Corp. (Banks)	202	9,118
WW International, Inc.* (Diversified Consumer Services)	183	339
X4 Pharmaceuticals, Inc.* (Biotechnology)	420	584
Xencor, Inc.* (Biotechnology)	194	4,293
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	354	5,314
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	446	986
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	392	7,017
XOMA Corp.* (Biotechnology)	24	577
Xometry, Inc.* - Class A (Trading Companies & Distributors)	114	1,925
XPEL, Inc.* (Automobile Components)	76	4,106
Xperi, Inc.* (Software)	146	1,761
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	78	1,290
Yelp, Inc.* (Interactive Media & Services)	223	8,787
Yext, Inc.* (Software)	359	2,165
Y-mAbs Therapeutics, Inc.* (Biotechnology)	123	2,000
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	195	3,073
Zeta Global Holdings Corp.* - Class A (Software)	471	5,148
Zevia PBC* - Class A (Beverages)	85	99
Zevra Therapeutics, Inc.* (Pharmaceuticals)	122	708
Ziff Davis, Inc.* (Interactive Media & Services)	153	9,646
Zimvie, Inc.* (Health Care Equipment & Supplies)	87	1,435
ZipRecruiter, Inc.* (Interactive Media & Services)	227	2,608
Zumiez, Inc.* (Specialty Retail)	53	805
Zuora, Inc.* - Class A (Software)	455	4,150
Zura Bio, Ltd.* (Biotechnology)	57	146
Zurn Elkay Water Solutions Corp. (Building Products)	496	16,601
Zymeworks, Inc.* (Biotechnology)	187	1,967
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	61	755
TOTAL COMMON STOCKS
(Cost $6,484,990)		8,938,594

Rights (NM)

Cartesian Therapeutics, Inc., CVR*+(Pharmaceuticals)	445	80
Chinook Therapeutics CVR*+(Health Care Providers & Services)	222	–
TOTAL RIGHTS
(Cost $–)		80

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	250	$—
TOTAL TRUST
(Cost $—)		—

Repurchase Agreements(b)(c) (27.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $3,505,020	$3,503,000	$3,503,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,503,000)		3,503,000

Collateral for Securities Loaned(d) (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 5.24%(e)	72,643	$72,643
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $72,643)		72,643
TOTAL INVESTMENT SECURITIES
(Cost $10,060,633) —98.6%		12,514,317
Net other assets (liabilities) — 1.4%		180,491
NET ASSETS - 100.0%		$12,694,808

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of March 31, 2024, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $70,472.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $346,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at March 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2024.
NM	Not meaningful, amount is less than 0.05%
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	4	6/24/24	$429,180	$13,322

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	4/29/24	5.73%	$3,133,711	$14,135
Russell 2000 Index	UBS AG	4/29/24	5.68%	199,708	940
				$3,333,419	$15,075

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Small-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

ProFund VP Small-Cap invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$78,143	0.6%
Air Freight & Logistics	14,826	0.1%
Automobile Components	121,354	1.0%
Automobiles	7,672	0.1%
Banks	751,660	5.9%
Beverages	36,261	0.3%
Biotechnology	711,044	5.5%
Broadline Retail	7,733	0.1%
Building Products	184,138	1.5%
Capital Markets	122,354	1.0%
Chemicals	171,789	1.3%
Commercial Services & Supplies	142,264	1.1%
Communications Equipment	44,499	0.4%
Construction & Engineering	174,762	1.4%
Construction Materials	35,320	0.3%
Consumer Finance	67,221	0.5%
Consumer Staples Distribution & Retail	53,576	0.4%
Containers & Packaging	25,113	0.2%
Distributors	638	NM
Diversified Consumer Services	96,545	0.8%
Diversified REITs	49,520	0.4%
Diversified Telecommunication Services	39,961	0.3%
Electric Utilities	59,217	0.5%
Electrical Equipment	126,277	1.0%
Electronic Equipment, Instruments & Components	235,213	1.9%
Energy Equipment & Services	229,019	1.8%
Entertainment	35,773	0.3%
Financial Services	217,587	1.7%
Food Products	78,991	0.6%
Gas Utilities	80,023	0.6%
Ground Transportation	39,542	0.3%
Health Care Equipment & Supplies	234,921	1.9%
Health Care Providers & Services	224,779	1.8%
Health Care REITs	42,205	0.3%
Health Care Technology	32,230	0.3%
Hotel & Resort REITs	74,603	0.6%
Hotels, Restaurants & Leisure	196,175	1.5%
Household Durables	217,648	1.7%
Household Products	27,669	0.2%
Independent Power and Renewable Electricity Producers	16,113	0.1%
Industrial Conglomerates	2,100	NM
Industrial REITs	40,725	0.3%
Insurance	167,379	1.3%
Interactive Media & Services	55,651	0.4%
IT Services	40,831	0.3%
Leisure Products	35,731	0.3%
Life Sciences Tools & Services	22,771	0.2%
Machinery	325,884	2.6%
Marine Transportation	27,702	0.2%
Media	52,826	0.4%
Metals & Mining	162,744	1.3%
Mortgage REITs	95,518	0.8%
Multi-Utilities	34,926	0.3%
Office REITs	59,951	0.5%
Oil, Gas & Consumable Fuels	419,257	3.3%
Paper & Forest Products	10,110	0.1%
Passenger Airlines	34,605	0.3%
Personal Care Products	88,316	0.7%
Pharmaceuticals	145,690	1.1%
Professional Services	223,553	1.8%
Real Estate Management & Development	58,786	0.5%
Residential REITs	33,799	0.3%
Retail REITs	101,787	0.7%
Semiconductors & Semiconductor Equipment	263,586	2.1%
Software	562,028	4.3%
Specialized REITs	39,411	0.3%
Specialty Retail	247,246	1.8%
Technology Hardware, Storage & Peripherals	189,390	1.5%
Textiles, Apparel & Luxury Goods	46,362	0.4%
Tobacco	11,559	0.1%
Trading Companies & Distributors	192,802	1.5%
Water Utilities	33,045	0.3%
Wireless Telecommunication Services	8,225	0.1%
Other**	3,756,134	29.6%
Total	$12,694,808	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (100.0%)

	Shares	Value
A10 Networks, Inc. (Software)	917	$12,554
AAON, Inc. (Building Products)	1,882	165,805
AAR Corp.* (Aerospace & Defense)	667	39,933
Abercrombie & Fitch Co.* (Specialty Retail)	1,407	176,338
ACI Worldwide, Inc.* (Software)	1,912	63,498
Addus HomeCare Corp.* (Health Care Providers & Services)	188	19,428
Adeia, Inc. (Software)	1,197	13,071
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,094	56,232
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	645	65,777
AeroVironment, Inc.* (Aerospace & Defense)	781	119,712
Agilysys, Inc.* (Software)	563	47,438
Air Lease Corp. (Trading Companies & Distributors)	605	31,121
Alamo Group, Inc. (Machinery)	288	65,759
Alarm.com Holdings, Inc.* (Software)	1,395	101,095
Albany International Corp. (Machinery)	418	39,087
Alkermes PLC* (Biotechnology)	2,981	80,695
Alpha Metallurgical Resources, Inc. (Metals & Mining)	330	109,286
Ambac Financial Group, Inc.* (Insurance)	1,261	19,709
American Eagle Outfitters, Inc. (Specialty Retail)	5,183	133,670
American Equity Investment Life Holding Co.* (Insurance)	1,150	64,653
American States Water Co. (Water Utilities)	547	39,515
American Woodmark Corp.* (Building Products)	251	25,517
AMERISAFE, Inc. (Insurance)	230	11,539
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	570	35,631
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,043	45,798
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	419	28,965
Apogee Enterprises, Inc. (Building Products)	277	16,398
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	2,264	25,221
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	5,940	97,297
ArcBest Corp. (Ground Transportation)	661	94,192
Arch Resources, Inc. (Metals & Mining)	354	56,920
Archrock, Inc. (Energy Equipment & Services)	3,833	75,395
Arcosa, Inc. (Construction & Engineering)	804	69,031
Arcus Biosciences, Inc.* (Biotechnology)	619	11,687
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,641	33,409
Armada Hoffler Properties, Inc. (Diversified REITs)	809	8,414
ARMOUR Residential REIT, Inc. (Mortgage REITs)	944	18,671
Armstrong World Industries, Inc. (Building Products)	1,233	153,163
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	1,072	49,065
Artivion, Inc.* (Health Care Equipment & Supplies)	588	12,442
Asbury Automotive Group, Inc.* (Specialty Retail)	281	66,254
Assured Guaranty, Ltd. (Insurance)	910	79,399
Astrana Health, Inc.* (Health Care Providers & Services)	1,175	49,338
ATI, Inc.* (Metals & Mining)	3,561	182,216
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	912	101,706
Axos Financial, Inc.* (Banks)	891	48,150
AZZ, Inc. (Building Products)	700	54,117
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	819	132,522
Balchem Corp. (Chemicals)	504	78,096
BancFirst Corp. (Banks)	251	22,096
Bank of Hawaii Corp. (Banks)	444	27,701
Berkshire Hills Bancorp, Inc. (Banks)	584	13,385
BGC Group, Inc. - Class A (Capital Markets)	6,262	48,656
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	596	11,056
BlackLine, Inc.* (Software)	951	61,416
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,187	34,043
Boise Cascade Co. (Trading Companies & Distributors)	1,105	169,475
Boot Barn Holdings, Inc.* (Specialty Retail)	846	80,497
Box, Inc.* - Class A (Software)	2,445	69,242
Brady Corp. - Class A (Commercial Services & Supplies)	813	48,195
Brightsphere Investment Group, Inc. (Capital Markets)	542	12,379
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	519	25,784
California Resources Corp. (Oil, Gas & Consumable Fuels)	1,801	99,235
California Water Service Group (Water Utilities)	644	29,933
Calix, Inc.* (Communications Equipment)	802	26,595
Cal-Maine Foods, Inc. (Food Products)	1,136	66,854
CareTrust REIT, Inc. (Health Care REITs)	2,295	55,929
Cargurus, Inc.* (Interactive Media & Services)	2,392	55,207
Carpenter Technology Corp. (Metals & Mining)	1,379	98,488
Cars.com, Inc.* (Interactive Media & Services)	1,719	29,532
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	3,124	49,797
Cathay General Bancorp (Banks)	953	36,052
Cavco Industries, Inc.* (Household Durables)	217	86,596
Century Communities, Inc. (Household Durables)	403	38,890
Certara, Inc.* (Health Care Technology)	1,734	31,004
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	283	6,427
Chesapeake Utilities Corp. (Gas Utilities)	279	29,937
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	276	9,309
Cinemark Holdings, Inc.* (Entertainment)	2,961	53,209

ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
City Holding Co. (Banks)	248	$25,847
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,174	76,697
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	544	18,132
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	910	35,326
Community Healthcare Trust, Inc. (Health Care REITs)	271	7,195
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	1,308	12,138
CONMED Corp. (Health Care Equipment & Supplies)	858	68,709
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	744	62,317
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,646	41,463
Core Laboratories, Inc. (Energy Equipment & Services)	574	9,804
CorVel Corp.* (Health Care Providers & Services)	253	66,529
CSG Systems International, Inc. (Professional Services)	387	19,946
CTS Corp. (Electronic Equipment, Instruments & Components)	487	22,787
Customers Bancorp, Inc.* (Banks)	788	41,811
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	448	15,976
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	897	56,152
DiamondRock Hospitality Co. (Hotel & Resort REITs)	5,852	56,238
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	185	8,599
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	782	55,131
Donnelley Financial Solutions, Inc.* (Capital Markets)	691	42,849
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	952	36,614
Dorman Products, Inc.* (Automobile Components)	546	52,629
DoubleVerify Holdings, Inc.* (Software)	3,891	136,807
Dynavax Technologies Corp.* (Biotechnology)	3,608	44,775
Ellington Financial, Inc. (Mortgage REITs)	2,213	26,136
Encore Wire Corp. (Electrical Equipment)	440	115,623
Energizer Holdings, Inc. (Household Products)	857	25,230
Enerpac Tool Group Corp. (Machinery)	1,012	36,088
Enpro, Inc. (Machinery)	263	44,387
Envestnet, Inc.* (Software)	583	33,762
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	454	35,657
ESCO Technologies, Inc. (Machinery)	720	77,076
Essential Properties Realty Trust, Inc. (Diversified REITs)	2,265	60,385
Ethan Allen Interiors, Inc. (Household Durables)	262	9,057
EVERTEC, Inc. (Financial Services)	1,804	71,980
eXp World Holdings, Inc. (Real Estate Management & Development)	2,147	22,179
Extreme Networks, Inc.* (Communications Equipment)	2,156	24,880
Fabrinet* (Electronic Equipment, Instruments & Components)	1,014	191,667
Federal Signal Corp. (Machinery)	1,701	144,364
First Bancorp (Banks)	4,702	82,473
First Commonwealth Financial Corp. (Banks)	1,307	18,193
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	2,173	99,154
Four Corners Property Trust, Inc. (Specialized REITs)	1,112	27,211
Franklin Electric Co., Inc. (Machinery)	1,108	118,345
Frontdoor, Inc.* (Diversified Consumer Services)	2,223	72,424
Gentherm, Inc.* (Automobile Components)	421	24,241
Getty Realty Corp. (Retail REITs)	589	16,109
Gibraltar Industries, Inc.* (Building Products)	850	68,451
Glaukos Corp.* (Health Care Equipment & Supplies)	1,362	128,422
GMS, Inc.* (Trading Companies & Distributors)	1,111	108,145
Gogo, Inc.* (Wireless Telecommunication Services)	811	7,121
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	365	13,443
Goosehead Insurance, Inc.* - Class A (Insurance)	683	45,501
Granite Construction, Inc. (Construction & Engineering)	625	35,706
Green Brick Partners, Inc.* (Household Durables)	709	42,703
Griffon Corp. (Building Products)	725	53,172
Group 1 Automotive, Inc. (Specialty Retail)	371	108,417
Guess?, Inc. (Specialty Retail)	764	24,043
H.B. Fuller Co. (Chemicals)	741	59,087
Harmonic, Inc.* (Communications Equipment)	1,694	22,767
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	394	13,231
Hawkins, Inc. (Chemicals)	532	40,858
Haynes International, Inc. (Metals & Mining)	198	11,904
HCI Group, Inc. (Insurance)	190	22,055
HealthStream, Inc. (Health Care Technology)	354	9,438
Heartland Express, Inc. (Ground Transportation)	704	8,406
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	3,955	42,872
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,490	62,669
HNI Corp. (Commercial Services & Supplies)	780	35,201
Inari Medical, Inc.* (Health Care Equipment & Supplies)	816	39,152
Innospec, Inc. (Chemicals)	437	56,347
Innovative Industrial Properties, Inc. (Industrial REITs)	430	44,522
Innoviva, Inc.* (Pharmaceuticals)	787	11,994
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	502	93,131
Installed Building Products, Inc. (Household Durables)	654	169,209

ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Insteel Industries, Inc. (Building Products)	342	$13,071
Integer Holdings Corp.* (Health Care Equipment & Supplies)	930	108,512
Inter Parfums, Inc. (Personal Care Products)	500	70,255
InterDigital, Inc. (Software)	717	76,332
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,186	19,040
Itron, Inc.* (Electronic Equipment, Instruments & Components)	622	57,547
J & J Snack Foods Corp. (Food Products)	433	62,594
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	546	37,390
John B Sanfilippo & Son, Inc. (Food Products)	133	14,087
John Bean Technologies Corp. (Machinery)	533	55,906
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,020	16,422
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,396	84,109
Koppers Holdings, Inc. (Chemicals)	308	16,992
Korn Ferry (Professional Services)	851	55,962
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	991	49,857
Lakeland Financial Corp. (Banks)	334	22,151
La-Z-Boy, Inc. (Household Durables)	645	24,265
LCI Industries (Automobile Components)	445	54,762
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	553	36,697
LGI Homes, Inc.* (Household Durables)	343	39,915
Liberty Energy, Inc. (Energy Equipment & Services)	4,233	87,708
Lindsay Corp. (Machinery)	151	17,767
Liquidity Services, Inc.* (Commercial Services & Supplies)	626	11,644
LiveRamp Holdings, Inc.* (Software)	1,847	63,722
LTC Properties, Inc. (Health Care REITs)	497	16,157
M/I Homes, Inc.* (Household Durables)	777	105,897
Madison Square Garden Sports Corp.* (Entertainment)	466	85,986
Magnolia Oil & Gas Corp. - Class A (Oil, Gas & Consumable Fuels)	5,170	134,161
Marcus & Millichap, Inc. (Real Estate Management & Development)	272	9,294
Marten Transport, Ltd. (Ground Transportation)	757	13,989
Materion Corp. (Metals & Mining)	576	75,888
Matson, Inc. (Marine Transportation)	975	109,590
Matthews International Corp. - Class A (Commercial Services & Supplies)	548	17,032
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	1,290	24,084
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	951	72,038
Meritage Homes Corp. (Household Durables)	1,017	178,443
Metallus, Inc.* (Metals & Mining)	611	13,595
MGE Energy, Inc. (Electric Utilities)	555	43,689
MGP Ingredients, Inc. (Beverages)	253	21,791
Middlesex Water Co. (Water Utilities)	229	12,023
Minerals Technologies, Inc. (Chemicals)	454	34,177
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,170	9,068
Moelis & Co. - Class A (Capital Markets)	1,005	57,054
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	373	27,971
Moog, Inc. - Class A (Aerospace & Defense)	803	128,199
Mueller Industries, Inc. (Machinery)	3,169	170,904
Myers Industries, Inc. (Containers & Packaging)	504	11,678
MYR Group, Inc.* (Construction & Engineering)	466	82,366
Myriad Genetics, Inc.* (Biotechnology)	1,211	25,819
N-able, Inc.* (Software)	1,242	16,233
National Beverage Corp.* (Beverages)	358	16,991
National HealthCare Corp. (Health Care Providers & Services)	177	16,728
National Presto Industries, Inc. (Aerospace & Defense)	64	5,363
NeoGenomics, Inc.* (Health Care Providers & Services)	3,558	55,932
New York Mortgage Trust, Inc. (Mortgage REITs)	2,531	18,223
NMI Holdings, Inc.* - Class A (Financial Services)	1,471	47,572
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	2,548	101,105
Oceaneering International, Inc.* (Energy Equipment & Services)	2,812	65,801
OFG Bancorp (Banks)	1,314	48,368
Olympic Steel, Inc. (Metals & Mining)	134	9,498
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	2,051	12,614
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	438	62,555
Otter Tail Corp. (Electric Utilities)	1,164	100,569
Outfront Media, Inc. (Specialized REITs)	1,703	28,593
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	410	46,084
Palomar Holdings, Inc.* (Insurance)	690	57,843
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	430	28,638
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,552	57,517
Park National Corp. (Banks)	164	22,279
Pathward Financial, Inc. (Banks)	712	35,942
Patrick Industries, Inc. (Automobile Components)	581	69,412
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,933	58,900
Payoneer Global, Inc.* (Financial Services)	2,909	14,138
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	855	28,788
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,383	33,552
Perdoceo Education Corp. (Diversified Consumer Services)	1,027	18,034
Perficient, Inc.* (IT Services)	592	33,324
Phillips Edison & Co., Inc. (Retail REITs)	1,737	62,306
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,223	34,635
Piper Sandler Cos. (Capital Markets)	208	41,286
PJT Partners, Inc. - Class A (Capital Markets)	355	33,462
Plexus Corp.* (Electronic Equipment, Instruments & Components)	339	32,144

ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Powell Industries, Inc. (Electrical Equipment)	257	$36,571
Preferred Bank (Banks)	350	26,870
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	665	48,252
Privia Health Group, Inc.* (Health Care Providers & Services)	2,869	56,204
PROG Holdings, Inc. (Consumer Finance)	1,248	42,981
Progress Software Corp. (Software)	1,225	65,305
Proto Labs, Inc.* (Machinery)	468	16,731
Quaker Chemical Corp. (Chemicals)	201	41,255
Quanex Building Products Corp. (Building Products)	638	24,518
Radian Group, Inc. (Financial Services)	2,352	78,721
RadNet, Inc.* (Health Care Providers & Services)	1,820	88,561
Redwood Trust, Inc. (Mortgage REITs)	3,671	23,384
REGENXBIO, Inc.* (Biotechnology)	486	10,240
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	425	24,952
Rogers Corp.* (Electronic Equipment, Instruments & Components)	313	37,150
RPC, Inc. (Energy Equipment & Services)	2,375	18,383
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	774	41,424
RXO, Inc.* (Ground Transportation)	1,503	32,871
S&T Bancorp, Inc. (Banks)	566	18,157
Sabre Corp.* (Hotels, Restaurants & Leisure)	5,614	13,586
Saul Centers, Inc. (Retail REITs)	177	6,813
Schrodinger, Inc.* (Health Care Technology)	855	23,085
Sealed Air Corp. (Containers & Packaging)	1,613	60,003
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	808	22,212
Sensient Technologies Corp. (Chemicals)	507	35,079
ServisFirst Bancshares, Inc. (Banks)	629	41,740
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,045	108,712
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	1,402	24,353
Shutterstock, Inc. (Interactive Media & Services)	341	15,621
Signet Jewelers, Ltd. (Specialty Retail)	1,237	123,787
Simulations Plus, Inc. (Health Care Technology)	263	10,822
SiriusPoint, Ltd.* (Insurance)	2,526	32,105
SITE Centers Corp. (Retail REITs)	2,362	34,603
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	283	26,384
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	2,020	53,166
SJW Group (Water Utilities)	349	19,750
SkyWest, Inc.* (Passenger Airlines)	617	42,622
SM Energy Co. (Oil, Gas & Consumable Fuels)	3,230	161,015
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	593	15,608
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	618	43,866
Southside Bancshares, Inc. (Banks)	313	9,149
SPS Commerce, Inc.* (Software)	1,024	189,337
SPX Technologies, Inc.* (Machinery)	1,274	156,868
STAAR Surgical Co.* (Health Care Equipment & Supplies)	831	31,811
Standex International Corp. (Machinery)	331	60,315
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,959	82,827
Strategic Education, Inc. (Diversified Consumer Services)	249	25,926
Stride, Inc.* (Diversified Consumer Services)	1,111	70,049
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,530	9,960
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	490	7,394
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	5,735	63,888
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	610	20,807
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	838	29,674
Tanger, Inc. (Retail REITs)	3,006	88,768
TechTarget, Inc.* (Media)	419	13,861
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,376	22,043
Tennant Co. (Machinery)	521	63,359
The Andersons, Inc. (Consumer Staples Distribution & Retail)	466	26,734
The Bancorp, Inc.* (Banks)	1,499	50,157
The Buckle, Inc. (Specialty Retail)	506	20,377
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	600	21,690
The Ensign Group, Inc. (Health Care Providers & Services)	1,569	195,216
The Marcus Corp. (Entertainment)	364	5,191
The Simply Good Foods Co.* (Food Products)	1,597	54,346
The St Joe Co. (Real Estate Management & Development)	994	57,622
Tootsie Roll Industries, Inc. (Food Products)	303	9,710
Tri Pointe Homes, Inc.* (Household Durables)	1,653	63,905
Trinity Industries, Inc. (Machinery)	1,143	31,833
TripAdvisor, Inc.* (Interactive Media & Services)	3,018	83,871
Triumph Financial, Inc.* (Banks)	602	47,751
Trupanion, Inc.*(a) (Insurance)	479	13,225
Two Harbors Investment Corp. (Mortgage REITs)	2,881	38,144
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	230	25,960
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	196	49,431
UniFirst Corp. (Commercial Services & Supplies)	173	30,003
Uniti Group, Inc. (Specialized REITs)	3,464	20,438
Unitil Corp. (Multi-Utilities)	202	10,575
Universal Health Realty Income Trust (Health Care REITs)	170	6,241
Upbound Group, Inc. (Specialty Retail)	696	24,506
Urban Edge Properties (Retail REITs)	1,937	33,452
Urban Outfitters, Inc.* (Specialty Retail)	1,580	68,604

ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Vector Group, Ltd. (Tobacco)	1,665	$18,248
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,573	55,322
Vericel Corp.* (Biotechnology)	1,331	69,238
Veris Residential, Inc. (Residential REITs)	895	13,613
Verra Mobility Corp.* (Professional Services)	4,643	115,935
Vestis Corp. (Commercial Services & Supplies)	1,945	37,480
Viad Corp.* (Commercial Services & Supplies)	584	23,062
Vicor Corp.* (Electrical Equipment)	334	12,772
Virtus Investment Partners, Inc. (Capital Markets)	119	29,510
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	332	17,443
Walker & Dunlop, Inc. (Financial Services)	402	40,626
Warrior Met Coal, Inc. (Metals & Mining)	1,452	88,136
WD-40 Co. (Household Products)	379	96,005
Westamerica Bancorp (Banks)	454	22,192
Whitestone REIT (Retail REITs)	644	8,082
Winnebago Industries, Inc. (Automobiles)	457	33,818
WisdomTree, Inc. (Capital Markets)	3,084	28,342
World Acceptance Corp.* (Consumer Finance)	94	13,628
Worthington Enterprises, Inc. (Household Durables)	587	36,529
Worthington Steel, Inc.* (Metals & Mining)	587	21,044
WSFS Financial Corp. (Banks)	760	34,306
Xencor, Inc.* (Biotechnology)	884	19,563
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,733	26,012
XPEL, Inc.* (Automobile Components)	594	32,088
Xperi, Inc.* (Software)	607	7,320
Yelp, Inc.* (Interactive Media & Services)	1,911	75,294
TOTAL COMMON STOCKS
(Cost $11,865,730)		16,771,024

Repurchase Agreements(b) (0.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $142,082	$142,000	$142,000
TOTAL REPURCHASE AGREEMENTS
(Cost $142,000)		142,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 5.24%(d)	12,084	$12,084
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $12,084)		12,084
TOTAL INVESTMENT SECURITIES
(Cost $12,019,814) —100.9%		16,925,108
Net other assets (liabilities) — (0.9)%		(155,580)
NET ASSETS - 100.0%		$16,769,528

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $11,707.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at March 31, 2024.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2024.
REIT	Real Estate Investment Trust

ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

ProFund VP Small-Cap Growth invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$293,207	1.7%
Automobile Components	233,132	1.4%
Automobiles	33,818	0.2%
Banks	694,770	4.2%
Beverages	38,782	0.2%
Biotechnology	330,854	2.0%
Building Products	574,212	3.4%
Capital Markets	342,603	2.0%
Chemicals	361,891	2.2%
Commercial Services & Supplies	202,617	1.2%
Communications Equipment	74,242	0.4%
Construction & Engineering	187,103	1.1%
Consumer Finance	56,609	0.3%
Consumer Staples Distribution & Retail	26,734	0.2%
Containers & Packaging	71,681	0.4%
Diversified Consumer Services	251,733	1.5%
Diversified REITs	68,799	0.4%
Diversified Telecommunication Services	101,050	0.6%
Electric Utilities	144,258	0.8%
Electrical Equipment	164,966	1.0%
Electronic Equipment, Instruments & Components	780,768	4.7%
Energy Equipment & Services	421,532	2.5%
Entertainment	144,386	0.9%
Financial Services	253,037	1.5%
Food Products	207,591	1.3%
Gas Utilities	29,937	0.2%
Ground Transportation	149,458	0.9%
Health Care Equipment & Supplies	589,502	3.5%
Health Care Providers & Services	609,527	3.6%
Health Care REITs	85,522	0.5%
Health Care Technology	74,349	0.4%
Hotel & Resort REITs	253,395	1.5%
Hotels, Restaurants & Leisure	438,483	2.6%
Household Durables	795,409	4.7%
Household Products	121,235	0.7%
Industrial REITs	44,522	0.3%
Insurance	346,029	2.1%
Interactive Media & Services	259,525	1.5%
IT Services	33,324	0.2%
Life Sciences Tools & Services	11,056	0.1%
Machinery	1,098,789	6.5%
Marine Transportation	109,590	0.7%
Media	13,861	0.1%
Metals & Mining	666,975	4.0%
Mortgage REITs	149,779	0.9%
Multi-Utilities	10,575	0.1%
Oil, Gas & Consumable Fuels	756,025	4.5%
Passenger Airlines	50,016	0.3%
Personal Care Products	70,255	0.4%
Pharmaceuticals	245,836	1.5%
Professional Services	191,843	1.1%
Real Estate Management & Development	89,095	0.5%
Residential REITs	13,613	0.1%
Retail REITs	250,133	1.5%
Semiconductors & Semiconductor Equipment	581,306	3.5%
Software	957,132	5.7%
Specialized REITs	76,242	0.5%
Specialty Retail	826,493	4.9%
Textiles, Apparel & Luxury Goods	213,020	1.3%
Tobacco	18,248	0.1%
Trading Companies & Distributors	350,165	2.1%
Water Utilities	101,221	0.6%
Wireless Telecommunication Services	29,164	0.2%
Other**	(1,496)	NM
Total	$16,769,528	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (100.8%)

	Shares	Value
3D Systems Corp.* (Machinery)	3,798	$16,863
A10 Networks, Inc. (Software)	1,054	14,429
AAR Corp.* (Aerospace & Defense)	264	15,806
ABM Industries, Inc. (Commercial Services & Supplies)	1,789	79,825
Academy Sports & Outdoors, Inc. (Specialty Retail)	2,110	142,509
Acadia Realty Trust (Retail REITs)	2,911	49,516
ACI Worldwide, Inc.* (Software)	1,145	38,025
AdaptHealth Corp.* (Health Care Providers & Services)	2,329	26,807
Addus HomeCare Corp.* (Health Care Providers & Services)	264	27,282
Adeia, Inc. (Software)	1,830	19,984
ADTRAN Holdings, Inc. (Communications Equipment)	2,016	10,967
Advance Auto Parts, Inc. (Specialty Retail)	1,682	143,120
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	403	41,098
AdvanSix, Inc. (Chemicals)	767	21,936
Agiliti, Inc.* (Health Care Providers & Services)	998	10,100
Air Lease Corp. (Trading Companies & Distributors)	2,322	119,444
Alaska Air Group, Inc.* (Passenger Airlines)	3,589	154,291
Albany International Corp. (Machinery)	462	43,202
Alexander & Baldwin, Inc. (Diversified REITs)	2,064	33,994
Alkermes PLC* (Biotechnology)	1,710	46,289
Allegiant Travel Co. (Passenger Airlines)	408	30,686
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	652	14,370
AMC Networks, Inc.* - Class A (Media)	867	10,517
American Assets Trust, Inc. (Diversified REITs)	1,386	30,367
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	3,332	24,524
American Equity Investment Life Holding Co.* (Insurance)	604	33,957
American States Water Co. (Water Utilities)	495	35,759
American Woodmark Corp.* (Building Products)	201	20,434
Ameris Bancorp (Banks)	1,841	89,068
AMERISAFE, Inc. (Insurance)	311	15,603
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	495	30,942
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	3,145	19,436
Apogee Enterprises, Inc. (Building Products)	346	20,483
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	1,414	15,752
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	5,365	71,086
Arch Resources, Inc. (Metals & Mining)	162	26,048
Arcosa, Inc. (Construction & Engineering)	569	48,854
Arcus Biosciences, Inc.* (Biotechnology)	908	17,143
Armada Hoffler Properties, Inc. (Diversified REITs)	1,093	11,367
ARMOUR Residential REIT, Inc. (Mortgage REITs)	432	8,541
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	859	39,316
Artivion, Inc.* (Health Care Equipment & Supplies)	511	10,813
Asbury Automotive Group, Inc.* (Specialty Retail)	299	70,498
Assured Guaranty, Ltd. (Insurance)	619	54,008
Astec Industries, Inc. (Machinery)	647	28,280
Atlantic Union Bankshares Corp. (Banks)	2,135	75,387
ATN International, Inc. (Diversified Telecommunication Services)	293	9,231
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	1,321	26,301
Avista Corp. (Multi-Utilities)	2,202	77,114
Axos Financial, Inc.* (Banks)	533	28,803
B Riley Financial, Inc.(a) (Capital Markets)	470	9,950
B&G Foods, Inc. (Food Products)	2,238	25,603
Balchem Corp. (Chemicals)	404	62,601
Banc of California, Inc. (Banks)	3,945	60,003
BancFirst Corp. (Banks)	157	13,821
Bank of Hawaii Corp. (Banks)	679	42,363
BankUnited, Inc. (Banks)	2,117	59,276
Banner Corp. (Banks)	978	46,944
Barnes Group, Inc. (Machinery)	1,442	53,570
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,016	30,490
Berkshire Hills Bancorp, Inc. (Banks)	620	14,210
BGC Group, Inc. - Class A (Capital Markets)	4,624	35,928
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	405	7,513
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	661	23,915
BlackLine, Inc.* (Software)	478	30,869
Blackstone Mortgage Trust, Inc.(a) - Class A (Mortgage REITs)	4,904	97,639
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,260	36,137
Box, Inc.* - Class A (Software)	1,594	45,142
Brady Corp. - Class A (Commercial Services & Supplies)	446	26,439
Brandywine Realty Trust (Office REITs)	4,898	23,510
Bread Financial Holdings, Inc. (Consumer Finance)	1,404	52,285
Brightsphere Investment Group, Inc. (Capital Markets)	369	8,428
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	730	36,266
Bristow Group, Inc.* (Energy Equipment & Services)	683	18,578
Brookline Bancorp, Inc. (Banks)	2,529	25,189
Calavo Growers, Inc. (Food Products)	507	14,100
Caleres, Inc. (Specialty Retail)	950	38,979
California Water Service Group (Water Utilities)	986	45,829
Calix, Inc.* (Communications Equipment)	851	28,219
Capitol Federal Financial, Inc. (Banks)	3,537	21,081
CareTrust REIT, Inc. (Health Care REITs)	1,374	33,484
Cathay General Bancorp (Banks)	1,096	41,462
Centerspace (Residential REITs)	428	24,456
Central Garden & Pet Co.* (Household Products)	271	11,607

ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Central Garden & Pet Co.* - Class A (Household Products)	1,537	$56,746
Central Pacific Financial Corp. (Banks)	770	15,208
Century Aluminum Co.* (Metals & Mining)	1,473	22,669
Century Communities, Inc. (Household Durables)	394	38,021
Cerence, Inc.* (Software)	1,186	18,680
Certara, Inc.* (Health Care Technology)	1,280	22,887
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	382	8,675
Chatham Lodging Trust (Hotel & Resort REITs)	1,390	14,053
Chesapeake Utilities Corp. (Gas Utilities)	348	37,340
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	212	7,151
City Holding Co. (Banks)	168	17,509
Clearwater Paper Corp.* (Paper & Forest Products)	471	20,597
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	985	21,187
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	2,345	54,053
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	798	26,597
Community Bank System, Inc. (Banks)	1,518	72,910
Community Healthcare Trust, Inc. (Health Care REITs)	414	10,992
Compass Minerals International, Inc. (Metals & Mining)	964	15,173
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	1,281	11,888
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	2,116	9,141
Corcept Therapeutics, Inc.* (Pharmaceuticals)	904	22,772
Core Laboratories, Inc. (Energy Equipment & Services)	745	12,725
CoreCivic, Inc.* (Commercial Services & Supplies)	3,233	50,467
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	1,231	15,191
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	631	45,893
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	940	17,597
CSG Systems International, Inc. (Professional Services)	410	21,131
CTS Corp. (Electronic Equipment, Instruments & Components)	390	18,248
Cushman & Wakefield PLC* (Real Estate Management & Development)	4,786	50,061
CVB Financial Corp. (Banks)	3,768	67,221
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	373	13,301
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	2,816	18,895
Dana, Inc. (Automobile Components)	3,656	46,431
Deluxe Corp. (Commercial Services & Supplies)	1,244	25,614
Designer Brands, Inc. - Class A (Specialty Retail)	1,216	13,291
Digi International, Inc.* (Communications Equipment)	1,032	32,952
Dime Community Bancshares, Inc. (Banks)	994	19,144
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	251	11,666
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	510	35,955
DNOW, Inc.* (Trading Companies & Distributors)	3,026	45,995
Dorman Products, Inc.* (Automobile Components)	250	24,098
Douglas Emmett, Inc. (Office REITs)	4,746	65,827
Dril-Quip, Inc.* (Energy Equipment & Services)	973	21,922
DXC Technology Co.* (IT Services)	5,205	110,398
DXP Enterprises, Inc.* (Trading Companies & Distributors)	378	20,310
Dycom Industries, Inc.* (Construction & Engineering)	835	119,848
Eagle Bancorp, Inc. (Banks)	852	20,013
Easterly Government Properties, Inc. (Office REITs)	2,710	31,192
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	3,428	48,849
Edgewell Personal Care Co. (Personal Care Products)	1,421	54,908
Elme Communities (Residential REITs)	2,500	34,800
Embecta Corp. (Health Care Equipment & Supplies)	1,639	21,750
Employers Holdings, Inc. (Insurance)	732	33,225
Encore Capital Group, Inc.* (Consumer Finance)	670	30,559
Energizer Holdings, Inc. (Household Products)	1,026	30,205
Enerpac Tool Group Corp. (Machinery)	508	18,115
Enhabit, Inc.* (Health Care Providers & Services)	1,427	16,625
Enova International, Inc.* (Consumer Finance)	828	52,023
Enpro, Inc. (Machinery)	327	55,188
Envestnet, Inc.* (Software)	821	47,544
Enviri Corp.* (Commercial Services & Supplies)	2,272	20,789
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	296	23,248
Essential Properties Realty Trust, Inc. (Diversified REITs)	2,131	56,813
Ethan Allen Interiors, Inc. (Household Durables)	384	13,275
Extreme Networks, Inc.* (Communications Equipment)	1,466	16,918
EZCORP, Inc.* - Class A (Consumer Finance)	1,485	16,825
FB Financial Corp. (Banks)	1,000	37,660
First Bancorp (Banks)	1,170	42,260
First Commonwealth Financial Corp. (Banks)	1,565	21,785
First Financial Bancorp (Banks)	2,708	60,713
First Hawaiian, Inc. (Banks)	3,632	79,759
Foot Locker, Inc. (Specialty Retail)	2,332	66,462

ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	2,527	$101,433
Forward Air Corp. (Air Freight & Logistics)	877	27,283
Four Corners Property Trust, Inc. (Specialized REITs)	1,443	35,310
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	2,336	31,209
Fresh Del Monte Produce, Inc. (Food Products)	959	24,848
Fulgent Genetics, Inc.* (Health Care Providers & Services)	574	12,456
Fulton Financial Corp. (Banks)	4,662	74,079
Gentherm, Inc.* (Automobile Components)	504	29,020
Genworth Financial, Inc.* (Insurance)	12,836	82,535
Getty Realty Corp. (Retail REITs)	796	21,771
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,158	33,594
Global Net Lease, Inc. (Diversified REITs)	5,559	43,193
Gogo, Inc.* (Wireless Telecommunication Services)	933	8,192
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	238	8,766
Granite Construction, Inc. (Construction & Engineering)	613	35,021
Green Dot Corp.* - Class A (Consumer Finance)	1,284	11,980
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	1,829	42,286
Griffon Corp. (Building Products)	348	25,522
H.B. Fuller Co. (Chemicals)	787	62,756
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	9,954	57,733
Hanmi Financial Corp. (Banks)	860	13,691
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	3,164	89,858
Harmonic, Inc.* (Communications Equipment)	1,472	19,784
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	532	17,865
Haverty Furniture Cos., Inc. (Specialty Retail)	380	12,966
Haynes International, Inc. (Metals & Mining)	159	9,559
Hayward Holdings, Inc.* (Building Products)	3,588	54,932
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	2,102	26,233
HealthStream, Inc. (Health Care Technology)	320	8,531
Heartland Express, Inc. (Ground Transportation)	587	7,009
Heidrick & Struggles International, Inc. (Professional Services)	573	19,287
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,294	54,425
Heritage Financial Corp. (Banks)	993	19,254
Hibbett, Inc. (Specialty Retail)	335	25,731
Highwoods Properties, Inc. (Office REITs)	3,009	78,776
Hillenbrand, Inc. (Machinery)	1,997	100,428
Hilltop Holdings, Inc. (Banks)	1,317	41,248
HNI Corp. (Commercial Services & Supplies)	530	23,919
Hope Bancorp, Inc. (Banks)	3,419	39,353
Horace Mann Educators Corp. (Insurance)	1,162	42,982
Hub Group, Inc.* - Class A (Air Freight & Logistics)	1,776	76,759
Hudson Pacific Properties, Inc. (Office REITs)	3,605	23,252
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	838	32,364
ICU Medical, Inc.* (Health Care Equipment & Supplies)	577	61,923
Inari Medical, Inc.* (Health Care Equipment & Supplies)	624	29,940
Independent Bank Corp. (Banks)	1,220	63,464
Independent Bank Group, Inc. (Banks)	1,022	46,654
Ingevity Corp.* (Chemicals)	959	45,744
Innospec, Inc. (Chemicals)	262	33,782
Innovative Industrial Properties, Inc. (Industrial REITs)	359	37,171
Innoviva, Inc.* (Pharmaceuticals)	803	12,238
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	276	51,204
Insteel Industries, Inc. (Building Products)	205	7,835
Interface, Inc. (Commercial Services & Supplies)	1,654	27,820
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,681	14,642
Itron, Inc.* (Electronic Equipment, Instruments & Components)	660	61,063
Jackson Financial, Inc. - Class A (Financial Services)	2,014	133,206
JBG SMITH Properties (Office REITs)	2,479	39,788
JetBlue Airways Corp.* (Passenger Airlines)	9,486	70,386
John B Sanfilippo & Son, Inc. (Food Products)	120	12,710
John Bean Technologies Corp. (Machinery)	362	37,970
John Wiley & Sons, Inc. - Class A (Media)	1,200	45,755
Kaiser Aluminum Corp. (Metals & Mining)	452	40,390
Kaman Corp. (Aerospace & Defense)	806	36,971
Kelly Services, Inc. - Class A (Professional Services)	909	22,761
Kennametal, Inc. (Machinery)	2,256	56,265
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	3,372	28,932
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	1,657	16,669
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,496	24,086
Kohl's Corp. (Broadline Retail)	3,151	91,852
Koppers Holdings, Inc. (Chemicals)	279	15,392
Korn Ferry (Professional Services)	628	41,298
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	593	29,834
Lakeland Financial Corp. (Banks)	384	25,467
La-Z-Boy, Inc. (Household Durables)	560	21,067
LCI Industries (Automobile Components)	267	32,857
Leslie's, Inc.* (Specialty Retail)	5,251	34,132
LGI Homes, Inc.* (Household Durables)	233	27,114
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	466	34,065
Lincoln National Corp. (Insurance)	4,829	154,190
Lindsay Corp. (Machinery)	160	18,826

ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
LTC Properties, Inc. (Health Care REITs)	672	$21,847
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	28,714	44,794
LXP Industrial Trust (Industrial REITs)	8,329	75,127
M.D.C Holdings, Inc. (Household Durables)	1,700	106,947
Marcus & Millichap, Inc. (Real Estate Management & Development)	399	13,634
MarineMax, Inc.* (Specialty Retail)	578	19,224
Marten Transport, Ltd. (Ground Transportation)	871	16,096
Masterbrand, Inc.* (Building Products)	3,607	67,595
Mativ Holdings, Inc. (Chemicals)	1,544	28,950
Matthews International Corp. - Class A (Commercial Services & Supplies)	314	9,759
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	806	15,048
Medical Properties Trust, Inc.(a) (Health Care REITs)	17,048	80,126
Medifast, Inc. (Personal Care Products)	307	11,764
Mercer International, Inc. (Paper & Forest Products)	1,249	12,428
Mercury General Corp. (Insurance)	756	39,010
Mercury Systems, Inc.* (Aerospace & Defense)	1,487	43,866
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	674	51,055
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	146	16,021
Metallus, Inc.* (Metals & Mining)	470	10,458
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,013	12,338
MGE Energy, Inc. (Electric Utilities)	463	36,447
MGP Ingredients, Inc. (Beverages)	187	16,106
Middlesex Water Co. (Water Utilities)	274	14,385
MillerKnoll, Inc. (Commercial Services & Supplies)	2,074	51,352
Minerals Technologies, Inc. (Chemicals)	463	34,855
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,400	10,850
ModivCare, Inc.* (Health Care Providers & Services)	351	8,231
Moelis & Co. - Class A (Capital Markets)	873	49,560
Monro, Inc. (Specialty Retail)	851	26,841
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	444	12,401
Mr. Cooper Group, Inc.* (Financial Services)	1,839	143,350
Myers Industries, Inc. (Containers & Packaging)	535	12,396
Myriad Genetics, Inc.* (Biotechnology)	1,285	27,396
N-able, Inc.* (Software)	712	9,306
Nabors Industries, Ltd.* (Energy Equipment & Services)	253	21,791
National Bank Holdings Corp. - Class A (Banks)	1,075	38,775
National Beverage Corp.* (Beverages)	299	14,191
National HealthCare Corp. (Health Care Providers & Services)	203	19,186
National Presto Industries, Inc. (Aerospace & Defense)	84	7,039
National Vision Holdings, Inc.* (Specialty Retail)	2,227	49,350
Navient Corp. (Consumer Finance)	2,336	40,646
NBT Bancorp, Inc. (Banks)	1,340	49,151
NCR Atleos Corp.* (Financial Services)	1,907	37,663
NCR Voyix Corp.* (Software)	3,818	48,221
NetScout Systems, Inc.* (Communications Equipment)	2,022	44,160
Newell Brands, Inc. (Household Durables)	10,845	87,085
NexPoint Residential Trust, Inc. (Residential REITs)	650	20,924
NMI Holdings, Inc.* - Class A (Financial Services)	808	26,131
Northfield Bancorp, Inc. (Banks)	1,115	10,838
Northwest Bancshares, Inc. (Banks)	3,618	42,150
Northwest Natural Holding Co. (Gas Utilities)	1,047	38,970
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	1,406	19,445
NV5 Global, Inc.* (Professional Services)	362	35,480
O-I Glass, Inc.* (Containers & Packaging)	4,404	73,062
Olympic Steel, Inc. (Metals & Mining)	142	10,065
Omnicell, Inc.* (Health Care Equipment & Supplies)	1,294	37,823
OPENLANE, Inc.* (Commercial Services & Supplies)	3,074	53,180
Organon & Co. (Pharmaceuticals)	7,275	136,769
Outfront Media, Inc. (Specialized REITs)	2,398	40,263
Owens & Minor, Inc.* (Health Care Providers & Services)	2,177	60,325
Pacific Premier Bancorp, Inc. (Banks)	2,729	65,496
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,322	38,629
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	494	32,900
Park National Corp. (Banks)	241	32,740
Patterson Cos., Inc. (Health Care Providers & Services)	2,347	64,894
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,115	49,133
Payoneer Global, Inc.* (Financial Services)	4,448	21,617
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	322	21,229
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,724	41,824
Pebblebrook Hotel Trust (Hotel & Resort REITs)	3,430	52,857
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	2,357	23,641
PennyMac Mortgage Investment Trust (Mortgage REITs)	2,465	36,186
Perdoceo Education Corp. (Diversified Consumer Services)	823	14,452
Perficient, Inc.* (IT Services)	386	21,728
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	579	7,486
Phillips Edison & Co., Inc. (Retail REITs)	1,702	61,051
Phinia, Inc. (Automobile Components)	1,329	51,073
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	535	15,151
Piper Sandler Cos. (Capital Markets)	221	43,866
Pitney Bowes, Inc. (Commercial Services & Supplies)	4,366	18,905

ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
PJT Partners, Inc. - Class A (Capital Markets)	273	$25,733
Plexus Corp.* (Electronic Equipment, Instruments & Components)	440	41,721
PRA Group, Inc.* (Consumer Finance)	1,117	29,131
Premier, Inc. - Class A (Health Care Providers & Services)	3,410	75,360
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	735	53,331
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	713	59,892
ProAssurance Corp. (Insurance)	1,451	18,660
ProPetro Holding Corp.* (Energy Equipment & Services)	2,416	19,521
Proto Labs, Inc.* (Machinery)	257	9,188
Provident Financial Services, Inc. (Banks)	2,150	31,326
Quaker Chemical Corp. (Chemicals)	189	38,792
Quanex Building Products Corp. (Building Products)	292	11,222
QuinStreet, Inc.* (Interactive Media & Services)	1,484	26,207
Radian Group, Inc. (Financial Services)	1,962	65,668
Ready Capital Corp. (Mortgage REITs)	4,507	41,149
REGENXBIO, Inc.* (Biotechnology)	657	13,843
Renasant Corp. (Banks)	1,598	50,049
Resideo Technologies, Inc.* (Building Products)	4,158	93,223
Resources Connection, Inc. (Professional Services)	906	11,923
Retail Opportunity Investments Corp. (Retail REITs)	3,586	45,973
Rogers Corp.* (Electronic Equipment, Instruments & Components)	157	18,634
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	964	51,593
RXO, Inc.* (Ground Transportation)	1,799	39,344
S&T Bancorp, Inc. (Banks)	511	16,393
Sabre Corp.* (Hotels, Restaurants & Leisure)	5,076	12,284
Safehold, Inc. (Specialized REITs)	1,274	26,244
Safety Insurance Group, Inc. (Insurance)	421	34,602
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,985	37,074
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,587	98,680
Saul Centers, Inc. (Retail REITs)	188	7,236
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	716	31,533
Scholastic Corp. (Media)	747	28,168
Schrodinger, Inc.* (Health Care Technology)	685	18,495
Seacoast Banking Corp. of Florida (Banks)	2,400	60,936
Sealed Air Corp. (Containers & Packaging)	2,466	91,736
Select Medical Holdings Corp. (Health Care Providers & Services)	2,992	90,208
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,006	27,655
Sensient Technologies Corp. (Chemicals)	685	47,395
Service Properties Trust (Hotel & Resort REITs)	4,718	31,988
ServisFirst Bancshares, Inc. (Banks)	753	49,969
Shoe Carnival, Inc. (Specialty Retail)	510	18,686
Shutterstock, Inc. (Interactive Media & Services)	334	15,301
Simmons First National Corp. - Class A (Banks)	3,563	69,336
Simulations Plus, Inc. (Health Care Technology)	186	7,654
SITE Centers Corp. (Retail REITs)	2,715	39,775
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	209	19,485
SJW Group (Water Utilities)	471	26,654
SkyWest, Inc.* (Passenger Airlines)	536	37,027
SL Green Realty Corp. (Office REITs)	1,840	101,439
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	870	22,898
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	987	70,058
Sonic Automotive, Inc. - Class A (Specialty Retail)	423	24,086
Sonos, Inc.* (Household Durables)	3,526	67,206
Southside Bancshares, Inc. (Banks)	499	14,586
SpartanNash Co. (Consumer Staples Distribution & Retail)	985	19,907
Sprinklr, Inc.* - Class A (Software)	3,366	41,301
STAAR Surgical Co.* (Health Care Equipment & Supplies)	542	20,748
Standard Motor Products, Inc. (Automobile Components)	532	17,849
Stellar Bancorp, Inc. (Banks)	1,335	32,521
Stepan Co. (Chemicals)	605	54,474
Stewart Information Services Corp. (Insurance)	779	50,682
StoneX Group, Inc.* (Capital Markets)	772	54,242
Strategic Education, Inc. (Diversified Consumer Services)	365	38,004
Sturm Ruger & Co., Inc. (Leisure Products)	504	23,260
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,500	9,765
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	610	9,205
SunCoke Energy, Inc. (Metals & Mining)	2,384	26,868
SunPower Corp.*(a) (Electrical Equipment)	2,446	7,338
Sunrun, Inc.* (Electrical Equipment)	6,158	81,163
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	933	31,825
Sylvamo Corp. (Paper & Forest Products)	1,004	61,986
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,836	53,436
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	1,002	35,481
TechTarget, Inc.* (Media)	309	10,222
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,403	22,476
The Andersons, Inc. (Consumer Staples Distribution & Retail)	421	24,153
The Buckle, Inc. (Specialty Retail)	316	12,725
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	718	25,956
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	1,005	37,848
The E.W. Scripps Co.* - Class A (Media)	1,676	6,587
The GEO Group, Inc.* (Commercial Services & Supplies)	3,474	49,053

ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
The Greenbrier Cos., Inc. (Machinery)	885	$46,109
The Hain Celestial Group, Inc.* (Food Products)	2,557	20,098
The Macerich Co. (Retail REITs)	6,147	105,912
The Marcus Corp. (Entertainment)	329	4,692
The ODP Corp.* (Specialty Retail)	947	50,238
The Simply Good Foods Co.* (Food Products)	956	32,533
Thryv Holdings, Inc.* (Media)	881	19,585
Titan International, Inc.* (Machinery)	1,444	17,992
Tompkins Financial Corp. (Banks)	357	17,954
Tootsie Roll Industries, Inc. (Food Products)	197	6,310
Topgolf Callaway Brands Corp.* (Leisure Products)	4,044	65,391
TreeHouse Foods, Inc.* (Food Products)	1,432	55,775
Tri Pointe Homes, Inc.* (Household Durables)	1,077	41,637
Trinity Industries, Inc. (Machinery)	1,165	32,445
Triumph Group, Inc.* (Aerospace & Defense)	2,188	32,908
Trupanion, Inc.*(a) (Insurance)	529	14,606
TrustCo Bank Corp. (Banks)	541	15,235
Trustmark Corp. (Banks)	1,738	48,855
TTEC Holdings, Inc. (Professional Services)	540	5,600
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,910	45,542
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	192	21,671
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	2,196	27,252
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,276	58,619
UniFirst Corp. (Commercial Services & Supplies)	254	44,051
United Community Banks, Inc. (Banks)	3,386	89,119
United Fire Group, Inc. (Insurance)	604	13,149
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	1,691	19,430
Uniti Group, Inc. (Specialized REITs)	3,261	19,240
Unitil Corp. (Multi-Utilities)	252	13,192
Universal Corp. (Tobacco)	699	36,152
Universal Health Realty Income Trust (Health Care REITs)	188	6,901
Upbound Group, Inc. (Specialty Retail)	558	19,647
Urban Edge Properties (Retail REITs)	1,373	23,712
USANA Health Sciences, Inc.* (Personal Care Products)	316	15,326
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,156	20,924
Vector Group, Ltd. (Tobacco)	2,075	22,742
Veris Residential, Inc. (Residential REITs)	1,369	20,822
Veritex Holdings, Inc. (Banks)	1,547	31,698
Vestis Corp. (Commercial Services & Supplies)	1,758	33,877
Viasat, Inc.* (Communications Equipment)	2,140	38,713
Viavi Solutions, Inc.* (Communications Equipment)	6,334	57,575
Vicor Corp.* (Electrical Equipment)	302	11,548
Victoria's Secret & Co.* (Specialty Retail)	2,204	42,714
Vir Biotechnology, Inc.* (Biotechnology)	2,450	24,819
Virtus Investment Partners, Inc. (Capital Markets)	71	17,607
Vista Outdoor, Inc.* (Leisure Products)	1,655	54,251
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	367	19,282
Wabash National Corp. (Machinery)	1,292	38,682
WaFd, Inc. (Banks)	1,929	55,999
Walker & Dunlop, Inc. (Financial Services)	543	54,876
Westamerica Bancorp (Banks)	296	14,468
Whitestone REIT (Retail REITs)	684	8,584
Winnebago Industries, Inc. (Automobiles)	366	27,084
WK Kellogg Co. (Food Products)	1,876	35,269
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	2,264	25,379
World Kinect Corp. (Oil, Gas & Consumable Fuels)	1,713	45,309
Worthington Enterprises, Inc. (Household Durables)	269	16,740
Worthington Steel, Inc.* (Metals & Mining)	269	9,644
WSFS Financial Corp. (Banks)	948	42,793
Xencor, Inc.* (Biotechnology)	832	18,412
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,228	18,432
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	3,218	57,602
Xperi, Inc.* (Software)	619	7,465
TOTAL COMMON STOCKS
(Cost $14,266,957)		16,651,287

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $34,020	$34,000	$34,000
TOTAL REPURCHASE AGREEMENTS
(Cost $34,000)		34,000

Collateral for Securities Loaned(c) (1.4%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 5.24%(d)	223,019	$223,019
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $223,019)		223,019
TOTAL INVESTMENT SECURITIES
(Cost $14,523,976) —102.4%		16,908,306
Net other assets (liabilities) — (2.4)%		(390,187)
NET ASSETS - 100.0%		$16,518,119

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $215,131.

ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at March 31, 2024.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2024.
REIT	Real Estate Investment Trust

ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

ProFund VP Small-Cap Value invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$136,590	0.8%
Air Freight & Logistics	104,042	0.6%
Automobile Components	225,852	1.4%
Automobiles	27,084	0.2%
Banks	2,175,386	13.2%
Beverages	30,297	0.2%
Biotechnology	162,544	1.0%
Broadline Retail	91,852	0.6%
Building Products	301,246	1.8%
Capital Markets	284,630	1.7%
Chemicals	446,677	2.7%
Commercial Services & Supplies	541,283	3.3%
Communications Equipment	249,288	1.5%
Construction & Engineering	203,723	1.2%
Consumer Finance	233,449	1.4%
Consumer Staples Distribution & Retail	161,230	1.0%
Containers & Packaging	177,194	1.1%
Diversified Consumer Services	63,306	0.4%
Diversified REITs	175,734	1.1%
Diversified Telecommunication Services	112,015	0.7%
Electric Utilities	36,447	0.2%
Electrical Equipment	100,049	0.6%
Electronic Equipment, Instruments & Components	519,114	3.2%
Energy Equipment & Services	225,347	1.4%
Entertainment	4,692	NM
Financial Services	482,511	2.9%
Food Products	227,246	1.3%
Gas Utilities	76,310	0.5%
Ground Transportation	62,449	0.4%
Health Care Equipment & Supplies	316,758	1.9%
Health Care Providers & Services	505,325	3.1%
Health Care REITs	153,350	0.9%
Health Care Technology	57,567	0.3%
Hotel & Resort REITs	127,095	0.8%
Hotels, Restaurants & Leisure	240,934	1.5%
Household Durables	419,092	2.4%
Household Products	98,558	0.6%
Independent Power and Renewable Electricity Producers	75,240	0.5%
Industrial REITs	112,298	0.7%
Insurance	587,209	3.6%
Interactive Media & Services	41,508	0.3%
IT Services	132,126	0.8%
Leisure Products	142,902	0.9%
Life Sciences Tools & Services	143,862	0.9%
Machinery	573,123	3.6%
Media	120,834	0.7%
Metals & Mining	170,874	1.0%
Mortgage REITs	408,089	2.5%
Multi-Utilities	90,306	0.5%
Office REITs	363,784	2.2%
Oil, Gas & Consumable Fuels	227,326	1.3%
Paper & Forest Products	95,011	0.6%
Passenger Airlines	301,595	1.8%
Personal Care Products	101,443	0.6%
Pharmaceuticals	354,980	2.1%
Professional Services	157,480	1.0%
Real Estate Management & Development	112,063	0.7%
Residential REITs	101,002	0.6%
Retail REITs	363,530	2.2%
Semiconductors & Semiconductor Equipment	376,709	2.3%
Software	320,966	1.9%
Specialized REITs	121,057	0.7%
Specialty Retail	848,273	5.0%
Technology Hardware, Storage & Peripherals	72,793	0.4%
Textiles, Apparel & Luxury Goods	129,107	0.8%
Tobacco	58,894	0.4%
Trading Companies & Distributors	237,342	1.4%
Water Utilities	122,627	0.7%
Wireless Telecommunication Services	30,668	0.2%
Other**	(133,168)	(0.8)%
Total	$16,518,119	100.0%

NM	Not meaningful, amount is less than 0.05%
**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

ProFund VP Technology :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (99.6%)

	Shares	Value
Accenture PLC - Class A (IT Services)	3,912	$1,355,937
Adobe, Inc.* (Software)	2,820	1,422,972
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,082	1,819,700
Akamai Technologies, Inc.* (IT Services)	941	102,343
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	3,743	431,756
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,094	611,962
ANSYS, Inc.* (Software)	542	188,161
Apple, Inc. (Technology Hardware, Storage & Peripherals)	66,625	11,424,855
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,193	1,070,952
Arista Networks, Inc.* (Communications Equipment)	1,572	455,849
Autodesk, Inc.* (Software)	1,335	347,661
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,020	2,677,329
Cadence Design Systems, Inc.* (Software)	1,698	528,553
CDW Corp. (Electronic Equipment, Instruments & Components)	836	213,832
Cisco Systems, Inc. (Communications Equipment)	25,349	1,265,168
Cognizant Technology Solutions Corp. - Class A (IT Services)	3,107	227,712
Corning, Inc. (Electronic Equipment, Instruments & Components)	4,791	157,911
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	847	102,470
EPAM Systems, Inc.* (IT Services)	360	99,418
F5, Inc.* (Communications Equipment)	367	69,580
Fair Isaac Corp.* (Software)	155	193,690
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	667	112,590
Fortinet, Inc.* (Software)	3,977	271,669
Gartner, Inc.* (IT Services)	486	231,662
Gen Digital, Inc. (Software)	3,497	78,333
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	8,111	143,808
HP, Inc. (Technology Hardware, Storage & Peripherals)	5,439	164,367
Intel Corp. (Semiconductors & Semiconductor Equipment)	26,383	1,165,337
International Business Machines Corp. (IT Services)	5,709	1,090,191
Intuit, Inc. (Software)	1,747	1,135,550
Jabil, Inc. (Electronic Equipment, Instruments & Components)	796	106,624
Juniper Networks, Inc. (Communications Equipment)	2,009	74,454
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,090	170,454
KLA Corp. (Semiconductors & Semiconductor Equipment)	844	589,593
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	818	794,744
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,372	302,502
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,889	812,144
Microsoft Corp. (Software)	32,250	13,568,219
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	300	203,226
Motorola Solutions, Inc. (Communications Equipment)	1,036	367,759
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,286	134,991
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,947	2,662,792
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,608	398,414
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,666	196,084
Oracle Corp. (Software)	9,948	1,249,568
Palo Alto Networks, Inc.* (Software)	1,967	558,884
PTC, Inc.* (Software)	746	140,949
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	602	69,128
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	6,963	1,178,836
Roper Technologies, Inc. (Software)	667	374,080
Salesforce, Inc.* (Software)	6,039	1,818,825
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,216	113,149
ServiceNow, Inc.* (Software)	1,279	975,110
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,000	108,320
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	314	317,149
Synopsys, Inc.* (Software)	952	544,068
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,927	279,877
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	294	126,220
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	954	107,640
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,673	988,293
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,553	99,951
Tyler Technologies, Inc.* (Software)	263	111,778
VeriSign, Inc.* (IT Services)	550	104,231
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	2,023	138,050
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	320	96,461
TOTAL COMMON STOCKS (Cost $23,402,102)		59,043,885

ProFund VP Technology :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Repurchase Agreements(a) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $537,310	$537,000	$537,000
TOTAL REPURCHASE AGREEMENTS (Cost $537,000)		537,000
TOTAL INVESTMENT SECURITIES (Cost $23,939,102) —100.5%		59,580,885
Net other assets (liabilities) — (0.5)%		(270,545)
NET ASSETS - 100.0%		$59,310,340

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	4/23/24	5.93%	$499,833	$(291)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Technology invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Communications Equipment	$2,232,810	3.8%
Electronic Equipment, Instruments & Components	1,683,086	2.8%
IT Services	3,211,494	5.4%
Semiconductors & Semiconductor Equipment	15,972,056	26.9%
Software	23,508,070	39.7%
Technology Hardware, Storage & Peripherals	12,436,369	21.0%
Other**	266,455	0.4%
Total	$59,310,340	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP UltraBull :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (71.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	162	$17,183
A.O. Smith Corp. (Building Products)	36	3,221
Abbott Laboratories (Health Care Equipment & Supplies)	510	57,967
AbbVie, Inc. (Biotechnology)	519	94,510
Accenture PLC - Class A (IT Services)	184	63,777
Adobe, Inc.* (Software)	133	67,112
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	475	85,733
Aflac, Inc. (Insurance)	155	13,308
Agilent Technologies, Inc. (Life Sciences Tools & Services)	86	12,514
Air Products and Chemicals, Inc. (Chemicals)	65	15,748
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	128	21,115
Akamai Technologies, Inc.* (IT Services)	44	4,785
Albemarle Corp. (Chemicals)	34	4,479
Alexandria Real Estate Equities, Inc. (Office REITs)	46	5,930
Align Technology, Inc.* (Health Care Equipment & Supplies)	21	6,886
Allegion PLC (Building Products)	26	3,502
Alliant Energy Corp. (Electric Utilities)	75	3,780
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,731	261,260
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,449	220,625
Altria Group, Inc. (Tobacco)	518	22,595
Amazon.com, Inc.* (Broadline Retail)	2,685	484,319
Amcor PLC (Containers & Packaging)	425	4,042
Ameren Corp. (Multi-Utilities)	77	5,695
American Airlines Group, Inc.* (Passenger Airlines)	192	2,947
American Electric Power Co., Inc. (Electric Utilities)	154	13,259
American Express Co. (Consumer Finance)	168	38,251
American International Group, Inc. (Insurance)	206	16,103
American Tower Corp. (Specialized REITs)	137	27,069
American Water Works Co., Inc. (Water Utilities)	57	6,966
Ameriprise Financial, Inc. (Capital Markets)	29	12,715
AMETEK, Inc. (Electrical Equipment)	68	12,437
Amgen, Inc. (Biotechnology)	157	44,638
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	176	20,303
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	146	28,877
ANSYS, Inc.* (Software)	26	9,026
Aon PLC - Class A (Insurance)	59	19,689
APA Corp. (Oil, Gas & Consumable Fuels)	89	3,060
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,264	731,191
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	244	50,320
Aptiv PLC* (Automobile Components)	82	6,531
Arch Capital Group, Ltd.* (Insurance)	109	10,076
Archer-Daniels-Midland Co. (Food Products)	157	9,861
Arista Networks, Inc.* (Communications Equipment)	74	21,459
Arthur J. Gallagher & Co. (Insurance)	64	16,003
Assurant, Inc. (Insurance)	15	2,824
AT&T, Inc. (Diversified Telecommunication Services)	2,100	36,960
Atmos Energy Corp. (Gas Utilities)	44	5,230
Autodesk, Inc.* (Software)	63	16,406
Automatic Data Processing, Inc. (Professional Services)	121	30,218
AutoZone, Inc.* (Specialty Retail)	5	15,758
AvalonBay Communities, Inc. (Residential REITs)	42	7,795
Avery Dennison Corp. (Containers & Packaging)	24	5,358
Axon Enterprise, Inc.* (Aerospace & Defense)	21	6,570
Baker Hughes Co. (Energy Equipment & Services)	294	9,849
Ball Corp. (Containers & Packaging)	93	6,264
Bank of America Corp. (Banks)	2,022	76,673
Bath & Body Works, Inc. (Specialty Retail)	66	3,301
Baxter International, Inc. (Health Care Equipment & Supplies)	149	6,368
Becton Dickinson & Co. (Health Care Equipment & Supplies)	85	21,033
Berkshire Hathaway, Inc.* - Class B (Financial Services)	534	224,559
Best Buy Co., Inc. (Specialty Retail)	56	4,594
Biogen, Inc.* (Biotechnology)	43	9,272
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	6	2,075
Bio-Techne Corp. (Life Sciences Tools & Services)	46	3,238
BlackRock, Inc. (Capital Markets)	41	34,182
Blackstone, Inc. (Capital Markets)	211	27,719
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	10	36,278
BorgWarner, Inc. (Automobile Components)	67	2,328
Boston Properties, Inc. (Office REITs)	42	2,743
Boston Scientific Corp.* (Health Care Equipment & Supplies)	430	29,451
Bristol-Myers Squibb Co. (Pharmaceuticals)	598	32,430
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	129	170,978
Broadridge Financial Solutions, Inc. (Professional Services)	35	7,170
Brown & Brown, Inc. (Insurance)	69	6,040
Brown-Forman Corp. - Class B (Beverages)	53	2,736
Builders FirstSource, Inc.* (Building Products)	36	7,508
Bunge Global SA (Food Products)	43	4,408
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	34	2,589
Cadence Design Systems, Inc.* (Software)	80	24,902
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	63	2,756
Camden Property Trust (Residential REITs)	31	3,050
Campbell Soup Co. (Food Products)	58	2,578

ProFund VP UltraBull :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Capital One Financial Corp. (Consumer Finance)	112	$16,676
Cardinal Health, Inc. (Health Care Providers & Services)	71	7,945
CarMax, Inc.* (Specialty Retail)	46	4,007
Carnival Corp.* (Hotels, Restaurants & Leisure)	296	4,837
Carrier Global Corp. (Building Products)	245	14,242
Catalent, Inc.* (Pharmaceuticals)	53	2,992
Caterpillar, Inc. (Machinery)	150	54,965
Cboe Global Markets, Inc. (Capital Markets)	31	5,696
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	87	8,460
CDW Corp. (Electronic Equipment, Instruments & Components)	39	9,975
Celanese Corp. (Chemicals)	29	4,984
Cencora, Inc. (Health Care Providers & Services)	49	11,907
Centene Corp.* (Health Care Providers & Services)	157	12,321
CenterPoint Energy, Inc. (Multi-Utilities)	185	5,271
CF Industries Holdings, Inc. (Chemicals)	56	4,660
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	15	4,064
Charter Communications, Inc.* - Class A (Media)	29	8,428
Chevron Corp. (Oil, Gas & Consumable Fuels)	509	80,290
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	8	23,254
Chubb, Ltd. (Insurance)	119	30,836
Church & Dwight Co., Inc. (Household Products)	72	7,510
Cincinnati Financial Corp. (Insurance)	46	5,712
Cintas Corp. (Commercial Services & Supplies)	25	17,176
Cisco Systems, Inc. (Communications Equipment)	1,194	59,592
Citigroup, Inc. (Banks)	559	35,351
Citizens Financial Group, Inc. (Banks)	137	4,972
CME Group, Inc. (Capital Markets)	106	22,821
CMS Energy Corp. (Multi-Utilities)	86	5,189
Cognizant Technology Solutions Corp. - Class A (IT Services)	146	10,700
Colgate-Palmolive Co. (Household Products)	242	21,792
Comcast Corp. - Class A (Media)	1,164	50,460
Comerica, Inc. (Banks)	39	2,145
Conagra Brands, Inc. (Food Products)	140	4,150
ConocoPhillips (Oil, Gas & Consumable Fuels)	346	44,039
Consolidated Edison, Inc. (Multi-Utilities)	101	9,172
Constellation Brands, Inc. - Class A (Beverages)	47	12,773
Constellation Energy Corp. (Electric Utilities)	94	17,376
Copart, Inc.* (Commercial Services & Supplies)	257	14,885
Corning, Inc. (Electronic Equipment, Instruments & Components)	226	7,449
Corpay, Inc.* (Software)	21	6,479
Corteva, Inc. (Chemicals)	206	11,880
CoStar Group, Inc.* (Real Estate Management & Development)	120	11,592
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	130	95,241
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	221	6,161
Crown Castle, Inc. (Specialized REITs)	127	13,440
CSX Corp. (Ground Transportation)	580	21,501
Cummins, Inc. (Machinery)	40	11,786
CVS Health Corp. (Health Care Providers & Services)	370	29,511
D.R. Horton, Inc. (Household Durables)	88	14,481
Danaher Corp. (Life Sciences Tools & Services)	193	48,196
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	35	5,850
DaVita, Inc.* (Health Care Providers & Services)	16	2,209
Dayforce, Inc.* (Professional Services)	46	3,046
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	8	7,530
Deere & Co. (Machinery)	76	31,216
Delta Air Lines, Inc. (Passenger Airlines)	188	9,000
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	62	2,058
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	188	9,434
Dexcom, Inc.* (Health Care Equipment & Supplies)	113	15,673
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	53	10,503
Digital Realty Trust, Inc. (Specialized REITs)	89	12,820
Discover Financial Services (Consumer Finance)	73	9,570
Dollar General Corp. (Consumer Staples Distribution & Retail)	64	9,988
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	61	8,122
Dominion Energy, Inc. (Multi-Utilities)	246	12,100
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	10	4,969
Dover Corp. (Machinery)	41	7,265
Dow, Inc. (Chemicals)	206	11,934
DTE Energy Co. (Multi-Utilities)	61	6,841
Duke Energy Corp. (Electric Utilities)	226	21,856
DuPont de Nemours, Inc. (Chemicals)	126	9,660
Eastman Chemical Co. (Chemicals)	34	3,407
Eaton Corp. PLC (Electrical Equipment)	117	36,583
eBay, Inc. (Broadline Retail)	152	8,023
Ecolab, Inc. (Chemicals)	75	17,318
Edison International (Electric Utilities)	113	7,992
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	178	17,010
Electronic Arts, Inc. (Entertainment)	71	9,420
Elevance Health, Inc. (Health Care Providers & Services)	69	35,779
Eli Lilly & Co. (Pharmaceuticals)	234	182,043
Emerson Electric Co. (Electrical Equipment)	168	19,055

ProFund VP UltraBull :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares		Value
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	40		$4,839
Entergy Corp. (Electric Utilities)	62		6,552
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	171		21,861
EPAM Systems, Inc.* (IT Services)	17		4,695
EQT Corp. (Oil, Gas & Consumable Fuels)	121		4,485
Equifax, Inc. (Professional Services)	36		9,631
Equinix, Inc. (Specialized REITs)	28		23,109
Equity Residential (Residential REITs)	101		6,374
Essex Property Trust, Inc. (Residential REITs)	19		4,651
Etsy, Inc.* (Broadline Retail)	35		2,405
Everest Group, Ltd. (Insurance)	13		5,168
Evergy, Inc. (Electric Utilities)	67		3,576
Eversource Energy (Electric Utilities)	103		6,156
Exelon Corp. (Electric Utilities)	292		10,970
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	38		5,235
Expeditors International of Washington, Inc. (Air Freight & Logistics)	43		5,228
Extra Space Storage, Inc. (Specialized REITs)	62		9,114
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,166		135,536
F5, Inc.* (Communications Equipment)	17		3,223
FactSet Research Systems, Inc. (Capital Markets)	11		4,998
Fair Isaac Corp.* (Software)	7		8,747
Fastenal Co. (Trading Companies & Distributors)	168		12,960
Federal Realty Investment Trust (Retail REITs)	22		2,247
FedEx Corp. (Air Freight & Logistics)	68		19,702
Fidelity National Information Services, Inc. (Financial Services)	174		12,907
Fifth Third Bancorp (Banks)	200		7,442
First Horizon Corp. (Banks)	—	(a)	5
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	31		5,233
FirstEnergy Corp. (Electric Utilities)	152		5,870
Fiserv, Inc.* (Financial Services)	176		28,128
FMC Corp. (Chemicals)	37		2,357
Ford Motor Co. (Automobiles)	1,146		15,219
Fortinet, Inc.* (Software)	187		12,774
Fortive Corp. (Machinery)	103		8,860
Fox Corp. - Class A (Media)	70		2,189
Fox Corp. - Class B (Media)	39		1,116
Franklin Resources, Inc. (Capital Markets)	88		2,474
Freeport-McMoRan, Inc. (Metals & Mining)	421		19,795
Garmin, Ltd. (Household Durables)	45		6,699
Gartner, Inc.* (IT Services)	23		10,963
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	125		11,364
Gen Digital, Inc. (Software)	165		3,696
Generac Holdings, Inc.* (Electrical Equipment)	18		2,271
General Dynamics Corp. (Aerospace & Defense)	67		18,927
General Electric Co. (Industrial Conglomerates)	320		56,169
General Mills, Inc. (Food Products)	167		11,685
General Motors Co. (Automobiles)	339		15,374
Genuine Parts Co. (Distributors)	41		6,352
Gilead Sciences, Inc. (Biotechnology)	366		26,810
Global Payments, Inc. (Financial Services)	76		10,158
Globe Life, Inc. (Insurance)	25		2,909
Halliburton Co. (Energy Equipment & Services)	261		10,289
Hasbro, Inc. (Leisure Products)	38		2,148
HCA Healthcare, Inc. (Health Care Providers & Services)	58		19,345
Healthpeak Properties, Inc. (Health Care REITs)	208		3,900
Henry Schein, Inc.* (Health Care Providers & Services)	38		2,870
Hess Corp. (Oil, Gas & Consumable Fuels)	81		12,364
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	382		6,773
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	74		15,785
Hologic, Inc.* (Health Care Equipment & Supplies)	69		5,379
Honeywell International, Inc. (Industrial Conglomerates)	194		39,819
Hormel Foods Corp. (Food Products)	85		2,966
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	207		4,281
Howmet Aerospace, Inc. (Aerospace & Defense)	115		7,869
HP, Inc. (Technology Hardware, Storage & Peripherals)	256		7,736
Hubbell, Inc. (Electrical Equipment)	16		6,641
Humana, Inc. (Health Care Providers & Services)	36		12,482
Huntington Bancshares, Inc. (Banks)	425		5,929
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	12		3,498
IDEX Corp. (Machinery)	22		5,368
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	24		12,958
Illinois Tool Works, Inc. (Machinery)	80		21,466
Illumina, Inc.* (Life Sciences Tools & Services)	47		6,454
Incyte Corp.* (Biotechnology)	55		3,133
Ingersoll Rand, Inc. (Machinery)	119		11,299
Insulet Corp.* (Health Care Equipment & Supplies)	21		3,599
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,242		54,859
Intercontinental Exchange, Inc. (Capital Markets)	168		23,088
International Business Machines Corp. (IT Services)	269		51,369
International Flavors & Fragrances, Inc. (Chemicals)	75		6,449
International Paper Co. (Containers & Packaging)	102		3,980
Intuit, Inc. (Software)	82		53,300
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	103		41,106
Invesco, Ltd. (Capital Markets)	132		2,190
Invitation Homes, Inc. (Residential REITs)	169		6,018

ProFund VP UltraBull :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	54	$13,656
Iron Mountain, Inc. (Specialized REITs)	86	6,898
J.B. Hunt Transport Services, Inc. (Ground Transportation)	24	4,782
Jabil, Inc. (Electronic Equipment, Instruments & Components)	37	4,956
Jack Henry & Associates, Inc. (Financial Services)	21	3,648
Jacobs Solutions, Inc. (Professional Services)	37	5,688
Johnson & Johnson (Pharmaceuticals)	707	111,840
Johnson Controls International PLC (Building Products)	200	13,064
JPMorgan Chase & Co. (Banks)	849	170,054
Juniper Networks, Inc. (Communications Equipment)	95	3,521
Kellanova (Food Products)	77	4,411
Kenvue, Inc. (Personal Care Products)	506	10,859
Keurig Dr Pepper, Inc. (Beverages)	306	9,385
KeyCorp (Banks)	275	4,348
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	51	7,975
Kimberly-Clark Corp. (Household Products)	99	12,806
Kimco Realty Corp. (Retail REITs)	196	3,844
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	568	10,417
KLA Corp. (Semiconductors & Semiconductor Equipment)	40	27,943
L3Harris Technologies, Inc. (Aerospace & Defense)	56	11,934
Laboratory Corp. of America Holdings (Health Care Providers & Services)	25	5,462
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	39	37,891
Lamb Weston Holdings, Inc. (Food Products)	42	4,474
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	108	5,584
Leidos Holdings, Inc. (Professional Services)	40	5,244
Lennar Corp. - Class A (Household Durables)	73	12,555
Linde PLC (Chemicals)	142	65,933
Live Nation Entertainment, Inc.* (Entertainment)	42	4,442
LKQ Corp. (Distributors)	79	4,219
Lockheed Martin Corp. (Aerospace & Defense)	63	28,657
Loews Corp. (Insurance)	54	4,228
Lowe's Cos., Inc. (Specialty Retail)	169	43,049
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	34	13,282
LyondellBasell Industries N.V. - Class A (Chemicals)	75	7,671
M&T Bank Corp. (Banks)	49	7,127
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	172	4,874
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	108	21,762
MarketAxess Holdings, Inc. (Capital Markets)	11	2,412
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	72	18,231
Marsh & McLennan Cos., Inc. (Insurance)	145	29,867
Martin Marietta Materials, Inc. (Construction Materials)	18	11,051
Masco Corp. (Building Products)	65	5,127
Mastercard, Inc. - Class A (Financial Services)	242	116,540
Match Group, Inc.* (Interactive Media & Services)	80	2,902
McCormick & Co., Inc. (Food Products)	74	5,684
McDonald's Corp. (Hotels, Restaurants & Leisure)	213	60,054
McKesson Corp. (Health Care Providers & Services)	39	20,937
Medtronic PLC (Health Care Equipment & Supplies)	391	34,076
Merck & Co., Inc. (Pharmaceuticals)	744	98,171
Meta Platforms, Inc. - Class A (Interactive Media & Services)	646	313,684
MetLife, Inc. (Insurance)	180	13,340
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	6	7,988
MGM Resorts International* (Hotels, Restaurants & Leisure)	80	3,777
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	159	14,264
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	324	38,196
Microsoft Corp. (Software)	2,182	918,012
Mid-America Apartment Communities, Inc. (Residential REITs)	34	4,474
Moderna, Inc.* (Biotechnology)	97	10,336
Mohawk Industries, Inc.* (Household Durables)	16	2,094
Molina Healthcare, Inc.* (Health Care Providers & Services)	17	6,984
Molson Coors Beverage Co. - Class B (Beverages)	54	3,632
Mondelez International, Inc. - Class A (Food Products)	395	27,650
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	14	9,484
Monster Beverage Corp.* (Beverages)	217	12,864
Moody's Corp. (Capital Markets)	46	18,079
Morgan Stanley (Capital Markets)	368	34,651
Motorola Solutions, Inc. (Communications Equipment)	49	17,394
MSCI, Inc. (Capital Markets)	23	12,890
Nasdaq, Inc. (Capital Markets)	110	6,941
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	61	6,403
Netflix, Inc.* (Entertainment)	127	77,131
Newmont Corp. (Metals & Mining)	339	12,150
News Corp. - Class A (Media)	112	2,932
News Corp. - Class B (Media)	34	920
NextEra Energy, Inc. (Electric Utilities)	603	38,539
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	358	33,646
NiSource, Inc. (Multi-Utilities)	121	3,347
Nordson Corp. (Machinery)	16	4,393

ProFund VP UltraBull :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Norfolk Southern Corp. (Ground Transportation)	66	$16,821
Northern Trust Corp. (Capital Markets)	60	5,335
Northrop Grumman Corp. (Aerospace & Defense)	41	19,625
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	125	2,616
NRG Energy, Inc. (Electric Utilities)	66	4,468
Nucor Corp. (Metals & Mining)	72	14,249
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	725	655,082
NVR, Inc.* (Household Durables)	1	8,100
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	76	18,831
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	193	12,543
Old Dominion Freight Line, Inc. (Ground Transportation)	52	11,404
Omnicom Group, Inc. (Media)	58	5,612
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	126	9,267
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	171	13,709
Oracle Corp. (Software)	468	58,785
O'Reilly Automotive, Inc.* (Specialty Retail)	17	19,191
Otis Worldwide Corp. (Machinery)	119	11,813
PACCAR, Inc. (Machinery)	154	19,079
Packaging Corp. of America (Containers & Packaging)	26	4,934
Palo Alto Networks, Inc.* (Software)	93	26,424
Paramount Global - Class B (Media)	142	1,671
Parker-Hannifin Corp. (Machinery)	38	21,120
Paychex, Inc. (Professional Services)	94	11,543
Paycom Software, Inc. (Professional Services)	14	2,786
PayPal Holdings, Inc.* (Financial Services)	315	21,102
Pentair PLC (Machinery)	49	4,187
PepsiCo, Inc. (Beverages)	404	70,703
Pfizer, Inc. (Pharmaceuticals)	1,658	46,010
PG&E Corp. (Electric Utilities)	627	10,509
Philip Morris International, Inc. (Tobacco)	456	41,779
Phillips 66 (Oil, Gas & Consumable Fuels)	126	20,581
Pinnacle West Capital Corp. (Electric Utilities)	33	2,466
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	69	18,113
Pool Corp. (Distributors)	11	4,439
PPG Industries, Inc. (Chemicals)	69	9,998
PPL Corp. (Electric Utilities)	217	5,974
Principal Financial Group, Inc. (Insurance)	64	5,524
Prologis, Inc. (Industrial REITs)	271	35,290
Prudential Financial, Inc. (Insurance)	106	12,444
PTC, Inc.* (Software)	35	6,613
Public Service Enterprise Group, Inc. (Multi-Utilities)	146	9,750
Public Storage (Specialized REITs)	46	13,343
PulteGroup, Inc. (Household Durables)	62	7,478
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	28	3,215
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	328	55,530
Quanta Services, Inc. (Construction & Engineering)	43	11,171
Quest Diagnostics, Inc. (Health Care Providers & Services)	33	4,393
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	11	2,065
Raymond James Financial, Inc. (Capital Markets)	55	7,063
Realty Income Corp. (Retail REITs)	244	13,200
Regency Centers Corp. (Retail REITs)	48	2,907
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	31	29,837
Regions Financial Corp. (Banks)	271	5,702
Republic Services, Inc. (Commercial Services & Supplies)	60	11,486
ResMed, Inc. (Health Care Equipment & Supplies)	43	8,515
Revvity, Inc. (Life Sciences Tools & Services)	36	3,780
Robert Half, Inc. (Professional Services)	31	2,458
Rockwell Automation, Inc. (Electrical Equipment)	34	9,905
Rollins, Inc. (Commercial Services & Supplies)	82	3,794
Roper Technologies, Inc. (Software)	31	17,386
Ross Stores, Inc. (Specialty Retail)	99	14,529
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	69	9,592
RTX Corp. (Aerospace & Defense)	390	38,037
S&P Global, Inc. (Capital Markets)	94	39,992
Salesforce, Inc.* (Software)	284	85,536
SBA Communications Corp. (Specialized REITs)	32	6,934
Schlumberger N.V. (Energy Equipment & Services)	419	22,965
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	57	5,304
Sempra (Multi-Utilities)	185	13,288
ServiceNow, Inc.* (Software)	60	45,744
Simon Property Group, Inc. (Retail REITs)	96	15,023
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	47	5,091
Snap-on, Inc. (Machinery)	16	4,740
Southwest Airlines Co. (Passenger Airlines)	175	5,108
Stanley Black & Decker, Inc. (Machinery)	45	4,407
Starbucks Corp. (Hotels, Restaurants & Leisure)	333	30,433
State Street Corp. (Capital Markets)	89	6,881
Steel Dynamics, Inc. (Metals & Mining)	45	6,670
STERIS PLC (Health Care Equipment & Supplies)	29	6,520
Stryker Corp. (Health Care Equipment & Supplies)	99	35,429
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	15	15,150
Synchrony Financial (Consumer Finance)	119	5,131
Synopsys, Inc.* (Software)	45	25,718
Sysco Corp. (Consumer Staples Distribution & Retail)	146	11,852

ProFund VP UltraBull :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
T. Rowe Price Group, Inc. (Capital Markets)	66	$8,047
Take-Two Interactive Software, Inc.* (Entertainment)	47	6,979
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	67	3,181
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	65	7,279
Target Corp. (Consumer Staples Distribution & Retail)	136	24,101
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	91	13,217
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	14	6,010
Teleflex, Inc. (Health Care Equipment & Supplies)	14	3,166
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	45	5,077
Tesla, Inc.* (Automobiles)	814	143,093
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	267	46,514
Textron, Inc. (Aerospace & Defense)	58	5,564
The AES Corp. (Independent Power and Renewable Electricity Producers)	197	3,532
The Allstate Corp. (Insurance)	77	13,322
The Bank of New York Mellon Corp. (Capital Markets)	223	12,849
The Boeing Co.* (Aerospace & Defense)	168	32,422
The Charles Schwab Corp. (Capital Markets)	437	31,613
The Cigna Group (Health Care Providers & Services)	86	31,234
The Clorox Co. (Household Products)	36	5,512
The Coca-Cola Co. (Beverages)	1,143	69,929
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	58	5,885
The Estee Lauder Cos., Inc. (Personal Care Products)	68	10,482
The Goldman Sachs Group, Inc. (Capital Markets)	96	40,098
The Hartford Financial Services Group, Inc. (Insurance)	88	9,068
The Hershey Co. (Food Products)	44	8,558
The Home Depot, Inc. (Specialty Retail)	292	112,012
The Interpublic Group of Cos., Inc. (Media)	112	3,655
The JM Smucker Co. (Food Products)	31	3,902
The Kraft Heinz Co. (Food Products)	234	8,635
The Kroger Co. (Consumer Staples Distribution & Retail)	194	11,083
The Mosaic Co. (Chemicals)	96	3,116
The PNC Financial Services Group, Inc. (Banks)	117	18,907
The Procter & Gamble Co. (Household Products)	691	112,115
The Progressive Corp. (Insurance)	172	35,574
The Sherwin-Williams Co. (Chemicals)	69	23,966
The Southern Co. (Electric Utilities)	320	22,958
The TJX Cos., Inc. (Specialty Retail)	335	33,976
The Travelers Cos., Inc. (Insurance)	67	15,419
The Walt Disney Co. (Entertainment)	539	65,952
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	357	13,912
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	113	65,676
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	153	24,973
Tractor Supply Co. (Specialty Retail)	32	8,375
Trane Technologies PLC (Building Products)	67	20,113
TransDigm Group, Inc. (Aerospace & Defense)	16	19,706
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	73	4,698
Truist Financial Corp. (Banks)	392	15,280
Tyler Technologies, Inc.* (Software)	12	5,100
Tyson Foods, Inc. - Class A (Food Products)	84	4,933
U.S. Bancorp (Banks)	457	20,428
Uber Technologies, Inc.* (Ground Transportation)	604	46,503
UDR, Inc. (Residential REITs)	89	3,329
Ulta Beauty, Inc.* (Specialty Retail)	14	7,320
Union Pacific Corp. (Ground Transportation)	179	44,021
United Airlines Holdings, Inc.* (Passenger Airlines)	96	4,596
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	212	31,509
United Rentals, Inc. (Trading Companies & Distributors)	20	14,422
UnitedHealth Group, Inc. (Health Care Providers & Services)	272	134,558
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	18	3,284
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	100	17,069
Ventas, Inc. (Health Care REITs)	118	5,138
Veralto Corp. (Commercial Services & Supplies)	64	5,674
VeriSign, Inc.* (IT Services)	26	4,927
Verisk Analytics, Inc. (Professional Services)	43	10,136
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,235	51,821
Vertex Pharmaceuticals, Inc.* (Biotechnology)	76	31,769
VF Corp. (Textiles, Apparel & Luxury Goods)	97	1,488
Viatris, Inc. (Pharmaceuticals)	352	4,203
VICI Properties, Inc. (Specialized REITs)	304	9,056
Visa, Inc. - Class A (Financial Services)	465	129,772
Vulcan Materials Co. (Construction Materials)	39	10,644
W.R. Berkley Corp. (Insurance)	60	5,306
W.W. Grainger, Inc. (Trading Companies & Distributors)	13	13,225
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	210	4,555
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,257	75,634
Warner Bros. Discovery, Inc.* (Entertainment)	652	5,692
Waste Management, Inc. (Commercial Services & Supplies)	108	23,021

ProFund VP UltraBull :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Waters Corp.* (Life Sciences Tools & Services)	17	$5,852
WEC Energy Group, Inc. (Multi-Utilities)	93	7,637
Wells Fargo & Co. (Banks)	1,057	61,264
Welltower, Inc. (Health Care REITs)	163	15,230
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	22	8,706
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	95	6,483
Westinghouse Air Brake Technologies Corp. (Machinery)	53	7,721
Westrock Co. (Containers & Packaging)	75	3,709
Weyerhaeuser Co. (Specialized REITs)	214	7,685
Willis Towers Watson PLC (Insurance)	30	8,250
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	28	2,862
Xcel Energy, Inc. (Electric Utilities)	162	8,708
Xylem, Inc. (Machinery)	71	9,176
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	83	11,508
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	15	4,522
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	61	8,051
Zoetis, Inc. (Pharmaceuticals)	135	22,843
TOTAL COMMON STOCKS (Cost $3,913,717)		12,942,189

Repurchase Agreements(b)(c) (20.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $3,785,182	$3,783,000	$3,783,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,783,000)		3,783,000
TOTAL INVESTMENT SECURITIES (Cost $7,696,717) —92.3%		16,725,189
Net other assets (liabilities) — 7.7%		1,403,806
NET ASSETS - 100.0%		$18,128,995

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $2,715,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT	Real Estate Investment Trust

ProFund VP UltraBull :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	8	6/24/24	$2,123,400	$64,367

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	4/29/24	5.93%	$6,749,213	$5,180
SPDR S&P 500 ETF	Goldman Sachs International	4/29/24	5.84%	3,472,494	(1,228)
				$10,221,707	$3,952
S&P 500	UBS AG	4/29/24	5.83%	8,974,430	8,829
SPDR S&P 500 ETF	UBS AG	4/29/24	5.43%	1,972,093	(675)
				$10,946,523	$8,154
				$21,168,230	$12,106
			Total unrealized appreciation		$14,009
			Total unrealized (depreciation)		(1,903)
		Total net unrealized appreciation/(depreciation)			$12,106

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraBull :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

ProFund VP UltraBull invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$192,809	1.1%
Air Freight & Logistics	59,028	0.3%
Automobile Components	8,859	NM
Automobiles	173,686	1.0%
Banks	435,627	2.4%
Beverages	182,022	1.0%
Biotechnology	250,305	1.4%
Broadline Retail	494,747	2.7%
Building Products	66,777	0.4%
Capital Markets	362,734	2.0%
Chemicals	203,560	1.1%
Commercial Services & Supplies	76,036	0.4%
Communications Equipment	105,189	0.6%
Construction & Engineering	11,171	0.1%
Construction Materials	21,695	0.1%
Consumer Finance	69,628	0.4%
Consumer Staples Distribution & Retail	240,576	1.3%
Containers & Packaging	28,287	0.2%
Distributors	15,010	0.1%
Diversified Telecommunication Services	88,781	0.5%
Electric Utilities	191,009	1.2%
Electrical Equipment	86,892	0.5%
Electronic Equipment, Instruments & Components	79,105	0.4%
Energy Equipment & Services	43,103	0.2%
Entertainment	169,616	0.9%
Financial Services	546,814	3.0%
Food Products	103,895	0.6%
Gas Utilities	5,230	NM
Ground Transportation	145,032	0.8%
Health Care Equipment & Supplies	332,494	1.8%
Health Care Providers & Services	341,221	1.9%
Health Care REITs	24,268	0.1%
Hotel & Resort REITs	4,281	NM
Hotels, Restaurants & Leisure	264,736	1.5%
Household Durables	51,407	0.3%
Household Products	159,735	0.9%
Independent Power and Renewable Electricity Producers	3,532	NM
Industrial Conglomerates	113,171	0.6%
Industrial REITs	35,290	0.2%
Insurance	281,010	1.6%
Interactive Media & Services	798,471	4.5%
IT Services	151,216	0.8%
Leisure Products	2,148	NM
Life Sciences Tools & Services	182,199	1.0%
Machinery	238,861	1.3%
Media	76,983	0.4%
Metals & Mining	52,864	0.3%
Multi-Utilities	78,290	0.4%
Office REITs	8,673	NM
Oil, Gas & Consumable Fuels	467,992	2.6%
Passenger Airlines	21,651	0.1%
Personal Care Products	21,341	0.1%
Pharmaceuticals	500,532	2.8%
Professional Services	87,920	0.5%
Real Estate Management & Development	20,052	0.1%
Residential REITs	35,691	0.2%
Retail REITs	37,221	0.2%
Semiconductors & Semiconductor Equipment	1,327,224	7.3%
Software	1,391,760	7.6%
Specialized REITs	129,468	0.8%
Specialty Retail	266,112	1.5%
Technology Hardware, Storage & Peripherals	779,040	4.3%
Textiles, Apparel & Luxury Goods	61,192	0.3%
Tobacco	64,374	0.4%
Trading Companies & Distributors	40,607	0.2%
Water Utilities	6,966	NM
Wireless Telecommunication Services	24,973	0.1%
Other**	5,186,806	28.6%
Total	$18,128,995	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (71.0%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	286	$22,657
Acuity Brands, Inc. (Electrical Equipment)	95	25,529
Adient PLC* (Automobile Components)	283	9,316
Advanced Drainage Systems, Inc. (Building Products)	212	36,515
AECOM (Construction & Engineering)	422	41,390
Affiliated Managers Group, Inc. (Capital Markets)	105	17,584
AGCO Corp. (Machinery)	193	23,743
Agree Realty Corp. (Retail REITs)	311	17,764
Alcoa Corp. (Metals & Mining)	553	18,686
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	222	5,985
ALLETE, Inc. (Electric Utilities)	178	10,616
Ally Financial, Inc. (Consumer Finance)	842	34,176
Amedisys, Inc.* (Health Care Providers & Services)	101	9,308
American Financial Group, Inc. (Insurance)	202	27,569
American Homes 4 Rent - Class A (Residential REITs)	986	36,265
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	320	10,317
Annaly Capital Management, Inc. (Mortgage REITs)	1,551	30,539
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,056	14,847
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	876	25,404
Apartment Income REIT Corp. (Residential REITs)	448	14,547
Appfolio, Inc.* - Class A (Software)	63	15,545
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	120	23,706
AptarGroup, Inc. (Containers & Packaging)	205	29,498
Aramark (Hotels, Restaurants & Leisure)	814	26,471
Arcadium Lithium PLC* (Chemicals)	3,197	13,779
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	167	21,620
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	384	10,982
ASGN, Inc.* (Professional Services)	146	15,295
Ashland, Inc. (Chemicals)	155	15,092
Aspen Technology, Inc.* (Software)	87	18,555
Associated Banc-Corp. (Banks)	461	9,916
Autoliv, Inc. (Automobile Components)	228	27,458
AutoNation, Inc.* (Specialty Retail)	80	13,246
Avient Corp. (Chemicals)	283	12,282
Avis Budget Group, Inc. (Ground Transportation)	57	6,980
Avnet, Inc. (Electronic Equipment, Instruments & Components)	280	13,882
Axalta Coating Systems, Ltd.* (Chemicals)	683	23,488
Azenta, Inc.* (Life Sciences Tools & Services)	173	10,428
Bank OZK (Banks)	326	14,820
Belden, Inc. (Electronic Equipment, Instruments & Components)	129	11,947
BellRing Brands, Inc.* (Personal Care Products)	406	23,966
Berry Global Group, Inc. (Containers & Packaging)	359	21,712
BJ's Wholesale Club Holdings, Inc.* (Household Products)	414	31,319
Black Hills Corp. (Multi-Utilities)	211	11,520
Blackbaud, Inc.* (Software)	130	9,638
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	215	14,474
Brighthouse Financial, Inc.* (Insurance)	199	10,256
Brixmor Property Group, Inc. (Retail REITs)	932	21,855
Bruker Corp. (Life Sciences Tools & Services)	288	27,055
Brunswick Corp. (Leisure Products)	213	20,559
Burlington Stores, Inc.* (Specialty Retail)	198	45,974
BWX Technologies, Inc. (Aerospace & Defense)	284	29,144
Cable One, Inc. (Media)	14	5,924
Cabot Corp. (Chemicals)	172	15,858
CACI International, Inc.* - Class A (Professional Services)	69	26,139
Cadence Bank (Banks)	566	16,414
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	361	16,353
Carlisle Cos., Inc. (Building Products)	151	59,169
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	114	9,654
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	115	36,622
Celsius Holdings, Inc.* (Beverages)	460	38,144
ChampionX Corp. (Energy Equipment & Services)	593	21,283
Chart Industries, Inc.* (Machinery)	130	21,414
Chemed Corp. (Health Care Providers & Services)	47	30,171
Chesapeake Energy Corp.(a) (Oil, Gas & Consumable Fuels)	345	30,646
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	77	9,729
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	128	22,815
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	211	26,111
Ciena Corp.* (Communications Equipment)	450	22,253
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	167	15,458
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	266	20,192
Clean Harbors, Inc.* (Commercial Services & Supplies)	156	31,405
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,545	35,133
CNO Financial Group, Inc. (Insurance)	339	9,316
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	471	11,172
Coca-Cola Consolidated, Inc. (Beverages)	15	12,696
Cognex Corp. (Electronic Equipment, Instruments & Components)	534	22,652
Coherent Corp.* (Electronic Equipment, Instruments & Components)	410	24,855
Columbia Banking System, Inc. (Banks)	647	12,519
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	107	8,686
Comfort Systems USA, Inc. (Construction & Engineering)	110	34,948

ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Commerce Bancshares, Inc. (Banks)	367	$19,524
Commercial Metals Co. (Metals & Mining)	361	21,216
CommVault Systems, Inc.* (Software)	135	13,693
Concentrix Corp. (Professional Services)	146	9,668
COPT Defense Properties (Office REITs)	348	8,411
Core & Main, Inc.* - Class A (Trading Companies & Distributors)	529	30,285
Coty, Inc.* - Class A (Personal Care Products)	1,166	13,945
Cousins Properties, Inc. (Office REITs)	471	11,323
Crane Co. (Machinery)	152	20,540
Crane NXT Co. (Electronic Equipment, Instruments & Components)	150	9,285
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	188	27,034
Crown Holdings, Inc. (Containers & Packaging)	371	29,405
CubeSmart (Specialized REITs)	697	31,518
Cullen/Frost Bankers, Inc. (Banks)	199	22,401
Curtiss-Wright Corp. (Aerospace & Defense)	119	30,457
Cytokinetics, Inc.* (Biotechnology)	304	21,313
Darling Ingredients, Inc.* (Food Products)	495	23,022
Dick's Sporting Goods, Inc. (Specialty Retail)	180	40,475
Dolby Laboratories, Inc. - Class A (Software)	185	15,497
Donaldson Co., Inc. (Machinery)	373	27,856
Doximity, Inc.* - Class A (Health Care Technology)	379	10,199
Dropbox, Inc.* - Class A (Software)	794	19,294
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	301	18,391
Dynatrace, Inc.* (Software)	744	34,551
Eagle Materials, Inc. (Construction Materials)	107	29,077
East West Bancorp, Inc. (Banks)	437	34,572
EastGroup Properties, Inc. (Industrial REITs)	148	26,606
elf Beauty, Inc.* (Personal Care Products)	172	33,718
EMCOR Group, Inc. (Construction & Engineering)	146	51,129
Encompass Health Corp. (Health Care Providers & Services)	311	25,682
EnerSys (Electrical Equipment)	125	11,808
Enovis Corp.* (Health Care Equipment & Supplies)	154	9,617
Envista Holdings Corp.* (Health Care Equipment & Supplies)	532	11,374
EPR Properties (Specialized REITs)	234	9,933
Equitable Holdings, Inc. (Financial Services)	973	36,985
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,344	16,787
Equity LifeStyle Properties, Inc. (Residential REITs)	578	37,223
Erie Indemnity Co. - Class A (Insurance)	77	30,921
Esab Corp. (Machinery)	176	19,460
Essent Group, Ltd. (Financial Services)	331	19,698
Essential Utilities, Inc. (Water Utilities)	780	28,899
Euronet Worldwide, Inc.* (Financial Services)	136	14,950
Evercore, Inc. (Capital Markets)	107	20,607
Exelixis, Inc.* (Biotechnology)	940	22,306
ExlService Holdings, Inc.* (Professional Services)	511	16,250
Exponent, Inc. (Professional Services)	157	12,982
F.N.B. Corp. (Banks)	1,113	15,693
Federated Hermes, Inc. (Capital Markets)	253	9,138
Fidelity National Financial, Inc. (Insurance)	802	42,586
First American Financial Corp. (Insurance)	320	19,536
First Financial Bankshares, Inc. (Banks)	398	13,058
First Horizon Corp. (Banks)	1,733	26,689
First Industrial Realty Trust, Inc. (Industrial REITs)	410	21,541
FirstCash Holdings, Inc. (Consumer Finance)	115	14,667
Five Below, Inc.* (Specialty Retail)	171	31,016
Floor & Decor Holdings, Inc.* - Class A (Specialty Retail)	330	42,775
Flowers Foods, Inc. (Food Products)	596	14,155
Flowserve Corp. (Machinery)	407	18,592
Fluor Corp.* (Construction & Engineering)	528	22,324
Fortune Brands Innovations, Inc. (Building Products)	391	33,106
Fox Factory Holding Corp.* (Automobile Components)	131	6,821
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	686	16,807
FTI Consulting, Inc.* (Professional Services)	108	22,711
GameStop Corp.*(a) - Class A (Specialty Retail)	833	10,429
Gaming and Leisure Properties, Inc. (Specialized REITs)	828	38,147
GATX Corp. (Trading Companies & Distributors)	110	14,743
Genpact, Ltd. (Professional Services)	512	16,870
Gentex Corp. (Automobile Components)	723	26,115
Glacier Bancorp, Inc. (Banks)	344	13,856
Globus Medical, Inc.* (Health Care Equipment & Supplies)	358	19,203
GoDaddy, Inc.* - Class A (IT Services)	437	51,863
Graco, Inc. (Machinery)	523	48,879
Graham Holdings Co. - Class B (Diversified Consumer Services)	11	8,444
Grand Canyon Education, Inc.* (Diversified Consumer Services)	92	12,531
Graphic Packaging Holding Co. (Containers & Packaging)	949	27,692
Greif, Inc. - Class A (Containers & Packaging)	79	5,455
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	308	8,864
GXO Logistics, Inc.* (Air Freight & Logistics)	369	19,837
H&R Block, Inc. (Diversified Consumer Services)	433	21,265
Haemonetics Corp.* (Health Care Equipment & Supplies)	157	13,400
Halozyme Therapeutics, Inc.* (Biotechnology)	410	16,679

ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Hancock Whitney Corp. (Banks)	267	$12,293
Harley-Davidson, Inc. (Automobiles)	393	17,190
Healthcare Realty Trust, Inc. (Health Care REITs)	1,181	16,711
HealthEquity, Inc.* (Health Care Providers & Services)	266	21,714
Helen of Troy, Ltd.* (Household Durables)	74	8,528
Hertz Global Holdings, Inc.* (Ground Transportation)	407	3,187
Hexcel Corp. (Aerospace & Defense)	262	19,087
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	484	29,219
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	221	10,433
Home BancShares, Inc. (Banks)	581	14,275
Houlihan Lokey, Inc. (Capital Markets)	162	20,767
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	137	21,868
IDACORP, Inc. (Electric Utilities)	157	14,584
Independence Realty Trust, Inc. (Residential REITs)	696	11,226
Ingredion, Inc. (Food Products)	202	23,604
Insperity, Inc. (Professional Services)	110	12,057
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	211	7,480
Interactive Brokers Group, Inc. (Capital Markets)	332	37,087
International Bancshares Corp. (Banks)	166	9,319
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	92	8,343
Iridium Communications, Inc. (Diversified Telecommunication Services)	384	10,045
ITT, Inc. (Machinery)	255	34,687
Janus Henderson Group PLC (Capital Markets)	411	13,518
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	195	23,482
Jefferies Financial Group, Inc. (Capital Markets)	526	23,197
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	148	28,873
KB Home (Household Durables)	228	16,161
KBR, Inc. (Professional Services)	419	26,674
Kemper Corp. (Insurance)	188	11,641
Kilroy Realty Corp. (Office REITs)	331	12,058
Kinsale Capital Group, Inc. (Insurance)	68	35,682
Kirby Corp.* (Marine Transportation)	183	17,444
Kite Realty Group Trust (Retail REITs)	680	14,742
Knife River Corp.* (Construction Materials)	175	14,189
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	500	27,510
Kyndryl Holdings, Inc.* (IT Services)	714	15,537
Lamar Advertising Co. - Class A (Specialized REITs)	272	32,480
Lancaster Colony Corp. (Food Products)	63	13,081
Landstar System, Inc. (Ground Transportation)	111	21,396
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	212	13,195
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	428	33,482
Lear Corp. (Automobile Components)	177	25,644
Leggett & Platt, Inc. (Household Durables)	414	7,928
Lennox International, Inc. (Building Products)	99	48,387
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	279	28,483
Lincoln Electric Holdings, Inc. (Machinery)	177	45,212
Lithia Motors, Inc. (Specialty Retail)	85	25,573
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	77	18,661
LivaNova PLC* (Health Care Equipment & Supplies)	167	9,342
Louisiana-Pacific Corp. (Paper & Forest Products)	199	16,698
Lumentum Holdings, Inc.* (Communications Equipment)	209	9,896
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	170	16,259
Macy's, Inc. (Broadline Retail)	850	16,991
Manhattan Associates, Inc.* (Software)	191	47,795
ManpowerGroup, Inc. (Professional Services)	151	11,724
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	102	10,988
Masimo Corp.* (Health Care Equipment & Supplies)	138	20,265
MasTec, Inc.* (Construction & Engineering)	187	17,438
Matador Resources Co. (Oil, Gas & Consumable Fuels)	344	22,969
Mattel, Inc.* (Leisure Products)	1,095	21,691
Maximus, Inc. (Professional Services)	189	15,857
MDU Resources Group, Inc. (Construction & Engineering)	632	15,926
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	72	29,099
MGIC Investment Corp. (Financial Services)	845	18,894
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	195	25,935
Morningstar, Inc. (Capital Markets)	81	24,978
MP Materials Corp.* (Metals & Mining)	447	6,392
MSA Safety, Inc. (Commercial Services & Supplies)	115	22,263
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	142	13,780
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	450	20,565
Murphy USA, Inc. (Specialty Retail)	59	24,733
National Fuel Gas Co. (Gas Utilities)	286	15,364
National Storage Affiliates Trust (Specialized REITs)	240	9,398
Neogen Corp.* (Health Care Equipment & Supplies)	611	9,642
Neurocrine Biosciences, Inc.* (Biotechnology)	309	42,618
New Jersey Resources Corp. (Gas Utilities)	305	13,088
New York Community Bancorp, Inc. (Banks)	2,239	7,210
NewMarket Corp. (Chemicals)	21	13,327
Nexstar Media Group, Inc. (Media)	100	17,229
NNN REIT, Inc. (Retail REITs)	566	24,192
Nordstrom, Inc. (Broadline Retail)	302	6,122

ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Northwestern Energy Group, Inc. (Multi-Utilities)	190	$9,677
NOV, Inc. (Energy Equipment & Services)	1,222	23,853
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	111	19,399
nVent Electric PLC (Electrical Equipment)	515	38,831
OGE Energy Corp. (Electric Utilities)	621	21,300
Old National Bancorp (Banks)	908	15,808
Old Republic International Corp. (Insurance)	809	24,852
Olin Corp. (Chemicals)	373	21,932
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	191	15,198
Omega Healthcare Investors, Inc. (Health Care REITs)	761	24,101
ONE Gas, Inc. (Gas Utilities)	172	11,099
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	152	27,524
Option Care Health, Inc.* (Health Care Providers & Services)	549	18,413
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	167	11,054
Oshkosh Corp. (Machinery)	203	25,316
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	784	40,689
Owens Corning (Building Products)	276	46,037
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	651	11,386
Paylocity Holding Corp.* (Professional Services)	135	23,201
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	337	19,401
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	462	8,413
Penske Automotive Group, Inc. (Specialty Retail)	60	9,719
Penumbra, Inc.* (Health Care Equipment & Supplies)	120	26,782
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	483	36,051
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,427	25,201
Perrigo Co. PLC (Pharmaceuticals)	420	13,520
Pilgrim's Pride Corp.* (Food Products)	125	4,290
Pinnacle Financial Partners, Inc. (Banks)	236	20,268
Planet Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	265	16,597
PNM Resources, Inc. (Electric Utilities)	266	10,012
Polaris, Inc. (Leisure Products)	165	16,520
Portland General Electric Co. (Electric Utilities)	314	13,188
Post Holdings, Inc.* (Food Products)	156	16,580
PotlatchDeltic Corp. (Specialized REITs)	246	11,567
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	176	12,593
Primerica, Inc. (Insurance)	109	27,573
Progyny, Inc.* (Health Care Providers & Services)	259	9,881
Prosperity Bancshares, Inc. (Banks)	291	19,142
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	921	47,883
PVH Corp. (Textiles, Apparel & Luxury Goods)	185	26,013
Qualys, Inc.* (Software)	114	19,023
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	153	7,335
R1 RCM, Inc.* (Health Care Providers & Services)	611	7,870
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	333	20,583
Range Resources Corp. (Oil, Gas & Consumable Fuels)	748	25,754
Rayonier, Inc. (Specialized REITs)	423	14,061
RBC Bearings, Inc.* (Machinery)	90	24,332
Regal Rexnord Corp. (Electrical Equipment)	206	37,101
Reinsurance Group of America, Inc. (Insurance)	204	39,348
Reliance, Inc. (Metals & Mining)	178	59,485
RenaissanceRe Holdings, Ltd. (Insurance)	163	38,310
Repligen Corp.* (Life Sciences Tools & Services)	161	29,611
Rexford Industrial Realty, Inc. (Industrial REITs)	654	32,897
RH* (Specialty Retail)	47	16,368
RLI Corp. (Insurance)	125	18,559
Roivant Sciences, Ltd.* (Biotechnology)	1,051	11,078
Royal Gold, Inc. (Metals & Mining)	204	24,849
RPM International, Inc. (Chemicals)	400	47,581
Ryder System, Inc. (Ground Transportation)	137	16,466
Sabra Health Care REIT, Inc. (Health Care REITs)	717	10,590
Saia, Inc.* (Ground Transportation)	82	47,970
Science Applications International Corp. (Professional Services)	161	20,993
SEI Investments Co. (Capital Markets)	309	22,217
Selective Insurance Group, Inc. (Insurance)	188	20,524
Sensata Technologies Holding PLC (Electrical Equipment)	469	17,231
Service Corp. International (Diversified Consumer Services)	458	33,989
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	114	37,121
Silgan Holdings, Inc. (Containers & Packaging)	251	12,189
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	99	14,228
Simpson Manufacturing Co., Inc. (Building Products)	132	27,084
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	414	25,362
SLM Corp. (Consumer Finance)	683	14,883
Sonoco Products Co. (Containers & Packaging)	304	17,583
Sotera Health Co.* (Life Sciences Tools & Services)	386	4,636
SouthState Corp. (Banks)	236	20,067
Southwest Gas Holdings, Inc. (Gas Utilities)	186	14,160
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,415	25,886
Spire, Inc. (Gas Utilities)	171	10,494

ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	315	$20,311
STAG Industrial, Inc. (Industrial REITs)	563	21,642
Starwood Property Trust, Inc. (Mortgage REITs)	923	18,765
Stericycle, Inc.* (Commercial Services & Supplies)	287	15,139
Stifel Financial Corp. (Capital Markets)	316	24,702
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	122	11,902
Synovus Financial Corp. (Banks)	454	18,187
Taylor Morrison Home Corp.* (Household Durables)	333	20,703
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	177	20,019
TEGNA, Inc. (Media)	611	9,128
Tempur Sealy International, Inc. (Household Durables)	534	30,342
Tenet Healthcare Corp.* (Health Care Providers & Services)	315	33,109
Teradata Corp.* (Software)	303	11,717
Terex Corp. (Machinery)	208	13,395
Tetra Tech, Inc. (Commercial Services & Supplies)	166	30,662
Texas Capital Bancshares, Inc.* (Banks)	146	8,986
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	207	31,976
The Boston Beer Co., Inc.* - Class A (Beverages)	29	8,828
The Brink's Co. (Commercial Services & Supplies)	140	12,933
The Carlyle Group, Inc. (Capital Markets)	671	31,477
The Chemours Co. (Chemicals)	460	12,080
The Gap, Inc. (Specialty Retail)	667	18,376
The Goodyear Tire & Rubber Co.* (Automobile Components)	879	12,069
The Hanover Insurance Group, Inc. (Insurance)	111	15,115
The Middleby Corp.* (Machinery)	166	26,691
The New York Times Co. - Class A (Media)	507	21,914
The Scotts Miracle-Gro Co. (Chemicals)	130	9,697
The Timken Co. (Machinery)	201	17,573
The Toro Co. (Machinery)	324	29,688
The Wendy's Co. (Hotels, Restaurants & Leisure)	518	9,759
The Western Union Co. (Financial Services)	1,087	15,196
Thor Industries, Inc. (Automobiles)	165	19,361
TKO Group Holdings, Inc. (Entertainment)	186	16,072
Toll Brothers, Inc. (Household Durables)	323	41,786
TopBuild Corp.* (Household Durables)	98	43,191
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	225	11,016
Trex Co., Inc.* (Building Products)	337	33,616
UFP Industries, Inc. (Building Products)	192	23,618
UGI Corp. (Gas Utilities)	650	15,951
UMB Financial Corp. (Banks)	135	11,744
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	586	4,325
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	592	4,227
United Bankshares, Inc. (Banks)	417	14,924
United States Steel Corp. (Metals & Mining)	694	28,301
United Therapeutics Corp.* (Biotechnology)	146	33,539
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	135	22,741
Unum Group (Insurance)	564	30,264
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	701	37,832
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	118	26,294
Valaris, Ltd.* (Energy Equipment & Services)	194	14,600
Valley National Bancorp (Banks)	1,323	10,531
Valmont Industries, Inc. (Construction & Engineering)	65	14,838
Valvoline, Inc.* (Specialty Retail)	402	17,917
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	391	8,868
Visteon Corp.* (Automobile Components)	86	10,114
Vistra Corp. (Independent Power and Renewable Electricity Producers)	1,042	72,576
Vontier Corp. (Electronic Equipment, Instruments & Components)	479	21,727
Vornado Realty Trust (Office REITs)	496	14,270
Voya Financial, Inc. (Financial Services)	319	23,580
Watsco, Inc. (Trading Companies & Distributors)	97	41,901
Watts Water Technologies, Inc. - Class A (Machinery)	85	18,067
Weatherford International PLC* (Energy Equipment & Services)	224	25,855
Webster Financial Corp. (Banks)	533	27,061
Werner Enterprises, Inc. (Ground Transportation)	197	7,707
WESCO International, Inc. (Trading Companies & Distributors)	136	23,294
Westlake Corp. (Chemicals)	99	15,127
WEX, Inc.* (Financial Services)	133	31,591
Whirlpool Corp. (Household Durables)	171	20,457
Williams-Sonoma, Inc. (Specialty Retail)	199	63,188
Wingstop, Inc. (Hotels, Restaurants & Leisure)	91	33,343
Wintrust Financial Corp. (Banks)	190	19,834
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	390	11,505
Woodward, Inc. (Aerospace & Defense)	187	28,820
WP Carey, Inc. (Diversified REITs)	678	38,266
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	257	19,725
XPO, Inc.* (Ground Transportation)	360	43,931
YETI Holdings, Inc.* (Leisure Products)	269	10,370
Ziff Davis, Inc.* (Interactive Media & Services)	143	9,015
Zions Bancorp NA (Banks)	459	19,921
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	919	14,731
TOTAL COMMON STOCKS (Cost $5,176,044)		8,457,221

ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Repurchase Agreements(b)(c) (22.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $2,715,565	$2,714,000	$2,714,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,714,000)		2,714,000

Collateral for Securities Loaned(d) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 5.24%(e)	39,640	$39,640
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $39,640)		39,640
TOTAL INVESTMENT SECURITIES (Cost $7,929,684) —94.1%		11,210,861
Net other assets (liabilities) — 5.9%		703,591
NET ASSETS - 100.0%		$11,914,452

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $38,662.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $1,804,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at March 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2024.

REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	4	6/24/24	$1,230,960	$48,551

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	4/29/24	5.83%	$5,106,461	$19,773
SPDR S&P MidCap 400 ETF	Goldman Sachs International	4/29/24	5.60%	2,323,492	7,949
				$7,429,953	$27,722
S&P MidCap 400	UBS AG	4/29/24	5.68%	4,976,229	19,289
SPDR S&P MidCap 400 ETF	UBS AG	4/29/24	5.63%	1,621,281	5,545
				$6,597,510	$24,834
				$14,027,463	$52,556

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraMid-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

ProFund VP UltraMid-Cap invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$107,508	0.9%
Air Freight & Logistics	19,837	0.2%
Automobile Components	117,537	1.0%
Automobiles	36,551	0.3%
Banks	449,032	3.7%
Beverages	59,668	0.5%
Biotechnology	158,515	1.3%
Broadline Retail	38,311	0.3%
Building Products	307,532	2.6%
Capital Markets	245,272	2.1%
Chemicals	200,243	1.7%
Commercial Services & Supplies	112,402	0.9%
Communications Equipment	32,149	0.3%
Construction & Engineering	197,993	1.7%
Construction Materials	43,266	0.4%
Consumer Finance	63,726	0.5%
Consumer Staples Distribution & Retail	139,680	1.1%
Containers & Packaging	143,534	1.2%
Diversified Consumer Services	76,229	0.6%
Diversified REITs	38,266	0.3%
Diversified Telecommunication Services	26,852	0.2%
Electric Utilities	69,700	0.6%
Electrical Equipment	130,500	1.1%
Electronic Equipment, Instruments & Components	201,258	1.7%
Energy Equipment & Services	85,591	0.7%
Entertainment	16,072	0.1%
Financial Services	160,894	1.4%
Food Products	94,732	0.8%
Gas Utilities	80,156	0.7%
Ground Transportation	175,147	1.5%
Health Care Equipment & Supplies	184,756	1.6%
Health Care Providers & Services	178,805	1.5%
Health Care REITs	51,402	0.4%
Health Care Technology	10,199	0.1%
Hotel & Resort REITs	11,386	0.1%
Hotels, Restaurants & Leisure	305,680	2.6%
Household Durables	189,096	1.6%
Household Products	31,319	0.3%
Independent Power and Renewable Electricity Producers	83,630	0.7%
Industrial REITs	102,686	0.9%
Insurance	402,052	3.4%
Interactive Media & Services	23,746	0.2%
IT Services	67,400	0.6%
Leisure Products	69,140	0.6%
Life Sciences Tools & Services	100,829	0.8%
Machinery	415,445	3.6%
Marine Transportation	17,444	0.1%
Media	54,195	0.5%
Metals & Mining	194,062	1.6%
Mortgage REITs	49,304	0.4%
Multi-Utilities	21,197	0.2%
Office REITs	46,062	0.4%
Oil, Gas & Consumable Fuels	369,938	3.1%
Paper & Forest Products	16,698	0.1%
Personal Care Products	71,629	0.6%
Pharmaceuticals	37,002	0.3%
Professional Services	230,421	1.9%
Real Estate Management & Development	28,873	0.2%
Residential REITs	99,261	0.8%
Retail REITs	78,553	0.7%
Semiconductors & Semiconductor Equipment	228,512	1.9%
Software	205,308	1.7%
Specialized REITs	147,104	1.3%
Specialty Retail	359,789	3.0%
Technology Hardware, Storage & Peripherals	47,883	0.4%
Textiles, Apparel & Luxury Goods	121,654	1.0%
Trading Companies & Distributors	147,709	1.2%
Water Utilities	28,899	0.2%
Other**	3,457,231	29.0%
Total	$11,914,452	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

ProFund VP UltraNasdaq-100 :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (74.0%)

	Shares	Value
Adobe, Inc.* (Software)	5,133	$2,590,112
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	18,348	3,311,631
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	4,975	820,676
Alphabet, Inc.* - Class A (Interactive Media & Services)	25,909	3,910,445
Alphabet, Inc.* - Class C (Interactive Media & Services)	24,933	3,796,299
Amazon.com, Inc.* (Broadline Retail)	45,669	8,237,774
American Electric Power Co., Inc. (Electric Utilities)	5,975	514,448
Amgen, Inc. (Biotechnology)	6,086	1,730,372
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	5,631	1,113,755
ANSYS, Inc.* (Software)	988	342,994
Apple, Inc. (Technology Hardware, Storage & Peripherals)	67,891	11,641,949
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	9,435	1,945,780
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	981	952,031
AstraZeneca PLCADR (Pharmaceuticals)	6,612	447,963
Atlassian Corp.* - Class A (Software)	1,787	348,662
Autodesk, Inc.* (Software)	2,429	632,560
Automatic Data Processing, Inc. (Professional Services)	4,665	1,165,036
Baker Hughes Co. (Energy Equipment & Services)	11,366	380,761
Biogen, Inc.* (Biotechnology)	1,651	356,005
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	388	1,407,618
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	5,262	6,974,307
Cadence Design Systems, Inc.* (Software)	3,091	962,166
CDW Corp. (Electronic Equipment, Instruments & Components)	1,524	389,809
Charter Communications, Inc.* - Class A (Media)	1,649	479,249
Cintas Corp. (Commercial Services & Supplies)	1,151	790,771
Cisco Systems, Inc. (Communications Equipment)	45,981	2,294,912
Coca-Cola Europacific Partners PLC (Beverages)	5,187	362,831
Cognizant Technology Solutions Corp. - Class A (IT Services)	5,653	414,308
Comcast Corp. - Class A (Media)	44,996	1,950,577
Constellation Energy Corp. (Electric Utilities)	3,596	664,720
Copart, Inc.* (Commercial Services & Supplies)	10,918	632,371
CoStar Group, Inc.* (Real Estate Management & Development)	4,638	448,031
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	5,039	3,691,723
Crowdstrike Holdings, Inc.* - Class A (Software)	2,585	828,725
CSX Corp. (Ground Transportation)	22,247	824,697
Datadog, Inc.* - Class A (Software)	3,474	429,386
Dexcom, Inc.* (Health Care Equipment & Supplies)	4,378	607,229
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	2,026	401,492
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	2,474	329,413
DoorDash, Inc.* - Class A (Hotels, Restaurants & Leisure)	4,278	589,166
Electronic Arts, Inc. (Entertainment)	3,036	402,786
Exelon Corp. (Electric Utilities)	11,350	426,420
Fastenal Co. (Trading Companies & Distributors)	6,498	501,256
Fortinet, Inc.* (Software)	8,665	591,906
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	5,171	470,096
Gilead Sciences, Inc. (Biotechnology)	14,147	1,036,268
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	6,220	324,124
Honeywell International, Inc. (Industrial Conglomerates)	7,406	1,520,082
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	944	509,694
Illumina, Inc.* (Life Sciences Tools & Services)	1,804	247,725
Intel Corp. (Semiconductors & Semiconductor Equipment)	48,012	2,120,690
Intuit, Inc. (Software)	3,179	2,066,350
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	4,001	1,596,758
Keurig Dr Pepper, Inc. (Beverages)	15,757	483,267
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,536	1,073,004
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,489	1,446,668
Linde PLC (Chemicals)	5,469	2,539,366
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,375	537,144
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	3,287	829,343
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	9,817	695,829
MercadoLibre, Inc.* (Broadline Retail)	576	870,889
Meta Platforms, Inc. - Class A (Interactive Media & Services)	15,388	7,472,105
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,136	550,461
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	12,536	1,477,869
Microsoft Corp. (Software)	32,668	13,744,081
Moderna, Inc.* (Biotechnology)	4,339	462,364
Mondelez International, Inc. - Class A (Food Products)	15,290	1,070,300
MongoDB, Inc.* (IT Services)	820	294,085
Monster Beverage Corp.* (Beverages)	11,817	700,512
Netflix, Inc.* (Entertainment)	4,914	2,984,420
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	10,991	9,931,027
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,912	721,506
Old Dominion Freight Line, Inc. (Ground Transportation)	2,472	542,134
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,853	356,938

ProFund VP UltraNasdaq-100 :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
O'Reilly Automotive, Inc.* (Specialty Retail)	670	$756,350
PACCAR, Inc. (Machinery)	5,949	737,022
Palo Alto Networks, Inc.* (Software)	3,669	1,042,473
Paychex, Inc. (Professional Services)	4,102	503,726
PayPal Holdings, Inc.* (Financial Services)	12,170	815,268
PDD Holdings, Inc.*ADR (Broadline Retail)	7,585	881,756
PepsiCo, Inc. (Beverages)	15,608	2,731,556
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	12,673	2,145,539
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,226	1,180,013
Roper Technologies, Inc. (Software)	1,215	681,421
Ross Stores, Inc. (Specialty Retail)	3,823	561,063
Sirius XM Holdings, Inc.(a) (Media)	43,634	169,300
Starbucks Corp. (Hotels, Restaurants & Leisure)	12,857	1,175,001
Synopsys, Inc.* (Software)	1,732	989,838
Take-Two Interactive Software, Inc.* (Entertainment)	1,937	287,625
Tesla, Inc.* (Automobiles)	21,194	3,725,693
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	10,326	1,798,892
The Kraft Heinz Co. (Food Products)	13,776	508,334
The Trade Desk, Inc.* - Class A (Media)	5,053	441,733
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	13,478	2,199,879
Verisk Analytics, Inc. (Professional Services)	1,628	383,768
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,933	1,226,023
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	9,793	212,410
Warner Bros. Discovery, Inc.* (Entertainment)	27,704	241,856
Workday, Inc.* - Class A (Software)	2,373	647,236
Xcel Energy, Inc. (Electric Utilities)	6,304	338,840
Zscaler, Inc.* (Software)	1,684	324,389
TOTAL COMMON STOCKS (Cost $72,834,009)		157,017,225

Repurchase Agreements(b)(c) (25.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $53,637,917	$53,607,000	$53,607,000
TOTAL REPURCHASE AGREEMENTS (Cost $53,607,000)		53,607,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 5.24%(e)	475,768	$475,768
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $475,768)		475,768
TOTAL INVESTMENT SECURITIES (Cost $126,916,777) —99.4%		211,099,993
Net other assets (liabilities) — 0.6%		1,265,083
NET ASSETS - 100.0%		$212,365,076

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $465,617.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $31,347,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at March 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2024.
ADR	American Depositary Receipt
NYS	New York Shares

ProFund VP UltraNasdaq-100 :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	51	6/24/24	$18,844,500	$264,746

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	4/29/24	5.73%	$41,589,933	$(83,427)
Nasdaq-100 Index	Goldman Sachs International	4/29/24	5.93%	118,555,084	(196,270)
				$160,145,017	$(279,697)
Invesco QQQ Trust, Series 1 ETF	UBS AG	4/29/24	5.73%	20,896,817	(41,918)
Nasdaq-100 Index	UBS AG	4/29/24	6.13%	67,788,791	(108,044)
				$88,685,608	$(149,962)
				$248,830,625	$(429,659)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Automobiles	$3,725,693	1.8%
Beverages	4,278,166	2.1%
Biotechnology	5,991,045	2.8%
Broadline Retail	9,990,419	4.6%
Chemicals	2,539,366	1.2%
Commercial Services & Supplies	1,423,142	0.7%
Communications Equipment	2,294,912	1.1%
Consumer Staples Distribution & Retail	4,233,546	2.0%
Electric Utilities	1,944,428	0.9%
Electronic Equipment, Instruments & Components	389,809	0.2%
Energy Equipment & Services	380,761	0.2%
Entertainment	3,916,687	1.9%
Financial Services	815,268	0.4%
Food Products	1,578,634	0.7%
Ground Transportation	1,366,831	0.6%
Health Care Equipment & Supplies	3,183,777	1.5%
Hotels, Restaurants & Leisure	4,821,804	2.3%
Industrial Conglomerates	1,520,082	0.7%
Interactive Media & Services	15,178,849	7.2%
IT Services	708,393	0.3%
Life Sciences Tools & Services	247,725	0.1%
Machinery	737,022	0.3%
Media	3,040,859	1.4%
Oil, Gas & Consumable Fuels	401,492	0.2%
Pharmaceuticals	447,963	0.2%
Professional Services	2,052,530	1.1%
Real Estate Management & Development	448,031	0.2%
Semiconductors & Semiconductor Equipment	36,940,051	17.4%
Software	26,222,299	12.3%
Specialty Retail	1,317,413	0.6%
Technology Hardware, Storage & Peripherals	11,641,949	5.5%
Textiles, Apparel & Luxury Goods	537,144	0.3%
Trading Companies & Distributors	501,256	0.2%
Wireless Telecommunication Services	2,199,879	1.0%
Other**	55,347,851	26.0%
Total	$212,365,076	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP UltraShort Dow 30 :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Repurchase Agreement (67.0%)(a)

	Principal Amount	Value
Repurchase Agreements with UMB Bank N.A., 5.10%, dated 3/28/2024, due 4/1/24, total to be received $2,001	$2,000	$2,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,000)		2,000
TOTAL INVESTMENT SECURITIES (Cost $2,000) —67.0%		2,000
Net other assets (liabilities) — 33.0%		986
NET ASSETS - 100.0%		$2,986

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	4/29/24	(5.68)%	$(3,149)	$(3)
Dow Jones Industrial Average	UBS AG	4/29/24	(5.18)%	(2,838)	(3)
				$(5,987)	$(6)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraShort Nasdaq-100 :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Repurchase Agreements(a)(b) (101.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $900,519	$900,000	$900,000
TOTAL REPURCHASE AGREEMENTS (Cost $900,000)		900,000
TOTAL INVESTMENT SECURITIES (Cost $900,000) —101.9%		900,000
Net other assets (liabilities) — (1.9)%		(16,590)
NET ASSETS - 100.0%		$883,410

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $294,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	4/29/24	(5.68)%	$(738,791)	$1,168
Nasdaq-100 Index	UBS AG	4/29/24	(5.48)%	(1,026,768)	1,618
				$(1,765,559)	$2,786

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (73.6%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Specialty Retail)	115	$1,245
1st Source Corp. (Banks)	73	3,827
23andMe Holding Co.* - Class A (Health Care Providers & Services)	1,373	730
2seventy bio, Inc.* (Biotechnology)	225	1,204
2U, Inc.* (Diversified Consumer Services)	354	138
374Water, Inc.* (Machinery)	272	343
3D Systems Corp.* (Machinery)	577	2,562
4D Molecular Therapeutics, Inc.* (Biotechnology)	179	5,703
5E Advanced Materials, Inc.* (Metals & Mining)	174	233
89bio, Inc.* (Biotechnology)	349	4,062
8x8, Inc.* (Software)	545	1,472
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	98	740
A10 Networks, Inc. (Software)	312	4,271
Aadi Bioscience, Inc.* (Biotechnology)	72	168
AAON, Inc. (Building Products)	299	26,342
AAR Corp.* (Aerospace & Defense)	149	8,921
Aaron's Co., Inc. (The) (Specialty Retail)	133	998
Abercrombie & Fitch Co.* (Specialty Retail)	216	27,070
ABM Industries, Inc. (Commercial Services & Supplies)	278	12,404
Acacia Research Corp.* (Financial Services)	168	895
Academy Sports & Outdoors, Inc. (Specialty Retail)	320	21,613
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	541	10,003
Acadia Realty Trust (Retail REITs)	444	7,552
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	236	2,782
ACCO Brands Corp. (Commercial Services & Supplies)	408	2,289
Accolade, Inc.* (Health Care Providers & Services)	306	3,207
Accuray, Inc.* (Health Care Equipment & Supplies)	417	1,030
ACELYRIN, Inc.* (Biotechnology)	321	2,167
ACI Worldwide, Inc.* (Software)	479	15,908
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	307	381
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	216	6,294
ACNB Corp. (Banks)	37	1,391
Acrivon Therapeutics, Inc.* (Biotechnology)	54	386
Actinium Pharmaceuticals, Inc.* (Biotechnology)	122	955
Acushnet Holdings Corp. (Leisure Products)	134	8,837
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	561	10,530
AdaptHealth Corp.* (Health Care Providers & Services)	423	4,869
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	502	1,611
Addus HomeCare Corp.* (Health Care Providers & Services)	69	7,130
Adeia, Inc. (Software)	473	5,165
Adicet Bio, Inc.* (Biotechnology)	236	555
Adient PLC* (Automobile Components)	404	13,300
ADMA Biologics, Inc.* (Biotechnology)	941	6,211
Adtalem Global Education, Inc.* (Diversified Consumer Services)	173	8,892
ADTRAN Holdings, Inc. (Communications Equipment)	345	1,877
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	166	16,929
AdvanSix, Inc. (Chemicals)	115	3,289
Advantage Solutions, Inc.* (Media)	384	1,663
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	122	1,513
Aerovate Therapeutics, Inc.* (Biotechnology)	49	1,449
AeroVironment, Inc.* (Aerospace & Defense)	119	18,240
AerSale Corp.* (Aerospace & Defense)	149	1,070
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	71	280
AFC Gamma, Inc. (Mortgage REITs)	72	891
Agenus, Inc.* (Biotechnology)	1,682	976
Agiliti, Inc.* (Health Care Providers & Services)	131	1,326
Agilysys, Inc.* (Software)	89	7,499
Agios Pharmaceuticals, Inc.* (Biotechnology)	245	7,164
Air Transport Services Group, Inc.* (Air Freight & Logistics)	227	3,124
AirSculpt Technologies, Inc.*(a) (Health Care Providers & Services)	54	332
Akero Therapeutics, Inc.* (Biotechnology)	272	6,871
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	421	249
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	102	478
Alamo Group, Inc. (Machinery)	45	10,275
Alarm.com Holdings, Inc.* (Software)	212	15,364
Albany International Corp. (Machinery)	138	12,904
Aldeyra Therapeutics, Inc.* (Biotechnology)	206	674
Alector, Inc.* (Biotechnology)	319	1,920
Alerus Financial Corp. (Financial Services)	79	1,725
Alexander & Baldwin, Inc. (Diversified REITs)	320	5,270
Alexander's, Inc. (Retail REITs)	9	1,954
Alico, Inc. (Food Products)	31	908
Alight, Inc.* - Class A (Professional Services)	1,830	18,026
Alignment Healthcare, Inc.* (Health Care Providers & Services)	376	1,865
Alkami Technology, Inc.* (Software)	179	4,398
Alkermes PLC* (Biotechnology)	733	19,842
Allakos, Inc.* (Biotechnology)	297	374
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	427	296
Allegiant Travel Co. (Passenger Airlines)	70	5,265
ALLETE, Inc. (Electric Utilities)	255	15,208
Allient, Inc. (Electrical Equipment)	57	2,034
Allogene Therapeutics, Inc.* (Biotechnology)	417	1,864
Allovir, Inc.* (Biotechnology)	225	170

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	102	$2,248
Alpha Metallurgical Resources, Inc. (Metals & Mining)	51	16,890
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	407	5,613
Alpine Immune Sciences, Inc.* (Biotechnology)	170	6,739
Alpine Income Property Trust, Inc. (Diversified REITs)	56	856
Alta Equipment Group, Inc. (Trading Companies & Distributors)	102	1,321
Altair Engineering, Inc.* - Class A (Software)	242	20,848
AlTi Global, Inc.* (Capital Markets)	104	589
Altimmune, Inc.* (Biotechnology)	238	2,423
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	282	1,348
ALX Oncology Holdings, Inc.* (Biotechnology)	116	1,293
Amalgamated Financial Corp. (Banks)	78	1,872
A-Mark Precious Metals, Inc. (Financial Services)	83	2,547
Ambac Financial Group, Inc.* (Insurance)	195	3,048
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	170	8,631
AMC Networks, Inc.* - Class A (Media)	136	1,650
Amerant Bancorp, Inc. (Banks)	114	2,655
Ameresco, Inc.* - Class A (Construction & Engineering)	142	3,426
American Assets Trust, Inc. (Diversified REITs)	216	4,733
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	504	3,709
American Coastal Insurance Corp.* (Insurance)	88	941
American Eagle Outfitters, Inc. (Specialty Retail)	807	20,813
American Equity Investment Life Holding Co.* (Insurance)	347	19,507
American Realty Investors, Inc.* (Real Estate Management & Development)	7	125
American Software, Inc. - Class A (Software)	143	1,637
American States Water Co. (Water Utilities)	164	11,847
American Vanguard Corp. (Chemicals)	116	1,502
American Well Corp.* - Class A (Health Care Technology)	1,112	902
American Woodmark Corp.* (Building Products)	71	7,218
America's Car-Mart, Inc.* (Specialty Retail)	26	1,661
Ameris Bancorp (Banks)	292	14,127
AMERISAFE, Inc. (Insurance)	84	4,214
Ames National Corp. (Banks)	38	767
Amicus Therapeutics, Inc.* (Biotechnology)	1,281	15,090
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	497	16,023
AMMO, Inc.* (Leisure Products)	398	1,095
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	168	10,502
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	538	3,260
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	167	7,333
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	160	1,058
Amplitude, Inc.* - Class A (Software)	304	3,308
Amprius Technologies, Inc.* (Electrical Equipment)	25	66
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	224	636
AnaptysBio, Inc.* (Biotechnology)	83	1,869
Anavex Life Sciences Corp.*(a) (Biotechnology)	319	1,624
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	52	558
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	169	992
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	65	4,493
Anika Therapeutics, Inc.* (Biotechnology)	65	1,651
Annexon, Inc.* (Biotechnology)	297	2,129
Anterix, Inc.* (Diversified Telecommunication Services)	57	1,916
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	476	2,942
Apartment Investment and Management Co.* (Residential REITs)	637	5,217
API Group Corp.* (Construction & Engineering)	924	36,285
Apogee Enterprises, Inc. (Building Products)	98	5,802
Apogee Therapeutics, Inc.* (Biotechnology)	183	12,160
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	627	6,985
Appfolio, Inc.* - Class A (Software)	85	20,973
Appian Corp.* - Class A (Software)	181	7,231
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	953	15,610
Applied Digital Corp.*(a) (IT Services)	386	1,652
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	171	33,780
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	813	10,772
Arbutus Biopharma Corp.* (Biotechnology)	559	1,442
Arcadium Lithium PLC* (Chemicals)	4,520	19,481
ArcBest Corp. (Ground Transportation)	105	14,962
Arcellx, Inc.* (Biotechnology)	169	11,754
Arch Resources, Inc. (Metals & Mining)	80	12,863
Archer Aviation, Inc.*(a) - Class A (Aerospace & Defense)	674	3,114
Archrock, Inc. (Energy Equipment & Services)	614	12,077
Arcosa, Inc. (Construction & Engineering)	214	18,374
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	103	3,478
Arcus Biosciences, Inc.* (Biotechnology)	237	4,475
Arcutis Biotherapeutics, Inc.* (Biotechnology)	349	3,459
Ardelyx, Inc.* (Biotechnology)	1,018	7,431
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	184	3,021
Ares Commercial Real Estate Corp. (Mortgage REITs)	230	1,714

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Argan, Inc. (Construction & Engineering)	56	$2,830
Aris Water Solutions, Inc. - Class A (Commercial Services & Supplies)	132	1,868
Arko Corp. (Specialty Retail)	353	2,012
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	395	4,997
Armada Hoffler Properties, Inc. (Diversified REITs)	298	3,099
ARMOUR Residential REIT, Inc. (Mortgage REITs)	217	4,290
Array Technologies, Inc.* (Electrical Equipment)	669	9,975
Arrivent BioPharma, Inc.* (Biotechnology)	43	768
Arrow Financial Corp. (Banks)	65	1,626
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	513	14,672
ARS Pharmaceuticals, Inc.* (Biotechnology)	108	1,104
Artesian Resources Corp. - Class A (Water Utilities)	40	1,484
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	271	12,404
Artivion, Inc.* (Health Care Equipment & Supplies)	174	3,682
Arvinas, Inc.* (Pharmaceuticals)	223	9,205
Asana, Inc.* - Class A (Software)	367	5,685
Asbury Automotive Group, Inc.* (Specialty Retail)	91	21,456
ASGN, Inc.* (Professional Services)	204	21,370
Aspen Aerogels, Inc.* (Chemicals)	226	3,978
Assertio Holdings, Inc.* (Pharmaceuticals)	402	386
AssetMark Financial Holdings, Inc.* (Capital Markets)	97	3,435
Associated Banc-Corp. (Banks)	669	14,390
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	506	1,467
Astec Industries, Inc. (Machinery)	100	4,371
Astrana Health, Inc.* (Health Care Providers & Services)	192	8,062
Astria Therapeutics, Inc.* (Biotechnology)	220	3,097
Astronics Corp.* (Aerospace & Defense)	122	2,323
Asure Software, Inc.* (Professional Services)	101	786
Atara Biotherapeutics, Inc.* (Biotechnology)	428	297
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	338	1,366
ATI, Inc.* (Metals & Mining)	570	29,167
Atkore, Inc. (Electrical Equipment)	165	31,410
Atlanta Braves Holdings, Inc.* (Entertainment)	201	7,851
Atlanta Braves Holdings, Inc.* (Entertainment)	44	1,844
Atlantic Union Bankshares Corp. (Banks)	391	13,806
Atlanticus Holdings Corp.* (Consumer Finance)	20	592
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	79	1,787
Atmus Filtration Technologies, Inc.* (Automobile Components)	369	11,900
ATN International, Inc. (Diversified Telecommunication Services)	47	1,481
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	99	610
AtriCure, Inc.* (Health Care Equipment & Supplies)	206	6,267
Atrion Corp. (Health Care Equipment & Supplies)	6	2,781
Aura Biosciences, Inc.* (Biotechnology)	157	1,232
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	598	2,996
Aurora Innovation, Inc.* (Software)	1,577	4,447
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	204	4,062
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	224	558
AvePoint, Inc.* (Software)	656	5,196
Aviat Networks, Inc.* (Communications Equipment)	50	1,917
Avid Bioservices, Inc.* (Biotechnology)	277	1,856
Avidity Biosciences, Inc.* (Biotechnology)	327	8,345
AvidXchange Holdings, Inc.* (Financial Services)	667	8,771
Avient Corp. (Chemicals)	400	17,360
Avista Corp. (Multi-Utilities)	343	12,012
Avita Medical, Inc.* (Biotechnology)	111	1,779
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	144	16,059
Axogen, Inc.* (Health Care Equipment & Supplies)	181	1,461
Axonics, Inc.* (Health Care Equipment & Supplies)	220	15,173
Axos Financial, Inc.* (Banks)	242	13,078
Axsome Therapeutics, Inc.* (Pharmaceuticals)	157	12,528
AZZ, Inc. (Building Products)	110	8,504
B Riley Financial, Inc.(a) (Capital Markets)	90	1,905
B&G Foods, Inc. (Food Products)	343	3,924
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	260	294
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	130	21,035
Bakkt Holdings, Inc.* (Capital Markets)	314	144
Balchem Corp. (Chemicals)	141	21,849
Bally's Corp.* (Hotels, Restaurants & Leisure)	130	1,812
Banc of California, Inc. (Banks)	606	9,217
BancFirst Corp. (Banks)	97	8,539
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Financial Services)	121	3,584
Bandwidth, Inc.* - Class A (Diversified Telecommunication Services)	103	1,881
Bank First Corp. (Banks)	41	3,553
Bank of Hawaii Corp. (Banks)	173	10,793
Bank of Marin Bancorp (Banks)	69	1,157
Bank7 Corp. (Banks)	16	451
BankUnited, Inc. (Banks)	329	9,212
Bankwell Financial Group, Inc. (Banks)	26	674
Banner Corp. (Banks)	151	7,248
Bar Harbor Bankshares (Banks)	66	1,748
BARK, Inc.* (Specialty Retail)	589	730
Barnes Group, Inc. (Machinery)	216	8,024

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Barrett Business Services, Inc. (Professional Services)	29	$3,675
BayCom Corp. (Banks)	48	989
BCB Bancorp, Inc. (Banks)	67	700
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	279	27,348
Beam Therapeutics, Inc.* (Biotechnology)	329	10,870
Beazer Homes USA, Inc.* (Household Durables)	130	4,264
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	46	2,774
Belden, Inc. (Electronic Equipment, Instruments & Components)	184	17,040
BellRing Brands, Inc.* (Personal Care Products)	583	34,413
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	156	4,682
Benson Hill, Inc.* (Food Products)	765	153
Berkshire Hills Bancorp, Inc. (Banks)	192	4,401
Berry Corp. (Oil, Gas & Consumable Fuels)	333	2,681
Beyond Air, Inc.* (Health Care Equipment & Supplies)	134	233
Beyond Meat, Inc.*(a) (Food Products)	262	2,169
Beyond, Inc.* (Specialty Retail)	199	7,146
BGC Group, Inc. - Class A (Capital Markets)	1,582	12,292
Big 5 Sporting Goods Corp. (Specialty Retail)	95	334
Big Lots, Inc. (Broadline Retail)	126	546
BigBear.ai Holdings, Inc.* (IT Services)	229	469
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	303	2,088
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	3	569
BioAtla, Inc.* (Biotechnology)	195	671
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	837	4,252
Biohaven, Ltd.* (Biotechnology)	302	16,516
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	157	2,912
Biomea Fusion, Inc.*(a) (Biotechnology)	88	1,316
Biote Corp.* - Class A (Pharmaceuticals)	62	360
BioVie, Inc.* (Biotechnology)	58	31
Bioxcel Therapeutics, Inc.* (Biotechnology)	92	259
Bit Digital, Inc.* (Software)	400	1,148
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	99	3,582
Black Hills Corp. (Multi-Utilities)	302	16,489
Blackbaud, Inc.* (Software)	192	14,235
BlackLine, Inc.* (Software)	252	16,274
BlackSky Technology, Inc.* (Professional Services)	536	729
Blackstone Mortgage Trust, Inc.(a) - Class A (Mortgage REITs)	761	15,153
Blade Air Mobility, Inc.* (Passenger Airlines)	266	758
Blink Charging Co.* (Electrical Equipment)	249	749
Bloom Energy Corp.* - Class A (Electrical Equipment)	851	9,565
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	387	11,099
Blue Bird Corp.* (Machinery)	123	4,716
Blue Foundry Bancorp* (Banks)	97	908
Blue Ridge Bankshares, Inc. (Banks)	79	213
Bluebird Bio, Inc.* (Biotechnology)	845	1,082
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	37	4,819
Blueprint Medicines Corp.* (Biotechnology)	268	25,422
Bluerock Homes Trust, Inc. (Residential REITs)	1	13
Boise Cascade Co. (Trading Companies & Distributors)	175	26,840
Boot Barn Holdings, Inc.* (Specialty Retail)	134	12,750
Borr Drilling, Ltd. (Energy Equipment & Services)	971	6,651
Boston Omaha Corp.* - Class A (Media)	104	1,608
Bowlero Corp.(a) - Class A (Hotels, Restaurants & Leisure)	73	1,000
Bowman Consulting Group, Ltd.* (Construction & Engineering)	48	1,670
Box, Inc.* - Class A (Software)	623	17,643
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	290	580
Brandywine Realty Trust (Office REITs)	752	3,610
Braze, Inc.* - Class A (Software)	236	10,455
BRC, Inc.*(a) - Class A (Food Products)	181	775
Bread Financial Holdings, Inc. (Consumer Finance)	219	8,155
Bridgebio Pharma, Inc.* (Biotechnology)	515	15,924
Bridgewater Bancshares, Inc.* (Banks)	90	1,048
Bright Green Corp.* (Pharmaceuticals)	326	79
Brightcove, Inc.* (IT Services)	193	374
Brightsphere Investment Group, Inc. (Capital Markets)	144	3,289
BrightSpire Capital, Inc. (Mortgage REITs)	569	3,920
Brightspring Health Services, Inc.* (Health Care Providers & Services)	238	2,587
BrightView Holdings, Inc.* (Commercial Services & Supplies)	183	2,178
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	194	9,638
Bristow Group, Inc.* (Energy Equipment & Services)	104	2,829
Broadstone Net Lease, Inc. (Diversified REITs)	831	13,022
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	823	5,440
Brookfield Business Corp. - Class A (Industrial Conglomerates)	115	2,776
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	530	19,101
Brookline Bancorp, Inc. (Banks)	386	3,845
BRP Group, Inc.* - Class A (Insurance)	266	7,698
BRT Apartments Corp. (Residential REITs)	51	857
Build-A-Bear Workshop, Inc. (Specialty Retail)	57	1,703
Bumble, Inc.* - Class A (Interactive Media & Services)	447	5,073
Burke & Herbert Financial Services Corp. (Banks)	28	1,569
Business First Bancshares, Inc. (Banks)	106	2,362
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	626	676

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Byline Bancorp, Inc. (Banks)	109	$2,367
C&F Financial Corp. (Banks)	14	686
C3.ai, Inc.* - Class A (Software)	365	9,881
Cabaletta Bio, Inc.* (Biotechnology)	152	2,593
Cabot Corp. (Chemicals)	240	22,129
Cactus, Inc. - Class A (Energy Equipment & Services)	289	14,476
Cadence Bank (Banks)	805	23,344
Cadiz, Inc.* (Water Utilities)	179	519
Cadre Holdings, Inc. (Aerospace & Defense)	86	3,113
Calavo Growers, Inc. (Food Products)	76	2,114
Caledonia Mining Corp. PLC (Metals & Mining)	72	797
Caleres, Inc. (Specialty Retail)	150	6,155
California Resources Corp. (Oil, Gas & Consumable Fuels)	308	16,971
California Water Service Group (Water Utilities)	255	11,853
Calix, Inc.* (Communications Equipment)	261	8,655
Cal-Maine Foods, Inc. (Food Products)	181	10,652
Cambium Networks Corp.* (Communications Equipment)	54	233
Cambridge Bancorp (Banks)	34	2,317
Camden National Corp. (Banks)	63	2,112
Camping World Holdings, Inc. - Class A (Specialty Retail)	185	5,152
Cannae Holdings, Inc.* (Financial Services)	292	6,494
Cantaloupe, Inc.* (Financial Services)	253	1,627
Capital Bancorp, Inc. (Banks)	42	875
Capital City Bank Group, Inc. (Banks)	58	1,607
Capitol Federal Financial, Inc. (Banks)	555	3,308
Cara Therapeutics, Inc.* (Pharmaceuticals)	206	187
Cardlytics, Inc.* (Media)	161	2,333
CareDx, Inc.* (Biotechnology)	230	2,436
Caremax, Inc.* (Health Care Providers & Services)	10	48
CareTrust REIT, Inc. (Health Care REITs)	530	12,916
Cargo Therapeutics, Inc.* (Biotechnology)	95	2,120
Cargurus, Inc.* (Interactive Media & Services)	424	9,786
Caribou Biosciences, Inc.* (Biotechnology)	361	1,856
Carisma Therapeutics, Inc.* (Biotechnology)	118	268
CarParts.com, Inc.* (Specialty Retail)	240	389
Carpenter Technology Corp. (Metals & Mining)	216	15,427
Carriage Services, Inc. (Diversified Consumer Services)	59	1,595
Carrols Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	155	1,474
Cars.com, Inc.* (Interactive Media & Services)	294	5,051
Carter Bankshares, Inc.* (Banks)	100	1,264
Cartesian Therapeutics, Inc.* (Biotechnology)	503	327
Carvana Co.* (Specialty Retail)	456	40,086
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	249	24,618
Cass Information Systems, Inc. (Financial Services)	60	2,890
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	178	3,612
Castle Biosciences, Inc.* (Health Care Providers & Services)	110	2,437
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	492	7,842
Cathay General Bancorp (Banks)	307	11,614
Cavco Industries, Inc.* (Household Durables)	37	14,765
CBIZ, Inc.* (Professional Services)	212	16,642
CBL & Associates Properties, Inc. (Retail REITs)	119	2,726
CECO Environmental Corp.* (Commercial Services & Supplies)	131	3,016
Celcuity, Inc.* (Biotechnology)	81	1,750
Celldex Therapeutics, Inc.* (Biotechnology)	274	11,500
Centerspace (Residential REITs)	67	3,828
Central Garden & Pet Co.* (Household Products)	43	1,842
Central Garden & Pet Co.* - Class A (Household Products)	228	8,418
Central Pacific Financial Corp. (Banks)	117	2,311
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	54	2,243
Century Aluminum Co.* (Metals & Mining)	232	3,570
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	121	382
Century Communities, Inc. (Household Durables)	126	12,159
Century Therapeutics, Inc.* (Biotechnology)	103	431
Cerence, Inc.* (Software)	183	2,882
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	316	13,357
Cerus Corp.* (Health Care Equipment & Supplies)	783	1,480
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	103	2,339
Cg Oncology, Inc.* (Biotechnology)	103	4,522
ChampionX Corp. (Energy Equipment & Services)	865	31,045
Chart Industries, Inc.* (Machinery)	190	31,297
Chatham Lodging Trust (Hotel & Resort REITs)	213	2,153
Chegg, Inc.* (Diversified Consumer Services)	503	3,808
Chemung Financial Corp. (Banks)	15	637
Chesapeake Utilities Corp. (Gas Utilities)	97	10,408
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	72	1,135
Chimera Investment Corp. (Mortgage REITs)	1,005	4,633
ChoiceOne Financial Services, Inc. (Banks)	31	848
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	185	32,974
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	76	2,563
Cimpress PLC* (Commercial Services & Supplies)	80	7,081
Cinemark Holdings, Inc.* (Entertainment)	486	8,733
Cipher Mining, Inc.* (Software)	190	979
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	594	533
Citizens & Northern Corp. (Banks)	66	1,239

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Citizens Financial Services, Inc. (Banks)	17	$836
City Holding Co. (Banks)	65	6,774
City Office REIT, Inc. (Office REITs)	172	896
Civista Bancshares, Inc. (Banks)	68	1,046
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	357	27,100
Claros Mortgage Trust, Inc. (Mortgage REITs)	401	3,914
Clarus Corp. (Leisure Products)	133	898
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	749	2,007
Cleanspark, Inc.* (Software)	852	18,071
Clear Channel Outdoor Holdings, Inc.* (Media)	1,656	2,732
Clear Secure, Inc. - Class A (Software)	367	7,806
Clearfield, Inc.* (Communications Equipment)	57	1,758
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	101	687
Clearwater Paper Corp.* (Paper & Forest Products)	72	3,149
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	18	1,276
Clipper Realty, Inc. (Residential REITs)	51	246
CNB Financial Corp. (Banks)	91	1,855
CNO Financial Group, Inc. (Insurance)	495	13,602
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	692	16,414
Coastal Financial Corp.* (Banks)	48	1,866
Coca-Cola Consolidated, Inc. (Beverages)	21	17,776
Codexis, Inc.* (Life Sciences Tools & Services)	308	1,075
Codorus Valley Bancorp, Inc. (Banks)	41	933
Coeur Mining, Inc.* (Metals & Mining)	1,585	5,975
Cogent Biosciences, Inc.* (Biotechnology)	367	2,466
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	193	12,608
Cohen & Steers, Inc. (Capital Markets)	115	8,842
Coherus Biosciences, Inc.* (Biotechnology)	463	1,107
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	206	6,866
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	144	5,590
Colony Bankcorp, Inc. (Banks)	73	840
Columbia Financial, Inc.* (Banks)	131	2,255
Columbus McKinnon Corp. (Machinery)	125	5,579
Comfort Systems USA, Inc. (Construction & Engineering)	156	49,564
Commercial Metals Co. (Metals & Mining)	518	30,444
Commercial Vehicle Group, Inc.* (Machinery)	144	926
CommScope Holding Co., Inc.* (Communications Equipment)	925	1,212
Community Bank System, Inc. (Banks)	235	11,287
Community Health Systems, Inc.* (Health Care Providers & Services)	555	1,943
Community Healthcare Trust, Inc. (Health Care REITs)	118	3,133
Community Trust Bancorp, Inc. (Banks)	69	2,943
Community West Bancshares (Banks)	44	875
CommVault Systems, Inc.* (Software)	195	19,779
Compass Diversified Holdings (Financial Services)	279	6,716
Compass Minerals International, Inc. (Metals & Mining)	151	2,377
Compass Therapeutics, Inc.* (Biotechnology)	403	798
Compass, Inc.* - Class A (Real Estate Management & Development)	1,257	4,525
CompoSecure, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	74	535
CompX International, Inc. (Commercial Services & Supplies)	7	240
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	406	3,768
Comtech Telecommunications Corp.* (Communications Equipment)	123	422
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	111	877
Conduent, Inc.* (Professional Services)	760	2,569
CONMED Corp. (Health Care Equipment & Supplies)	135	10,811
ConnectOne Bancorp, Inc. (Banks)	162	3,159
Consensus Cloud Solutions, Inc.* (Software)	84	1,332
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	135	11,308
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	332	1,434
Consolidated Water Co., Ltd. (Water Utilities)	66	1,934
Constellium SE* (Metals & Mining)	569	12,581
Construction Partners, Inc.* - Class A (Construction & Engineering)	189	10,612
Consumer Portfolio Services, Inc.* (Consumer Finance)	38	287
Contango ORE, Inc.* (Metals & Mining)	34	675
ContextLogic, Inc.* - Class A (Broadline Retail)	101	575
Cooper-Standard Holdings, Inc.* (Automobile Components)	75	1,242
COPT Defense Properties (Office REITs)	498	12,036
Corcept Therapeutics, Inc.* (Pharmaceuticals)	360	9,068
Core Laboratories, Inc. (Energy Equipment & Services)	207	3,536
Core Molding Technologies, Inc.* (Chemicals)	32	606
CoreCard Corp.* (Software)	32	354
CoreCivic, Inc.* (Commercial Services & Supplies)	502	7,836
CorMedix, Inc.* (Pharmaceuticals)	243	1,030
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	163	2,011
CorVel Corp.* (Health Care Providers & Services)	39	10,255
Costamare, Inc. (Marine Transportation)	205	2,327
Couchbase, Inc.* (IT Services)	157	4,131
Coursera, Inc.* (Diversified Consumer Services)	584	8,188
Covenant Logistics Group, Inc. (Ground Transportation)	37	1,715

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	19	$339
CRA International, Inc. (Professional Services)	30	4,487
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	97	7,055
Crawford & Co. - Class A (Insurance)	64	604
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	549	11,633
Crescent Energy Co. - Class A (Oil, Gas & Consumable Fuels)	340	4,046
Cricut, Inc. - Class A (Household Durables)	211	1,004
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	291	13,622
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	148	2,771
CrossFirst Bankshares, Inc.* (Banks)	200	2,768
CryoPort, Inc.* (Life Sciences Tools & Services)	191	3,381
CS Disco, Inc.* (Software)	101	821
CSG Systems International, Inc. (Professional Services)	131	6,752
CSW Industrials, Inc. (Building Products)	68	15,953
CTO Realty Growth, Inc. (Diversified REITs)	97	1,644
CTS Corp. (Electronic Equipment, Instruments & Components)	137	6,410
Cue Biopharma, Inc.* (Biotechnology)	159	301
Cullinan Oncology, Inc.* (Biotechnology)	114	1,943
Cushman & Wakefield PLC* (Real Estate Management & Development)	734	7,678
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	247	1,438
Customers Bancorp, Inc.* (Banks)	126	6,686
Cutera, Inc.* (Health Care Equipment & Supplies)	81	119
CVB Financial Corp. (Banks)	588	10,490
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	131	4,671
CVRx, Inc.* (Health Care Equipment & Supplies)	49	892
CXApp, Inc.* (IT Services)	10	25
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	535	3,590
Cytokinetics, Inc.* (Biotechnology)	422	29,585
Daily Journal Corp.* (Media)	6	2,170
Dakota Gold Corp.* (Metals & Mining)	273	647
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	168	1,673
Dana, Inc. (Automobile Components)	576	7,315
Danimer Scientific, Inc.* (Chemicals)	387	422
Daseke, Inc.* (Ground Transportation)	202	1,677
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	150	9,390
Day One Biopharmaceuticals, Inc.* (Biotechnology)	277	4,576
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	236	3,712
Definitive Healthcare Corp.* (Health Care Technology)	210	1,695
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	280	8,607
Deluxe Corp. (Commercial Services & Supplies)	192	3,953
Denali Therapeutics, Inc.* (Biotechnology)	527	10,814
Denny's Corp.* (Hotels, Restaurants & Leisure)	227	2,034
Design Therapeutics, Inc.* (Biotechnology)	145	584
Designer Brands, Inc. - Class A (Specialty Retail)	186	2,033
Desktop Metal, Inc.*(a) - Class A (Machinery)	1,254	1,104
Destination XL Group, Inc.* (Specialty Retail)	248	893
DHI Group, Inc.* (Interactive Media & Services)	187	477
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	599	6,889
Diamond Hill Investment Group, Inc. (Capital Markets)	12	1,850
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	449	6,124
DiamondRock Hospitality Co. (Hotel & Resort REITs)	929	8,928
Digi International, Inc.* (Communications Equipment)	157	5,013
Digimarc Corp.* (Software)	63	1,712
Digital Turbine, Inc.* (Software)	427	1,119
DigitalBridge Group, Inc. (Real Estate Management & Development)	715	13,777
DigitalOcean Holdings, Inc.* (IT Services)	271	10,346
Dillard's, Inc. - Class A (Broadline Retail)	15	7,074
Dime Community Bancshares, Inc. (Banks)	154	2,966
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	68	3,161
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	200	14,100
Disc Medicine, Inc.* (Biotechnology)	42	2,615
Distribution Solutions Group, Inc.* (Building Products)	44	1,561
Diversified Healthcare Trust (Health Care REITs)	1,055	2,595
DMC Global, Inc.* (Energy Equipment & Services)	86	1,676
DNOW, Inc.* (Trading Companies & Distributors)	470	7,144
DocGo, Inc.* (Health Care Providers & Services)	343	1,386
Dole PLC (Food Products)	316	3,770
Domo, Inc.* - Class B (Software)	143	1,276
Donegal Group, Inc. - Class A (Insurance)	69	976
Donnelley Financial Solutions, Inc.* (Capital Markets)	109	6,759
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	152	5,846
Dorman Products, Inc.* (Automobile Components)	116	11,181
Douglas Dynamics, Inc. (Machinery)	100	2,412
Douglas Elliman, Inc. (Real Estate Management & Development)	358	566
Douglas Emmett, Inc. (Office REITs)	712	9,875
Dragonfly Energy Holdings Corp.* (Electrical Equipment)	130	70
Dream Finders Homes, Inc.* - Class A (Household Durables)	107	4,679

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Dril-Quip, Inc.* (Energy Equipment & Services)	150	$3,380
Ducommun, Inc.* (Aerospace & Defense)	59	3,027
Duluth Holdings, Inc.* - Class B (Specialty Retail)	60	294
Duolingo, Inc.* (Diversified Consumer Services)	131	28,895
DXP Enterprises, Inc.* (Trading Companies & Distributors)	58	3,116
Dycom Industries, Inc.* (Construction & Engineering)	127	18,228
Dynavax Technologies Corp.* (Biotechnology)	572	7,099
Dyne Therapeutics, Inc.* (Biotechnology)	261	7,410
Dynex Capital, Inc. (Mortgage REITs)	249	3,100
DZS, Inc.* (Communications Equipment)	96	127
E2open Parent Holdings, Inc.* (Software)	759	3,370
Eagle Bancorp, Inc. (Banks)	130	3,054
Eagle Bulk Shipping, Inc. (Marine Transportation)	41	2,561
Eagle Pharmaceuticals, Inc.* (Biotechnology)	46	241
Easterly Government Properties, Inc. (Office REITs)	423	4,869
Eastern Bankshares, Inc. (Banks)	685	9,439
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	252	1,247
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	538	7,667
Ecovyst, Inc.* (Chemicals)	409	4,560
Edgewell Personal Care Co. (Personal Care Products)	220	8,501
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	255	4,651
Editas Medicine, Inc.* (Biotechnology)	363	2,693
eGain Corp.* (Software)	92	593
eHealth, Inc.* (Insurance)	124	748
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	123	1,198
elf Beauty, Inc.* (Personal Care Products)	238	46,654
Ellington Financial, Inc. (Mortgage REITs)	332	3,921
Elme Communities (Residential REITs)	388	5,401
Embecta Corp. (Health Care Equipment & Supplies)	255	3,384
Emerald Holding, Inc.* (Media)	69	470
Emergent BioSolutions, Inc.* (Biotechnology)	230	582
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	58	296
Empire State Realty Trust, Inc. (Diversified REITs)	584	5,916
Employers Holdings, Inc. (Insurance)	113	5,129
Enact Holdings, Inc. (Financial Services)	131	4,085
Enanta Pharmaceuticals, Inc.* (Biotechnology)	89	1,554
Encore Capital Group, Inc.* (Consumer Finance)	103	4,698
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	722	3,162
Encore Wire Corp. (Electrical Equipment)	66	17,343
Energizer Holdings, Inc. (Household Products)	317	9,332
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	708	4,453
Energy Recovery, Inc.* (Machinery)	246	3,884
Energy Vault Holdings, Inc.* (Electrical Equipment)	437	782
Enerpac Tool Group Corp. (Machinery)	241	8,594
EnerSys (Electrical Equipment)	180	17,003
Enfusion, Inc.* - Class A (Software)	175	1,619
Enhabit, Inc.* (Health Care Providers & Services)	222	2,586
Enliven Therapeutics, Inc.* (Pharmaceuticals)	103	1,812
Ennis, Inc. (Commercial Services & Supplies)	113	2,318
Enova International, Inc.* (Consumer Finance)	125	7,854
Enovix Corp.* (Electrical Equipment)	612	4,902
Enpro, Inc. (Machinery)	93	15,696
Enstar Group, Ltd.* (Insurance)	53	16,469
Enterprise Bancorp, Inc. (Banks)	43	1,117
Enterprise Financial Services Corp. (Banks)	160	6,490
Entrada Therapeutics, Inc.* (Biotechnology)	94	1,332
Entravision Communications Corp. - Class A (Media)	266	436
Envela Corp.* (Specialty Retail)	33	152
Envestnet, Inc.* (Software)	221	12,798
Enviri Corp.* (Commercial Services & Supplies)	349	3,193
Eos Energy Enterprises, Inc.* (Electrical Equipment)	677	697
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	117	9,189
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,930	24,106
Equity Bancshares, Inc. - Class A (Banks)	65	2,234
Equity Commonwealth* (Office REITs)	451	8,515
Erasca, Inc.* (Biotechnology)	356	733
Escalade, Inc. (Leisure Products)	44	605
ESCO Technologies, Inc. (Machinery)	113	12,097
Esquire Financial Holdings, Inc. (Banks)	31	1,472
ESS Tech, Inc.* (Electrical Equipment)	403	291
ESSA Bancorp, Inc. (Banks)	37	675
Essent Group, Ltd. (Financial Services)	463	27,554
Essential Properties Realty Trust, Inc. (Diversified REITs)	689	18,369
Ethan Allen Interiors, Inc. (Household Durables)	101	3,492
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	151	1,960
Evans Bancorp, Inc. (Banks)	23	687
Eve Holding, Inc.* (Aerospace & Defense)	80	432
Eventbrite, Inc.* - Class A (Interactive Media & Services)	342	1,874
Everbridge, Inc.* (Software)	183	6,374
EverCommerce, Inc.* (Software)	103	970
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	359	3,608
EverQuote, Inc.* - Class A (Interactive Media & Services)	96	1,782
EVERTEC, Inc. (Financial Services)	289	11,531
EVgo, Inc.* (Specialty Retail)	457	1,147

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
EVI Industries, Inc. (Trading Companies & Distributors)	29	$722
Evolent Health, Inc.* - Class A (Health Care Technology)	496	16,263
Evolus, Inc.* (Pharmaceuticals)	185	2,590
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	137	841
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	504	2,243
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	80	1,282
ExlService Holdings, Inc.* (Professional Services)	714	22,704
eXp World Holdings, Inc. (Real Estate Management & Development)	315	3,254
Expensify, Inc.* - Class A (Software)	246	453
Exponent, Inc. (Professional Services)	224	18,523
Expro Group Holdings N.V.* (Energy Equipment & Services)	396	7,908
Extreme Networks, Inc.* (Communications Equipment)	557	6,428
Eyenovia, Inc.* (Pharmaceuticals)	138	136
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	165	3,411
F&G Annuities & Life, Inc. (Insurance)	83	3,366
Fabrinet* (Electronic Equipment, Instruments & Components)	163	30,809
Farmers & Merchants Bancorp, Inc. (Banks)	56	1,248
Farmers National Banc Corp. (Banks)	161	2,151
Farmland Partners, Inc. (Specialized REITs)	197	2,187
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	84	1,807
Fastly, Inc.* - Class A (IT Services)	540	7,004
Fate Therapeutics, Inc.* (Biotechnology)	374	2,745
FB Financial Corp. (Banks)	157	5,913
Federal Agricultural Mortgage Corp. - Class C (Financial Services)	40	7,875
Federal Signal Corp. (Machinery)	265	22,491
Fennec Pharmaceuticals, Inc.* (Biotechnology)	80	890
FibroGen, Inc.* (Biotechnology)	408	959
Fidelis Insurance Holdings, Ltd. (Insurance)	268	5,221
Fidelity D&D Bancorp, Inc. (Banks)	21	1,017
Figs, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	565	2,814
Finance Of America Cos., Inc.* - Class A (Financial Services)	236	173
Financial Institutions, Inc. (Banks)	67	1,261
First Advantage Corp. (Professional Services)	239	3,877
First Bancorp (Banks)	176	6,357
First Bancorp (Banks)	738	12,945
First Bank/Hamilton NJ (Banks)	90	1,237
First Busey Corp. (Banks)	229	5,507
First Business Financial Services, Inc. (Banks)	35	1,313
First Commonwealth Financial Corp. (Banks)	447	6,222
First Community Bankshares, Inc. (Banks)	76	2,632
First Community Corp. (Banks)	33	575
First Financial Bancorp (Banks)	416	9,327
First Financial Bankshares, Inc. (Banks)	576	18,899
First Financial Corp. (Banks)	51	1,955
First Foundation, Inc. (Banks)	226	1,706
First Interstate BancSystem, Inc. - Class A (Banks)	365	9,932
First Merchants Corp. (Banks)	261	9,109
First Mid Bancshares, Inc. (Banks)	98	3,203
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	98	2,413
First Western Financial, Inc.* (Banks)	35	510
FirstCash Holdings, Inc. (Consumer Finance)	166	21,171
FiscalNote Holdings, Inc.* (Professional Services)	264	351
Five Star Bancorp (Banks)	56	1,260
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	132	3,357
Fluence Energy, Inc.* (Electrical Equipment)	259	4,491
Fluor Corp.* (Construction & Engineering)	630	26,636
Flushing Financial Corp. (Banks)	122	1,538
Flywire Corp.* (Financial Services)	469	11,636
Foghorn Therapeutics, Inc.* (Biotechnology)	90	604
Foot Locker, Inc. (Specialty Retail)	363	10,346
Forafric Global PLC* (Food Products)	23	238
Forestar Group, Inc.* (Real Estate Management & Development)	81	3,255
Forge Global Holdings, Inc.* (Capital Markets)	485	936
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	341	15,560
Forrester Research, Inc.* (Professional Services)	52	1,121
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	43	859
Forward Air Corp. (Air Freight & Logistics)	114	3,547
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	213	217
Four Corners Property Trust, Inc. (Specialized REITs)	400	9,788
Fox Factory Holding Corp.* (Automobile Components)	188	9,789
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	367	4,903
Franklin Covey Co.* (Professional Services)	51	2,002
Franklin Electric Co., Inc. (Machinery)	204	21,789
Fresh Del Monte Produce, Inc. (Food Products)	150	3,887
Freshworks, Inc.* - Class A (Software)	716	13,038
Frontdoor, Inc.* (Diversified Consumer Services)	358	11,664
Frontier Group Holdings, Inc.* (Passenger Airlines)	170	1,379
FRP Holdings, Inc.* (Real Estate Management & Development)	29	1,781
FS Bancorp, Inc. (Banks)	29	1,007
FTAI Aviation, Ltd. (Trading Companies & Distributors)	440	29,612

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
FTAI Infrastructure, Inc. (Ground Transportation)	437	$2,744
FTC Solar, Inc.* (Electrical Equipment)	316	170
fuboTV, Inc.* (Interactive Media & Services)	1,251	1,977
FuelCell Energy, Inc.* (Electrical Equipment)	2,009	2,391
Fulgent Genetics, Inc.* (Health Care Providers & Services)	90	1,953
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	145	808
Fulton Financial Corp. (Banks)	710	11,282
Funko, Inc.* - Class A (Leisure Products)	164	1,023
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	115	926
FVCBankcorp, Inc.* (Banks)	71	865
Gambling.com Group, Ltd.* (Media)	68	621
Gannett Co., Inc.* (Media)	637	1,554
GATX Corp. (Trading Companies & Distributors)	157	21,043
GCM Grosvenor, Inc. - Class A (Capital Markets)	188	1,816
Genco Shipping & Trading, Ltd. (Marine Transportation)	186	3,781
Gencor Industries, Inc.* (Machinery)	47	784
Genelux Corp.* (Biotechnology)	84	540
Generation Bio Co.* (Biotechnology)	200	814
Genesco, Inc.* (Specialty Retail)	49	1,379
Genie Energy, Ltd. - Class B (Electric Utilities)	87	1,312
Gentherm, Inc.* (Automobile Components)	145	8,349
Genworth Financial, Inc.* (Insurance)	1,989	12,789
German American Bancorp, Inc. (Banks)	124	4,295
Geron Corp.* (Biotechnology)	2,262	7,465
Getty Realty Corp. (Retail REITs)	211	5,771
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	1,046	804
Gibraltar Industries, Inc.* (Building Products)	135	10,872
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	183	5,309
Glacier Bancorp, Inc. (Banks)	493	19,858
Gladstone Commercial Corp. (Diversified REITs)	176	2,436
Gladstone Land Corp. (Specialized REITs)	148	1,974
Glatfelter Corp.* (Paper & Forest Products)	195	390
Glaukos Corp.* (Health Care Equipment & Supplies)	209	19,706
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	142	853
Global Industrial Co. (Trading Companies & Distributors)	58	2,597
Global Medical REIT, Inc. (Health Care REITs)	269	2,354
Global Net Lease, Inc. (Diversified REITs)	860	6,682
Global Water Resources, Inc. (Water Utilities)	51	655
Globalstar, Inc.* (Diversified Telecommunication Services)	3,199	4,703
GMS, Inc.* (Trading Companies & Distributors)	177	17,229
Gogo, Inc.* (Wireless Telecommunication Services)	293	2,573
GoHealth, Inc.* - Class A (Insurance)	18	189
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	437	10,514
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	89	3,278
Golden Ocean Group, Ltd. (Marine Transportation)	544	7,050
Goosehead Insurance, Inc.* - Class A (Insurance)	95	6,329
GoPro, Inc.* - Class A (Household Durables)	557	1,242
GrafTech International, Ltd. (Electrical Equipment)	856	1,181
Graham Holdings Co. - Class B (Diversified Consumer Services)	15	11,515
Granite Construction, Inc. (Construction & Engineering)	195	11,140
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	226	1,078
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	148	962
Gray Television, Inc. (Media)	373	2,357
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	290	2,538
Great Southern Bancorp, Inc. (Banks)	39	2,138
Green Brick Partners, Inc.* (Household Durables)	115	6,926
Green Dot Corp.* - Class A (Consumer Finance)	205	1,913
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	261	6,034
Greene County Bancorp, Inc. (Banks)	31	892
Greenlight Capital Re, Ltd.* - Class A (Insurance)	114	1,422
Greif, Inc. - Class A (Containers & Packaging)	107	7,388
Greif, Inc. - Class B (Containers & Packaging)	23	1,599
Grid Dynamics Holdings, Inc.* (IT Services)	249	3,060
Griffon Corp. (Building Products)	174	12,761
Grindr, Inc.* (Interactive Media & Services)	181	1,834
Gritstone bio, Inc.* (Biotechnology)	398	1,023
Group 1 Automotive, Inc. (Specialty Retail)	60	17,534
GrowGeneration Corp.* (Specialty Retail)	260	744
Guaranty Bancshares, Inc. (Banks)	36	1,093
Guardant Health, Inc.* (Health Care Providers & Services)	499	10,294
Guess?, Inc. (Specialty Retail)	124	3,902
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	48	7,686
H&E Equipment Services, Inc. (Trading Companies & Distributors)	142	9,114
H.B. Fuller Co. (Chemicals)	239	19,058
Haemonetics Corp.* (Health Care Equipment & Supplies)	221	18,861
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	101	538
Halozyme Therapeutics, Inc.* (Biotechnology)	573	23,310
Hamilton Insurance Group, Ltd.* - Class B (Insurance)	74	1,031

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Hamilton Lane, Inc. - Class A (Capital Markets)	161	$18,155
Hancock Whitney Corp. (Banks)	383	17,633
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	1,555	9,019
Hanmi Financial Corp. (Banks)	134	2,133
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	485	13,774
HarborOne Bancorp, Inc. (Banks)	178	1,897
Harmonic, Inc.* (Communications Equipment)	486	6,532
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	142	4,768
Harrow, Inc.* (Pharmaceuticals)	134	1,773
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	179	759
Haverty Furniture Cos., Inc. (Specialty Retail)	65	2,218
Hawaiian Holdings, Inc.* (Passenger Airlines)	225	2,999
Hawkins, Inc. (Chemicals)	85	6,528
Haynes International, Inc. (Metals & Mining)	56	3,367
HBT Financial, Inc. (Banks)	59	1,123
HCI Group, Inc. (Insurance)	32	3,715
Health Catalyst, Inc.* (Health Care Technology)	252	1,898
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	329	4,106
HealthEquity, Inc.* (Health Care Providers & Services)	376	30,693
HealthStream, Inc. (Health Care Technology)	106	2,826
Heartland Express, Inc. (Ground Transportation)	207	2,472
Heartland Financial USA, Inc. (Banks)	187	6,573
Hecla Mining Co. (Metals & Mining)	2,700	12,987
Heidrick & Struggles International, Inc. (Professional Services)	88	2,962
Helen of Troy, Ltd.* (Household Durables)	105	12,100
Helios Technologies, Inc. (Machinery)	147	6,569
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	636	6,894
Helmerich & Payne, Inc. (Energy Equipment & Services)	430	18,086
Herbalife, Ltd.* (Personal Care Products)	437	4,392
Herc Holdings, Inc. (Trading Companies & Distributors)	125	21,038
Heritage Commerce Corp. (Banks)	262	2,248
Heritage Financial Corp. (Banks)	153	2,967
Heron Therapeutics, Inc.* (Biotechnology)	457	1,266
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	178	623
Hibbett, Inc. (Specialty Retail)	51	3,917
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	53	836
Hillenbrand, Inc. (Machinery)	310	15,590
HilleVax, Inc.* (Biotechnology)	116	1,929
Hillman Solutions Corp.* (Machinery)	863	9,182
Hilltop Holdings, Inc. (Banks)	206	6,452
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	348	16,429
Himalaya Shipping, Ltd. (Marine Transportation)	134	1,033
Hims & Hers Health, Inc.* (Health Care Providers & Services)	547	8,462
Hingham Institution For Savings The (Banks)	7	1,221
Hippo Holdings, Inc.* (Insurance)	47	859
HireQuest, Inc. (Professional Services)	24	311
HireRight Holdings Corp.* (Professional Services)	59	842
HNI Corp. (Commercial Services & Supplies)	204	9,207
Holley, Inc.* (Automobile Components)	233	1,039
Home Bancorp, Inc. (Banks)	32	1,226
Home BancShares, Inc. (Banks)	834	20,491
HomeStreet, Inc. (Banks)	80	1,204
HomeTrust Bancshares, Inc. (Banks)	65	1,777
Hooker Furnishings Corp. (Household Durables)	47	1,128
Hope Bancorp, Inc. (Banks)	510	5,870
Horace Mann Educators Corp. (Insurance)	182	6,732
Horizon Bancorp, Inc. (Banks)	191	2,451
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	22	3,453
Hub Group, Inc.* - Class A (Air Freight & Logistics)	278	12,014
Hudson Pacific Properties, Inc. (Office REITs)	610	3,935
Hudson Technologies, Inc.* (Trading Companies & Distributors)	194	2,136
Humacyte, Inc.* (Biotechnology)	270	840
Huron Consulting Group, Inc.* (Professional Services)	82	7,923
Hyliion Holdings Corp.* (Machinery)	659	1,160
Hyster-Yale Materials Handling, Inc. (Machinery)	49	3,144
I3 Verticals, Inc.* - Class A (Financial Services)	99	2,266
i-80 Gold Corp.* (Metals & Mining)	871	1,167
IBEX Holdings, Ltd.* (Professional Services)	40	617
ICF International, Inc. (Professional Services)	83	12,502
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	127	4,905
Ideaya Biosciences, Inc.* (Biotechnology)	291	12,769
IDT Corp. - Class B (Diversified Telecommunication Services)	68	2,571
IES Holdings, Inc.* (Construction & Engineering)	36	4,379
IGM Biosciences, Inc.* (Biotechnology)	59	569
iHeartMedia, Inc.* - Class A (Media)	459	959
Ikena Oncology, Inc.* (Pharmaceuticals)	137	195
IMAX Corp.* (Entertainment)	198	3,202
Immersion Corp. (Technology Hardware, Storage & Peripherals)	136	1,017
Immuneering Corp.* - Class A (Biotechnology)	99	286
ImmunityBio, Inc.*(a) (Biotechnology)	585	3,141
Immunovant, Inc.* (Biotechnology)	238	7,690

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	103	$13,226
Inari Medical, Inc.* (Health Care Equipment & Supplies)	236	11,323
Independence Realty Trust, Inc. (Residential REITs)	997	16,081
Independent Bank Corp. (Banks)	88	2,231
Independent Bank Corp. (Banks)	195	10,144
Independent Bank Group, Inc. (Banks)	160	7,304
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	665	4,708
Infinera Corp.* (Communications Equipment)	881	5,312
Information Services Group, Inc. (IT Services)	155	626
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	81	694
Ingevity Corp.* (Chemicals)	161	7,680
Ingles Markets, Inc. - Class A (Consumer Staples Distribution & Retail)	63	4,831
Inhibrx, Inc.* (Biotechnology)	152	5,314
Inmode, Ltd.* (Health Care Equipment & Supplies)	342	7,391
Innodata, Inc.* (Professional Services)	116	766
Innospec, Inc. (Chemicals)	110	14,183
Innovage Holding Corp.* (Health Care Providers & Services)	84	373
INNOVATE Corp.* (Construction & Engineering)	308	216
Innovative Industrial Properties, Inc. (Industrial REITs)	123	12,735
Innoviva, Inc.* (Pharmaceuticals)	258	3,932
Inogen, Inc.* (Health Care Equipment & Supplies)	103	831
Inozyme Pharma, Inc.* (Biotechnology)	211	1,616
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	124	23,004
Insmed, Inc.* (Biotechnology)	610	16,549
Insperity, Inc. (Professional Services)	157	17,209
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	96	947
Installed Building Products, Inc. (Household Durables)	105	27,167
Insteel Industries, Inc. (Building Products)	83	3,172
Instructure Holdings, Inc.* (Software)	86	1,839
Intapp, Inc.* (Software)	176	6,037
Integer Holdings Corp.* (Health Care Equipment & Supplies)	147	17,152
Integral Ad Science Holding Corp.* (Media)	298	2,971
Intellia Therapeutics, Inc.* (Biotechnology)	396	10,894
Inter Parfums, Inc. (Personal Care Products)	81	11,381
InterDigital, Inc. (Software)	114	12,136
Interface, Inc. (Commercial Services & Supplies)	253	4,255
International Bancshares Corp. (Banks)	237	13,305
International Game Technology PLC (Hotels, Restaurants & Leisure)	480	10,843
International Money Express, Inc.* (Financial Services)	139	3,173
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	179	9,523
inTEST Corp.* (Semiconductors & Semiconductor Equipment)	52	689
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	114	438
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	414	28,648
Intrepid Potash, Inc.* (Chemicals)	47	980
InvenTrust Properties Corp. (Retail REITs)	300	7,713
Invesco Mortgage Capital, Inc. (Mortgage REITs)	216	2,091
Investors Title Co. (Insurance)	5	816
IonQ, Inc.*(a) (Technology Hardware, Storage & Peripherals)	723	7,223
Iovance Biotherapeutics, Inc.* (Biotechnology)	1,048	15,531
iRadimed Corp. (Health Care Equipment & Supplies)	32	1,408
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	136	15,776
iRobot Corp.* (Household Durables)	121	1,060
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	612	5,331
Ispire Technology, Inc.* (Tobacco)	78	478
iTeos Therapeutics, Inc.* (Biotechnology)	109	1,487
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	189	934
Itron, Inc.* (Electronic Equipment, Instruments & Components)	201	18,597
Ivanhoe Electric, Inc.* (Metals & Mining)	283	2,773
J & J Snack Foods Corp. (Food Products)	67	9,686
J Jill, Inc.* (Specialty Retail)	20	639
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	87	5,958
Jackson Financial, Inc. - Class A (Financial Services)	353	23,347
JAKKS Pacific, Inc.* (Leisure Products)	33	815
James River Group Holdings, Ltd. (Insurance)	164	1,525
Jamf Holding Corp.* (Software)	312	5,725
Janus International Group, Inc.* (Building Products)	375	5,674
Janux Therapeutics, Inc.* (Biotechnology)	76	2,861
JBG SMITH Properties (Office REITs)	415	6,661
JELD-WEN Holding, Inc.* (Building Products)	376	7,982
JetBlue Airways Corp.* (Passenger Airlines)	1,485	11,019
Joby Aviation, Inc.*(a) (Passenger Airlines)	1,231	6,598
John B Sanfilippo & Son, Inc. (Food Products)	40	4,237
John Bean Technologies Corp. (Machinery)	141	14,789
John Marshall Bancorp, Inc. (Banks)	55	986
John Wiley & Sons, Inc. - Class A (Media)	159	6,063
Johnson Outdoors, Inc. - Class A (Leisure Products)	24	1,107
Kadant, Inc. (Machinery)	52	17,061
Kaiser Aluminum Corp. (Metals & Mining)	70	6,255
Kaltura, Inc.* (Software)	380	513
KalVista Pharmaceuticals, Inc.* (Biotechnology)	138	1,637

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Kaman Corp. (Aerospace & Defense)	124	$5,688
Karat Packaging, Inc. (Trading Companies & Distributors)	30	858
Karyopharm Therapeutics, Inc.* (Biotechnology)	500	755
KB Home (Household Durables)	301	21,335
Kearny Financial Corp. (Banks)	245	1,578
Kelly Services, Inc. - Class A (Professional Services)	138	3,456
Kennametal, Inc. (Machinery)	352	8,779
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	529	4,539
Keros Therapeutics, Inc.* (Biotechnology)	113	7,481
Kezar Life Sciences, Inc.* (Biotechnology)	315	284
Kforce, Inc. (Professional Services)	83	5,853
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	106	2,295
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	162	6,459
Kingsway Financial Services, Inc.* (Insurance)	50	417
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	140	2,762
Kite Realty Group Trust (Retail REITs)	962	20,857
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	260	2,616
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	56	433
Knife River Corp.* (Construction Materials)	250	20,270
Knowles Corp.* (Electronic Equipment, Instruments & Components)	392	6,311
Kodiak Gas Services, Inc. (Energy Equipment & Services)	70	1,914
Kodiak Sciences, Inc.* (Biotechnology)	143	752
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	248	14,943
Koppers Holdings, Inc. (Chemicals)	89	4,910
Korn Ferry (Professional Services)	230	15,125
KORU Medical Systems, Inc.* (Health Care Equipment & Supplies)	152	359
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	2,017	12,021
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	636	11,690
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	387	5,896
Kronos Worldwide, Inc. (Chemicals)	98	1,156
Krystal Biotech, Inc.* (Biotechnology)	95	16,903
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	245	12,326
Kura Oncology, Inc.* (Biotechnology)	312	6,655
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	26	2,994
KVH Industries, Inc.* (Communications Equipment)	83	423
Kymera Therapeutics, Inc.* (Biotechnology)	180	7,236
Ladder Capital Corp. (Mortgage REITs)	500	5,565
Lakeland Bancorp, Inc. (Banks)	276	3,340
Lakeland Financial Corp. (Banks)	110	7,295
Lancaster Colony Corp. (Food Products)	86	17,855
Lands' End, Inc.* (Specialty Retail)	64	697
Landsea Homes Corp.* (Household Durables)	87	1,264
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	300	18,672
LanzaTech Global, Inc.* (Commercial Services & Supplies)	91	282
Larimar Therapeutics, Inc.* (Biotechnology)	115	873
Latham Group, Inc.* (Leisure Products)	172	681
Laureate Education, Inc. (Diversified Consumer Services)	579	8,436
La-Z-Boy, Inc. (Household Durables)	192	7,223
Lazydays Holdings, Inc.* (Specialty Retail)	34	137
LCI Industries (Automobile Components)	109	13,414
LCNB Corp. (Banks)	52	829
Legacy Housing Corp.* (Household Durables)	48	1,033
Legalzoom.com, Inc.* (Professional Services)	591	7,884
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	87	5,773
Lemonade, Inc.*(a) (Insurance)	224	3,676
LendingClub Corp.* (Consumer Finance)	480	4,219
LendingTree, Inc.* (Consumer Finance)	47	1,990
Lenz Therapeutics, Inc. (Biotechnology)	18	396
Leonardo DRS, Inc.* (Aerospace & Defense)	303	6,693
Leslie's, Inc.* (Specialty Retail)	785	5,103
Lexeo Therapeutics, Inc.* (Biotechnology)	45	706
Lexicon Pharmaceuticals, Inc.*(a) (Biotechnology)	409	982
LGI Homes, Inc.* (Household Durables)	92	10,706
Liberty Energy, Inc. (Energy Equipment & Services)	726	15,043
Liberty Latin America, Ltd.* - Class A (Diversified Telecommunication Services)	153	1,066
Liberty Latin America, Ltd.* - Class C (Diversified Telecommunication Services)	607	4,243
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	616	634
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	197	3,057
LifeStance Health Group, Inc.* (Health Care Providers & Services)	469	2,894
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	74	5,409
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	399	40,733
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	517	2,420
Limbach Holdings, Inc.* (Construction & Engineering)	41	1,698
Limoneira Co. (Food Products)	77	1,506
Lincoln Educational Services Corp.* (Diversified Consumer Services)	105	1,085
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	154	1,437
Lindsay Corp. (Machinery)	49	5,765
Lineage Cell Therapeutics, Inc.* (Biotechnology)	586	867
Lions Gate Entertainment Corp.* - Class A (Entertainment)	257	2,557
Lions Gate Entertainment Corp.* - Class B (Entertainment)	532	4,953
Liquidia Corp.* (Pharmaceuticals)	222	3,275

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Liquidity Services, Inc.* (Commercial Services & Supplies)	102	$1,897
LivaNova PLC* (Health Care Equipment & Supplies)	240	13,426
Live Oak Bancshares, Inc. (Banks)	149	6,185
LivePerson, Inc.* (Software)	347	346
LiveRamp Holdings, Inc.* (Software)	285	9,833
Livewire Group, Inc.* (Automobiles)	85	615
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	110	2,376
Loop Media, Inc.* (Entertainment)	173	63
LSB Industries, Inc.* (Chemicals)	237	2,081
LSI Industries, Inc. (Electrical Equipment)	124	1,875
LTC Properties, Inc. (Health Care REITs)	181	5,884
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	4,452	6,945
Luminar Technologies, Inc.*(a) (Automobile Components)	1,286	2,533
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	144	462
Luxfer Holdings PLC (Machinery)	118	1,224
LXP Industrial Trust (Industrial REITs)	1,280	11,546
Lyell Immunopharma, Inc.* (Biotechnology)	766	1,708
M.D.C Holdings, Inc. (Household Durables)	265	16,671
M/I Homes, Inc.* (Household Durables)	119	16,219
Macatawa Bank Corp. (Banks)	116	1,136
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	245	23,432
MacroGenics, Inc.* (Biotechnology)	269	3,960
Madison Square Garden Entertainment Corp.* (Entertainment)	176	6,901
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	65	17,358
Magnite, Inc.* (Media)	598	6,429
Magnolia Oil & Gas Corp. - Class A (Oil, Gas & Consumable Fuels)	781	20,267
Maiden Holdings, Ltd.* (Insurance)	401	902
MainStreet Bancshares, Inc. (Banks)	31	563
Malibu Boats, Inc.* - Class A (Leisure Products)	90	3,895
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	103	375
MannKind Corp.* (Biotechnology)	1,151	5,214
Marathon Digital Holdings, Inc.* (Software)	990	22,354
Marcus & Millichap, Inc. (Real Estate Management & Development)	105	3,588
Marine Products Corp. (Leisure Products)	37	435
MarineMax, Inc.* (Specialty Retail)	96	3,193
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	242	2,188
MarketWise, Inc. (Capital Markets)	142	246
Marqeta, Inc.* - Class A (Financial Services)	2,083	12,415
Marten Transport, Ltd. (Ground Transportation)	257	4,749
Masonite International Corp.* (Building Products)	97	12,751
Masterbrand, Inc.* (Building Products)	565	10,588
MasterCraft Boat Holdings, Inc.* (Leisure Products)	75	1,779
Matador Resources Co. (Oil, Gas & Consumable Fuels)	501	33,451
Materion Corp. (Metals & Mining)	91	11,989
Mativ Holdings, Inc. (Chemicals)	237	4,444
Matson, Inc. (Marine Transportation)	152	17,086
Matterport, Inc.* (Software)	1,145	2,588
Matthews International Corp. - Class A (Commercial Services & Supplies)	131	4,071
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	33	715
MaxCyte, Inc.* (Life Sciences Tools & Services)	386	1,617
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	130	433
Maximus, Inc. (Professional Services)	269	22,568
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	336	6,273
Mayville Engineering Co., Inc.* (Machinery)	49	702
MBIA, Inc. (Insurance)	199	1,345
McGrath RentCorp (Trading Companies & Distributors)	109	13,447
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	101	2,057
Medifast, Inc. (Personal Care Products)	47	1,801
MeiraGTx Holdings PLC* (Biotechnology)	144	874
Mercantile Bank Corp. (Banks)	69	2,656
Merchants Bancorp (Financial Services)	70	3,023
Mercury General Corp. (Insurance)	118	6,089
MeridianLink, Inc.* (Software)	113	2,113
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	251	19,012
Meritage Homes Corp. (Household Durables)	161	28,249
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	46	679
Mersana Therapeutics, Inc.* (Biotechnology)	489	2,191
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	23	2,524
Metallus, Inc.* (Metals & Mining)	189	4,205
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	149	1,815
Metrocity Bankshares, Inc. (Banks)	81	2,022
Metropolitan Bank Holding Corp.* (Banks)	46	1,771
MFA Financial, Inc. (Mortgage REITs)	452	5,157
MGE Energy, Inc. (Electric Utilities)	161	12,674
MGP Ingredients, Inc. (Beverages)	70	6,029
MicroStrategy, Inc.* (Software)	66	112,500
Microvast Holdings, Inc.* (Machinery)	971	813
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	843	1,551
Mid Penn Bancorp, Inc. (Banks)	63	1,261
Middlefield Banc Corp. (Banks)	35	836
Middlesex Water Co. (Water Utilities)	77	4,043
Midland States Bancorp, Inc. (Banks)	92	2,312
MidWestOne Financial Group, Inc. (Banks)	63	1,477
Miller Industries, Inc. (Machinery)	49	2,455
MillerKnoll, Inc. (Commercial Services & Supplies)	326	8,072
MiMedx Group, Inc.* (Biotechnology)	510	3,927
Minerals Technologies, Inc. (Chemicals)	144	10,840

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Mineralys Therapeutics, Inc.* (Biotechnology)	86	$1,110
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	885	10,062
Mirum Pharmaceuticals, Inc.* (Biotechnology)	109	2,738
Mission Produce, Inc.* (Food Products)	214	2,540
Mistras Group, Inc.* (Professional Services)	92	880
Mitek Systems, Inc.* (Software)	192	2,707
Model N, Inc.* (Software)	171	4,868
Modine Manufacturing Co.* (Automobile Components)	227	21,609
ModivCare, Inc.* (Health Care Providers & Services)	56	1,313
Moelis & Co. - Class A (Capital Markets)	295	16,747
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	60	4,499
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	205	474
Monro, Inc. (Specialty Retail)	131	4,132
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	294	1,223
Monte Rosa Therapeutics, Inc.* (Biotechnology)	137	966
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	125	4,896
Moog, Inc. - Class A (Aerospace & Defense)	127	20,275
Morphic Holding, Inc.* (Biotechnology)	168	5,914
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	68	1,899
Mr. Cooper Group, Inc.* (Financial Services)	285	22,216
MRC Global, Inc.* (Trading Companies & Distributors)	371	4,663
Mueller Industries, Inc. (Machinery)	495	26,695
Mueller Water Products, Inc. - Class A (Machinery)	686	11,038
Multiplan Corp.* (Health Care Technology)	1,699	1,378
Mural Oncology PLC* (Biotechnology)	73	357
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	642	29,339
MVB Financial Corp. (Banks)	50	1,116
Myers Industries, Inc. (Containers & Packaging)	161	3,730
MYR Group, Inc.* (Construction & Engineering)	73	12,903
Myriad Genetics, Inc.* (Biotechnology)	387	8,251
N-able, Inc.* (Software)	309	4,039
Nabors Industries, Ltd.* (Energy Equipment & Services)	40	3,445
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	19	574
Nano-X Imaging, Ltd.*(a) (Health Care Equipment & Supplies)	211	2,061
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	147	5,904
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	12	850
National Bank Holdings Corp. - Class A (Banks)	163	5,879
National Bankshares, Inc. (Banks)	26	869
National Beverage Corp.* (Beverages)	105	4,983
National Health Investors, Inc. (Health Care REITs)	184	11,561
National HealthCare Corp. (Health Care Providers & Services)	55	5,198
National Presto Industries, Inc. (Aerospace & Defense)	23	1,927
National Research Corp. (Health Care Providers & Services)	64	2,535
National Vision Holdings, Inc.* (Specialty Retail)	343	7,601
National Western Life Group, Inc. - Class A (Insurance)	10	4,920
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	41	740
Nature's Sunshine Products, Inc.* (Personal Care Products)	58	1,205
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	223	656
Navient Corp. (Consumer Finance)	369	6,421
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	500	2,385
NBT Bancorp, Inc. (Banks)	202	7,409
Nelnet, Inc. - Class A (Consumer Finance)	57	5,395
Neogen Corp.* (Health Care Equipment & Supplies)	962	15,180
NeoGenomics, Inc.* (Health Care Providers & Services)	563	8,850
NerdWallet, Inc.* - Class A (Consumer Finance)	149	2,190
Nerdy, Inc.* (Diversified Consumer Services)	286	832
NETGEAR, Inc.* (Communications Equipment)	128	2,019
NetScout Systems, Inc.* (Communications Equipment)	301	6,574
NETSTREIT Corp. (Retail REITs)	306	5,621
Neumora Therapeutics, Inc.* (Pharmaceuticals)	66	908
Nevro Corp.* (Health Care Equipment & Supplies)	159	2,296
New Jersey Resources Corp. (Gas Utilities)	429	18,408
New York Mortgage Trust, Inc. (Mortgage REITs)	402	2,896
Newmark Group, Inc. - Class A (Real Estate Management & Development)	599	6,643
Newpark Resources, Inc.* (Energy Equipment & Services)	331	2,390
NewtekOne, Inc. (Financial Services)	103	1,133
NexPoint Diversified Real Estate Trust (Diversified REITs)	138	911
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	36	517
NexPoint Residential Trust, Inc. (Residential REITs)	100	3,219
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	345	1,960
Nextdoor Holdings, Inc.* (Interactive Media & Services)	660	1,485
NextNav, Inc.* (Software)	247	1,625

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
NEXTracker, Inc.* - Class A (Electrical Equipment)	556	$31,286
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	192	305
NI Holdings, Inc.* (Insurance)	36	545
Nicolet Bankshares, Inc. (Banks)	58	4,987
Nikola Corp.* (Machinery)	3,262	3,392
NioCorp Developments, Ltd.* (Metals & Mining)	9	24
Nkarta, Inc.* (Biotechnology)	133	1,438
NL Industries, Inc. (Commercial Services & Supplies)	37	271
nLight, Inc.* (Electronic Equipment, Instruments & Components)	198	2,574
NMI Holdings, Inc.* - Class A (Financial Services)	352	11,384
Noble Corp. PLC (Energy Equipment & Services)	498	24,148
Noodles & Co.* (Hotels, Restaurants & Leisure)	172	329
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	907	3,555
Northeast Bank (Banks)	30	1,660
Northeast Community Bancorp, Inc. (Banks)	55	865
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	389	15,436
Northfield Bancorp, Inc. (Banks)	175	1,701
Northrim Bancorp, Inc. (Banks)	24	1,212
Northwest Bancshares, Inc. (Banks)	563	6,559
Northwest Natural Holding Co. (Gas Utilities)	162	6,030
Northwest Pipe Co.* (Construction & Engineering)	43	1,491
Northwestern Energy Group, Inc. (Multi-Utilities)	272	13,853
Norwood Financial Corp. (Banks)	32	871
Novagold Resources, Inc.* (Metals & Mining)	1,068	3,204
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	158	27,614
Novavax, Inc.*(a) (Biotechnology)	500	2,390
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	220	3,043
Nurix Therapeutics, Inc.* (Biotechnology)	210	3,087
NuScale Power Corp.* (Electrical Equipment)	247	1,312
Nuvalent, Inc.* - Class A (Biotechnology)	117	8,786
Nuvation Bio, Inc.* (Pharmaceuticals)	643	2,341
Nuvectis Pharma, Inc.* (Biotechnology)	33	271
NV5 Global, Inc.* (Professional Services)	61	5,979
NVE Corp. (Semiconductors & Semiconductor Equipment)	21	1,894
Oak Valley Bancorp (Banks)	30	743
Ocean Biomedical, Inc.* (Biotechnology)	38	144
Oceaneering International, Inc.* (Energy Equipment & Services)	444	10,390
OceanFirst Financial Corp. (Banks)	257	4,217
Ocular Therapeutix, Inc.* (Pharmaceuticals)	510	4,641
Ocwen Financial Corp.* (Financial Services)	28	756
Office Properties Income Trust (Office REITs)	213	435
OFG Bancorp (Banks)	204	7,509
O-I Glass, Inc.* (Containers & Packaging)	686	11,381
Oil States International, Inc.* (Energy Equipment & Services)	279	1,719
Oil-Dri Corp. of America (Household Products)	22	1,640
Old National Bancorp (Banks)	1,396	24,303
Old Second Bancorp, Inc. (Banks)	192	2,657
Olema Pharmaceuticals, Inc.* (Biotechnology)	119	1,347
Olo, Inc.* - Class A (Software)	457	2,509
Olympic Steel, Inc. (Metals & Mining)	44	3,119
Omega Flex, Inc. (Machinery)	14	993
Omega Therapeutics, Inc.* (Biotechnology)	108	394
Omeros Corp.* (Pharmaceuticals)	269	928
OmniAb, Inc.* (Life Sciences Tools & Services)	412	2,233
Omnicell, Inc.* (Health Care Equipment & Supplies)	198	5,788
ON24, Inc. (Software)	130	928
ONE Gas, Inc. (Gas Utilities)	244	15,745
One Liberty Properties, Inc. (Diversified REITs)	72	1,626
OneSpan, Inc.* (Software)	177	2,059
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	369	4,882
OneWater Marine, Inc.* (Specialty Retail)	52	1,464
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	216	39,114
Ooma, Inc.* (Diversified Telecommunication Services)	106	904
Open Lending Corp.* (Capital Markets)	440	2,754
Opendoor Technologies, Inc.* (Real Estate Management & Development)	2,495	7,560
OPENLANE, Inc.* (Commercial Services & Supplies)	472	8,166
OPKO Health, Inc.* (Health Care Providers & Services)	1,781	2,137
OppFi, Inc.* (Consumer Finance)	47	118
OptimizeRx Corp.* (Health Care Technology)	70	851
Optinose, Inc.* (Pharmaceuticals)	327	477
Option Care Health, Inc.* (Health Care Providers & Services)	740	24,820
Orange County Bancorp, Inc. (Banks)	23	1,058
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	318	1,956
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	64	337
Orchid Island Capital, Inc. (Mortgage REITs)	228	2,036
Organogenesis Holdings, Inc.* (Biotechnology)	310	880
ORIC Pharmaceuticals, Inc.* (Biotechnology)	172	2,365
Origin Bancorp, Inc. (Banks)	129	4,030
Origin Materials, Inc.* (Chemicals)	516	263
Orion Office REIT, Inc. (Office REITs)	249	874

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Orion SA (Chemicals)	245	$5,762
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	239	15,820
Orrstown Financial Services, Inc. (Banks)	45	1,205
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	155	2,251
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	70	2,041
Oscar Health, Inc.* - Class A (Insurance)	711	10,573
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	71	10,140
Otter Tail Corp. (Electric Utilities)	182	15,725
Outbrain, Inc.* (Interactive Media & Services)	178	703
Outfront Media, Inc. (Specialized REITs)	652	10,947
Outlook Therapeutics, Inc.* (Biotechnology)	35	418
Outset Medical, Inc.* (Health Care Equipment & Supplies)	221	491
Overseas Shipholding Group, Inc. - Class A (Oil, Gas & Consumable Fuels)	257	1,645
Ovid Therapeutics, Inc.* (Biotechnology)	263	802
Owens & Minor, Inc.* (Health Care Providers & Services)	328	9,089
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	66	7,418
P10, Inc. - Class A (Capital Markets)	193	1,625
P3 Health Partners, Inc.* (Health Care Providers & Services)	183	188
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,113	4,174
Pacific Premier Bancorp, Inc. (Banks)	419	10,056
Pacira BioSciences, Inc.* (Pharmaceuticals)	201	5,873
Pactiv Evergreen, Inc. (Containers & Packaging)	177	2,535
PagerDuty, Inc.* (Software)	394	8,936
Pagseguro Digital, Ltd.* - Class A (Financial Services)	877	12,524
Palomar Holdings, Inc.* (Insurance)	108	9,054
PAM Transportation Services, Inc.* (Ground Transportation)	27	438
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	161	1,122
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	145	9,657
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	244	9,043
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	120	5,443
Paragon 28, Inc.* (Health Care Equipment & Supplies)	194	2,396
Paramount Group, Inc. (Office REITs)	817	3,832
Park Aerospace Corp. (Aerospace & Defense)	82	1,364
Park National Corp. (Banks)	63	8,559
Parke Bancorp, Inc. (Banks)	46	792
Park-Ohio Holdings Corp. (Machinery)	38	1,014
Parsons Corp.* (Professional Services)	182	15,097
Pathward Financial, Inc. (Banks)	115	5,805
Patria Investments, Ltd. - Class A (Capital Markets)	245	3,636
Patrick Industries, Inc. (Automobile Components)	93	11,111
Patterson Cos., Inc. (Health Care Providers & Services)	369	10,203
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,562	18,650
Payoneer Global, Inc.* (Financial Services)	1,171	5,691
Paysafe, Ltd.* (Financial Services)	143	2,258
Paysign, Inc.* (Financial Services)	144	527
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	487	28,037
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	51	3,362
PCB Bancorp (Banks)	48	784
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	137	4,613
PDS Biotechnology Corp.* (Biotechnology)	125	495
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	499	12,106
Peakstone Realty Trust (Office REITs)	160	2,581
Peapack-Gladstone Financial Corp. (Banks)	75	1,825
Pebblebrook Hotel Trust (Hotel & Resort REITs)	525	8,090
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	372	3,731
Penns Woods Bancorp, Inc. (Banks)	32	621
PennyMac Financial Services, Inc. (Financial Services)	113	10,293
PennyMac Mortgage Investment Trust (Mortgage REITs)	384	5,637
Peoples Bancorp, Inc. (Banks)	154	4,560
Peoples Financial Services Corp. (Banks)	30	1,293
PepGen, Inc.* (Biotechnology)	44	647
Perdoceo Education Corp. (Diversified Consumer Services)	289	5,075
Perella Weinberg Partners (Capital Markets)	186	2,628
Perficient, Inc.* (IT Services)	152	8,556
Performant Financial Corp.* (Commercial Services & Supplies)	303	891
Perimeter Solutions SA* (Chemicals)	667	4,949
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	2,015	35,584
Perpetua Resources Corp.* (Metals & Mining)	167	695
PetIQ, Inc.* (Health Care Providers & Services)	121	2,212
PetMed Express, Inc. (Specialty Retail)	91	436
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	142	1,508
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	90	1,164
Phillips Edison & Co., Inc. (Retail REITs)	532	19,084
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	270	7,646
Phreesia, Inc.* (Health Care Technology)	234	5,599
Piedmont Lithium, Inc.* (Metals & Mining)	79	1,052
Piedmont Office Realty Trust, Inc. - Class A (Office REITs)	546	3,838
Pioneer Bancorp, Inc.* (Banks)	52	510
Piper Sandler Cos. (Capital Markets)	77	15,284

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Pitney Bowes, Inc. (Commercial Services & Supplies)	775	$3,356
PJT Partners, Inc. - Class A (Capital Markets)	105	9,897
Planet Labs PBC* (Professional Services)	774	1,974
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	167	1,500
Playstudios, Inc.* (Entertainment)	383	1,065
Plexus Corp.* (Electronic Equipment, Instruments & Components)	121	11,473
Pliant Therapeutics, Inc.* (Pharmaceuticals)	252	3,755
Plumas Bancorp (Banks)	24	883
Plymouth Industrial REIT, Inc. (Industrial REITs)	202	4,545
PMV Pharmaceuticals, Inc.* (Biotechnology)	181	308
PNM Resources, Inc. (Electric Utilities)	379	14,266
Ponce Financial Group, Inc.* (Banks)	86	765
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	200	2,836
Portland General Electric Co. (Electric Utilities)	449	18,857
Poseida Therapeutics, Inc.* (Biotechnology)	300	957
Postal Realty Trust, Inc. - Class A (Office REITs)	90	1,289
Potbelly Corp.* (Hotels, Restaurants & Leisure)	115	1,393
PotlatchDeltic Corp. (Specialized REITs)	350	16,457
Powell Industries, Inc. (Electrical Equipment)	41	5,834
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	251	17,959
PowerSchool Holdings, Inc.* (Software)	250	5,323
PRA Group, Inc.* (Consumer Finance)	171	4,460
Precigen, Inc.* (Biotechnology)	581	842
Preferred Bank (Banks)	56	4,299
Preformed Line Products Co. (Electrical Equipment)	11	1,415
Prelude Therapeutics, Inc.* (Biotechnology)	66	313
Premier Financial Corp. (Banks)	156	3,167
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	220	15,962
Presto Automation, Inc.* (Electronic Equipment, Instruments & Components)	18	3
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	112	9,408
Prime Medicine, Inc.* (Biotechnology)	175	1,225
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	3	301
Primis Financial Corp. (Banks)	89	1,083
Primo Water Corp. (Beverages)	691	12,583
Primoris Services Corp. (Construction & Engineering)	235	10,004
Princeton Bancorp, Inc. (Banks)	22	677
Priority Technology Holdings, Inc.* (Financial Services)	78	255
Privia Health Group, Inc.* (Health Care Providers & Services)	497	9,736
ProAssurance Corp. (Insurance)	225	2,894
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	178	8,797
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	115	961
PROG Holdings, Inc. (Consumer Finance)	196	6,750
Progress Software Corp. (Software)	195	10,395
Progyny, Inc.* (Health Care Providers & Services)	351	13,391
ProKidney Corp.* (Biotechnology)	199	326
ProPetro Holding Corp.* (Energy Equipment & Services)	417	3,369
PROS Holdings, Inc.* (Software)	197	7,157
Protagonist Therapeutics, Inc.* (Biotechnology)	252	7,290
Protalix BioTherapeutics, Inc.* (Biotechnology)	298	375
Prothena Corp. PLC* (Biotechnology)	186	4,607
Proto Labs, Inc.* (Machinery)	115	4,111
Provident Financial Services, Inc. (Banks)	324	4,721
PTC Therapeutics, Inc.* (Biotechnology)	318	9,251
PubMatic, Inc.* - Class A (Media)	184	4,364
Pulmonx Corp.* (Health Care Equipment & Supplies)	164	1,520
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	71	618
Pure Cycle Corp.* (Water Utilities)	92	874
PureCycle Technologies, Inc.* (Chemicals)	513	3,191
Purple Innovation, Inc. (Household Durables)	242	421
Q2 Holdings, Inc.* (Software)	251	13,193
QCR Holdings, Inc. (Banks)	73	4,434
Quad/Graphics, Inc. (Commercial Services & Supplies)	135	717
Quaker Chemical Corp. (Chemicals)	61	12,520
Qualys, Inc.* (Software)	164	27,366
Quanex Building Products Corp. (Building Products)	146	5,611
Quanterix Corp.* (Life Sciences Tools & Services)	157	3,699
Quantum-Si, Inc.* (Life Sciences Tools & Services)	449	885
QuinStreet, Inc.* (Interactive Media & Services)	233	4,115
Quipt Home Medical Corp.* (Health Care Providers & Services)	181	791
Qurate Retail, Inc.* - Class B (Broadline Retail)	6	27
Rackspace Technology, Inc.* (IT Services)	279	441
Radian Group, Inc. (Financial Services)	679	22,726
Radiant Logistics, Inc.* (Air Freight & Logistics)	159	862
Radius Recycling, Inc. (Metals & Mining)	116	2,451
RadNet, Inc.* (Health Care Providers & Services)	266	12,944
Rallybio Corp.* (Biotechnology)	135	250
Ramaco Resources, Inc. - Class A (Metals & Mining)	98	1,650
Ramaco Resources, Inc. - Class B (Metals & Mining)	20	251
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	476	29,422

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Ranger Energy Services, Inc. (Energy Equipment & Services)	65	$734
Ranpak Holdings Corp.* (Containers & Packaging)	191	1,503
Rapid7, Inc.* (Software)	268	13,143
RAPT Therapeutics, Inc.* (Biotechnology)	130	1,167
Rayonier Advanced Materials, Inc.* (Chemicals)	282	1,348
RBB Bancorp (Banks)	73	1,315
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	39	2,262
RE/MAX Holdings, Inc. (Real Estate Management & Development)	77	675
Ready Capital Corp. (Mortgage REITs)	708	6,464
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	615	6,132
Red River Bancshares, Inc. (Banks)	21	1,046
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	68	521
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	210	12,562
Red Violet, Inc.* (Software)	49	958
Redfin Corp.* (Real Estate Management & Development)	488	3,245
Redwire Corp.* (Aerospace & Defense)	35	154
Redwood Trust, Inc. (Mortgage REITs)	582	3,707
REGENXBIO, Inc.* (Biotechnology)	181	3,814
Regional Management Corp. (Consumer Finance)	36	872
Relay Therapeutics, Inc.* (Biotechnology)	418	3,469
Remitly Global, Inc.* (Financial Services)	601	12,465
Renasant Corp. (Banks)	244	7,642
Reneo Pharmaceuticals, Inc.* (Biotechnology)	57	95
Rent the Runway, Inc.* - Class A (Specialty Retail)	227	78
Repay Holdings Corp.* (Financial Services)	366	4,026
Replimune Group, Inc.* (Biotechnology)	218	1,781
Republic Bancorp, Inc. - Class A (Banks)	38	1,938
Reservoir Media, Inc.* (Entertainment)	88	698
Resideo Technologies, Inc.* (Building Products)	647	14,506
Resources Connection, Inc. (Professional Services)	143	1,882
Retail Opportunity Investments Corp. (Retail REITs)	544	6,974
REV Group, Inc. (Machinery)	140	3,093
Revance Therapeutics, Inc.* (Pharmaceuticals)	386	1,899
REVOLUTION Medicines, Inc.* (Biotechnology)	616	19,854
Revolve Group, Inc.* (Specialty Retail)	176	3,726
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	68	3,992
RGC Resources, Inc. (Gas Utilities)	36	729
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	236	10,226
Ribbon Communications, Inc.* (Communications Equipment)	392	1,254
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	53	488
Rigel Pharmaceuticals, Inc.* (Biotechnology)	756	1,119
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	40	1,320
Rimini Street, Inc.* (Software)	231	753
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	530	1,039
Riot Platforms, Inc.* (Software)	873	10,686
RLJ Lodging Trust (Hotel & Resort REITs)	677	8,002
Rocket Lab USA, Inc.* (Aerospace & Defense)	1,250	5,138
Rocket Pharmaceuticals, Inc.* (Biotechnology)	277	7,462
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	31	841
Rogers Corp.* (Electronic Equipment, Instruments & Components)	76	9,020
RPC, Inc. (Energy Equipment & Services)	376	2,910
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	268	14,343
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	40	2,132
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	285	1,855
RXO, Inc.* (Ground Transportation)	513	11,219
RxSight, Inc.* (Health Care Equipment & Supplies)	126	6,499
Ryerson Holding Corp. (Metals & Mining)	124	4,154
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	258	29,828
S&T Bancorp, Inc. (Banks)	168	5,389
Sabra Health Care REIT, Inc. (Health Care REITs)	1,023	15,110
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,463	3,540
Safe Bulkers, Inc. (Marine Transportation)	293	1,453
Safehold, Inc. (Specialized REITs)	215	4,429
Safety Insurance Group, Inc. (Insurance)	63	5,178
Sage Therapeutics, Inc.* (Biotechnology)	233	4,366
Sagimet Biosciences, Inc.* - Class A (Biotechnology)	102	553
Sally Beauty Holdings, Inc.* (Specialty Retail)	474	5,887
Sana Biotechnology, Inc.* (Biotechnology)	424	4,240
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	17	629
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	141	2,054
Sandy Spring Bancorp, Inc. (Banks)	194	4,497
Sangamo Therapeutics, Inc.* (Biotechnology)	658	441
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	243	15,110
Sapiens International Corp. N.V. (Software)	136	4,374
Saul Centers, Inc. (Retail REITs)	51	1,963
Savara, Inc.* (Biotechnology)	399	1,987
Savers Value Village, Inc.* (Broadline Retail)	114	2,198
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	109	4,800
Scholar Rock Holding Corp.* (Biotechnology)	254	4,511
Scholastic Corp. (Media)	114	4,299

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Schrodinger, Inc.* (Health Care Technology)	241	$6,506
Scilex Holding Co.* (Pharmaceuticals)	279	444
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	211	15,097
scPharmaceuticals, Inc.* (Pharmaceuticals)	127	638
Seacoast Banking Corp. of Florida (Banks)	372	9,445
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	106	1,478
Seadrill, Ltd.* (Energy Equipment & Services)	207	10,412
Security National Financial Corp.* - Class A (Financial Services)	56	443
Seer, Inc.* (Life Sciences Tools & Services)	259	492
Select Medical Holdings Corp. (Health Care Providers & Services)	459	13,839
Select Water Solutions, Inc. (Energy Equipment & Services)	353	3,258
Selective Insurance Group, Inc. (Insurance)	266	29,038
Selectquote, Inc.* (Insurance)	602	1,204
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	20	584
SEMrush Holdings, Inc.* - Class A (Software)	140	1,856
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	282	7,752
Seneca Foods Corp.* - Class A (Food Products)	22	1,252
Sensient Technologies Corp. (Chemicals)	186	12,869
Seres Therapeutics, Inc.* (Biotechnology)	434	336
Service Properties Trust (Hotel & Resort REITs)	729	4,943
ServisFirst Bancshares, Inc. (Banks)	225	14,931
SES AI Corp.* (Electrical Equipment)	551	926
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	509	6,709
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	167	17,373
Sharecare, Inc.* (Health Care Technology)	1,341	1,029
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	215	3,735
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	758	8,474
Shoe Carnival, Inc. (Specialty Retail)	80	2,931
Shore Bancshares, Inc. (Banks)	132	1,518
Shutterstock, Inc. (Interactive Media & Services)	109	4,993
SI-BONE, Inc.* (Health Care Equipment & Supplies)	176	2,881
Sierra Bancorp (Banks)	60	1,212
SIGA Technologies, Inc. (Pharmaceuticals)	203	1,738
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	95	502
Signet Jewelers, Ltd. (Specialty Retail)	193	19,314
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	140	20,121
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	170	3,114
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	103	3,516
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	42	664
Simmons First National Corp. - Class A (Banks)	548	10,664
Simpson Manufacturing Co., Inc. (Building Products)	190	38,983
Simulations Plus, Inc. (Health Care Technology)	70	2,881
Sinclair, Inc. (Media)	147	1,980
SiriusPoint, Ltd.* (Insurance)	314	3,991
SITE Centers Corp. (Retail REITs)	842	12,335
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	78	7,272
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable Fuels)	363	8,973
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	322	8,475
SJW Group (Water Utilities)	141	7,979
Skillsoft Corp.* (Professional Services)	19	171
Skyline Champion Corp.* (Household Durables)	239	20,317
Skyward Specialty Insurance Group, Inc.* (Insurance)	132	4,938
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	82	834
SkyWest, Inc.* (Passenger Airlines)	179	12,365
SKYX Platforms Corp.* (Electrical Equipment)	277	363
SL Green Realty Corp. (Office REITs)	286	15,766
Sleep Number Corp.* (Specialty Retail)	94	1,507
SM Energy Co. (Oil, Gas & Consumable Fuels)	512	25,523
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	228	6,001
SmartFinancial, Inc. (Banks)	70	1,475
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	829	2,222
Smith & Wesson Brands, Inc. (Leisure Products)	202	3,507
Snap One Holdings Corp.* (Household Durables)	81	698
Solaris Oilfield Infrastructure, Inc. - Class A (Energy Equipment & Services)	129	1,118
SolarWinds Corp.* (Software)	228	2,877
Solid Power, Inc.* (Automobile Components)	684	1,389
Solo Brands, Inc.* - Class A (Leisure Products)	88	191
Sonic Automotive, Inc. - Class A (Specialty Retail)	65	3,701
Sonos, Inc.* (Household Durables)	547	10,426
SoundHound AI, Inc.* - Class A (Software)	609	3,587
SoundThinking, Inc.* (Software)	44	699
South Plains Financial, Inc. (Banks)	51	1,365
Southern First Bancshares, Inc.* (Banks)	34	1,080
Southern Missouri Bancorp, Inc. (Banks)	42	1,836
Southern States Bancshares, Inc. (Banks)	34	881
Southland Holdings, Inc.* (Construction & Engineering)	18	93
Southside Bancshares, Inc. (Banks)	127	3,712
SouthState Corp. (Banks)	336	28,569
Southwest Gas Holdings, Inc. (Gas Utilities)	276	21,012

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
SP Plus Corp.* (Commercial Services & Supplies)	86	$4,491
SpartanNash Co. (Consumer Staples Distribution & Retail)	152	3,072
Sphere Entertainment Co.* (Entertainment)	118	5,791
Spire, Inc. (Gas Utilities)	231	14,176
Spirit Airlines, Inc.(a) (Passenger Airlines)	485	2,347
Spok Holdings, Inc. (Wireless Telecommunication Services)	78	1,244
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	165	513
SpringWorks Therapeutics, Inc.* (Biotechnology)	302	14,864
Sprinklr, Inc.* - Class A (Software)	466	5,718
Sprout Social, Inc.* - Class A (Software)	214	12,778
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	450	29,016
SPS Commerce, Inc.* (Software)	162	29,953
SPX Technologies, Inc.* (Machinery)	195	24,010
Squarespace, Inc.* - Class A (IT Services)	251	9,146
STAAR Surgical Co.* (Health Care Equipment & Supplies)	217	8,307
Stagwell, Inc.* (Media)	367	2,283
Standard Motor Products, Inc. (Automobile Components)	91	3,053
Standex International Corp. (Machinery)	52	9,475
Star Holdings* (Diversified REITs)	57	736
Steelcase, Inc. - Class A (Commercial Services & Supplies)	409	5,350
Stellar Bancorp, Inc. (Banks)	215	5,237
Stem, Inc.* (Electrical Equipment)	629	1,378
Stepan Co. (Chemicals)	94	8,464
StepStone Group, Inc. - Class A (Capital Markets)	243	8,685
Sterling Bancorp, Inc.* (Banks)	96	495
Sterling Check Corp.* (Professional Services)	135	2,171
Sterling Infrastructure, Inc.* (Construction & Engineering)	132	14,561
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	326	13,783
Stewart Information Services Corp. (Insurance)	118	7,677
Stitch Fix, Inc.* - Class A (Specialty Retail)	395	1,043
Stock Yards Bancorp, Inc. (Banks)	120	5,869
Stoke Therapeutics, Inc.* (Biotechnology)	123	1,661
StoneCo, Ltd.* - Class A (Financial Services)	1,286	21,360
Stoneridge, Inc.* (Automobile Components)	117	2,157
StoneX Group, Inc.* (Capital Markets)	120	8,431
Strategic Education, Inc. (Diversified Consumer Services)	100	10,412
Stratus Properties, Inc.* (Real Estate Management & Development)	25	571
Stride, Inc.* (Diversified Consumer Services)	187	11,790
Sturm Ruger & Co., Inc. (Leisure Products)	77	3,554
Summit Financial Group, Inc. (Banks)	49	1,331
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	463	3,014
Summit Materials, Inc.* - Class A (Construction Materials)	528	23,533
Summit Therapeutics, Inc.*(a) (Biotechnology)	512	2,120
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	189	2,852
SunCoke Energy, Inc. (Metals & Mining)	369	4,159
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	470	2,881
SunOpta, Inc.* (Food Products)	414	2,844
SunPower Corp.*(a) (Electrical Equipment)	386	1,158
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	908	10,115
Super Group SGHC, Ltd.* (Hotels, Restaurants & Leisure)	602	2,077
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	224	226,248
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	217	7,402
Surgery Partners, Inc.* (Health Care Providers & Services)	334	9,963
Surmodics, Inc.* (Health Care Equipment & Supplies)	61	1,790
Sutro Biopharma, Inc.* (Biotechnology)	269	1,520
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	432	10,912
SWK Holdings Corp.* (Financial Services)	16	279
Sylvamo Corp. (Paper & Forest Products)	158	9,754
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	174	16,975
Syndax Pharmaceuticals, Inc.* (Biotechnology)	348	8,282
System1, Inc.* (Interactive Media & Services)	144	282
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	104	1,690
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	615	8,567
Tanger, Inc. (Retail REITs)	462	13,643
Tango Therapeutics, Inc.* (Biotechnology)	197	1,564
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	138	1,500
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	36	1,524
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	129	4,689
Taylor Morrison Home Corp.* (Household Durables)	458	28,474
TechTarget, Inc.* (Media)	115	3,804
Teekay Corp.* (Oil, Gas & Consumable Fuels)	274	1,995
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	106	6,191
TEGNA, Inc. (Media)	872	13,027
Tejon Ranch Co.* (Real Estate Management & Development)	92	1,418
Tela Bio, Inc.* (Health Care Equipment & Supplies)	71	403
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	437	7,000
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	2,582	1,708
Tenable Holdings, Inc.* (Software)	514	25,406

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Tenaya Therapeutics, Inc.* (Biotechnology)	205	$1,072
Tennant Co. (Machinery)	82	9,972
Terawulf, Inc.* (Software)	680	1,788
Terex Corp. (Machinery)	294	18,934
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	191	1,253
Terran Orbital Corp.* (Aerospace & Defense)	429	562
Terreno Realty Corp. (Industrial REITs)	373	24,767
TETRA Technologies, Inc.* (Energy Equipment & Services)	553	2,450
Texas Capital Bancshares, Inc.* (Banks)	209	12,864
TG Therapeutics, Inc.* (Biotechnology)	612	9,309
The Andersons, Inc. (Consumer Staples Distribution & Retail)	142	8,147
The Bancorp, Inc.* (Banks)	227	7,595
The Bank of NT Butterfield & Son, Ltd. (Banks)	214	6,846
The Beauty Health Co.* (Personal Care Products)	358	1,590
The Brink's Co. (Commercial Services & Supplies)	197	18,199
The Buckle, Inc. (Specialty Retail)	135	5,436
The Cato Corp. - Class A (Specialty Retail)	77	444
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	211	7,628
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	156	5,875
The Children's Place, Inc.* (Specialty Retail)	53	612
The Duckhorn Portfolio, Inc.* (Beverages)	236	2,197
The E.W. Scripps Co.* - Class A (Media)	263	1,034
The Ensign Group, Inc. (Health Care Providers & Services)	241	29,985
The First Bancorp, Inc. (Banks)	43	1,060
The First Bancshares, Inc. (Banks)	136	3,529
The First of Long Island Corp. (Banks)	94	1,042
The GEO Group, Inc.* (Commercial Services & Supplies)	532	7,512
The Goodyear Tire & Rubber Co.* (Automobile Components)	1,244	17,081
The Gorman-Rupp Co. (Machinery)	101	3,995
The Greenbrier Cos., Inc. (Machinery)	135	7,034
The Hackett Group, Inc. (IT Services)	110	2,673
The Hain Celestial Group, Inc.* (Food Products)	395	3,105
The Joint Corp.* (Health Care Providers & Services)	63	823
The Lovesac Co.* (Household Durables)	63	1,424
The Macerich Co. (Retail REITs)	955	16,455
The Manitowoc Co., Inc.* (Machinery)	154	2,178
The Marcus Corp. (Entertainment)	107	1,526
The ODP Corp.* (Specialty Retail)	141	7,480
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	95	529
The Pennant Group, Inc.* (Health Care Providers & Services)	126	2,473
The RMR Group, Inc. - Class A (Real Estate Management & Development)	68	1,632
The Shyft Group, Inc. (Machinery)	149	1,851
The Simply Good Foods Co.* (Food Products)	401	13,646
The St Joe Co. (Real Estate Management & Development)	152	8,811
The Vita Coco Co., Inc.* (Beverages)	166	4,055
The York Water Co. (Water Utilities)	63	2,285
Theravance Biopharma, Inc.* (Pharmaceuticals)	214	1,920
Thermon Group Holdings, Inc.* (Electrical Equipment)	148	4,843
Third Coast Bancshares, Inc.* (Banks)	57	1,141
Third Harmonic Bio, Inc.* (Pharmaceuticals)	86	812
Thoughtworks Holding, Inc.* (IT Services)	409	1,035
ThredUp, Inc.* - Class A (Specialty Retail)	326	652
Thryv Holdings, Inc.* (Media)	137	3,046
Tidewater, Inc.* (Energy Equipment & Services)	205	18,860
Tile Shop Holdings, Inc.* (Specialty Retail)	127	893
Tilly's, Inc.* - Class A (Specialty Retail)	99	673
Timberland Bancorp, Inc. (Banks)	33	888
Tiptree, Inc. (Insurance)	106	1,832
Titan International, Inc.* (Machinery)	227	2,828
Titan Machinery, Inc.* (Trading Companies & Distributors)	91	2,258
Tompkins Financial Corp. (Banks)	61	3,068
Topgolf Callaway Brands Corp.* (Leisure Products)	636	10,283
Torrid Holdings, Inc.*(a) (Specialty Retail)	53	259
Towne Bank (Banks)	310	8,699
Townsquare Media, Inc. - Class A (Media)	52	571
TPG RE Finance Trust, Inc. (Mortgage REITs)	305	2,355
TPI Composites, Inc.* (Electrical Equipment)	183	533
Traeger, Inc.* (Household Durables)	159	402
Transcat, Inc.* (Trading Companies & Distributors)	36	4,011
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	6	226
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	140	10,352
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	132	648
Travere Therapeutics, Inc.* (Biotechnology)	322	2,483
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	200	2,610
Tredegar Corp. (Metals & Mining)	118	769
TreeHouse Foods, Inc.* (Food Products)	224	8,725
Trevi Therapeutics, Inc.* (Pharmaceuticals)	186	642
Tri Pointe Homes, Inc.* (Household Durables)	425	16,431
TriCo Bancshares (Banks)	137	5,039
TriMas Corp. (Containers & Packaging)	183	4,892
TriNet Group, Inc. (Professional Services)	141	18,681
Trinity Industries, Inc. (Machinery)	359	9,998
Trinseo PLC (Chemicals)	155	586
Triumph Financial, Inc.* (Banks)	98	7,773
Triumph Group, Inc.* (Aerospace & Defense)	285	4,286
Tronox Holdings PLC (Chemicals)	517	8,970

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
TruBridge, Inc.* (Health Care Technology)	63	$581
TrueBlue, Inc.* (Professional Services)	134	1,678
TrueCar, Inc.* (Interactive Media & Services)	395	1,339
Trupanion, Inc.*(a) (Insurance)	175	4,832
TrustCo Bank Corp. (Banks)	82	2,309
Trustmark Corp. (Banks)	269	7,562
TTEC Holdings, Inc. (Professional Services)	86	892
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	450	7,043
Tucows, Inc.* - Class A (IT Services)	44	817
Turning Point Brands, Inc. (Tobacco)	76	2,227
Turnstone Biologics Corp.* (Biotechnology)	68	178
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	72	1,241
Tutor Perini Corp.* (Construction & Engineering)	187	2,704
Twist Bioscience Corp.* (Biotechnology)	255	8,749
Two Harbors Investment Corp. (Mortgage REITs)	459	6,077
Tyra Biosciences, Inc.* (Biotechnology)	62	1,017
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	66	7,449
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	333	4,133
Udemy, Inc.* (Diversified Consumer Services)	396	4,348
UFP Industries, Inc. (Building Products)	265	32,598
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	31	7,818
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	196	9,004
UMB Financial Corp. (Banks)	196	17,050
UMH Properties, Inc. (Residential REITs)	269	4,369
UniFirst Corp. (Commercial Services & Supplies)	66	11,446
Unisys Corp.* (IT Services)	294	1,444
United Bankshares, Inc. (Banks)	578	20,687
United Community Banks, Inc. (Banks)	511	13,450
United Fire Group, Inc. (Insurance)	93	2,025
United Homes Group, Inc.* (Household Durables)	24	168
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	262	3,010
United Parks & Resorts, Inc.* (Hotels, Restaurants & Leisure)	161	9,050
United States Lime & Minerals, Inc. (Construction Materials)	9	2,683
Uniti Group, Inc. (Specialized REITs)	1,052	6,207
Unitil Corp. (Multi-Utilities)	70	3,665
Unity Bancorp, Inc. (Banks)	32	883
Universal Corp. (Tobacco)	107	5,534
Universal Health Realty Income Trust (Health Care REITs)	57	2,092
Universal Insurance Holdings, Inc. (Insurance)	107	2,174
Universal Logistics Holdings, Inc. (Ground Transportation)	30	1,106
Universal Technical Institute, Inc.* (Diversified Consumer Services)	175	2,790
Univest Financial Corp. (Banks)	128	2,665
Upbound Group, Inc. (Specialty Retail)	236	8,310
Upstart Holdings, Inc.*(a) (Consumer Finance)	328	8,819
Upwork, Inc.* (Professional Services)	552	6,768
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,701	11,482
Urban Edge Properties (Retail REITs)	508	8,773
Urban One, Inc.* (Media)	50	102
Urban One, Inc.* (Media)	40	108
Urban Outfitters, Inc.* (Specialty Retail)	282	12,244
UroGen Pharma, Ltd.* (Biotechnology)	122	1,830
USANA Health Sciences, Inc.* (Personal Care Products)	50	2,425
USCB Financial Holdings, Inc. (Banks)	46	524
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	15	1,067
Utz Brands, Inc. (Food Products)	318	5,864
V2X, Inc.* (Aerospace & Defense)	51	2,382
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	466	3,248
Valaris, Ltd.* (Energy Equipment & Services)	263	19,793
Valhi, Inc. (Chemicals)	11	189
Valley National Bancorp (Banks)	1,907	15,180
Value Line, Inc. (Capital Markets)	4	162
Vanda Pharmaceuticals, Inc.* (Biotechnology)	249	1,023
Varex Imaging Corp.* (Health Care Equipment & Supplies)	173	3,131
Varonis Systems, Inc.* (Software)	480	22,641
Vaxcyte, Inc.* (Biotechnology)	469	32,036
Vaxxinity, Inc.* - Class A (Biotechnology)	188	135
Vector Group, Ltd. (Tobacco)	642	7,036
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	225	7,913
Velo3D, Inc.*(a) (Machinery)	406	185
Velocity Financial, Inc.* (Financial Services)	39	702
Ventyx Biosciences, Inc.* (Pharmaceuticals)	207	1,139
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	116	789
Vera Therapeutics, Inc.* (Biotechnology)	177	7,632
Veracyte, Inc.* (Biotechnology)	321	7,113
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	3	12
Vericel Corp.* (Biotechnology)	210	10,924
Verint Systems, Inc.* (Software)	270	8,951
Veris Residential, Inc. (Residential REITs)	350	5,324
Veritex Holdings, Inc. (Banks)	232	4,754
Veritone, Inc.* (Software)	117	615
Verra Mobility Corp.* (Professional Services)	605	15,107
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	92	545
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	288	403
Verve Therapeutics, Inc.* (Biotechnology)	291	3,864
Viad Corp.* (Commercial Services & Supplies)	90	3,554
Viant Technology, Inc.* - Class A (Software)	66	704

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Viavi Solutions, Inc.* (Communications Equipment)	977	$8,880
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	450	136
Vicor Corp.* (Electrical Equipment)	98	3,748
Victory Capital Holdings, Inc. - Class A (Capital Markets)	118	5,007
Viemed Healthcare, Inc.* (Health Care Providers & Services)	151	1,424
Vigil Neuroscience, Inc.* (Biotechnology)	71	242
Viking Therapeutics, Inc.* (Biotechnology)	452	37,063
Village Super Market, Inc. - Class A (Consumer Staples Distribution & Retail)	39	1,116
Vimeo, Inc.* (Interactive Media & Services)	680	2,781
Vir Biotechnology, Inc.* (Biotechnology)	370	3,748
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	1,578	2,335
Virginia National Bankshares Corp. (Banks)	21	632
Viridian Therapeutics, Inc.* (Biotechnology)	220	3,852
Virtus Investment Partners, Inc. (Capital Markets)	30	7,439
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	562	12,746
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	55	1,943
Vista Outdoor, Inc.* (Leisure Products)	255	8,359
Visteon Corp.* (Automobile Components)	122	14,348
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	103	5,412
Vital Farms, Inc.* (Food Products)	137	3,185
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	111	2,634
Vivid Seats, Inc.* - Class A (Entertainment)	330	1,977
Vizio Holding Corp.* - Class A (Household Durables)	339	3,709
Vor BioPharma, Inc.* (Biotechnology)	168	398
VOXX International Corp.* (Household Durables)	52	424
Voyager Therapeutics, Inc.* (Biotechnology)	174	1,620
VSE Corp. (Commercial Services & Supplies)	58	4,640
Vuzix Corp.* (Electronic Equipment, Instruments & Components)	261	316
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	434	1,150
Wabash National Corp. (Machinery)	203	6,078
WaFd, Inc. (Banks)	300	8,709
Waldencast PLC* - Class A (Personal Care Products)	123	800
Walker & Dunlop, Inc. (Financial Services)	141	14,249
Warby Parker, Inc.* - Class A (Specialty Retail)	380	5,172
Warrior Met Coal, Inc. (Metals & Mining)	229	13,900
Washington Trust Bancorp, Inc. (Banks)	75	2,016
Waterstone Financial, Inc. (Financial Services)	77	937
Watts Water Technologies, Inc. - Class A (Machinery)	121	25,719
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	325	2,005
WD-40 Co. (Household Products)	60	15,199
Weatherford International PLC* (Energy Equipment & Services)	315	36,358
Weave Communications, Inc.* (Software)	152	1,745
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	73	4,701
Werner Enterprises, Inc. (Ground Transportation)	280	10,954
WesBanco, Inc. (Banks)	255	7,602
West Bancorp, Inc. (Banks)	72	1,284
Westamerica Bancorp (Banks)	114	5,572
Westrock Coffee Co.* (Food Products)	125	1,291
Weyco Group, Inc. (Distributors)	26	829
Whitestone REIT (Retail REITs)	215	2,698
WideOpenWest, Inc.* (Media)	221	800
Willdan Group, Inc.* (Professional Services)	54	1,565
Willis Lease Finance Corp.* (Trading Companies & Distributors)	13	645
Winmark Corp. (Specialty Retail)	13	4,702
Winnebago Industries, Inc. (Automobiles)	125	9,250
WisdomTree, Inc. (Capital Markets)	610	5,606
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	343	3,845
Workhorse Group, Inc.* (Automobiles)	1,007	236
Workiva, Inc.* (Software)	220	18,656
World Acceptance Corp.* (Consumer Finance)	18	2,610
World Kinect Corp. (Oil, Gas & Consumable Fuels)	264	6,983
Worthington Enterprises, Inc. (Household Durables)	136	8,463
Worthington Steel, Inc.* (Metals & Mining)	136	4,876
WSFS Financial Corp. (Banks)	267	12,052
WW International, Inc.* (Diversified Consumer Services)	241	446
X4 Pharmaceuticals, Inc.* (Biotechnology)	553	769
Xencor, Inc.* (Biotechnology)	256	5,665
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	466	6,995
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	587	1,297
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	517	9,254
XOMA Corp.* (Biotechnology)	32	770
Xometry, Inc.* - Class A (Trading Companies & Distributors)	150	2,534
XPEL, Inc.* (Automobile Components)	100	5,402
Xperi, Inc.* (Software)	192	2,316
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	103	1,704
Yelp, Inc.* (Interactive Media & Services)	294	11,584
Yext, Inc.* (Software)	473	2,852
Y-mAbs Therapeutics, Inc.* (Biotechnology)	162	2,634
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	257	4,050
Zeta Global Holdings Corp.* - Class A (Software)	620	6,777
Zevia PBC* - Class A (Beverages)	112	131
Zevra Therapeutics, Inc.* (Pharmaceuticals)	161	934

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks, continued

	Shares	Value
Ziff Davis, Inc.* (Interactive Media & Services)	202	$12,734
Zimvie, Inc.* (Health Care Equipment & Supplies)	114	1,880
ZipRecruiter, Inc.* (Interactive Media & Services)	299	3,436
Zumiez, Inc.* (Specialty Retail)	70	1,063
Zuora, Inc.* - Class A (Software)	599	5,463
Zura Bio, Ltd.* (Biotechnology)	75	193
Zurn Elkay Water Solutions Corp. (Building Products)	654	21,889
Zymeworks, Inc.* (Biotechnology)	247	2,598
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	80	990
TOTAL COMMON STOCKS
(Cost $7,899,061)		11,779,078

Rights(NM)

Cartesian Therapeutics, Inc., CVR*+(Pharmaceuticals)	403	73
Chinook Therapeutics CVR*+(Health Care Providers & Services)	243	–
TOTAL RIGHTS
(Cost $–)		73

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	510	$—
TOTAL TRUST
(Cost $—)		—

Repurchase Agreements(b)(c) (27.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $4,468,576	$4,466,000	$4,466,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,466,000)		4,466,000

Collateral for Securities Loaned(d) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 5.24%(e)	87,304	$87,304
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $87,304)		87,304
TOTAL INVESTMENT SECURITIES
(Cost $12,452,365) —102.0%		16,332,455
Net other assets (liabilities) — (2.0)%		(317,147)
NET ASSETS - 100.0%		$16,015,308

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of March 31, 2024, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $84,336.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $2,939,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at March 31, 2024.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2024.
NM	Not meaningful, amount is less than 0.05%
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	9	6/24/24	$965,655	$29,974

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	4/29/24	5.38%	$3,818,966	$14,048
Russell 2000 Index	Goldman Sachs International	4/29/24	5.73%	2,744,917	17,565
				$6,563,883	$31,613

iShares Russell 2000 ETF	UBS AG	4/29/24	5.13%	971,466	2,911
Russell 2000 Index	UBS AG	4/29/24	5.68%	11,636,160	54,795
				$12,607,626	$57,706
				$19,171,509	$89,319

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

ProFund VP UltraSmall-Cap invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$102,734	0.6%
Air Freight & Logistics	19,547	0.1%
Automobile Components	159,921	1.0%
Automobiles	10,101	0.1%
Banks	990,792	6.2%
Beverages	47,754	0.3%
Biotechnology	936,691	5.8%
Broadline Retail	10,420	0.1%
Building Products	242,767	1.5%
Capital Markets	161,227	1.0%
Chemicals	226,147	1.4%
Commercial Services & Supplies	187,537	1.2%
Communications Equipment	58,636	0.4%
Construction & Engineering	230,229	1.4%
Construction Materials	46,486	0.3%
Consumer Finance	88,514	0.6%
Consumer Staples Distribution & Retail	70,539	0.4%
Containers & Packaging	33,028	0.2%
Distributors	829	NM
Diversified Consumer Services	126,751	0.8%
Diversified REITs	65,300	0.4%
Diversified Telecommunication Services	52,621	0.3%
Electric Utilities	78,042	0.5%
Electrical Equipment	166,559	1.0%
Electronic Equipment, Instruments & Components	309,785	1.9%
Energy Equipment & Services	301,669	1.9%
Entertainment	47,161	0.3%
Financial Services	286,551	1.8%
Food Products	104,326	0.7%
Gas Utilities	105,609	0.6%
Ground Transportation	52,036	0.3%
Health Care Equipment & Supplies	309,148	1.9%
Health Care Providers & Services	296,491	1.9%
Health Care REITs	55,645	0.3%
Health Care Technology	42,409	0.3%
Hotel & Resort REITs	98,258	0.6%
Hotels, Restaurants & Leisure	258,519	1.6%
Household Durables	287,496	1.8%
Household Products	36,431	0.2%
Independent Power and Renewable Electricity Producers	21,272	0.1%
Industrial Conglomerates	2,776	NM
Industrial REITs	53,593	0.3%
Insurance	220,234	1.4%
Interactive Media & Services	73,362	0.5%
IT Services	53,887	0.3%
Leisure Products	47,064	0.3%
Life Sciences Tools & Services	30,086	0.2%
Machinery	429,674	2.8%
Marine Transportation	36,413	0.2%
Media	69,434	0.4%
Metals & Mining	214,693	1.3%
Mortgage REITs	125,859	0.8%
Multi-Utilities	46,019	0.3%
Office REITs	79,012	0.5%
Oil, Gas & Consumable Fuels	552,710	3.4%
Paper & Forest Products	13,293	0.1%
Passenger Airlines	45,582	0.3%
Personal Care Products	116,205	0.7%
Pharmaceuticals	192,027	1.2%
Professional Services	294,477	1.9%
Real Estate Management & Development	77,526	0.5%
Residential REITs	44,555	0.3%
Retail REITs	134,119	0.9%
Semiconductors & Semiconductor Equipment	347,421	2.2%
Software	740,769	4.6%
Specialized REITs	51,989	0.3%
Specialty Retail	325,914	1.9%
Technology Hardware, Storage & Peripherals	249,553	1.6%
Textiles, Apparel & Luxury Goods	61,173	0.4%
Tobacco	15,275	0.1%
Trading Companies & Distributors	254,188	1.7%
Water Utilities	43,473	0.3%
Wireless Telecommunication Services	10,817	0.1%
Other**	4,236,158	26.4%
Total	$16,015,308	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

ProFund VP U.S. Government Plus :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

U.S. Treasury Obligation (51.0%)

	Principal Amount	Value
U.S. Treasury Bonds, 4.25%, 2/15/54	$3,540,000	$3,488,836
TOTAL U.S. TREASURY OBLIGATION
(Cost $3,451,679)		3,488,836

Repurchase Agreements(a)(b) (51.7%)

Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $3,541,041	3,539,000	3,539,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,539,000)		3,539,000
TOTAL INVESTMENT SECURITIES
(Cost $6,990,679) —102.7%		7,027,836
Net other assets (liabilities) — (2.7)%		(185,628)
NET ASSETS - 100.0%		$6,842,208

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2024, the aggregate amount held in a segregated account was $100,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.25% due on 2/15/54	Citibank North America	4/15/24	5.55%	$1,143,234	$16,710
30-Year U.S. Treasury Bond, 4.25% due on 2/15/54	Societe' Generale	4/15/24	5.64%	3,873,199	83,398
				$5,016,433	$100,108

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Common Stocks (95.9%)

	Shares	Value
Alliant Energy Corp. (Electric Utilities)	6,668	$336,067
Ameren Corp. (Multi-Utilities)	6,871	508,179
American Electric Power Co., Inc. (Electric Utilities)	13,742	1,183,186
American Water Works Co., Inc. (Water Utilities)	5,088	621,804
Atmos Energy Corp. (Gas Utilities)	3,942	468,586
CenterPoint Energy, Inc. (Multi-Utilities)	16,495	469,943
CMS Energy Corp. (Multi-Utilities)	7,695	464,316
Consolidated Edison, Inc. (Multi-Utilities)	9,020	819,106
Constellation Energy Corp. (Electric Utilities)	8,344	1,542,388
Dominion Energy, Inc. (Multi-Utilities)	21,867	1,075,638
DTE Energy Co. (Multi-Utilities)	5,395	604,995
Duke Energy Corp. (Electric Utilities)	20,148	1,948,513
Edison International (Electric Utilities)	10,022	708,856
Entergy Corp. (Electric Utilities)	5,526	583,988
Evergy, Inc. (Electric Utilities)	6,003	320,440
Eversource Energy (Electric Utilities)	9,129	545,640
Exelon Corp. (Electric Utilities)	26,013	977,308
FirstEnergy Corp. (Electric Utilities)	13,496	521,216
NextEra Energy, Inc. (Electric Utilities)	53,616	3,426,600
NiSource, Inc. (Multi-Utilities)	10,804	298,839
NRG Energy, Inc. (Electric Utilities)	5,900	399,371
PG&E Corp. (Electric Utilities)	55,754	934,437
Pinnacle West Capital Corp. (Electric Utilities)	2,963	221,425
PPL Corp. (Electric Utilities)	19,263	530,310
Public Service Enterprise Group, Inc. (Multi-Utilities)	13,022	869,609
Sempra (Multi-Utilities)	16,446	1,181,316
The AES Corp. (Independent Power and Renewable Electricity Producers)	17,499	313,757
The Southern Co. (Electric Utilities)	28,496	2,044,304
WEC Energy Group, Inc. (Multi-Utilities)	8,243	676,915
Xcel Energy, Inc. (Electric Utilities)	14,420	775,075
TOTAL COMMON STOCKS
(Cost $10,331,558)		25,372,127

Repurchase Agreements(a) (2.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.10%-5.21%, dated 3/28/2024, due 4/1/24, total to be received $672,388	$672,000	$672,000
TOTAL REPURCHASE AGREEMENTS
(Cost $672,000)		672,000
TOTAL INVESTMENT SECURITIES
(Cost $11,003,558) —98.4%		26,044,127
Net other assets (liabilities) — 1.6%		414,312
NET ASSETS - 100.0%		$26,458,439

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Utilities :: Schedule of Portfolio Investments :: March 31, 2024 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	4/23/24	5.93%	$1,091,117	$14,205

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of March 31, 2024:

	Value	% of Net Assets
Electric Utilities	$16,999,124	64.2%
Gas Utilities	468,586	1.8%
Independent Power and Renewable Electricity Producers	313,757	1.2%
Multi-Utilities	6,968,856	26.3%
Water Utilities	621,804	2.4%
Other**	1,086,312	4.1%
Total	$26,458,439	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2024 (unaudited)  : : APPENDIX : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of March 31, 2024, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

	Credit Agricole CIB,	HSBC Securities (USA), Inc.,	Natwest Markets, PLC	RBC Capital Markets, LLC,	Societe' Generale,	UMB Bank N.A.,
	5.21%	5.15%	5.20%	5.18%	5.20%	5.10%
	dated 3/28/2024,	dated 3/28/2024,	dated 3/28/2024,	dated 3/28/2024,	dated 3/28/2024,	dated 3/28/2024,
	due 4/1/24(1)	due 4/1/24(2)	due 4/1/24(3)	due 4/1/24(4)	due 4/1/24(5)	due 4/1/24(6)
ProFund Access VP High Yield	$1,694,000	$721,000	$1,261,000	$1,009,000	$1,982,000	$261,000
ProFund VP Bear	455,000	193,000	339,000	271,000	533,000	76,000
ProFund VP Biotechnology	112,000	47,000	83,000	67,000	131,000	20,000
ProFund VP Bull	3,171,000	1,349,000	2,361,000	1,888,000	3,711,000	488,000
ProFund VP Communication Services	37,000	16,000	28,000	22,000	44,000	7,000
ProFund VP Consumer Discretionary	91,000	39,000	68,000	54,000	107,000	16,000
ProFund VP Consumer Staples	50,000	21,000	37,000	30,000	58,000	10,000
ProFund VP Dow 30	84,000	35,000	62,000	50,000	99,000	20,000
ProFund VP Emerging Markets	279,000	118,000	208,000	166,000	327,000	49,000
ProFund VP Energy	261,000	111,000	194,000	155,000	306,000	43,000
ProFund VP Financials	110,000	47,000	82,000	66,000	129,000	19,000
ProFund VP Falling U.S. Dollar	113,000	48,000	84,000	67,000	133,000	21,000
ProFund VP Health Care	84,000	36,000	63,000	50,000	99,000	15,000
ProFund VP Industrials	110,000	46,000	82,000	65,000	129,000	19,000
ProFund VP International	2,943,000	1,252,000	2,192,000	1,753,000	3,444,000	456,000
ProFund VP Internet	37,000	16,000	28,000	22,000	44,000	8,000
ProFund VP Japan	4,290,000	1,825,000	3,194,000	2,555,000	5,020,000	657,000
ProFund VP Large-Cap Growth	27,000	11,000	20,000	16,000	32,000	7,000
ProFund VP Large-Cap Value	13,000	5,000	10,000	8,000	16,000	4,000
ProFund VP Materials	46,000	19,000	34,000	27,000	54,000	11,000
ProFund VP Mid-Cap	2,553,000	1,085,000	1,901,000	1,520,000	2,987,000	396,000
ProFund VP Mid-Cap Growth	18,000	7,000	13,000	10,000	21,000	6,000
ProFund VP Mid-Cap Value	5,000	2,000	3,000	3,000	6,000	2,000
ProFund VP Nasdaq-100	11,941,000	5,081,000	8,892,000	7,113,000	13,974,000	1,825,000
ProFund VP Pharmaceuticals	42,000	18,000	31,000	25,000	49,000	9,000
ProFund VP Precious Metals	5,286,000	2,249,000	3,936,000	3,149,000	6,186,000	810,000
ProFund VP Real Estate	34,000	14,000	25,000	20,000	40,000	9,000
ProFund VP Rising Rates Opportunity	2,066,000	878,000	1,538,000	1,230,000	2,418,000	323,000
ProFund VP Semiconductor	321,000	136,000	239,000	191,000	376,000	52,000
ProFund VP Short Dow 30	—	—	—	—	1,000	5,000
ProFund VP Short Emerging Markets	116,000	49,000	86,000	69,000	135,000	21,000
ProFund VP Short International	114,000	47,000	85,000	67,000	132,000	25,000
ProFund VP Short Mid-Cap	19,000	8,000	13,000	11,000	23,000	7,000
ProFund VP Short Nasdaq-100	820,000	348,000	610,000	487,000	959,000	134,000
ProFund VP Short Small-Cap	382,000	162,000	284,000	227,000	447,000	68,000
ProFund VP Small-Cap	856,000	363,000	637,000	510,000	1,002,000	135,000
ProFund VP Small-Cap Growth	34,000	14,000	25,000	20,000	40,000	9,000
ProFund VP Small-Cap Value	8,000	3,000	6,000	4,000	9,000	4,000
ProFund VP Technology	131,000	55,000	97,000	78,000	153,000	23,000
ProFund VP UltraBull	924,000	392,000	687,000	550,000	1,081,000	149,000
ProFund VP UltraMid-Cap	662,000	280,000	493,000	394,000	775,000	110,000
ProFund VP UltraNasdaq-100	13,110,000	5,577,000	9,763,000	7,809,000	15,342,000	2,006,000
ProFund VP UltraShort Dow 30	—	—	—	—	—	2,000
ProFund VP UltraShort Nasdaq-100	219,000	93,000	162,000	130,000	257,000	39,000
ProFund VP UltraSmall-Cap	1,091,000	463,000	812,000	649,000	1,277,000	174,000
ProFund VP U.S. Government Plus	865,000	366,000	644,000	515,000	1,011,000	138,000
ProFund VP Utilities	164,000	69,000	122,000	97,000	192,000	28,000
	$55,788,000	$23,714,000	$41,534,000	$33,219,000	$65,291,000	$8,716,000

Each repurchase agreement was fully collateralized by U.S. government securities as of March 31, 2024 as follows:

(1)	U.S. Treasury Inflation-Protected Securities (TIPS), 1.25%, due 4/15/2028, total value $56,956,077.
(2)	U.S. Treasury Bonds, 2.5%, due 2/15/2046, total value $24,193,714.
(3)	U.S. Treasury Notes, 0.5% to 2.00%, due 8/15/2025 to 10/31/2027, which had an aggregate value of $42,369,937.
(4)	U.S. Treasury Floating Rate Notes, coupon rate in effect at 3/31/2024, 5.337%, due 7/31/2024, total value $33,887,353.
(5)	U.S. Treasury Notes, 1.50% to 4.125%, due 2/15/2025 to 4/30/2027, which had an aggregate value of $66,607,493.
(6)	U.S. Treasury Notes, 4.00%, due 2/29/2028, total value $8,897,620.